UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 10 of its series:

Allspring Managed Account CoreBuilder® Shares - Series CP, Allspring Adjustable Rate Government Fund, Allspring Conservative Income Fund, Allspring Government Securities Fund, Allspring High Yield Bond Fund, Allspring Core Plus Bond Fund, Allspring Short Duration Government Bond Fund, Allspring Short-Term Bond Plus Fund, Allspring Short-Term High Income Fund, and Allspring Ultra Short-Term Income Fund.

Date of reporting period: February 28, 2023

ITEM 1. REPORT TO STOCKHOLDERS

===============================================

Semi-Annual Report
February 28, 2023
Allspring
Adjustable Rate Government Fund

The views expressed and any forward-looking statements are as of February 28, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Adjustable Rate Government Fund for the six-month period that ended February 28, 2023. Globally, stocks and bonds experienced heightened volatility through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with non-U.S. equities––both developed market and emerging market––outperforming U.S. stocks overall. Bonds––both U.S. and non-U.S.––began to recover from sustained aggressive interest rate increases. After suffering deep and broad losses over the past year, recent fixed income performance benefited from a base of higher yields that can now generate higher income. For the period, U.S. stocks, based on the S&P 500 Index,1 returned 1.26%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.30%, while the MSCI EM Index (Net) (USD)3 lost 2.29%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.13%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -0.11%, the Bloomberg Municipal Bond Index6 gained 0.66%, and the ICE BofA U.S. High Yield Index7 returned 2.41%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets
A challenging calendar year for investors continued in September as all asset classes suffered major losses. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar weighed on results for investors holding non-U.S.-dollar assets. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The Bank of England (BoE) then stepped in and bought long-dated government bonds.
“ A challenging calendar year for investors continued in September as all asset classes suffered major losses.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Adjustable Rate Government Fund

Letter to shareholders (unaudited)
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the BoE and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Adjustable Rate Government Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Adjustable Rate Government Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher Y. Kauffman, CFA®‡, Michal Stanczyk

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (ESAAX)	6-30-2000	-1.16	0.86	0.57	0.84	1.26	0.78	0.82	0.74
Class C (ESACX)	6-30-2000	-0.74	0.60	0.15	0.26	0.60	0.15	1.57	1.49
Administrator Class (ESADX)	7-30-2010	–	–	–	0.98	1.38	0.92	0.76	0.60
Institutional Class (EKIZX)	10-1-1991	–	–	–	1.23	1.52	1.05	0.49	0.46
Bloomberg 6-Month Treasury Bill Index[3]	–	–	–	–	2.03	1.47	0.97	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through December 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.74% for Class A, 1.49% for Class C, 0.60% for Administrator Class, and 0.46% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Bloomberg 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-Month U.S. Treasury bills. The index follows Bloomberg monthly rebalancing conventions. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Adjustable Rate Government Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2023[1]
FHLMC Series 350 Class F2, 3.34%, 9-15-2040	1.58
FRESB Mortgage Trust Series 2022-SB94 Class A5H, 1.72%, 11-25-2041	1.56
FHLMC, 3.82%, 9-1-2036	1.55
FHLMC, 4.05%, 7-1-2038	1.53
FNMA Series 2017-M9 Class F, 5.10%, 5-25-2029	1.31
FNMA Series 2016-40 Class AF, 3.71%, 7-25-2046	1.20
FHLMC Series 4915 Class FE, 3.83%, 2-15-2038	1.09
FNMA Series 2002-66 Class A3, 3.97%, 4-25-2042	1.07
FNMA Series 2021-85 Class EF, 4.23%, 12-25-2051	1.06
Navient Student Loan Trust Series 2018-4A Class A2, 5.30%, 6-27-2067	1.02
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Adjustable Rate Government Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2022 to February 28, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2022	Ending account value 2-28-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,014.70	$3.70	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71	0.74%
Class C
Actual	$1,000.00	$1,010.95	$7.43	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45	1.49%
Administrator Class
Actual	$1,000.00	$1,015.41	$3.00	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Institutional Class
Actual	$1,000.00	$1,017.26	$2.30	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.31	0.46%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 88.02%
FHLMC (12 Month LIBOR +1.67%) ±	2.17%	8-1-2035	$ 111,954	$ 109,441
FHLMC (12 Month LIBOR +1.81%) ±	2.43	4-1-2035	457,543	450,876
FHLMC (1 Year Treasury Constant Maturity +0.85%) ±	2.46	4-1-2030	10,769	10,532
FHLMC (12 Month Treasury Average +1.90%) ±	2.51	5-1-2028	65,812	64,333
FHLMC (2 Year Treasury Constant Maturity +2.44%) ±	2.57	8-1-2029	2,807	2,777
FHLMC (11th District COFI +1.25%) ±	2.60	1-1-2030	1,508	1,456
FHLMC (11th District COFI +1.25%) ±	2.60	1-1-2030	351	339
FHLMC (11th District COFI +1.25%) ±	2.60	7-1-2030	76,078	73,341
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	2.61	5-1-2032	67,382	66,273
FHLMC (12 Month LIBOR +1.86%) ±	2.61	4-1-2037	130,112	128,442
FHLMC (1 Year Treasury Constant Maturity +0.00%)	2.63	4-1-2023	1,856	1,843
FHLMC (12 Month LIBOR +1.91%) ±	2.64	3-1-2032	104,036	101,909
FHLMC (12 Month LIBOR +1.64%) ±	2.64	6-1-2050	2,544,408	2,302,787
FHLMC (12 Month LIBOR +2.06%) ±	2.72	3-1-2038	465,167	472,671
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.73	10-1-2024	11,048	10,926
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.73	2-1-2030	19,842	19,530
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	2.82	4-1-2029	16,502	16,134
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.82	4-1-2034	74,977	73,359
FHLMC (11th District COFI +1.28%) ±	2.86	2-1-2035	22,726	22,376
FHLMC (1 Year Treasury Constant Maturity +2.52%) ±	2.87	11-1-2029	41,156	39,473
FHLMC (12 Month LIBOR +1.62%) ±	2.88	11-1-2047	2,395,968	2,295,229
FHLMC (12 Month LIBOR +1.75%) ±	2.91	5-1-2033	45,917	44,858
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	2.92	3-1-2025	6,321	6,187
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.93	6-1-2030	52,395	50,988
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	2.93	4-1-2034	79,776	77,604
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	2.94	9-1-2033	138,614	135,688
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	2.99	9-1-2030	25,060	23,876
FHLMC (12 Month Treasury Average +2.46%) ±	3.02	10-1-2029	53,784	52,749
FHLMC (12 Month LIBOR +1.75%) ±	3.02	4-1-2035	77,220	76,161
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.10	4-1-2038	314,310	317,470
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.15	8-1-2027	2,396	2,350
FHLMC (12 Month LIBOR +1.73%) ±	3.16	5-1-2037	487,806	490,871
FHLMC (12 Month LIBOR +1.83%) ±	3.21	4-1-2037	44,568	43,977
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.23	4-1-2034	59,694	58,920
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	3.23	5-1-2037	19,980	19,782
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.24	3-1-2027	20,707	20,388
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.25	5-1-2034	100,336	99,035
FHLMC (12 Month LIBOR +1.62%) ±	3.25	7-1-2045	486,057	487,314
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.36	4-1-2038	586,182	580,939
FHLMC (12 Month LIBOR +1.87%) ±	3.37	5-1-2035	18,171	17,847
FHLMC (12 Month LIBOR +1.77%) ±	3.40	10-1-2036	155,260	157,225
FHLMC (11th District COFI +2.57%) ±	3.43	12-1-2025	36,435	36,015
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.46	7-1-2029	16,055	15,844
FHLMC (6 Month LIBOR +1.68%) ±	3.49	1-1-2037	390,536	391,252
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	3.51	7-1-2031	66,107	64,233
FHLMC (1 Year Treasury Constant Maturity +1.87%) ±	3.51	5-1-2035	223,210	219,002
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.53	11-1-2029	52,347	51,338
FHLMC (12 Month LIBOR +1.80%) ±	3.56	8-1-2037	683,736	691,339
FHLMC (5 Year Treasury Constant Maturity +2.44%) ±	3.57	8-1-2027	17,947	17,360
FHLMC (12 Month LIBOR +1.77%) ±	3.59	10-1-2035	378,595	374,235
FHLMC (1 Year Treasury Constant Maturity +2.60%) ±	3.60	6-1-2032	117,156	115,624
FHLMC (1 Year Treasury Constant Maturity +2.49%) ±	3.61	6-1-2035	141,785	139,968
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.62	2-1-2036	2,032,659	2,055,539
FHLMC (3 Year Treasury Constant Maturity +2.83%) ±	3.63	6-1-2035	196,390	192,647
The accompanying notes are an integral part of these financial statements.

Allspring Adjustable Rate Government Fund  |  9

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.63%	6-1-2035	$ 28,709	$ 29,102
FHLMC (1 Year Treasury Constant Maturity +2.00%) ±	3.66	8-1-2033	380,179	372,344
FHLMC (6 Month LIBOR +1.42%) ±	3.67	2-1-2037	1,546	1,541
FHLMC (12 Month LIBOR +1.77%) ±	3.69	9-1-2039	688,819	695,970
FHLMC (12 Month LIBOR +1.75%) ±	3.70	6-1-2033	159,242	158,060
FHLMC (12 Month LIBOR +1.77%) ±	3.71	9-1-2037	141,629	143,000
FHLMC (12 Month LIBOR +1.61%) ±	3.75	7-1-2044	89,365	89,879
FHLMC (12 Month LIBOR +1.51%) ±	3.76	2-1-2037	42,669	41,665
FHLMC (12 Month Treasury Average +2.52%) ±	3.77	6-1-2028	18,880	18,467
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.77	5-1-2038	244,914	241,165
FHLMC (1 Year Treasury Constant Maturity +2.04%) ±	3.78	12-1-2035	221,050	216,759
FHLMC (12 Month LIBOR +1.80%) ±	3.78	10-1-2043	2,539,154	2,562,689
FHLMC (1 Year Treasury Constant Maturity +2.19%) ±	3.79	1-1-2037	303,573	296,794
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	3.80	6-1-2033	256,941	250,398
FHLMC (6 Month LIBOR +1.83%) ±	3.81	6-1-2037	126,054	123,028
FHLMC (12 Month LIBOR +1.82%) ±	3.81	5-1-2039	213,134	209,477
FHLMC (1 Year Treasury Constant Maturity +2.19%) ±	3.82	6-1-2036	265,978	268,797
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.82	9-1-2036	5,220,276	5,314,616
FHLMC (12 Month LIBOR +1.85%) ±	3.82	7-1-2038	554,723	559,560
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.83	4-1-2037	1,059,833	1,076,321
FHLMC (12 Month LIBOR +1.83%) ±	3.89	6-1-2043	2,842,443	2,892,570
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	3.91	4-1-2032	836,030	834,231
FHLMC (6 Month LIBOR +2.12%) ±	3.91	5-1-2037	20,128	19,648
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	3.93	6-1-2025	16,754	16,420
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.94	1-1-2037	524,987	534,013
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	3.96	2-1-2034	1,440,695	1,447,403
FHLMC (12 Month LIBOR +1.85%) ±	3.96	9-1-2036	202,075	199,723
FHLMC (12 Month LIBOR +1.80%) ±	3.96	9-1-2037	135,159	136,862
FHLMC (1 Year Treasury Constant Maturity +2.10%) ±	3.97	10-1-2037	317,122	316,595
FHLMC (12 Month LIBOR +1.79%) ±	3.97	1-1-2040	1,018,970	1,033,477
FHLMC (6 Month LIBOR +1.73%) ±	3.98	6-1-2024	1,149	1,135
FHLMC (12 Month LIBOR +1.73%) ±	3.98	1-1-2035	148,456	145,620
FHLMC (12 Month LIBOR +1.74%) ±	3.99	12-1-2036	111,692	112,795
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.99	9-1-2038	1,720,433	1,743,768
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.02	10-1-2033	321,456	315,275
FHLMC (12 Month LIBOR +1.77%) ±	4.02	6-1-2035	123,292	121,526
FHLMC (12 Month LIBOR +1.78%) ±	4.03	11-1-2035	98,235	98,616
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.05	7-1-2038	5,192,229	5,255,303
FHLMC (1 Year Treasury Constant Maturity +2.39%) ±	4.06	6-1-2035	256,757	257,418
FHLMC (1 Year Treasury Constant Maturity +2.76%) ±	4.08	9-1-2030	16,180	15,945
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	4.09	7-1-2027	116,244	115,198
FHLMC (1 Year Treasury Constant Maturity +1.99%) ±	4.11	11-1-2034	151,091	147,500
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.14	7-1-2034	104,476	101,939
FHLMC (6 Month LIBOR +2.16%) ±	4.17	6-1-2026	153,809	151,211
FHLMC (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +1.94%) ±	4.19	7-1-2024	3,356	3,327
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.19	1-1-2028	886	871
FHLMC (12 Month LIBOR +1.93%) ±	4.20	4-1-2035	476,739	469,186
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.21	6-1-2030	137,947	135,940
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.22	8-1-2033	14,093	13,856
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	4.22	7-1-2034	93,143	91,535
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.23	11-1-2026	32,235	31,717
FHLMC (12 Month LIBOR +1.99%) ±	4.24	7-1-2036	187,020	183,517
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.27	9-1-2033	43,530	44,520
FHLMC (11th District COFI +2.29%) ±	4.29	12-1-2025	1,354	1,346
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.31%	4-1-2036	$ 112,321	$ 111,035
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.34	12-1-2033	278,301	271,730
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.35	2-1-2034	229,974	224,672
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.35	10-1-2036	109,096	107,195
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.35	7-1-2038	136,455	134,687
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.36	2-1-2034	34,302	33,387
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.36	1-1-2037	25,362	25,792
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.37	11-1-2027	152,550	150,139
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.37	12-1-2034	104,756	102,803
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.38	5-1-2034	27,449	27,520
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.38	2-1-2036	135,628	133,774
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.40	11-1-2029	26,094	25,584
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.40	7-1-2031	34,359	33,811
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.40	9-1-2031	27,882	27,401
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.41	1-1-2028	4,800	4,729
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.41	1-1-2035	117,364	114,448
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.46	2-1-2035	253,823	248,321
FHLMC (11th District COFI +1.25%) ±	4.47	11-1-2030	7,564	7,338
FHLMC (5 Year Treasury Constant Maturity +2.13%) ±	4.50	8-1-2029	5,859	5,845
FHLMC (1 Year Treasury Constant Maturity +2.69%) ±	4.53	5-1-2028	61,815	60,485
FHLMC (30 Day Average U.S. SOFR +0.26%) ±	4.56	7-1-2031	3,500,000	3,462,358
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.60	6-1-2030	16,904	16,535
FHLMC (1 Year Treasury Constant Maturity +2.49%) ±	4.60	12-1-2032	53,907	52,851
FHLMC (1 Year Treasury Constant Maturity +2.55%) ±	4.67	9-1-2029	18,037	17,607
FHLMC (12 Month LIBOR +1.77%) ±	5.04	8-1-2042	110,897	113,765
FHLMC (3 Year Treasury Constant Maturity +2.40%) ±	5.16	5-1-2031	57,144	55,981
FHLMC (6 Month LIBOR +3.83%) ±	5.21	11-1-2026	11,104	10,914
FHLMC Multifamily Structured Pass-Through Certificates Series KF46 Class A (1 Month LIBOR +0.22%) ±	4.79	3-25-2028	107,238	105,500
FHLMC Multifamily Structured Pass-Through Certificates Series KF85 Class AL (1 Month LIBOR +0.30%) ±	4.87	8-25-2030	241,347	237,817
FHLMC Multifamily Structured Pass-Through Certificates Series KX04 Class AFL (1 Month LIBOR +0.33%) ±	4.90	3-25-2030	1,808,827	1,789,879
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2 ±±	1.48	5-25-2051	3,689,590	3,233,997
FHLMC Series 1671 Class QA (Enterprise 11th District COFI Institutional Replacement +0.95%) ±	2.79	2-15-2024	92,202	92,341
FHLMC Series 1686 Class FE (Enterprise 11th District COFI Institutional Replacement +1.10%) ±	2.94	2-15-2024	746	748
FHLMC Series 1709 Class FA (10 Year Treasury Constant Maturity -0.85%) ±	2.59	3-15-2024	14,750	14,642
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity -0.60%) ±	2.84	5-15-2024	10,941	10,885
FHLMC Series 20 Class F ±±	2.54	7-1-2029	1,395	1,398
FHLMC Series 2315 Class FW (1 Month LIBOR +0.55%) ±	5.14	4-15-2027	18,609	18,621
FHLMC Series 2391 Class EF (1 Month LIBOR +0.50%) ±	5.09	6-15-2031	25,051	25,009
FHLMC Series 2454 Class SL (-1 Month LIBOR +8.00%) ♀±	3.41	3-15-2032	54,525	5,410
FHLMC Series 2461 Class FI (1 Month LIBOR +0.50%) ±	5.09	4-15-2028	31,207	31,201
FHLMC Series 2464 Class FE (1 Month LIBOR +1.00%) ±	5.59	3-15-2032	35,538	36,077
FHLMC Series 2466 Class FV (1 Month LIBOR +0.55%) ±	5.14	3-15-2032	68,276	68,461
FHLMC Series 2538 Class F (1 Month LIBOR +0.60%) ±	5.19	12-15-2032	144,969	144,310
FHLMC Series 264 Class F1 (1 Month LIBOR +0.55%) ±	5.14	7-15-2042	584,933	577,469
FHLMC Series 2682 Class FK (1 Month LIBOR +1.47%) ±	6.06	1-15-2033	2,898,679	2,999,107
FHLMC Series 3067 Class FA (1 Month LIBOR +0.35%) ±	4.94	11-15-2035	518,043	513,055
FHLMC Series 3114 Class FT (1 Month LIBOR +0.35%) ±	4.94	9-15-2030	198,105	197,577
FHLMC Series 3140 Class GF (1 Month LIBOR +0.35%) ±	4.94	3-15-2036	404,752	400,677
The accompanying notes are an integral part of these financial statements.

Allspring Adjustable Rate Government Fund  |  11

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC Series 3146 Class FP (1 Month LIBOR +0.35%) ±	4.94%	4-15-2036	$ 370,120	$ 366,642
FHLMC Series 3149 Class FB (1 Month LIBOR +0.35%) ±	4.94	5-15-2036	661,001	656,873
FHLMC Series 319 Class F1 (1 Month LIBOR +0.45%) ±	5.04	11-15-2043	859,249	843,805
FHLMC Series 3240 Class FM (1 Month LIBOR +0.35%) ±	4.94	11-15-2036	671,593	664,329
FHLMC Series 3284 Class CF (1 Month LIBOR +0.37%) ±	4.96	3-15-2037	452,636	445,190
FHLMC Series 3286 Class FA (1 Month LIBOR +0.40%) ±	4.99	3-15-2037	50,657	49,784
FHLMC Series 3311 Class KF (1 Month LIBOR +0.34%) ±	4.93	5-15-2037	775,691	763,401
FHLMC Series 3312 Class FN (1 Month LIBOR +0.22%) ±	4.81	7-15-2036	657,892	647,355
FHLMC Series 3436 Class A ±±	4.09	11-15-2036	234,864	236,817
FHLMC Series 350 Class F2 (1 Month LIBOR +0.35%) ±	3.34	9-15-2040	5,563,182	5,418,784
FHLMC Series 3684 Class FM (1 Month LIBOR +0.35%) ±	3.98	11-15-2036	960,644	947,075
FHLMC Series 3753 Class FA (1 Month LIBOR +0.50%) ±	5.09	11-15-2040	1,063,550	1,049,983
FHLMC Series 3757 Class PF (1 Month LIBOR +0.50%) ±	5.09	8-15-2040	242,082	241,818
FHLMC Series 3822 Class FY (1 Month LIBOR +0.40%) ±	4.99	2-15-2033	469,238	468,235
FHLMC Series 3827 Class DF (1 Month LIBOR +0.45%) ±	5.04	3-15-2041	236,703	234,491
FHLMC Series 3925 Class FL (1 Month LIBOR +0.45%) ±	5.04	1-15-2041	50,053	49,930
FHLMC Series 3997 Class FQ (1 Month LIBOR +0.50%) ±	5.09	2-15-2042	458,458	451,813
FHLMC Series 4013 Class QF (1 Month LIBOR +0.55%) ±	5.14	3-15-2041	213,999	213,625
FHLMC Series 4039 Class FA (1 Month LIBOR +0.50%) ±	5.09	5-15-2042	721,178	716,724
FHLMC Series 4136 Class DF (1 Month LIBOR +0.30%) ±	4.89	11-15-2042	456,452	444,371
FHLMC Series 4143 Class KF (1 Month LIBOR +0.35%) ±	3.65	9-15-2037	1,360,490	1,337,937
FHLMC Series 4248 Class FL (1 Month LIBOR +0.45%) ±	5.04	5-15-2041	187,075	185,219
FHLMC Series 4316 Class JF (1 Month LIBOR +0.40%) ±	4.99	1-15-2044	644,946	634,909
FHLMC Series 4474 Class WF (1 Month LIBOR +0.35%) ±	3.58	12-15-2036	1,072,175	1,042,997
FHLMC Series 4477 Class FG (1 Month LIBOR +0.30%) ±	3.47	10-15-2040	995,299	973,520
FHLMC Series 4503 Class FA (1 Month LIBOR +0.35%) ±	3.63	2-15-2042	1,226,236	1,204,808
FHLMC Series 4515 Class FA (1 Month LIBOR +0.37%) ±	3.83	8-15-2038	181,978	179,079
FHLMC Series 4604 Class PA	3.00	1-15-2044	134,032	131,659
FHLMC Series 4624 Class FA (1 Month LIBOR +0.45%) ±	3.64	12-15-2038	2,088,006	2,062,314
FHLMC Series 4628 Class KF (1 Month LIBOR +0.50%) ±	5.09	1-15-2055	1,198,590	1,167,965
FHLMC Series 4678 Class AF (1 Month LIBOR +0.40%) ±	3.61	12-15-2042	903,945	895,480
FHLMC Series 4691 Class FA (1 Month LIBOR +0.35%) ±	4.94	6-15-2047	450,210	425,756
FHLMC Series 4707 Class FD (1 Month LIBOR +0.35%) ±	3.76	9-15-2044	2,642,838	2,632,761
FHLMC Series 4754 Class FM (1 Month LIBOR +0.30%) ±	4.89	2-15-2048	1,146,237	1,109,522
FHLMC Series 4779 Class WF (1 Month LIBOR +0.35%) ±	3.56	7-15-2044	1,288,309	1,267,501
FHLMC Series 4821 Class FA (1 Month LIBOR +0.30%) ±	4.89	7-15-2048	342,105	331,865
FHLMC Series 4831 Class FD (1 Month LIBOR +0.30%) ±	4.89	10-15-2048	1,133,161	1,098,069
FHLMC Series 4842 Class FA (1 Month LIBOR +0.35%) ±	4.94	11-15-2048	837,935	815,625
FHLMC Series 4906 Class WF (1 Month LIBOR +0.40%) ±	3.81	12-15-2038	1,523,489	1,507,737
FHLMC Series 4908 Class FA (1 Month LIBOR +0.44%) ±	3.66	12-15-2042	1,499,839	1,484,111
FHLMC Series 4915 Class FE (1 Month LIBOR +0.40%) ±	3.83	2-15-2038	3,713,439	3,742,803
FHLMC Series 4921 Class FN (1 Month LIBOR +0.45%) ±	5.07	10-25-2049	884,464	865,068
FHLMC Series 4925 Class FY (1 Month LIBOR +0.45%) ±	5.07	10-25-2049	342,118	334,036
FHLMC Series 4925 Class WF (1 Month LIBOR +0.40%) ±	3.92	8-15-2038	3,360,446	3,346,496
FHLMC Series 4927 Class FG (1 Month LIBOR +0.50%) ±	5.12	11-25-2049	1,327,987	1,300,618
FHLMC Series 4933 Class FA (1 Month LIBOR +0.50%) ±	5.12	12-25-2049	951,099	931,951
FHLMC Series 5062 Class FC (30 Day Average U.S. SOFR +0.20%) ±	4.68	1-25-2051	1,290,518	1,230,276
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	5.02	11-25-2028	194,029	193,590
FHLMC Series T-16 Class A (1 Month LIBOR +0.35%) ±	4.97	6-25-2029	780,977	762,642
FHLMC Series T-20 Class A7 (1 Month LIBOR +0.30%) ±	4.92	12-25-2029	1,872,028	1,843,728
FHLMC Series T-21 Class A (1 Month LIBOR +0.36%) ±	4.98	10-25-2029	582,107	581,288
FHLMC Series T-24 Class A (1 Month LIBOR +0.30%) ±	4.92	6-25-2030	196,760	195,168
FHLMC Series T-27 Class A (1 Month LIBOR +0.30%) ±	4.92	10-25-2030	721,852	717,672
FHLMC Series T-30 Class A7 (1 Month LIBOR +0.24%) ±	4.86	12-25-2030	574,556	554,473
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	4.90%	9-25-2031	$1,133,064	$ 1,126,988
FHLMC Series T-48 Class 2A ±±	3.82	7-25-2033	1,007,178	933,281
FHLMC Series T-54 Class 4A ±±	3.93	2-25-2043	579,156	530,207
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	32,176	32,519
FHLMC Series T-56 Class 3AF (1 Month LIBOR +1.00%) ±	5.62	5-25-2043	783,338	778,103
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.99	10-25-2044	1,462,318	1,380,884
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.42	2-25-2045	1,295,377	1,291,054
FHLMC Series T-66 Class 2A1 ±±	4.21	1-25-2036	851,988	829,300
FHLMC Series T-67 Class 1A1C ±±	3.68	3-25-2036	1,937,047	1,882,100
FHLMC Series T-67 Class 2A1C ±±	3.74	3-25-2036	1,989,973	1,944,507
FNMA (Enterprise 11th District COFI Institutional Replacement +1.40%) ±	2.17	4-1-2024	120,329	119,299
FNMA (12 Month LIBOR +1.60%) ±	2.23	8-1-2050	2,216,681	1,988,742
FNMA (12 Month LIBOR +1.62%) ±	2.39	8-1-2050	2,731,312	2,448,407
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	2.40	10-1-2024	5,375	5,332
FNMA (12 Month LIBOR +1.62%) ±	2.53	4-1-2050	1,313,664	1,227,401
FNMA (11th District COFI +1.92%) ±	2.59	9-1-2030	118,411	115,994
FNMA (11th District COFI +1.82%) ±	2.60	5-1-2028	20,536	20,075
FNMA (11th District COFI +1.08%) ±	2.67	10-1-2034	4,896	4,872
FNMA (11th District COFI +1.27%) ±	2.86	3-1-2033	37,629	36,221
FNMA (12 Month LIBOR +1.75%) ±	2.88	4-1-2034	147,985	144,711
FNMA (12 Month LIBOR +1.65%) ±	2.88	11-1-2038	82,839	81,830
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	2.90	8-1-2031	21,275	20,720
FNMA (12 Month LIBOR +1.75%) ±	2.93	5-1-2035	295,169	291,623
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.01	5-1-2037	282,099	277,368
FNMA (1 Year Treasury Constant Maturity +1.96%) ±	3.08	3-1-2032	12,972	12,813
FNMA (11th District COFI +1.26%) ±	3.09	1-1-2035	132,447	128,217
FNMA (11th District COFI +1.29%) ±	3.09	9-1-2037	709,228	683,944
FNMA (12 Month LIBOR +1.75%) ±	3.10	4-1-2033	258,389	253,344
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	3.10	7-1-2035	37,003	36,361
FNMA (11th District COFI +1.25%) ±	3.11	11-1-2023	1,851	1,839
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	3.12	3-1-2031	15,622	15,411
FNMA (11th District COFI +1.25%) ±	3.13	11-1-2024	39	38
FNMA (6 Month LIBOR +1.03%) ±	3.15	2-1-2033	90,890	88,975
FNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.16	8-1-2030	260,542	257,005
FNMA (6 Month LIBOR +1.31%) ±	3.18	10-1-2037	279,143	277,771
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	3.19	9-1-2036	158,193	155,492
FNMA (1 Year Treasury Constant Maturity +1.58%) ±	3.24	3-1-2034	172,625	168,449
FNMA (11th District COFI +1.26%) ±	3.33	1-1-2038	7,597	7,473
FNMA (12 Month LIBOR +1.59%) ±	3.34	6-1-2044	426,398	431,433
FNMA (6 Month LIBOR +1.51%) ±	3.35	11-1-2034	266,102	261,128
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.35	6-1-2035	173,583	172,760
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.37	6-1-2027	21,105	20,773
FNMA (12 Month LIBOR +1.56%) ±	3.40	1-1-2040	59,477	58,720
FNMA (12 Month LIBOR +1.56%) ±	3.40	6-1-2043	3,032,011	3,048,552
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.43	7-1-2028	43	42
FNMA (12 Month LIBOR +1.60%) ±	3.44	3-1-2046	689,097	689,019
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.45	8-1-2026	10,716	10,569
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.47	6-1-2027	26,799	26,439
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.48	7-1-2029	121,645	117,464
FNMA (6 Month LIBOR +1.74%) ±	3.49	10-1-2024	11,257	11,084
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	3.49	8-1-2026	7,800	7,675
FNMA (5 Year Treasury Constant Maturity +1.90%) ±	3.49	9-1-2031	90,831	88,153
The accompanying notes are an integral part of these financial statements.

Allspring Adjustable Rate Government Fund  |  13

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (6 Month LIBOR +1.16%) ±	3.50%	8-1-2033	$ 2,585	$ 2,531
FNMA (12 Month LIBOR +1.59%) ±	3.50	9-1-2044	657,303	664,768
FNMA (1 Year Treasury Constant Maturity +1.76%) ±	3.51	8-1-2032	27,791	27,416
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	3.51	7-1-2035	77,626	76,759
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	3.52	9-1-2030	215,868	206,732
FNMA (1 Year Treasury Constant Maturity +1.52%) ±	3.52	8-1-2033	361,902	357,116
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.55	4-1-2028	50,344	49,265
FNMA (12 Month LIBOR +1.72%) ±	3.55	4-1-2034	233,850	236,065
FNMA (Federal COFI +2.45%) ±	3.56	2-1-2029	233,392	231,655
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.57	9-1-2030	217,456	209,264
FNMA (11th District COFI +1.25%) ±	3.61	4-1-2034	165,733	161,259
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	3.61	7-1-2037	73,566	72,940
FNMA (12 Month LIBOR +1.74%) ±	3.62	6-1-2036	47,008	47,852
FNMA (1 Year Treasury Constant Maturity +2.58%) ±	3.63	8-1-2035	152,111	148,412
FNMA (12 Month Treasury Average +2.48%) ±	3.63	6-1-2040	397,357	390,373
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	3.64	3-1-2030	3,103	3,048
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.65	6-1-2035	46,398	45,824
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	3.67	5-1-2027	21,822	21,427
FNMA (1 Year Treasury Constant Maturity +1.88%) ±	3.67	8-1-2031	29,634	29,266
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.68	10-1-2034	490,042	498,301
FNMA (12 Month LIBOR +1.93%) ±	3.68	5-1-2037	506,559	501,218
FNMA (12 Month LIBOR +1.75%) ±	3.69	7-1-2035	204,840	207,298
FNMA (1 Year Treasury Constant Maturity +2.44%) ±	3.69	7-1-2037	680,955	685,670
FNMA (12 Month LIBOR +1.75%) ±	3.69	9-1-2042	143,649	145,516
FNMA (1 Year Treasury Constant Maturity +1.66%) ±	3.69	7-1-2048	387,377	388,649
FNMA (11th District COFI +1.86%) ±	3.71	10-1-2027	76,774	76,025
FNMA (6 Month LIBOR +1.96%) ±	3.73	10-1-2024	1,869	1,854
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	3.73	12-1-2032	162,555	159,741
FNMA (11th District COFI +1.66%) ±	3.73	1-1-2036	103,846	101,113
FNMA (11th District COFI +1.70%) ±	3.76	4-1-2030	317	311
FNMA (11th District COFI +1.90%) ±	3.76	3-1-2033	117,794	115,316
FNMA (1 Year Treasury Constant Maturity +2.70%) ±	3.76	5-1-2035	462,701	456,783
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.76	12-1-2040	3,096,037	3,143,042
FNMA (12 Month LIBOR +1.68%) ±	3.76	6-1-2041	730,777	738,901
FNMA (12 Month LIBOR +1.72%) ±	3.77	6-1-2035	42,799	43,667
FNMA (12 Month LIBOR +1.53%) ±	3.78	9-1-2035	289,427	292,770
FNMA (12 Month LIBOR +1.54%) ±	3.79	9-1-2036	176,753	174,584
FNMA (12 Month LIBOR +1.67%) ±	3.80	7-1-2035	313,910	319,996
FNMA (1 Year Treasury Constant Maturity +1.70%) ±	3.82	2-1-2033	168,892	165,841
FNMA (12 Month LIBOR +1.57%) ±	3.82	11-1-2044	64,680	64,123
FNMA (1 Year Treasury Constant Maturity +2.07%) ±	3.85	12-1-2033	151,086	148,656
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.85	9-1-2035	814,830	828,944
FNMA (12 Month LIBOR +1.60%) ±	3.85	9-1-2037	342,144	338,432
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.85	4-1-2038	244,055	240,777
FNMA (6 Month LIBOR +1.74%) ±	3.87	12-1-2024	11,804	11,637
FNMA (12 Month LIBOR +1.90%) ±	3.87	5-1-2038	246,391	252,996
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.88	9-1-2037	30,027	29,545
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.89	5-1-2034	96,681	95,145
FNMA (11th District COFI +1.83%) ±	3.89	6-1-2034	33,566	33,113
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.90	6-1-2037	571,276	578,815
FNMA (11th District COFI +1.85%) ±	3.92	1-1-2036	8,453	8,247
FNMA (12 Month LIBOR +1.72%) ±	3.92	7-1-2043	1,063,607	1,078,309
FNMA (12 Month LIBOR +1.77%) ±	3.92	7-1-2044	1,421,952	1,451,569
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.94	1-1-2027	21,365	21,227
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.94	1-1-2037	307,539	304,869
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	3.95%	4-1-2040	$ 58,490	$ 59,184
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.97	7-1-2035	29,001	28,882
FNMA (12 Month Treasury Average +1.18%) ±	3.97	10-1-2044	185,088	178,938
FNMA (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +2.23%) ±	3.98	7-1-2025	8	8
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.98	9-1-2030	18,804	18,582
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.98	1-1-2036	149,756	148,126
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.98	7-1-2038	1,422,300	1,450,048
FNMA (12 Month LIBOR +1.59%) ±	3.98	8-1-2045	247,565	251,698
FNMA (12 Month LIBOR +1.78%) ±	3.99	1-1-2042	1,063,055	1,082,698
FNMA (12 Month LIBOR +1.56%) ±	3.99	2-1-2044	35,862	35,869
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.00	12-1-2030	181,354	178,967
FNMA (12 Month LIBOR +1.75%) ±	4.00	1-1-2035	159,101	158,040
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.00	7-1-2037	102,127	104,176
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.00	12-1-2040	1,391,600	1,414,272
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.01	8-1-2035	205,953	206,158
FNMA (12 Month Treasury Average +1.21%) ±	4.01	4-1-2042	543,482	517,808
FNMA (1 Year Treasury Constant Maturity +2.16%) ±	4.03	5-1-2034	246,232	240,255
FNMA (1 Year Treasury Constant Maturity +1.93%) ±	4.03	7-1-2038	389,980	384,072
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.04	4-1-2024	382	380
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.04	7-1-2030	91,481	90,102
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.04	11-1-2038	1,555,535	1,584,684
FNMA (6 Month LIBOR +1.93%) ±	4.05	6-1-2032	50,602	49,909
FNMA (6 Month LIBOR +2.31%) ±	4.06	4-1-2033	144,838	141,764
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.06	12-1-2040	1,169,901	1,188,791
FNMA (12 Month LIBOR +1.82%) ±	4.07	12-1-2046	59,026	57,840
FNMA (12 Month LIBOR +1.83%) ±	4.08	1-1-2033	50,963	50,122
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	4.09	7-1-2028	26,210	25,850
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.11	1-1-2033	235,164	233,624
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.11	9-1-2033	121,515	119,530
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.11	10-1-2036	218,193	222,191
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.12	5-1-2036	764,161	766,619
FNMA (6 Month LIBOR +2.50%) ±	4.13	4-1-2033	131,411	128,389
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.15	5-1-2033	185,885	182,861
FNMA (12 Month LIBOR +1.90%) ±	4.15	10-1-2034	220,332	217,599
FNMA (11th District COFI +1.93%) ±	4.15	12-1-2036	12,962	12,874
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.16	2-1-2033	35,300	34,912
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.16	7-1-2035	174,135	176,152
FNMA (6 Month LIBOR +1.42%) ±	4.17	12-1-2031	102,581	102,832
FNMA (12 Month Treasury Average +1.40%) ±	4.19	12-1-2030	18,548	17,903
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.19	8-1-2033	203,905	201,224
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.22	10-1-2029	177,551	174,759
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.22	9-1-2035	411,838	419,755
FNMA (6 Month LIBOR +1.98%) ±	4.23	9-1-2033	42,216	41,220
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.25	10-1-2025	10,514	10,362
FNMA (Federal COFI +2.00%) ±	4.25	8-1-2029	18,695	18,607
FNMA (12 Month LIBOR +2.00%) ±	4.25	9-1-2035	160,922	164,992
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.28	9-1-2026	9,654	9,520
FNMA (6 Month LIBOR +1.96%) ±	4.28	1-1-2033	45,973	45,019
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.29	12-1-2030	14,206	14,041
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	4.29	12-1-2039	84,840	83,616
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.30	12-1-2024	7,592	7,500
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.30	1-1-2026	32,775	32,326
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	4.32	5-1-2033	40,425	39,708
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.35	11-1-2024	11,926	11,808
The accompanying notes are an integral part of these financial statements.

Allspring Adjustable Rate Government Fund  |  15

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.35%	8-1-2031	$ 74,263	$ 72,388
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.35	10-1-2034	89,699	88,062
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	4.38	7-1-2027	38,457	37,986
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.39	1-1-2036	205,236	204,529
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.40	7-1-2024	1,746	1,730
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.40	11-1-2034	125,283	128,004
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.41	12-1-2034	216,467	214,802
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.44	5-1-2025	8,524	8,419
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.44	3-1-2035	175,250	170,959
FNMA (5 Year Treasury Constant Maturity +2.42%) ±	4.45	6-1-2028	10,944	11,032
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.45	1-1-2031	98,646	96,837
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	4.47	9-1-2028	23,487	23,172
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.50	3-1-2027	9,634	9,511
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	4.50	7-1-2027	9,578	9,407
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	4.53	6-1-2024	7,078	7,014
FNMA (1 Year Treasury Constant Maturity +2.54%) ±	4.53	7-1-2028	93,648	92,149
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	4.53	9-1-2033	256,263	252,777
FNMA (6 Month LIBOR +2.25%) ±	4.54	3-1-2034	367,280	362,814
FNMA (6 Month LIBOR +1.18%) ±	4.55	8-1-2033	37,684	37,679
FNMA (12 Month Treasury Average +1.73%) ±	4.55	6-1-2035	197,522	194,246
FNMA (12 Month Treasury Average +1.74%) ±	4.58	10-1-2035	265,316	258,385
FNMA (12 Month Treasury Average +1.80%) ±	4.60	11-1-2035	35,215	34,380
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	4.61	5-1-2035	291,492	292,893
FNMA (1 Year Treasury Constant Maturity +1.63%) ±	4.63	11-1-2029	4,532	4,440
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.63	6-1-2032	63,895	62,464
FNMA (1 Year Treasury Constant Maturity +2.52%) ±	4.64	11-1-2024	6,765	6,682
FNMA (12 Month Treasury Average +1.85%) ±	4.65	11-1-2035	250,900	244,053
FNMA (1 Year Treasury Constant Maturity +2.89%) ±	4.70	9-1-2030	82,302	81,199
FNMA (12 Month Treasury Average +1.85%) ±	4.70	7-1-2035	279,342	272,656
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	4.72	10-1-2025	2,881	2,842
FNMA (12 Month Treasury Average +1.91%) ±	4.72	7-1-2035	162,104	158,306
FNMA (6 Month LIBOR +2.48%) ±	4.73	7-1-2033	24,814	24,311
FNMA (12 Month Treasury Average +1.94%) ±	4.73	11-1-2035	11,830	11,623
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	4.74	4-1-2038	145,589	141,718
FNMA (12 Month Treasury Average +1.96%) ±	4.75	11-1-2035	256,735	249,900
FNMA (6 Month LIBOR +2.66%) ±	4.79	4-1-2024	13,602	13,448
FNMA (1 Year Treasury Constant Maturity +3.02%) ±	4.79	1-1-2029	25,120	24,715
FNMA (6 Month LIBOR +2.37%) ±	4.80	5-1-2033	438,858	432,696
FNMA (12 Month Treasury Average +2.07%) ±	4.82	1-1-2035	214,320	210,595
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	4.83	10-1-2028	29,618	29,017
FNMA (12 Month Treasury Average +2.05%) ±	4.84	10-1-2035	117,457	115,473
FNMA (12 Month Treasury Average +2.11%) ±	4.91	8-1-2035	100,236	98,831
FNMA (6 Month LIBOR +1.55%) ±	5.00	3-1-2034	77,860	77,914
FNMA (6 Month LIBOR +3.36%) ±	5.07	12-1-2032	79,237	77,553
FNMA (12 Month Treasury Average +2.36%) ±	5.15	8-1-2040	270,341	267,505
FNMA (11th District COFI +1.90%) ±	5.25	5-1-2034	41,013	41,266
FNMA (6 Month LIBOR +1.55%) ±	5.37	6-1-2037	415,804	422,589
FNMA (12 Month LIBOR +1.64%) ±	5.37	9-1-2042	114,561	115,776
FNMA (6 Month LIBOR +1.53%) ±	5.46	1-1-2035	379,614	383,435
FNMA (1 Month LIBOR +1.17%) ±	5.55	5-1-2029	27,550	27,765
FNMA (6 Month LIBOR +3.57%) ±	5.57	11-1-2031	664	653
FNMA	6.50	8-1-2028	21,588	21,538
FNMA	6.50	5-1-2031	21,429	21,969
FNMA (6 Month LIBOR +1.38%) ±	6.50	8-1-2031	90,435	90,579
FNMA (6 Month LIBOR +1.38%) ±	6.50	12-1-2031	13,257	13,227
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (6 Month LIBOR +1.37%) ±	6.62%	1-1-2032	$ 102,943	$ 103,060
FNMA (12 Month LIBOR +1.59%) ±	6.80	2-1-2043	334,281	341,214
FNMA	7.06	12-1-2024	7,321	7,302
FNMA	7.06	1-1-2027	8,861	8,833
FNMA	7.50	1-1-2031	15,126	15,131
FNMA	7.50	1-1-2033	37,573	37,588
FNMA	7.50	5-1-2033	37,546	37,559
FNMA	7.50	5-1-2033	40,870	40,994
FNMA	7.50	7-1-2033	18,518	18,490
FNMA	7.50	8-1-2033	37,442	37,418
FNMA	8.00	12-1-2026	16,145	16,168
FNMA	8.00	3-1-2030	52	51
FNMA	8.00	5-1-2033	30,559	30,491
FNMA	8.50	8-15-2024	1,325	1,325
FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity -0.65%) ±	3.15	7-25-2023	1,004	1,004
FNMA Series 1993-247 Class FM (12 Month LIBOR +1.20%) ±	6.64	12-25-2023	13,796	13,787
FNMA Series 1994-14 Class F (12 Month LIBOR +1.60%) ±	7.04	10-25-2023	6,717	6,718
FNMA Series 2001-50 Class BA	7.00	10-25-2041	55,212	56,400
FNMA Series 2001-63 Class FD (1 Month LIBOR +0.60%) ±	5.20	12-18-2031	40,886	41,047
FNMA Series 2001-81 Class F (1 Month LIBOR +0.55%) ±	5.17	1-25-2032	19,930	19,924
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	57,817	57,731
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	955,808	971,643
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	73,547	75,281
FNMA Series 2001-T12 Class A4 ±±	4.28	8-25-2041	1,729,205	1,727,479
FNMA Series 2001-W01 Class AV1 (1 Month LIBOR +0.12%) ±	4.75	8-25-2031	16,826	16,025
FNMA Series 2001-W03 Class A ±±	7.00	9-25-2041	212,194	206,686
FNMA Series 2002-05 Class FD (1 Month LIBOR +0.90%) ±	5.52	2-25-2032	32,291	32,527
FNMA Series 2002-59 Class F (1 Month LIBOR +0.40%) ±	5.02	9-25-2032	84,541	84,371
FNMA Series 2002-66 Class A3 ±±	3.97	4-25-2042	3,766,715	3,689,580
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	781,105	820,352
FNMA Series 2002-T12 Class A5 ±±	4.60	10-25-2041	862,211	808,750
FNMA Series 2002-T18 Class A5 ±±	4.38	5-25-2042	1,770,955	1,656,466
FNMA Series 2002-T19 Class A4 ±±	4.51	3-25-2042	98,504	95,032
FNMA Series 2002-W01 Class 3A ±±	3.55	4-25-2042	438,573	406,247
FNMA Series 2002-W04 Class A6 ±±	3.86	5-25-2042	779,750	745,705
FNMA Series 2003-07 Class A2 ±±	4.00	5-25-2042	300,820	296,968
FNMA Series 2003-63 Class A8 ±±	3.68	1-25-2043	561,266	546,316
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.28%) ±	4.35	3-25-2033	715,282	707,367
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	194,770	205,100
FNMA Series 2003-W04 Class 5A ±±	3.73	10-25-2042	432,975	389,230
FNMA Series 2003-W08 Class 4A ±±	4.02	11-25-2042	605,144	561,126
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	4.75	6-25-2033	901,351	870,752
FNMA Series 2003-W10 Class 2A ±±	3.51	6-25-2043	1,162,434	1,054,872
FNMA Series 2003-W18 Class 2A ±±	3.89	6-25-2043	1,449,061	1,364,944
FNMA Series 2003-W6 Class 6A ±±	3.74	8-25-2042	503,039	481,522
FNMA Series 2004-17 Class FT (1 Month LIBOR +0.40%) ±	5.02	4-25-2034	415,556	414,263
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	235,457	244,887
FNMA Series 2004-T03 Class 2A ±±	3.90	8-25-2043	604,341	591,457
FNMA Series 2004-T1 Class 2A ±±	3.40	8-25-2043	731,897	671,973
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	121,762	127,182
FNMA Series 2004-W01 Class 3A ±±	4.16	1-25-2043	33,105	31,128
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	39,316	40,959
FNMA Series 2004-W12 Class 2A ±±	3.88	6-25-2044	1,835,708	1,710,751
FNMA Series 2004-W15 Class 3A ±±	3.82	6-25-2044	2,559,111	2,412,963
The accompanying notes are an integral part of these financial statements.

Allspring Adjustable Rate Government Fund  |  17

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2005-25 Class PF (1 Month LIBOR +0.35%) ±	4.97%	4-25-2035	$ 547,058	$ 540,370
FNMA Series 2005-W03 Class 3A ±±	3.73	4-25-2045	472,668	452,885
FNMA Series 2006-112 Class LF (1 Month LIBOR +0.55%) ±	5.17	11-25-2036	902,784	894,721
FNMA Series 2006-16 Class FA (1 Month LIBOR +0.30%) ±	4.92	3-25-2036	367,626	363,838
FNMA Series 2006-44 Class FY (1 Month LIBOR +0.57%) ±	5.19	6-25-2036	692,325	692,363
FNMA Series 2006-5 Class 1-A ±±	3.19	8-25-2034	1,853,092	1,873,760
FNMA Series 2006-50 Class FE (1 Month LIBOR +0.40%) ±	5.02	6-25-2036	1,171,146	1,164,429
FNMA Series 2006-W01 Class 3A ±±	3.26	10-25-2045	1,649,809	1,608,037
FNMA Series 2007-109 Class PF (1 Month LIBOR +0.65%) ±	5.27	12-25-2037	319,169	319,440
FNMA Series 2007-4 Class DF (1 Month LIBOR +0.45%) ±	5.06	2-25-2037	535,682	521,435
FNMA Series 2007-86 Class FA (1 Month LIBOR +0.45%) ±	5.07	9-25-2037	945,033	940,658
FNMA Series 2007-95 Class A2 (1 Month LIBOR +0.25%) ±	4.25	8-27-2036	95,469	92,564
FNMA Series 2008-67 Class FG (1 Month LIBOR +1.00%) ±	5.62	7-25-2038	498,343	508,190
FNMA Series 2009-106 Class FA (1 Month LIBOR +0.75%) ±	5.37	1-25-2040	776,781	782,369
FNMA Series 2009-11 Class FU (1 Month LIBOR +1.00%) ±	5.62	3-25-2049	156,273	156,993
FNMA Series 2010-27 Class BF (1 Month LIBOR +0.55%) ±	5.17	4-25-2040	1,559,615	1,556,453
FNMA Series 2010-54 Class AF (1 Month LIBOR +0.56%) ±	5.18	4-25-2037	213,381	213,112
FNMA Series 2010-54 Class FT (1 Month LIBOR +0.76%) ±	5.38	4-25-2037	3,189,457	3,225,055
FNMA Series 2010-8 Class FE (1 Month LIBOR +0.79%) ±	5.41	2-25-2040	2,543,500	2,567,276
FNMA Series 2011-21 Class PF (1 Month LIBOR +0.35%) ±	4.97	12-25-2041	196,095	193,182
FNMA Series 2011-71 Class FA (1 Month LIBOR +0.62%) ±	5.24	12-25-2036	1,504,671	1,507,222
FNMA Series 2012-122 Class FM (1 Month LIBOR +0.40%) ±	5.02	11-25-2042	898,516	879,982
FNMA Series 2012-17 Class EF (1 Month LIBOR +0.45%) ±	5.07	3-25-2041	1,162,022	1,161,481
FNMA Series 2012-47 Class FW (1 Month LIBOR +1.70%) ±	6.32	5-25-2027	80,156	81,733
FNMA Series 2013-130 Class CF (1 Month LIBOR +0.25%) ±	4.87	6-25-2043	301,989	298,933
FNMA Series 2013-23 Class LF (1 Month LIBOR +0.35%) ±	3.92	3-25-2043	2,788,388	2,744,148
FNMA Series 2014-10 Class CF (1 Month LIBOR +0.30%) ±	3.98	3-25-2044	582,833	570,664
FNMA Series 2014-49 Class AF (1 Month LIBOR +0.32%) ±	3.67	8-25-2044	113,095	111,264
FNMA Series 2015-38 Class DF (1 Month LIBOR +0.31%) ±	3.83	6-25-2055	1,443,867	1,428,468
FNMA Series 2015-4 Class FA (1 Month LIBOR +0.35%) ±	3.81	2-25-2045	881,292	868,137
FNMA Series 2016-40 Class AF (1 Month LIBOR +0.45%) ±	3.71	7-25-2046	4,181,243	4,121,774
FNMA Series 2016-58 Class FA (1 Month LIBOR +0.48%) ±	3.91	8-25-2046	414,467	404,689
FNMA Series 2016-62 Class AF (1 Month LIBOR +0.45%) ±	3.66	9-25-2046	536,439	532,174
FNMA Series 2016-64 Class KF (1 Month LIBOR +0.47%) ±	3.82	9-25-2046	1,083,719	1,072,476
FNMA Series 2016-76 Class CF (1 Month LIBOR +0.45%) ±	3.89	10-25-2046	649,781	640,966
FNMA Series 2016-82 Class FM (1 Month LIBOR +0.40%) ±	3.82	11-25-2046	1,314,229	1,294,090
FNMA Series 2016-87 Class AF (1 Month LIBOR +0.40%) ±	3.61	11-25-2046	286,198	281,046
FNMA Series 2017-45 Class FA (1 Month LIBOR +0.32%) ±	3.75	6-25-2047	3,366,480	3,309,051
FNMA Series 2017-M9 Class F (1 Month LIBOR +0.48%) ±	5.10	5-25-2029	4,593,248	4,513,453
FNMA Series 2018-39 Class WF (1 Month LIBOR +0.30%) ±	3.60	6-25-2048	3,047,917	3,005,877
FNMA Series 2018-47 Class PC	3.50	9-25-2047	160,052	150,658
FNMA Series 2019-25 Class FA (1 Month LIBOR +0.45%) ±	5.07	6-25-2049	263,261	257,798
FNMA Series 2019-38 Class AF (1 Month LIBOR +0.40%) ±	3.79	7-25-2049	3,454,267	3,460,113
FNMA Series 2019-41 Class F (1 Month LIBOR +0.50%) ±	5.12	8-25-2059	2,317,658	2,279,995
FNMA Series 2019-42 Class MF (1 Month LIBOR +0.40%) ±	3.75	8-25-2059	1,812,176	1,773,043
FNMA Series 2019-5 Class FE (1 Month LIBOR +0.45%) ±	5.07	3-25-2049	373,481	365,669
FNMA Series 2019-53 Class FA (1 Month LIBOR +0.40%) ±	3.61	9-25-2049	1,416,186	1,387,381
FNMA Series 2020-10 Class Q	3.00	3-25-2050	2,714,434	2,418,211
FNMA Series 2020-29 Class FA (1 Month LIBOR +0.65%) ±	3.68	5-25-2050	935,260	927,957
FNMA Series 2021-85 Class EF (30 Day Average U.S. SOFR +0.18%) ±	4.23	12-25-2051	3,547,588	3,657,829
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	2.63	1-20-2034	812,960	795,833
GNMA (1 Year Treasury Constant Maturity +2.00%) ±	3.13	1-20-2041	22,595	22,496
GNMA (1 Year Treasury Constant Maturity +2.00%) ±	3.38	4-20-2041	26,082	25,877
GNMA (1 Month LIBOR +0.62%) ±	5.01	5-20-2058	127,283	127,358
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA (1 Year Treasury Constant Maturity +1.40%) ±	6.04%	6-20-2058	$ 26,005	$ 26,104
GNMA	6.45	4-20-2025	11,369	11,461
GNMA	6.45	9-20-2025	14,355	15,017
GNMA	6.50	8-20-2034	114,585	111,723
GNMA	9.00	9-20-2024	244	244
GNMA	9.00	11-20-2024	28	28
GNMA	9.00	1-20-2025	325	325
GNMA	9.00	2-20-2025	1,442	1,445
GNMA Series 2004-80 Class FA (1 Month LIBOR +0.40%) ±	5.00	10-20-2034	361,465	360,982
GNMA Series 2006-16 Class DF (1 Month LIBOR +0.11%) ±	4.71	4-20-2036	1,826,508	1,810,865
GNMA Series 2008-65 Class FG (1 Month LIBOR +0.75%) ±	5.35	8-20-2038	628,791	633,361
GNMA Series 2008-68 Class FA (1 Month LIBOR +0.95%) ±	5.55	8-20-2038	775,537	785,018
GNMA Series 2009-12 Class FA (1 Month LIBOR +0.95%) ±	5.55	3-20-2039	1,000,093	1,010,224
GNMA Series 2009-15 Class FL (1 Month LIBOR +0.95%) ±	5.55	3-20-2039	1,000,093	1,008,809
GNMA Series 2009-29 Class FL (1 Month LIBOR +0.65%) ±	5.24	5-16-2039	1,074,214	1,079,732
GNMA Series 2009-36 Class FE (1 Month LIBOR +0.80%) ±	5.40	9-20-2038	1,009,353	1,017,138
GNMA Series 2009-50 Class FW (1 Month LIBOR +1.00%) ±	5.60	7-20-2039	757,311	768,796
GNMA Series 2009-52 Class FD (1 Month LIBOR +0.95%) ±	5.54	7-16-2039	376,870	381,286
GNMA Series 2010-25 Class FH (1 Month LIBOR +0.72%) ±	5.31	2-16-2040	527,126	528,598
GNMA Series 2010-79 Class YF (1 Month LIBOR +0.35%) ±	4.95	5-20-2035	1,747,207	1,735,662
GNMA Series 2011-117 Class FJ (1 Month LIBOR +0.87%) ±	5.47	8-20-2041	976,661	990,756
GNMA Series 2011-H12 Class FA (1 Month LIBOR +0.49%) ±	4.88	2-20-2061	402,299	400,595
GNMA Series 2011-H17 Class FA (1 Month LIBOR +0.53%) ±	4.92	6-20-2061	344,363	343,214
GNMA Series 2012-124 Class GF (1 Month LIBOR +0.25%) ±	4.85	10-20-2042	1,090,679	1,076,130
GNMA Series 2014-44 Class IA ♀	3.50	5-20-2028	1,711,144	70,518
GNMA Series 2014-H16 Class FL (1 Month LIBOR +0.47%) ±	4.65	7-20-2064	713,281	704,137
GNMA Series 2014-H22 Class FC (1 Month LIBOR +0.48%) ±	4.87	11-20-2064	1,478,511	1,470,503
GNMA Series 2015-H23 Class TA (1 Month LIBOR +0.47%) ±	4.86	9-20-2065	1,437,464	1,428,686
GNMA Series 2016-H24 Class FD (12 Month LIBOR +0.30%) ±	4.43	11-20-2066	349,140	345,583
GNMA Series 2017-130 Class FH (1 Month LIBOR +0.30%) ±	4.90	8-20-2047	1,673,500	1,631,487
GNMA Series 2017-H11 Class FE (12 Month LIBOR +0.18%) ±	2.35	5-20-2067	2,663,452	2,625,333
GNMA Series 2018-120 Class FL (1 Month LIBOR +0.30%) ±	4.90	9-20-2048	244,689	238,729
GNMA Series 2018-49 Class FM (1 Month LIBOR +0.25%) ±	4.85	4-20-2048	1,164,091	1,134,578
GNMA Series 2018-H07 Class FD (1 Month LIBOR +0.30%) ±	4.69	5-20-2068	339,672	339,034
GNMA Series 2018-H13 Class FC (1 Month LIBOR +0.30%) ±	4.69	7-20-2068	271,574	269,045
GNMA Series 2019-103 Class FG (1 Month LIBOR +0.45%) ±	5.05	4-20-2049	1,030,716	1,013,607
GNMA Series 2019-129 Class WF (1 Month LIBOR +0.40%) ±	4.97	2-20-2046	1,285,587	1,244,572
GNMA Series 2019-H06 Class FD (1 Month LIBOR +0.72%) ±	5.11	1-20-2069	607,874	592,433
GNMA Series 2019-H09 Class FE (1 Month LIBOR +0.50%) ±	4.89	4-20-2069	945,946	935,585
GNMA Series 2019-H10 Class FB (1 Month LIBOR +0.60%) ±	2.97	6-20-2069	2,863,374	2,783,598
GNMA Series 2019-H15 Class FE (1 Month LIBOR +0.63%) ±	5.02	9-20-2069	1,936,158	1,906,596
GNMA Series 2020-H12 Class F (1 Month LIBOR +0.50%) ±	4.89	7-20-2070	742,706	724,088
GNMA Series 2020-H19 Class FB (1 Month LIBOR +0.45%) ±	4.84	11-20-2070	2,330,209	2,273,219
GNMA Series 2021-H01 Class FC (1 Month LIBOR +0.40%) ±	3.90	11-20-2070	1,449,895	1,406,845
GNMA Series 2021-H14 Class FA (30 Day Average U.S. SOFR +0.30%) ±	2.78	4-20-2070	3,613,027	3,470,718
Total Agency securities (Cost $310,950,419)				302,660,940
Asset-backed securities: 4.85%
Brazos Education Funding Series 2015-1 Class A (1 Month LIBOR +1.00%) 144A±	5.62	10-25-2056	1,490,633	1,478,331
Cal Dive I Title XI Incorporated	4.93	2-1-2027	2,318,125	2,284,398
EFS Volunteer LLC Series 2010-1 Class A2 (3 Month LIBOR +0.85%) 144A±	5.67	10-25-2035	298,095	296,789
The accompanying notes are an integral part of these financial statements.

Allspring Adjustable Rate Government Fund  |  19

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Navient Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.42%) 144A±	5.04%	3-25-2067	$ 308,123	$ 307,892
Navient Student Loan Trust Series 2018-4A Class A2 (1 Month LIBOR +0.68%) 144A±	5.30	6-27-2067	3,589,899	3,513,393
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	1,102,422	979,268
Navient Student Loan Trust Series 2021-1A Class A1B (1 Month LIBOR +0.60%) 144A±	5.22	12-26-2069	828,297	811,521
Nelnet Student Loan Trust Series 2019-2A Class A (1 Month LIBOR +0.90%) 144A±	5.52	6-27-2067	2,840,169	2,801,163
Nelnet Student Loan Trust Series 2019-4A Class A (1 Month LIBOR +0.87%) 144A±	5.49	9-26-2067	592,394	584,234
Nelnet Student Loan Trust Series 2019-7A Class A1 (1 Month LIBOR +0.50%) 144A±	5.12	1-25-2068	106,231	106,154
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	5.44	12-17-2068	3,362,811	3,294,723
SLM Student Loan Trust Series 2004-10 Class A7B (3 Month LIBOR +0.60%) 144A±	5.42	10-25-2029	207,247	205,194
Total Asset-backed securities (Cost $17,104,653)				16,663,060
Non-agency mortgage-backed securities: 5.46%
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	662,497	609,771
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95	12-26-2030	759,598	737,966
Credit Suisse Mortgage Trust Series 2022-NQM1 Class A1 144A±±	2.27	11-25-2066	2,747,377	2,373,664
FRESB Mortgage Trust Series 2022-SB94 Class A5H ±±	1.72	11-25-2041	5,929,205	5,373,325
Goldman Sachs Mortgage-Backed Securities Trust Series 2020-PJ4 Class A2 144A±±	3.00	1-25-2051	653,955	551,373
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2 144A±±	1.36	9-25-2056	637,021	500,229
Imperial Fund Mortgage Trust Series 2022-NQM1 Class A1 144A±±	2.49	2-25-2067	2,435,878	2,133,762
JPMorgan Mortgage Trust Series 2016-5 Class A1 144A±±	5.79	12-25-2046	534,431	512,980
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	299,790	274,490
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (1 Month LIBOR +0.90%) 144A±	5.52	1-25-2048	1,028,113	1,006,614
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1 144A±±	2.75	11-25-2059	202,424	187,950
Onslow Bay Financial LLC Series 2022-NQM1 Class A1 144A±±	2.31	11-25-2061	2,871,042	2,390,442
Starwood Commercial Mortgage Trust Series 2022-FL3 Class A (30 Day Average U.S. SOFR +1.35%) 144A±	5.75	11-15-2038	960,000	928,026
Starwood Mortgage Residential Trust Series 2021-2 Class A1 144A±±	0.94	5-25-2065	807,338	743,310
Towd Point Mortgage Trust Series 2017-5 Class A1 (1 Month LIBOR +0.60%) 144A±	4.20	2-25-2057	451,313	449,718
Total Non-agency mortgage-backed securities (Cost $20,996,895)				18,773,620

The accompanying notes are an integral part of these financial statements.

20  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—February 28, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.88%
Investment companies: 0.88%
Allspring Government Money Market Fund Select Class ♠∞		4.39%	3,030,873	$ 3,030,873
Total Short-term investments (Cost $3,030,873)				3,030,873
Total investments in securities (Cost $352,082,840)	99.21%			341,128,493
Other assets and liabilities, net	0.79			2,707,338
Total net assets	100.00%			$343,835,831

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
♀	Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,904,979	$92,123,631	$(90,997,737)	$0	$0	$3,030,873	3,030,873	$48,234
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(56)	6-21-2023	$ (6,263,212)	$ (6,252,750)	$ 10,462	$0
2-Year U.S. Treasury Notes	(543)	6-30-2023	(110,894,103)	(110,623,523)	270,580	0
5-Year U.S. Treasury Notes	(261)	6-30-2023	(28,009,815)	(27,941,273)	68,542	0
					$349,584	$0
The accompanying notes are an integral part of these financial statements.

Allspring Adjustable Rate Government Fund  |  21

Statement of assets and liabilities—February 28, 2023 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $349,051,967)	$ 338,097,620
Investments in affiliated securities, at value (cost $3,030,873)	3,030,873
Cash	104,177
Cash at broker segregated for futures contracts	1,146,000
Principal paydown receivable	1,149,489
Receivable for interest	1,091,293
Receivable for Fund shares sold	57,654
Receivable for daily variation margin on open futures contracts	12,142
Receivable for investments sold	2,947
Prepaid expenses and other assets	71,861
Total assets	344,764,056
Liabilities
Payable for Fund shares redeemed	696,968
Dividends payable	96,258
Management fee payable	76,324
Administration fees payable	26,624
Distribution fee payable	1,753
Accrued expenses and other liabilities	30,298
Total liabilities	928,225
Total net assets	$343,835,831
Net assets consist of
Paid-in capital	$ 351,469,006
Total distributable loss	(7,633,175)
Total net assets	$343,835,831
Computation of net asset value and offering price per share
Net assets – Class A	$ 76,685,238
Shares outstanding – Class A1	8,797,224
Net asset value per share – Class A	$8.72
Maximum offering price per share – Class A2	$8.90
Net assets – Class C	$ 2,996,019
Shares outstanding – Class C1	344,336
Net asset value per share – Class C	$8.70
Net assets – Administrator Class	$ 4,964,285
Shares outstanding – Administrator Class[1]	569,269
Net asset value per share – Administrator Class	$8.72
Net assets – Institutional Class	$ 259,190,289
Shares outstanding – Institutional Class[1]	29,735,409
Net asset value per share – Institutional Class	$8.72
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Adjustable Rate Government Fund

Statement of operations—six months ended February 28, 2023 (unaudited)

Investment income
Interest	$ 5,686,082
Income from affiliated securities	48,234
Total investment income	5,734,316
Expenses
Management fee	678,148
Administration fees
Class A	62,277
Class C	2,487
Administrator Class	2,865
Institutional Class	120,331
Shareholder servicing fees
Class A	96,954
Class C	3,886
Administrator Class	7,131
Distribution fee
Class C	11,658
Custody and accounting fees	19,253
Professional fees	44,016
Registration fees	29,969
Shareholder report expenses	11,887
Trustees’ fees and expenses	10,625
Other fees and expenses	33,464
Total expenses	1,134,951
Less: Fee waivers and/or expense reimbursements
Fund-level	(91,896)
Class A	(18,473)
Class C	(749)
Administrator Class	(3,622)
Net expenses	1,020,211
Net investment income	4,714,105
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(957,696)
Futures contracts	3,986,698
Net realized gains on investments	3,029,002
Net change in unrealized gains (losses) on
Unaffiliated securities	(2,294,135)
Futures contracts	243,719
Net change in unrealized gains (losses) on investments	(2,050,416)
Net realized and unrealized gains (losses) on investments	978,586
Net increase in net assets resulting from operations	$ 5,692,691
The accompanying notes are an integral part of these financial statements.

Allspring Adjustable Rate Government Fund  |  23

Statement of changes in net assets

	Six months ended February 28, 2023 (unaudited)		Year ended August 31, 2022
Operations
Net investment income		$ 4,714,105		$ 2,748,623
Net realized gains on investments		3,029,002		6,184,988
Net change in unrealized gains (losses) on investments		(2,050,416)		(12,024,183)
Net increase (decrease) in net assets resulting from operations		5,692,691		(3,090,572)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,098,313)		(692,300)
Class C		(69,695)		(14,135)
Administrator Class		(155,834)		(71,924)
Institutional Class		(8,453,964)		(4,255,890)
Total distributions to shareholders		(10,777,806)		(5,034,249)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	278,147	2,421,635	593,643	5,293,269
Class C	115,025	1,007,868	123,328	1,091,402
Administrator Class	27,047	238,640	804,889	7,188,561
Institutional Class	4,888,477	42,976,447	43,022,173	383,515,387
		46,644,590		397,088,619
Reinvestment of distributions
Class A	209,616	1,816,390	66,182	589,152
Class C	7,942	68,590	1,573	14,008
Administrator Class	17,715	153,565	7,992	71,176
Institutional Class	871,988	7,558,244	415,798	3,699,149
		9,596,789		4,373,485
Payment for shares redeemed
Class A	(1,014,890)	(8,865,622)	(2,188,993)	(19,473,541)
Class C	(131,012)	(1,144,507)	(141,789)	(1,259,441)
Administrator Class	(196,689)	(1,718,407)	(1,017,358)	(9,065,328)
Institutional Class	(16,093,078)	(140,895,012)	(52,928,850)	(471,262,780)
		(152,623,548)		(501,061,090)
Net decrease in net assets resulting from capital share transactions		(96,382,169)		(99,598,986)
Total decrease in net assets		(101,467,284)		(107,723,807)
Net assets
Beginning of period		445,303,115		553,026,922
End of period		$ 343,835,831		$ 445,303,115
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Adjustable Rate Government Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.82	$8.96	$8.92	$8.98	$8.93	$8.96
Net investment income	0.09	0.02	0.04	0.17	0.18 [1]	0.10
Net realized and unrealized gains (losses) on investments	0.04	(0.09)	0.05	(0.06)	0.05	(0.01)
Total from investment operations	0.13	(0.07)	0.09	0.11	0.23	0.09
Distributions to shareholders from
Net investment income	(0.09)	(0.03)	(0.05)	(0.17)	(0.18)	(0.12)
Net realized gains	(0.14)	(0.04)	0.00	(0.00) [2]	0.00	0.00
Total distributions to shareholders	(0.23)	(0.07)	(0.05)	(0.17)	(0.18)	(0.12)
Net asset value, end of period	$8.72	$8.82	$8.96	$8.92	$8.98	$8.93
Total return[3]	1.47%	(0.81)%	0.99%	1.25%	2.64%	0.98%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.82%	0.82%	0.88%	0.88%	0.83%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	2.25%	0.30%	0.49%	1.92%	2.04%	1.28%
Supplemental data
Portfolio turnover rate	3%	36%	53%	9%	5%	3%
Net assets, end of period (000s omitted)	$76,685	$82,283	$97,274	$111,538	$118,675	$103,963

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Adjustable Rate Government Fund  |  25

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class C	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.81	$8.95	$8.91	$8.97	$8.93	$8.96
Net investment income (loss)	0.06 [1]	0.00 [1,2]	(0.00) [1,3]	0.10 [1]	0.10 [1]	0.05 [1]
Net realized and unrealized gains (losses) on investments	0.03	(0.10)	0.04	(0.06)	0.06	(0.03)
Total from investment operations	0.09	(0.10)	0.04	0.04	0.16	0.02
Distributions to shareholders from
Net investment income	(0.06)	(0.00) [2]	(0.00) [2]	(0.10)	(0.12)	(0.05)
Net realized gains	(0.14)	(0.04)	0.00	(0.00) [2]	0.00	0.00
Total distributions to shareholders	(0.20)	(0.04)	(0.00) [2]	(0.10)	(0.12)	(0.05)
Net asset value, end of period	$8.70	$8.81	$8.95	$8.91	$8.97	$8.93
Total return[4]	1.10%	(1.08)%	0.48%	0.50%	1.76%	0.23%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.57%	1.57%	1.63%	1.62%	1.55%
Net expenses	1.49%	1.02% *	1.27% *	1.49%	1.49%	1.49%
Net investment income (loss)	1.49%	0.04%	(0.02)%	1.17%	1.13%	0.54%
Supplemental data
Portfolio turnover rate	3%	36%	53%	9%	5%	3%
Net assets, end of period (000s omitted)	$2,996	$3,104	$3,304	$4,702	$6,594	$45,693

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended August 31, 2022	0.47%
Year ended August 31, 2021	0.22%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005)
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Adjustable Rate Government Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Administrator Class	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.83	$8.97	$8.92	$8.98	$8.93	$8.96
Net investment income	0.10 [1]	0.04 [1]	0.06 [1]	0.18 [1]	0.19 [1]	0.13 [1]
Net realized and unrealized gains (losses) on investments	0.03	(0.10)	0.05	(0.06)	0.06	(0.03)
Total from investment operations	0.13	(0.06)	0.11	0.12	0.25	0.10
Distributions to shareholders from
Net investment income	(0.10)	(0.04)	(0.06)	(0.18)	(0.20)	(0.13)
Net realized gains	(0.14)	(0.04)	0.00	(0.00) [2]	0.00	0.00
Total distributions to shareholders	(0.24)	(0.08)	(0.06)	(0.18)	(0.20)	(0.13)
Net asset value, end of period	$8.72	$8.83	$8.97	$8.92	$8.98	$8.93
Total return[3]	1.54%	(0.67)%	1.24%	1.40%	2.78%	1.12%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.76%	0.76%	0.81%	0.81%	0.77%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.35%	0.43%	0.64%	1.98%	2.12%	1.42%
Supplemental data
Portfolio turnover rate	3%	36%	53%	9%	5%	3%
Net assets, end of period (000s omitted)	$4,964	$6,367	$8,299	$8,076	$5,337	$9,140

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Adjustable Rate Government Fund  |  27

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.82	$8.96	$8.92	$8.98	$8.93	$8.96
Net investment income	0.11 [1]	0.05 [1]	0.07 [1]	0.19 [1]	0.22	0.16
Net realized and unrealized gains (losses) on investments	0.03	(0.10)	0.04	(0.06)	0.04	(0.05)
Total from investment operations	0.14	(0.05)	0.11	0.13	0.26	0.11
Distributions to shareholders from
Net investment income	(0.10)	(0.05)	(0.07)	(0.19)	(0.21)	(0.14)
Net realized gains	(0.14)	(0.04)	0.00	(0.00) [2]	0.00	0.00
Total distributions to shareholders	(0.24)	(0.09)	(0.07)	(0.19)	(0.21)	(0.14)
Net asset value, end of period	$8.72	$8.82	$8.96	$8.92	$8.98	$8.93
Total return[3]	1.73%	(0.53)%	1.27%	1.54%	2.93%	1.26%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.49%	0.49%	0.54%	0.54%	0.50%
Net expenses	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	2.49%	0.59%	0.74%	2.12%	2.27%	1.55%
Supplemental data
Portfolio turnover rate	3%	36%	53%	9%	5%	3%
Net assets, end of period (000s omitted)	$259,190	$353,549	$444,150	$288,045	$158,147	$235,078

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Adjustable Rate Government Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Adjustable Rate Government Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make

Allspring Adjustable Rate Government Fund  |  29

Notes to financial statements (unaudited)
requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $352,329,187 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 786,672
Gross unrealized losses	(11,637,782)
Net unrealized losses	$(10,851,110)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

30  |  Allspring Adjustable Rate Government Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 302,660,940	$0	$ 302,660,940
Asset-backed securities	0	16,663,060	0	16,663,060
Non-agency mortgage-backed securities	0	18,773,620	0	18,773,620
Short-term investments
Investment companies	3,030,873	0	0	3,030,873
	3,030,873	338,097,620	0	341,128,493
Futures contracts	349,584	0	0	349,584
Total assets	$3,380,457	$338,097,620	$0	$341,478,077
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Allspring Adjustable Rate Government Fund  |  31

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended February 28, 2023, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through December 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the six months ended February 28, 2023.  These voluntary class-level waivers may be discontinued at any time.  As of February 28, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.74%
Class C	1.49
Administrator Class	0.60
Institutional Class	0.46

32  |  Allspring Adjustable Rate Government Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2023, Allspring Funds Distributor received $10 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$76,940	$10,666,377	$36,306,950	$32,693,985
6. DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2023, the Fund entered into futures contracts for duration and curve management. The Fund had an average notional amount of $138,643,789 in short futures contracts during the six months ended February 28, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2023, there were no borrowings by the Fund under the agreement.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Adjustable Rate Government Fund  |  33

Notes to financial statements (unaudited)
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

34  |  Allspring Adjustable Rate Government Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Adjustable Rate Government Fund  |  35

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

36  |  Allspring Adjustable Rate Government Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Adjustable Rate Government Fund  |  37

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

38  |  Allspring Adjustable Rate Government Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03102023-sktwx263 04-23
SAR0356 02-23

Semi-Annual Report
February 28, 2023
Allspring
Conservative Income Fund

The views expressed and any forward-looking statements are as of February 28, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Conservative Income Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Conservative Income Fund for the six-month period that ended February 28, 2023. Globally, stocks and bonds experienced heightened volatility through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with non-U.S. equities––both developed market and emerging market––outperforming U.S. stocks overall. Bonds––both U.S. and non-U.S.––began to recover from sustained aggressive interest rate increases. After suffering deep and broad losses over the past year, recent fixed income performance benefited from a base of higher yields that can now generate higher income. For the period, U.S. stocks, based on the S&P 500 Index,1 returned 1.26%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.30%, while the MSCI EM Index (Net) (USD)3 lost 2.29%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.13%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -0.11%, the Bloomberg Municipal Bond Index6 gained 0.66%, and the ICE BofA U.S. High Yield Index7 returned 2.41%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets
A challenging calendar year for investors continued in September as all asset classes suffered major losses. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar weighed on results for investors holding non-U.S.-dollar assets. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The Bank of England (BoE) then stepped in and bought long-dated government bonds.
“ A challenging calendar year for investors continued in September as all asset classes suffered major losses.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Conservative Income Fund

Letter to shareholders (unaudited)
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the BoE and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Conservative Income Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Conservative Income Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks current income consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Andrew M. Greenberg, CFA®‡, Anthony J. Melville, CFA®‡, Jeffrey L. Weaver, CFA®‡

Average annual total returns (%) as of February 28, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	Gross	Net [2]
Class A2 (WCIAX)[3]	5-29-2020	1.18	1.24	0.89	0.62	0.40
Institutional Class (WCIIX)	5-31-2013	1.25	1.45	1.11	0.39	0.25
Bloomberg 6-9 Month Treasury Bill Index[4]	–	0.89	1.24	0.80 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund's website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Class A2 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through December 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.40% for Class A2, and 0.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class A2 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class A2 shares.
[4]	The Bloomberg 6-9 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury bills that have a remaining maturity of less than nine months and more than six, are rated investment-grade, and have $250 million or more of outstanding face value. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Conservative Income Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2023[1]
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2, 5.20%, 5-15-2026	2.20
State Street Corporation, 3.10%, 5-15-2023	1.81
Southern California Edison's First Mortgage, 5.06%, 4-3-2023	1.79
JPMorgan Chase & Company, 4.98%, 3-16-2024	1.69
Morgan Stanley, 4.96%, 1-25-2024	1.69
Toyota Motor Credit Corporation, 0.45%, 1-11-2024	1.62
Royal Bank of Canada, 3.97%, 7-26-2024	1.54
Deutsche Bank AG, 5.06%, 11-8-2023	1.48
Banque Federative du Credit Mutuel SA, 3.75%, 7-20-2023	1.47
Oklahoma Gas & Electric Company, 0.55%, 5-26-2023	1.46
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Conservative Income Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2022 to February 28, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 9-1-2022	Ending account value 2-28-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A2
Actual	$1,000.00	$1,015.52	$2.00	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01	0.40%
Institutional Class
Actual	$1,000.00	$1,015.22	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	$1.25	0.25%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Conservative Income Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.81%
GNMA ±±	4.58%	8-20-2070	$1,938,445	$ 1,911,629
Total Agency securities (Cost $2,052,759)				1,911,629
Asset-backed securities: 25.55%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class A2A	4.20	12-18-2025	436,029	432,849
BMW Vehicle Lease Trust Series 2021-1 Class A3	0.29	1-25-2024	1,308,505	1,301,721
BMW Vehicle Lease Trust Series 2023-1 Class A2	5.27	2-25-2025	1,500,000	1,499,392
BMW Vehicle Lease Trust Series 2023-1 Class A3	5.16	11-25-2025	885,000	883,900
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2	5.20	5-15-2026	5,200,000	5,195,071
CarMax Auto Owner Trust Series 2020-4 Class A3	0.50	8-15-2025	1,288,241	1,255,537
CarMax Auto Owner Trust Series 2021-4 Class A2A	0.24	11-15-2024	191,536	190,500
CarMax Auto Owner Trust Series 2021-4 Class A3	0.56	9-15-2026	2,599,000	2,460,035
Carvana Auto Receivables Trust 2022-P3 Class A2	4.42	12-10-2025	1,164,519	1,157,213
CCG Receivables Trust Series 2020-1 Class A2 144A	0.54	12-14-2027	425,425	417,879
Chase Auto Owner Trust Series 2022-AA Class A2 144A	3.86	10-27-2025	1,129,105	1,119,514
Chesapeake Funding II LLC Series 2020-1A Class A1 144A	0.87	8-15-2032	612,606	606,779
Daimler Trucks Retail Trust Series 2022-1 Class A2	5.07	9-16-2024	3,100,000	3,097,238
DLLAD LLC Series 2021-1 144A	0.35	9-20-2024	208,598	206,291
Donlen Fleet Lease Funding Series 2021-2 Class A1 (1 Month LIBOR +0.33%) 144A±	4.73	12-11-2034	1,104,061	1,099,264
Enterprise Fleet Financing LLC Series 2020-1 Class A2 144A	1.78	12-22-2025	576,445	574,504
Evergreen Credit Card Trust 2022 CRT-1 Class B 144A	5.61	7-15-2026	2,000,000	1,963,622
Evergreen Credit Card Trust 2022 CRT-2 Class B 144A	6.56	11-15-2026	1,000,000	994,313
Ford Credit Auto Lease Trust Series 2022-A Class A2A	2.78	10-15-2024	590,383	585,647
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	2,000,000	1,986,571
Ford Credit Auto Owner Trust Series 2022- B Class A2A	3.44	2-15-2025	1,160,453	1,152,364
Ford Credit Auto Owner Trust Series 2022-C Class A2A	4.52	4-15-2025	705,000	701,974
Foursight Capital Automobile Receivables Trust Series 2022-1 Class A2 144A	1.15	9-15-2025	345,200	340,313
General Motors Financial Securitized Term 2021-2 Class A3	0.51	4-16-2026	1,719,969	1,659,155
GM Financial Auto Lease Trust Series 2021-2 Class A3	0.34	5-20-2024	792,612	783,438
GM Financial Auto Lease Trust Series 2023-1 Class A3A	5.27	6-20-2025	1,300,000	1,299,736
Honda Auto Receivables Owner Trust Series 2021-3 Class A3	0.41	11-18-2025	2,480,000	2,374,869
Honda Auto Receivables Owner Trust Series 2023-1 Class A2	5.22	10-21-2025	1,500,000	1,498,663
Hyundai Auto Lease Securitization Series 2022-A Class A3 144A	1.16	1-15-2025	3,000,000	2,908,931
John Deere Owner Trust Series 2022-B Class A2	3.73	6-16-2025	935,000	925,929
John Deere Owner Trust Series 2022-C Class A2	4.98	8-15-2025	1,450,000	1,445,130
Mercedes-Benz Auto Receivables Series 2022-1 Class A2	5.26	10-15-2025	1,460,000	1,459,653
Nissan Auto Lease Trust Series 2022-A Class A3	3.81	5-15-2025	1,069,000	1,054,194
Oscar US Funding Trust Series 2021-2A Class A2 144A	0.39	8-12-2024	353,368	350,237
Santander Drive Auto Receivable Trust Series 2021-4 A3	0.51	8-15-2025	196,365	196,029
Santander Drive Auto Receivable Trust Series 2022-5 Class A3	4.11	8-17-2026	1,250,000	1,234,648
SoFi Consumer Loan Program Trust Series 2021-1 Class A 144A	0.49	9-25-2030	581,378	568,159
Tesla Auto Lease Trust Series 2021-A Class A2 144A	0.36	3-20-2025	105,173	104,644
Toyota Auto Receivables Series 2023-A Class A2	5.05	1-15-2026	2,850,000	2,843,532
Venture CDO Limited Series 16-25A Class AR (3 Month LIBOR +1.02%) 144A±	5.83	4-20-2029	1,867,864	1,856,468
Verizon Master Trust Series 2022-5 Class A1A	3.72	7-20-2027	2,050,000	2,021,885
The accompanying notes are an integral part of these financial statements.

Allspring Conservative Income Fund  |  9

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Volkswagen Group of America Auto Lease Trust Series 2022-A Class A2	3.02%	10-21-2024	$2,000,627	$ 1,975,245
Wheels SPV LLC Series 2020-1A Class A2 144A	0.51	8-20-2029	153,787	152,462
World Omni Auto Lease Trust Series 2021-A Class A3	0.42	8-15-2024	2,901,911	2,829,184
World Omni Auto Lease Trust Series 2022-A Class A	2.63	10-15-2024	1,598,309	1,578,888
Total Asset-backed securities (Cost $60,687,185)				60,343,570
Corporate bonds and notes: 45.67%
Communication services: 0.99%
Entertainment: 0.99%
Take-Two Interactive Software Incorporated	3.30	3-28-2024	2,400,000	2,344,445
Consumer discretionary: 1.34%
Food products: 0.69%
Cargill Incorporated 144A	3.25	3-1-2023	1,637,000	1,637,000
Multiline retail: 0.65%
Dollar General Corporation	4.25	9-20-2024	1,560,000	1,532,573
Consumer staples: 0.81%
Tobacco: 0.81%
BAT Capital Corporation	2.79	9-6-2024	2,000,000	1,916,786
Energy: 1.39%
Oil, gas & consumable fuels: 1.39%
Chevron Corporation	1.14	5-11-2023	3,300,000	3,274,953
Financials: 26.93%
Banks: 5.89%
Bank of America Corporation (3 Month LIBOR +0.78%) ±	3.55	3-5-2024	2,000,000	1,999,739
Bank of America Corporation	4.13	1-22-2024	2,000,000	1,979,566
Fifth Third Bancorp	4.30	1-16-2024	2,000,000	1,977,354
JPMorgan Chase & Company (U.S. SOFR +0.58%) ±	4.98	3-16-2024	4,000,000	4,000,315
PNC Financial Services Group Incorporated	3.50	1-23-2024	2,000,000	1,968,604
Truist Bank (3 Month LIBOR +0.74%) ±##	3.69	8-2-2024	2,000,000	1,984,280
				13,909,858
Capital markets: 5.27%
Bank of New York Mellon Corporation	0.85	10-25-2024	3,442,000	3,210,217
Goldman Sachs Group Incorporated	1.22	12-6-2023	1,000,000	969,593
Morgan Stanley (U.S. SOFR +0.46%) ±	4.96	1-25-2024	4,000,000	3,997,508
State Street Corporation	3.10	5-15-2023	4,290,000	4,270,356
				12,447,674
Consumer finance: 4.62%
American Express Company	3.70	8-3-2023	1,140,000	1,132,388
BMW US Capital LLC 144A	3.45	4-12-2023	1,150,000	1,147,652
Daimler Finance North America LLC (3 Month LIBOR +0.84%) 144A±	5.65	5-4-2023	2,000,000	2,001,368
Daimler Truck Financial North America Company 144A	5.20	1-17-2025	800,000	794,856
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Conservative Income Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
John Deere Capital Corporation (U.S. SOFR +0.12%) ±	4.54%	7-10-2023	$2,000,000	$ 1,999,406
Toyota Motor Credit Corporation	0.45	1-11-2024	4,000,000	3,838,245
				10,913,915
Diversified financial services: 1.32%
National Rural Utilities Cooperative Finance	0.35	2-8-2024	3,255,000	3,104,057
Insurance: 9.83%
AIG Global Funding 144A	0.45	12-8-2023	2,000,000	1,926,493
Athene Global Funding 144A	0.95	1-8-2024	1,000,000	961,048
Athene Global Funding (U.S. SOFR +0.70%) 144A±	5.25	5-24-2024	2,500,000	2,484,625
Brighthouse Financial Global Funding 144A	1.20	12-15-2023	2,000,000	1,932,529
Brighthouse Financial Global Funding Series 2021-1 (U.S. SOFR +0.76%) 144A±	5.20	4-12-2024	1,200,000	1,198,308
Equitable Financial Life Insurance Company of America (U.S. SOFR +0.39%) 144A±	4.82	4-6-2023	2,250,000	2,249,210
GA Global Funding Trust (U.S. SOFR +1.36%) 144A±	5.80	4-11-2025	2,000,000	1,986,160
MassMutual Global Funding 144A«	0.48	8-28-2023	3,000,000	2,928,800
New York Life Global Funding (U.S. SOFR +0.31%) 144A±	4.80	4-26-2024	3,000,000	3,001,428
Principal Life Global Funding II 144A	0.50	1-8-2024	3,000,000	2,878,546
Principal Life Global Funding II (U.S. SOFR +0.38%) 144A±	4.93	8-23-2024	670,000	667,586
Protective Life Global Funding 144A	1.08	6-9-2023	1,000,000	988,886
				23,203,619
Health care: 0.82%
Life sciences tools & services: 0.82%
Thermo Fisher Scientific	0.80	10-18-2023	2,000,000	1,943,678
Industrials: 1.91%
Road & rail: 0.85%
Ryder System Incorporated	3.40	3-1-2023	2,000,000	2,000,000
Transportation infrastructure: 1.06%
Penske Truck Leasing Company LP 144A	2.70	3-14-2023	2,500,000	2,497,200
Information technology: 0.83%
Semiconductors & semiconductor equipment: 0.83%
Microchip Technology Incorporated	2.67	9-1-2023	2,000,000	1,969,453
Materials: 0.83%
Metals & mining: 0.83%
Glencore Funding LLC Company 144A	4.13	3-12-2024	2,000,000	1,969,208
Real estate: 0.51%
Equity REITs: 0.51%
Public Storage (U.S. SOFR +0.47%) ±	4.93	4-23-2024	1,195,000	1,195,121
Utilities: 9.31%
Electric utilities: 6.57%
Florida Power & Light Company (U.S. SOFR +0.25%) ±	4.80	5-10-2023	2,000,000	1,999,382
NextEra Energy Capital Company	4.26	9-1-2024	2,000,000	1,961,983
NextEra Energy Capital Company %%	6.05	3-1-2025	250,000	251,522
Oklahoma Gas & Electric Company	0.55	5-26-2023	3,493,000	3,454,825
The accompanying notes are an integral part of these financial statements.

Allspring Conservative Income Fund  |  11

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Southern California Edison's First Mortgage (U.S. SOFR +0.64%) ±	5.06%	4-3-2023	$4,220,000	$ 4,219,378
Southern Company (U.S. SOFR +0.37%) ±	4.92	5-10-2023	2,000,000	1,999,200
Tampa Electric Company	3.88	7-12-2024	1,670,000	1,631,317
				15,517,607
Gas utilities: 1.41%
Atmos Energy Corporation (3 Month LIBOR +0.38%) ±	5.10	3-9-2023	3,320,000	3,320,141
Multi-utilities: 1.33%
CenterPoint Energy Incorporated (U.S. SOFR +0.65%) ±	5.21	5-13-2024	1,445,000	1,438,066
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%) ±	5.28	3-2-2023	1,705,000	1,705,000
				3,143,066
Total Corporate bonds and notes (Cost $108,173,236)				107,840,354
Municipal obligations: 3.30%
California: 1.89%
Miscellaneous revenue: 1.89%
California State Earthquake Authority	5.39	7-1-2023	2,000,000	2,000,248
Pomona CA Pension Obligation Series BJ	4.00	8-1-2023	1,000,000	994,267
Torrance CA Joint Powers Financing Authority	1.43	10-1-2023	1,500,000	1,467,186
				4,461,701
Colorado: 1.23%
Transportation revenue: 1.23%
Colorado Bridge Enterprise Senior Project Infrastructure	0.92	12-31-2023	3,000,000	2,895,712
New York: 0.18%
Utilities revenue: 0.18%
Long Island NY Power Authority Electric System Series C	0.76	3-1-2023	430,000	430,000
Total Municipal obligations (Cost $7,943,094)				7,787,413
Yankee corporate bonds and notes: 24.64%
Energy: 1.25%
Oil, gas & consumable fuels: 1.25%
Total Capital International SA	3.70	1-15-2024	3,000,000	2,956,743
Financials: 23.39%
Banks: 19.10%
Bank of Montreal	0.40	9-15-2023	2,000,000	1,948,445
Bank of Montreal (U.S. SOFR +0.27%) ±	4.66	9-15-2023	2,000,000	2,000,182
Bank of Nova Scotia «	0.40	9-15-2023	2,000,000	1,948,067
Bank of Nova Scotia	0.70	4-15-2024	2,000,000	1,896,725
Banque Federative du Credit Mutuel SA 144A	3.75	7-20-2023	3,500,000	3,479,610
Cooperatieve Rabobank UA (U.S. SOFR +0.30%) ±	4.74	1-12-2024	2,000,000	1,998,994
Credit Suisse AG New York	1.00	5-5-2023	3,000,000	2,969,132
Mitsubishi UFJ Financial Group Incorporated	3.41	3-7-2024	2,000,000	1,958,865
National Bank of Canada	5.25	1-17-2025	2,000,000	1,993,485
NatWest Markets plc (U.S. SOFR +0.53%) 144A±	5.08	8-12-2024	1,250,000	1,236,540
Nordea Bank AB 144A	1.00	6-9-2023	2,000,000	1,977,625
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Conservative Income Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Royal Bank of Canada	3.97%	7-26-2024	$3,700,000	$ 3,627,980
Skandinaviska Enskilda Banken (3 Month LIBOR +0.32%) 144A±	5.08	9-1-2023	3,000,000	2,997,697
Sumitomo Mitsui Financial Group	2.70	7-16-2024	1,750,000	1,684,432
Sumitomo Mitsui Trust Bank Limited 144A	0.80	9-12-2023	1,250,000	1,220,063
Sumitomo Mitsui Trust Bank Limited 144A	0.85	3-25-2024	1,000,000	951,748
Sumitomo Mitsui Trust Bank Limited (U.S. SOFR +0.44%) 144A±	4.81	9-16-2024	1,200,000	1,196,064
Svenska Handelsbanken AB 144A	0.63	6-30-2023	3,500,000	3,447,069
Swedbank AB 144A	0.60	9-25-2023	2,000,000	1,942,656
Toronto Dominion Bank	3.25	3-11-2024	665,000	650,657
Toronto Dominion Bank	4.29	9-13-2024	2,000,000	1,969,100
Westpac Banking Corporation (U.S. SOFR +0.30%) ±	4.85	11-18-2024	2,000,000	1,996,780
				45,091,916
Capital markets: 2.75%
Deutsche Bank AG (U.S. SOFR +0.50%) ±	5.06	11-8-2023	3,500,000	3,496,546
UBS AG (U.S. SOFR +0.45%) 144A±	5.01	8-9-2024	3,000,000	3,001,778
				6,498,324
Diversified financial services: 1.54%
BNZ International Funding Limited 144A	3.38	3-1-2023	1,585,000	1,585,000
Federation des caisses Desjardins (U.S. SOFR +0.43%) 144A±	4.98	5-21-2024	2,050,000	2,043,510
				3,628,510
Total Yankee corporate bonds and notes (Cost $58,337,215)				58,175,493
Short-term investments: 1.71%
Commercial paper: 1.27%
Evergy Missouri ☼	0.00	3-1-2023	751,000	750,901
FISERV Incorporated ☼	0.00	3-1-2023	2,250,000	2,249,702
				3,000,603

		Yield	Shares
Investment companies: 0.44%
Allspring Government Money Market Fund Select Class ♠∞##		4.39	788,699	788,699
Securities Lending Cash Investments LLC ♠∩∞		4.54	254,000	254,000
				1,042,699
Total Short-term investments (Cost $4,043,699)				4,043,302
Total investments in securities (Cost $241,237,188)	101.68%			240,101,761
Other assets and liabilities, net	(1.68)			(3,964,787)
Total net assets	100.00%			$236,136,974

The accompanying notes are an integral part of these financial statements.

Allspring Conservative Income Fund  |  13

Portfolio of investments—February 28, 2023 (unaudited)

±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
☼	Zero coupon security. The rate represents the current yield to maturity.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$637,978	$65,058,853	$(64,908,132)	$0	$0	$ 788,699	788,699	$ 23,622
Securities Lending Cash Investments LLC	0	4,649,303	(4,395,303)	0	0	254,000	254,000	4,032 #
				$0	$0	$1,042,699		$27,654

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Conservative Income Fund

Statement of assets and liabilities—February 28, 2023 (unaudited)

Assets
Investments in unaffiliated securities (including $248,533 of securities loaned), at value (cost $240,194,489)	$ 239,059,062
Investments in affiliated securities, at value (cost $1,042,699)	1,042,699
Cash	23,080
Receivable for interest	1,190,929
Receivable for securities lending income, net	575
Prepaid expenses and other assets	38,784
Total assets	241,355,129
Liabilities
Payable for investments purchased	4,128,937
Dividends payable	415,747
Payable upon receipt of securities loaned	254,000
Payable for when-issued transactions	250,625
Payable for Fund shares redeemed	107,795
Management fee payable	17,602
Administration fees payable	14,725
Accrued expenses and other liabilities	28,724
Total liabilities	5,218,155
Total net assets	$236,136,974
Net assets consist of
Paid-in capital	$ 243,574,459
Total distributable loss	(7,437,485)
Total net assets	$236,136,974
Computation of net asset value per share
Net assets – Class A2	$ 371,408
Shares outstanding – Class A2[1]	37,635
Net asset value per share – Class A2	$9.87
Net assets – Institutional Class	$ 235,765,566
Shares outstanding – Institutional Class[1]	23,900,796
Net asset value per share – Institutional Class	$9.86
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Allspring Conservative Income Fund  |  15

Statement of operations—six months ended February 28, 2023 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $23,614)	$ 4,459,265
Income from affiliated securities	25,163
Total investment income	4,484,428
Expenses
Management fee	326,911
Administration fees
Class A2	261
Institutional Class	104,481
Shareholder servicing fees
Class A2	245
Custody and accounting fees	11,678
Professional fees	32,708
Registration fees	18,256
Shareholder report expenses	11,323
Trustees’ fees and expenses	10,624
Other fees and expenses	3,439
Total expenses	519,926
Less: Fee waivers and/or expense reimbursements
Fund-level	(192,645)
Class A2	(131)
Net expenses	327,150
Net investment income	4,157,278
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(2,171,393)
Net change in unrealized gains (losses) on investments	2,019,350
Net realized and unrealized gains (losses) on investments	(152,043)
Net increase in net assets resulting from operations	$ 4,005,235
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Conservative Income Fund

Statement of changes in net assets

	Six months ended February 28, 2023 (unaudited)		Year ended August 31, 2022
Operations
Net investment income		$ 4,157,278		$ 2,684,857
Net realized losses on investments		(2,171,393)		(1,298,652)
Net change in unrealized gains (losses) on investments		2,019,350		(4,047,704)
Net increase (decrease) in net assets resulting from operations		4,005,235		(2,661,499)
Distributions to shareholders from
Net investment income and net realized gains
Class A2		(5,146)		(1,263)
Institutional Class		(4,192,848)		(2,494,224)
Total distributions to shareholders		(4,197,994)		(2,495,487)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A2	16,246	160,394	6,012	60,186
Institutional Class	625,217	6,157,434	13,115,815	130,901,840
		6,317,828		130,962,026
Reinvestment of distributions
Class A2	519	5,114	127	1,257
Institutional Class	221,545	2,180,952	153,634	1,523,254
		2,186,066		1,524,511
Payment for shares redeemed
Class A2	(1,011)	(9,949)	(1,498)	(14,987)
Institutional Class	(6,114,503)	(60,185,294)	(21,174,036)	(211,050,695)
		(60,195,243)		(211,065,682)
Net decrease in net assets resulting from capital share transactions		(51,691,349)		(78,579,145)
Total decrease in net assets		(51,884,108)		(83,736,131)
Net assets
Beginning of period		288,021,082		371,757,213
End of period		$236,136,974		$ 288,021,082
The accompanying notes are an integral part of these financial statements.

Allspring Conservative Income Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A2	Six months ended February 28, 2023 (unaudited)	2022	2021	2020 [1]
Net asset value, beginning of period	$9.87	$10.02	$10.05	$10.02
Net investment income	0.15	0.07	0.04	0.02
Net realized and unrealized gains (losses) on investments	0.00 [2]	(0.16)	(0.03)	0.03
Total from investment operations	0.15	(0.09)	0.01	0.05
Distributions to shareholders from
Net investment income	(0.15)	(0.06)	(0.04)	(0.02)
Tax basis return of capital	0.00	0.00	(0.00) [2]	0.00
Total distributions to shareholders	(0.15)	(0.06)	(0.04)	(0.02)
Net asset value, end of period	$9.87	$9.87	$10.02	$10.05
Total return[3]	1.55%	(0.92)%	0.11%	0.53%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.68%	0.70%	0.70%
Net expenses	0.40%	0.43%	0.49%	0.50%
Net investment income	3.12%	0.70%	0.35%	0.78%
Supplemental data
Portfolio turnover rate	59%	112%	111%	102%
Net assets, end of period (000s omitted)	$371	$216	$173	$71

[1]	For the period from May 29, 2020 (commencement of class operations) to August 31, 2020
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Conservative Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.87	$10.02	$10.05	$10.00	$9.99	$10.01
Net investment income	0.16	0.09	0.06	0.17	0.26	0.18
Net realized and unrealized gains (losses) on investments	(0.01)	(0.16)	(0.02)	0.06	0.01	(0.02)
Total from investment operations	0.15	(0.07)	0.04	0.23	0.27	0.16
Distributions to shareholders from
Net investment income	(0.16)	(0.08)	(0.07)	(0.18)	(0.26)	(0.18)
Tax basis return of capital	0.00	0.00	(0.00) [1]	0.00	0.00	0.00
Total distributions to shareholders	(0.16)	(0.08)	(0.07)	(0.18)	(0.26)	(0.18)
Net asset value, end of period	$9.86	$9.87	$10.02	$10.05	$10.00	$9.99
Total return[2]	1.52%	(0.69)%	0.35%	2.30%	2.71%	1.65%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.39%	0.37%	0.38%	0.37%	0.37%
Net expenses	0.25%	0.25%	0.26%	0.27%	0.27%	0.27%
Net investment income	3.18%	0.81%	0.61%	1.74%	2.54%	1.79%
Supplemental data
Portfolio turnover rate	59%	112%	111%	102%	171%	197%
Net assets, end of period (000s omitted)	$235,766	$287,805	$371,584	$384,253	$332,551	$400,002

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Conservative Income Fund  |  19

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Conservative Income Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-

20  |  Allspring Conservative Income Fund

Notes to financial statements (unaudited)
issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Paydown gains and losses are included in interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $244,352,888 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 41,610
Gross unrealized losses	(4,292,737)
Net unrealized losses	$(4,251,127)
As of August 31, 2022, the Fund had capital loss carryforwards which consisted of $3,862,944 in short-term capital losses and $379,673 in long-term capital losses.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Conservative Income Fund  |  21

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 1,911,629	$0	$ 1,911,629
Asset-backed securities	0	60,343,570	0	60,343,570
Corporate bonds and notes	0	107,840,354	0	107,840,354
Municipal obligations	0	7,787,413	0	7,787,413
Yankee corporate bonds and notes	0	58,175,493	0	58,175,493
Short-term investments
Commercial paper	0	3,000,603	0	3,000,603
Investment companies	1,042,699	0	0	1,042,699
Total assets	$1,042,699	$239,059,062	$0	$240,101,761
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended February 28, 2023, the management fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

22  |  Allspring Conservative Income Fund

Notes to financial statements (unaudited)
Class-level administration fee
Class A2	0.16%
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of February 28, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A2	0.40%
Institutional Class	0.25
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A2 shares is charged a fee at an annual rate up to 0.15% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2023 were $153,648,291 and $185,894,759, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of February 28, 2023, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Allspring Conservative Income Fund  |  23

Notes to financial statements (unaudited)
Counterparty	Value of securities on loan	Collateral received [1]	Net amount
Barclays Capital Incorporated	$215,261	$(215,261)	$0
JPMorgan Securities LLC	33,272	(33,272)	0
1 Collateral disclosed within this table is limited to the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2023, there were no borrowings by the Fund under the agreement.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24  |  Allspring Conservative Income Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Conservative Income Fund  |  25

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26  |  Allspring Conservative Income Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Conservative Income Fund  |  27

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

28  |  Allspring Conservative Income Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03102023-fxze1e6x 04-23
SAR3174 02-23

Semi-Annual Report
February 28, 2023
Allspring Core Plus Bond Fund

The views expressed and any forward-looking statements are as of February 28, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Core Plus Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi annual report for the Allspring Core Plus Bond Fund for the six-month period that ended  February 28, 2023. Globally, stocks and bonds experienced heightened volatility through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with non-U.S. developed market equities outperforming U.S. stocks but emerging market stocks trailing overall. Bonds––both U.S. and non-U.S.––began to recover from sustained aggressive interest rate increases. After suffering deep and broad losses over the past year, recent fixed income performance benefited from a base of higher yields that can now generate higher income. For the period, U.S. stocks, based on the S&P 500 Index,1  returned 1.26%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.30%, while the MSCI EM Index (Net) (USD)3 lost 2.29%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.13%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -0.11%, the Bloomberg Municipal Bond Index6 gained 0.66%, and the ICE BofA U.S. High Yield Index7 returned 2.41%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets.
A challenging calendar year for investors continued in September as all asset classes suffered major losses. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar weighed on results for investors holding non-U.S.-dollar assets. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The Bank of England (BoE) then stepped in and bought long-dated government bonds.
“ A challenging calendar year for investors continued in September as all asset classes suffered major losses.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Core Plus Bond Fund

Letter to shareholders (unaudited)
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever, with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year wound down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the BoE and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Core Plus Bond Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Core Plus Bond Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher Y. Kauffman, CFA®‡, Janet S. Rilling, CFA®‡, CPA, Michael J. Schueller, CFA®‡, Michal Stanczyk, Noah M. Wise, CFA®‡

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (STYAX)	7-13-1998	-14.01	0.40	1.60	-9.98	1.33	2.07	0.85	0.68
Class C (WFIPX)	7-13-1998	-11.71	0.55	1.46	-10.71	0.55	1.46	1.60	1.43
Class R6 (STYJX)[3]	10-31-2016	–	–	–	-9.62	1.70	2.41	0.47	0.30
Administrator Class (WIPDX)	7-30-2010	–	–	–	-9.86	1.43	2.18	0.79	0.60
Institutional Class (WIPIX)	7-18-2008	–	–	–	-9.68	1.64	2.37	0.52	0.35
Bloomberg U.S. Aggregate Bond Index[4]	–	–	–	–	-9.72	0.53	1.12	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through December 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.30% for Class R6, 0.60% for Administrator Class, and 0.35% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Core Plus Bond Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as risk of greater volatility in value, credit risk (for example, risk of issuer default), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Core Plus Bond Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2023[1]
U.S. Treasury Note, 3.25%, 8-31-2024	4.77
U.S. Treasury Note, 4.13%, 11-15-2032	3.32
FNMA, 5.50%, 3-13-2053	2.99
FNMA, 2.50%, 3-13-2053	2.79
Germany, 1.30%, 10-15-2027	2.08
France, 0.75%, 2-25-2028	2.06
U.S. Treasury Note, 3.50%, 2-15-2033	1.80
U.S. Treasury Bond, 3.13%, 5-15-2048	1.75
FNMA, 2.00%, 10-1-2051	1.66
U.S. Treasury Note, 3.50%, 1-31-2028	1.65
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of February 28, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

8  |  Allspring Core Plus Bond Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2022 to February 28, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2022	Ending account value 2-28-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 984.51	$3.35	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.41	0.68%
Class C
Actual	$1,000.00	$ 980.43	$7.02	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.15	1.43%
Class R6
Actual	$1,000.00	$ 987.26	$1.48	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Administrator Class
Actual	$1,000.00	$ 985.68	$2.95	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Institutional Class
Actual	$1,000.00	$ 986.14	$1.72	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

Allspring Core Plus Bond Fund  |  9

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 27.93%
FHLB	3.00%	9-1-2034	$340,441	$ 318,204
FHLB	5.50	7-15-2036	9,750,000	10,895,555
FHLB	5.63	3-14-2036	1,310,000	1,451,038
FHLMC	2.50	11-1-2051	11,150,366	9,507,431
FHLMC	3.00	6-1-2050	645,862	578,946
FHLMC	3.00	7-1-2050	1,635,491	1,466,050
FHLMC	3.00	8-1-2050	792,631	710,500
FHLMC	3.00	8-1-2050	1,562,356	1,384,953
FHLMC	3.00	3-1-2052	280,179	246,954
FHLMC	3.50	12-1-2045	794,603	740,329
FHLMC	3.50	12-1-2045	236,611	220,854
FHLMC	3.50	5-1-2052	110,036	100,271
FHLMC (12 Month LIBOR +1.33%) ±	3.61	1-1-2036	5,348	5,260
FHLMC	4.00	6-1-2044	634,995	602,973
FHLMC	4.00	5-1-2049	1,087,004	1,036,796
FHLMC	5.00	6-1-2036	87,630	88,401
FHLMC	5.00	8-1-2040	88,707	89,490
FHLMC	5.00	7-1-2052	24,928,477	24,565,585
FHLMC	5.50	8-1-2038	21,956	22,579
FHLMC	5.50	12-1-2038	179,777	184,881
FHLMC	5.50	6-1-2040	366,897	375,240
FHLMC	5.50	11-1-2052	121,131	121,082
FHLMC	8.00	2-1-2030	81	83
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	120,746	111,046
FHLMC Series T-42 Class A5	7.50	2-25-2042	908,064	924,855
FHLMC Series T-57 Class 2A1 ±±	3.69	7-25-2043	28,457	26,382
FHLMC Series T-59 Class 2A1 ±±	3.57	10-25-2043	130,659	98,013
FNMA ¤	0.00	7-15-2037	1,690,000	875,820
FNMA ¤	0.00	8-6-2038	14,105,000	7,124,653
FNMA	2.00	5-1-2051	31,160,508	25,450,482
FNMA	2.00	8-1-2051	12,206,360	9,964,680
FNMA	2.00	10-1-2051	65,045,456	53,008,036
FNMA	2.00	12-1-2051	10,917,495	8,913,797
FNMA %%	2.00	3-13-2053	50,035,000	40,746,276
FNMA	2.50	1-1-2052	11,263,720	9,551,423
FNMA %%	2.50	3-13-2053	104,965,000	88,904,534
FNMA (12 Month LIBOR +1.61%) ±	2.52	5-1-2046	190,358	195,494
FNMA	3.00	11-1-2045	552,885	498,543
FNMA	3.00	12-1-2045	1,437,626	1,296,923
FNMA	3.00	12-1-2046	737,936	665,481
FNMA	3.00	8-1-2050	1,785,911	1,581,507
FNMA	3.00	2-1-2052	8,738,485	7,702,267
FNMA (12 Month LIBOR +1.61%) ±	3.25	3-1-2046	406,259	419,261
FNMA	3.48	3-1-2029	939,519	888,083
FNMA	3.50	12-1-2037	18,226,880	17,380,318
FNMA	3.50	10-1-2043	510,794	477,599
FNMA	3.50	4-1-2045	80,829	75,412
FNMA	3.50	8-1-2045	1,248,417	1,163,467
FNMA	3.50	3-1-2048	2,616,240	2,414,427
FNMA %%	3.50	3-13-2053	37,770,000	34,379,552
FNMA	3.62	3-1-2029	437,586	416,496
FNMA	3.77	3-1-2029	1,025,462	984,130
FNMA (12 Month LIBOR +1.73%) ±	3.98	9-1-2036	5,878	5,934
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.00%	8-1-2036	$259,189	$ 263,974
FNMA %%	4.00	3-16-2038	21,865,000	21,318,375
FNMA	4.00	2-1-2046	155,651	149,171
FNMA	4.00	4-1-2046	801,074	768,224
FNMA	4.00	6-1-2048	882,763	843,957
FNMA	4.00	2-1-2050	1,195,531	1,132,907
FNMA %%	4.00	3-13-2053	44,775,000	42,025,535
FNMA (12 Month LIBOR +1.78%) ±	4.03	8-1-2036	17,095	17,476
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.04	11-1-2038	12,198	12,427
FNMA	4.50	11-1-2048	866,630	848,067
FNMA	4.50	9-1-2052	43,023,207	41,575,665
FNMA %%	4.50	3-13-2053	40,200,000	38,730,188
FNMA	5.00	1-1-2024	2,449	2,445
FNMA	5.00	2-1-2036	10,299	10,377
FNMA	5.00	6-1-2040	27,477	27,686
FNMA	5.00	8-1-2040	599,401	600,184
FNMA	5.50	11-1-2023	1,636	1,632
FNMA	5.50	8-1-2034	39,194	40,058
FNMA	5.50	2-1-2035	11,645	11,890
FNMA	5.50	8-1-2038	83,864	83,770
FNMA	5.50	8-1-2038	158,828	158,742
FNMA %%	5.50	3-13-2053	95,595,000	95,430,696
FNMA	6.00	10-1-2037	223,044	231,037
FNMA	6.00	11-1-2037	15,027	15,562
FNMA	6.21	8-6-2038	11,421,000	13,436,984
FNMA	6.50	7-1-2036	9,499	10,029
FNMA	6.50	7-1-2036	1,811	1,857
FNMA	6.50	11-1-2036	1,998	2,049
FNMA	7.00	7-1-2036	5,004	4,923
FNMA	7.00	11-1-2037	2,788	2,850
FNMA	3.00	10-1-2051	25,872,473	22,879,615
FNMA	3.00	11-1-2051	40,290,775	35,540,406
FNMA	3.50	5-1-2052	11,388,847	10,373,806
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	3,985	4,185
FNMA Series 2003-W08 Class 4A ±±	4.02	11-25-2042	70,828	65,676
FNMA Series 2003-W14 Class 2A ±±	3.28	6-25-2045	35,305	33,991
FNMA Series 2003-W14 Class 2A ±±	4.12	1-25-2043	115,543	108,422
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	663,729	665,240
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	248,414	259,732
GNMA %%	2.00	3-21-2053	18,340,000	15,370,854
GNMA	2.50	3-20-2052	16,484,857	14,259,915
GNMA	2.50	4-20-2052	22,371,444	19,351,958
GNMA	3.00	11-20-2045	1,159,627	1,057,856
GNMA	3.00	4-20-2051	5,311,636	4,764,759
GNMA %%	3.00	3-21-2053	49,020,000	43,755,137
GNMA	3.50	9-20-2047	656,769	614,359
GNMA	3.50	12-20-2047	1,416,170	1,321,337
GNMA	4.00	12-20-2047	763,648	732,197
GNMA	4.50	8-20-2049	262,459	256,018
GNMA	4.50	7-20-2052	12,166,018	11,806,222
GNMA %%	4.50	3-21-2053	8,000,000	7,756,562
GNMA	5.00	7-20-2040	208,389	210,646
GNMA	5.00	9-20-2052	9,688,995	9,586,636
The accompanying notes are an integral part of these financial statements.

Allspring Core Plus Bond Fund  |  11

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA %%	5.00%	3-21-2053	$9,240,000	$ 9,128,831
GNMA	7.50	12-15-2029	298	299
GNMA Series 2008-22 Class XM ♀±±	1.28	2-16-2050	454,563	9,083
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	19,410,000	14,152,242
STRIPS ¤	0.00	5-15-2040	27,955,000	13,636,387
STRIPS ¤	0.00	5-15-2044	9,270,000	3,803,063
TVA	5.88	4-1-2036	9,420,000	10,507,277
TVA Principal STRIPS ¤	0.00	4-1-2056	42,270,000	8,373,659
U.S. International Development Finance Corporation	2.12	3-20-2024	2,317,500	2,283,727
Total Agency securities (Cost $942,793,931)				891,387,180
Asset-backed securities: 6.06%
ACHV ABS Trust Series2023-1PL Class A 144A	6.42	3-18-2030	1,965,000	1,967,712
ACM Auto Trust Series 2022-1A Class A 144A	3.23	4-20-2029	299,299	298,921
ACM Auto Trust Series 2022-1A Class C 144A	5.48	4-20-2029	7,315,000	7,231,689
ACM Auto Trust Series 2023-1A Class A 144A	6.61	1-22-2030	5,881,442	5,879,596
American Credit Acceptance Receivables Trust Series 2019-4 Class D 144A	2.97	12-12-2025	3,805,277	3,774,160
American Credit Acceptance Receivables Trust Series 2022-1 Class B 144A	1.68	9-14-2026	4,398,000	4,318,836
Arbys Funding LLC Series 2020-1A Class A2 144A	3.24	7-30-2050	6,532,500	5,670,648
AVIS Budget Rental Car Funding Series 2020-1A Class B 144A	2.68	8-20-2026	8,700,000	8,001,277
Cajun Global LLC Series 2021-1 Class A2 144A	3.93	11-20-2051	3,925,000	3,324,051
CPS Auto Receivables Trust 2021-A Class D 144A	1.16	12-15-2026	1,205,000	1,146,806
Dominos Pizza Master Issuer LLC Series 2015-1A Class A2 144A	4.47	10-25-2045	12,187,500	11,729,262
Drive Auto Receivables Trust Series 2019-1 Class D	4.09	6-15-2026	1,011,020	1,009,512
DT Auto Owner Trust Series 2021-1A Class C 144A	0.84	10-15-2026	5,182,000	5,012,266
DT Auto Owner Trust Series 2021-3A Class B 144A	0.58	11-17-2025	10,000,000	9,750,604
ECMC Group Student Loan Trust Series 2020-3A Class A1B (1 Month LIBOR +1.00%) 144A±	5.62	1-27-2070	3,107,886	3,025,761
Exeter Automobile Receivables Series 2019-2A Class D 144A	3.71	3-17-2025	2,918,355	2,893,151
First Investors Auto Owner Trust Series 2019-2A Class D 144A	2.80	12-15-2025	3,060,000	2,991,189
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	1,585,850	1,530,415
Flagship Credit Auto Trust Series 2020-2 Class C 144A	3.80	4-15-2026	3,224,149	3,207,933
Freedom Financial Trust Series 2021-1CP Class B 144A	1.41	3-20-2028	325,854	324,719
GLS Auto Receivables Trust Series 2A Class B 144A	3.16	6-16-2025	2,284,469	2,278,115
GLS Auto Receivables Trust Series 4A Class B 144A	1.53	4-15-2026	1,765,000	1,691,848
Hertz Vehicle Financing LLC Series 1A Class B 144A	1.56	12-26-2025	4,700,000	4,352,556
Mission Lane Master Trust Series 2021 Class A 144A	1.59	9-15-2026	4,100,000	4,011,820
Neighborly Issuer LLC Series 2021-1 144A	3.58	4-30-2051	7,860,000	6,459,505
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3 144A	2.80	1-20-2051	4,925,000	4,436,618
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	1,029,506	1,020,478
Octane Receivables Trust Series 2021-1A Class A 144A	0.93	3-22-2027	375,089	361,978
Octane Receivables Trust Series 2021-1A Class B 144A	1.53	4-20-2027	3,000,000	2,758,081
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Ondeck Asset Securitization Trust Series 2021-1A Class A 144A	1.59%	5-17-2027	$12,621,944	$ 11,740,891
Pagaya AI Debt Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	1,729,321	1,712,826
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A 144A	1.22	1-16-2029	6,586,506	6,279,350
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	7,290,000	6,901,133
Santander Drive Auto Receivables Trust Series 2020-2 Class C	1.46	9-15-2025	594,409	593,393
Santander Drive Auto Receivables Trust Series 2020-2 Class D	2.22	9-15-2026	2,355,000	2,300,518
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75	2-17-2026	10,037,202	9,909,041
Service Experts Issuer Series 2021-1A Class A 144A	2.67	2-2-2032	6,694,023	6,076,025
ServiceMaster Brands Series 2020-1 Class A2I 144A	2.84	1-30-2051	3,626,000	2,982,943
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	5.44	12-17-2068	4,203,514	4,118,403
SpringCastle America Funding LLC 144A	1.97	9-25-2037	2,724,010	2,456,482
Taco Bell Funding LLC Series 2021 Class A2 144A	1.95	8-25-2051	10,813,125	9,331,694
Taco Bell Funding LLC Series 2021-1A Class A23 144A	2.54	8-25-2051	493,750	390,097
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	5.11	1-25-2046	550,400	547,232
Wendy's Funding LLC Series 2021-1A Class A2II 144A	2.78	6-15-2051	541,750	440,220
Westlake Automobile Receivable Series 2020-1A Class C 144A	2.52	4-15-2025	463,161	462,334
Westlake Automobile Receivable Series 2020-1A Class D 144A	2.80	6-16-2025	4,748,000	4,679,858
Westlake Automobile Receivable Series 2020-3A Class C 144A	1.24	11-17-2025	5,000,000	4,903,694
Wingstop Funding LLC Series 2020-1A Class A2 144A	2.84	12-5-2050	3,602,610	3,116,604
Zaxby's Funding LLC Series 2021-1A Class A2 144A	3.24	7-30-2051	4,846,200	4,010,240
Total Asset-backed securities (Cost $205,820,522)				193,412,485
Corporate bonds and notes: 17.65%
Communication services: 1.45%
Diversified telecommunication services: 0.16%
AT&T Incorporated	3.55	9-15-2055	7,330,000	4,965,367
Interactive media & services: 0.24%
Meta Platforms Incorporated	3.85	8-15-2032	8,555,000	7,687,107
Media: 0.59%
CCO Holdings LLC 144A	4.25	1-15-2034	5,000,000	3,742,763
Charter Communications Operating LLC	4.40	12-1-2061	6,000,000	3,909,105
Charter Communications Operating LLC	6.48	10-23-2045	655,000	592,610
Cinemark USA Incorporated 144A«	5.25	7-15-2028	1,500,000	1,260,375
CSC Holdings LLC 144A	4.63	12-1-2030	2,000,000	1,076,750
Magallanes Incorporated 144A	5.14	3-15-2052	5,135,000	4,025,346
The accompanying notes are an integral part of these financial statements.

Allspring Core Plus Bond Fund  |  13

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
QVC Incorporated	4.38%	9-1-2028	$2,175,000	$ 1,211,888
Time Warner Cable Incorporated	5.50	9-1-2041	3,605,000	3,034,927
				18,853,764
Wireless telecommunication services: 0.46%
SBA Tower Trust 144A	1.63	5-15-2051	6,595,000	5,630,183
Sprint Spectrum Company 144A	4.74	3-20-2025	2,210,625	2,185,132
Sprint Spectrum Company 144A	5.15	9-20-2029	6,900,000	6,823,402
				14,638,717
Consumer discretionary: 0.95%
Diversified consumer services: 0.07%
Howard University	5.21	10-1-2052	2,565,000	2,095,814
Hotels, restaurants & leisure: 0.32%
Genting New York LLC 144A	3.30	2-15-2026	3,920,000	3,428,666
Royal Caribbean Cruises Limited	4.25	6-15-2023	3,400,000	3,647,616
Royal Caribbean Cruises Limited 144A	11.63	8-15-2027	3,000,000	3,195,120
				10,271,402
Household durables: 0.13%
KB Home Company	4.00	6-15-2031	3,000,000	2,450,183
KB Home Company	4.80	11-15-2029	2,000,000	1,745,000
				4,195,183
Multiline retail: 0.14%
LSF9 Atlantis Holdings LLC 144A	7.75	2-15-2026	5,000,000	4,396,543
Specialty retail: 0.09%
Michaels Companies Incorporated 144A	7.88	5-1-2029	1,500,000	1,128,750
Rent-A-Center Incorporated 144A«	6.38	2-15-2029	2,000,000	1,715,740
				2,844,490
Textiles, apparel & luxury goods: 0.20%
Michael Kors USA Incorporated 144A	4.25	11-1-2024	6,753,000	6,474,439
Consumer staples: 0.20%
Food products: 0.18%
Smithfield Foods Incorporated 144A	2.63	9-13-2031	8,000,000	5,866,076
Tobacco: 0.02%
Reynolds American Incorporated	7.00	8-4-2041	450,000	447,348
Energy: 1.01%
Oil, gas & consumable fuels: 1.01%
Aethon United 144A	8.25	2-15-2026	3,000,000	2,885,495
Devon Energy Corporation	5.25	10-15-2027	4,482,000	4,430,072
Encino Acquisition Partners Company 144A	8.50	5-1-2028	2,255,000	1,969,720
Energy Transfer Partners LP	5.00	5-15-2050	5,965,000	4,887,960
Harvest Midstream LP 144A	7.50	9-1-2028	2,275,000	2,193,919
Kinder Morgan Incorporated	5.20	6-1-2033	6,500,000	6,189,276
Occidental Petroleum Corporation	4.30	8-15-2039	3,000,000	2,347,500
Plains All American Pipeline LP	3.55	12-15-2029	5,420,000	4,699,541
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Rockies Express Pipeline LLC 144A	4.95%	7-15-2029	$1,975,000	$ 1,718,053
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	1,000,000	818,867
				32,140,403
Financials: 7.39%
Banks: 2.39%
Bank of America Corporation (3 Month LIBOR +0.64%) ±	2.02	2-13-2026	5,000,000	4,651,995
Bank of America Corporation (U.S. SOFR +1.22%) ±	2.65	3-11-2032	7,655,000	6,218,344
Bank of America Corporation (3 Month LIBOR +1.58%) ±	3.82	1-20-2028	6,000,000	5,631,289
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	2,590,000	2,564,100
Bank of America Corporation (5 Year Treasury Constant Maturity +2.76%) ʊ±	4.38	1-27-2027	2,500,000	2,166,000
Citigroup Incorporated (5 Year Treasury Constant Maturity +3.60%) ʊ±	4.00	12-10-2025	5,000,000	4,575,000
Citigroup Incorporated (U.S. SOFR +2.09%) ±	4.91	5-24-2033	7,765,000	7,358,762
Citigroup Incorporated (U.S. SOFR 3 Month +4.78%) ±	6.25	12-29-2049	1,030,000	1,026,179
JPMorgan Chase & Company (U.S. SOFR 3 Month +0.70%) ±	1.04	2-4-2027	3,165,000	2,779,271
JPMorgan Chase & Company (U.S. SOFR +1.02%) ±	2.07	6-1-2029	7,000,000	5,902,164
JPMorgan Chase & Company (5 Year Treasury Constant Maturity +2.85%) ʊ±	3.65	6-1-2026	4,000,000	3,472,075
JPMorgan Chase & Company (U.S. SOFR +1.75%) ±	4.57	6-14-2030	4,040,000	3,842,375
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	3,625,000	3,620,469
JPMorgan Chase & Company (U.S. SOFR +2.58%) ±	5.72	9-14-2033	2,260,000	2,245,741
M&T Bank Corporation (U.S. SOFR +1.85%) ±	5.05	1-27-2034	10,080,000	9,619,045
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	565,000	526,580
PNC Financial Services (5 Year Treasury Constant Maturity +3.00%) ʊ±	6.00	5-15-2027	1,850,000	1,788,950
PNC Financial Services (7 Year Treasury Constant Maturity +2.81%) ±	6.25	12-31-2049	2,750,000	2,660,625
Wells Fargo & Company (U.S. SOFR +1.32%) ±	3.91	4-25-2026	5,700,000	5,497,979
				76,146,943
Capital markets: 1.53%
Ares Capital Corporation	2.88	6-15-2028	1,980,000	1,626,352
Athene Global Funding 144A	1.99	8-19-2028	2,860,000	2,336,773
BAT Capital Corporation	5.65	3-16-2052	2,845,000	2,399,782
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	890,977
Blackstone Private Equity Funds 144A	6.20	4-22-2033	9,485,000	9,732,607
Charles Schwab Corporation (5 Year Treasury Constant Maturity +3.17%) ʊ±	4.00	6-1-2026	4,000,000	3,639,653
Goldman Sachs Group Incorporated (U.S. SOFR +1.25%) ±	2.38	7-21-2032	5,535,000	4,347,300
Goldman Sachs Group Incorporated	3.63	2-20-2024	7,000,000	6,874,332
Morgan Stanley (U.S. SOFR +1.20%) ±	2.51	10-20-2032	4,850,000	3,838,695
Morgan Stanley (U.S. SOFR +1.73%) ±	5.12	2-1-2029	8,930,000	8,769,343
Morgan Stanley (U.S. SOFR +2.62%) ±	5.30	4-20-2037	4,850,000	4,519,233
				48,975,047
The accompanying notes are an integral part of these financial statements.

Allspring Core Plus Bond Fund  |  15

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance: 1.45%
Daimler Truck Financial NA Company 144A	5.13%	1-19-2028	$13,825,000	$ 13,616,250
Hyundai Capital America Company 144A	1.30	1-8-2026	4,205,000	3,723,963
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	1,500,000	1,054,404
Private Export Funding Corporation 144A	0.55	7-30-2024	29,766,000	27,823,169
				46,217,786
Diversified financial services: 0.80%
Bankers Healthcare Group BHG Series 2021 Class A-B 144A	2.79	11-17-2033	4,940,000	4,263,832
Camelot Return Merger Sub Incorporated 144A	8.75	8-1-2028	5,000,000	4,750,000
KKR Group Finance Company LLC 144A	3.50	8-25-2050	1,910,000	1,290,261
National Rural Utilities Cooperative Finance Corporation	5.80	1-15-2033	8,015,000	8,251,537
Sammons Financial Group 144A	4.75	4-8-2032	6,500,000	5,490,526
Sammons Financial Group 144A	3.35	4-16-2031	1,875,000	1,459,517
				25,505,673
Insurance: 1.06%
Athene Global Funding 144A	2.55	11-19-2030	3,000,000	2,363,704
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	873,482
Hill City Funding Trust 144A	4.05	8-15-2041	6,955,000	4,934,483
Maple Grove Funding Trust 144A	4.16	8-15-2051	4,000,000	2,857,757
Metlife Incorporated (5 Year Treasury Constant Maturity +3.58%) ʊ±	3.85	9-15-2025	7,000,000	6,573,350
MetLife Incorporated	5.00	7-15-2052	4,430,000	4,244,392
National Life Global Insurance Company (3 Month LIBOR +3.31%) 144A±	5.25	7-19-2068	1,668,000	1,531,323
Northwestern Mutual Life 144A	3.63	9-30-2059	1,500,000	1,060,923
OneAmerica Financial Partners Incorporated 144A	4.25	10-15-2050	570,000	414,707
Prudential Financial Incorporated (5 Year Treasury Constant Maturity +3.16%) ±	5.13	3-1-2052	3,600,000	3,289,860
Security Benefit Company 144A	1.25	5-17-2024	3,000,000	2,823,322
Transatlantic Holdings Incorporated	8.00	11-30-2039	2,329,000	2,905,991
				33,873,294
Thrifts & mortgage finance: 0.16%
Enact Holdings Incorporated 144A	6.50	8-15-2025	3,600,000	3,537,900
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	1,820,000	1,700,629
				5,238,529
Health care: 0.24%
Biotechnology: 0.05%
Amgen Incorporated %%	5.65	3-2-2053	910,000	902,509
Amgen Incorporated %%	5.75	3-2-2063	650,000	641,032
				1,543,541
Health care providers & services: 0.19%
UnitedHealth Group Incorporated	5.88	2-15-2053	3,595,000	3,877,967
UnitedHealth Group Incorporated	6.05	2-15-2063	2,125,000	2,325,710
				6,203,677
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 1.17%
Aerospace & defense: 0.21%
Spirit AeroSystems Incorporated 144A	9.38%	11-30-2029	$2,000,000	$ 2,112,500
The Boeing Company	5.81	5-1-2050	4,820,000	4,584,911
				6,697,411
Airlines: 0.56%
Delta Air Lines Incorporated	2.00	12-10-2029	3,168,169	2,773,630
Delta Air Lines Incorporated 144A	4.75	10-20-2028	2,850,000	2,706,691
Delta Air Lines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	4,331,498	4,294,358
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	8,212,500	8,212,500
				17,987,179
Commercial services & supplies: 0.04%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	1,750,000	1,303,704
Industrial conglomerates: 0.04%
General Electric Company (3 Month LIBOR +3.33%) ±	8.10	12-29-2049	1,166,000	1,164,461
Trading companies & distributors: 0.13%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	1,640,000	1,464,621
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	1,659,000	1,618,144
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	1,110,000	1,140,444
				4,223,209
Transportation infrastructure: 0.19%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2026	5,630,000	4,496,244
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	1,050,000	778,386
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2028	1,150,000	787,926
				6,062,556
Information technology: 2.53%
Communications equipment: 0.17%
Motorola Solutions Incorporated	5.60	6-1-2032	5,476,000	5,360,293
Electronic equipment, instruments & components: 0.01%
Dell International LLC	8.35	7-15-2046	291,000	330,343
IT services: 0.50%
Fidelity National Information Services Incorporated	5.63	7-15-2052	1,485,000	1,387,213
Global Payments Incorporated	5.95	8-15-2052	3,295,000	3,046,413
Kyndryl Holdings Incorporated	2.05	10-15-2026	7,700,000	6,618,380
Sabre GLBL Incorporated 144A	11.25	12-15-2027	5,000,000	4,996,850
				16,048,856
Semiconductors & semiconductor equipment: 1.02%
Intel Corporation	5.70	2-10-2053	9,550,000	9,332,027
KLA Corporation	4.95	7-15-2052	3,280,000	3,101,870
The accompanying notes are an integral part of these financial statements.

Allspring Core Plus Bond Fund  |  17

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors & semiconductor equipment (continued)
Marvell Technology Incorporated	4.88%	6-22-2028	$10,775,000	$ 10,418,979
Micron Technology Incorporated	5.88	2-9-2033	10,120,000	9,804,420
				32,657,296
Software: 0.83%
Fortinet Incorporated	2.20	3-15-2031	13,000,000	10,366,819
Oracle Corporation	3.95	3-25-2051	9,180,000	6,593,839
Oracle Corporation	4.90	2-6-2033	10,000,000	9,444,913
				26,405,571
Materials: 0.06%
Containers & packaging: 0.06%
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	2,000,000	1,806,760
Real estate: 1.44%
Equity REITs: 1.44%
Brandywine Operating Partnership Series 3	7.55	3-15-2028	5,370,000	5,264,899
EPR Properties	3.60	11-15-2031	2,060,000	1,550,239
EPR Properties	3.75	8-15-2029	3,870,000	3,154,169
EQUINIX Incorporated	3.90	4-15-2032	7,000,000	6,185,528
GLP Capital LP	3.25	1-15-2032	5,000,000	3,971,688
MPT Operating Partnership LP	3.50	3-15-2031	5,000,000	3,427,300
National Health Investor Company	3.00	2-1-2031	2,000,000	1,500,183
Omega Healthcare Investors Incorporated	3.38	2-1-2031	2,930,000	2,308,888
Omega Healthcare Investors Incorporated	3.63	10-1-2029	4,495,000	3,727,613
Omega Healthcare Investors Incorporated	4.75	1-15-2028	840,000	787,867
Sabra Health Care LP / Sabra Capital Corporation	5.13	8-15-2026	8,140,000	7,699,435
Service Properties Trust Company	4.35	10-1-2024	3,000,000	2,871,600
Service Properties Trust Company	4.75	10-1-2026	2,000,000	1,735,000
WEA Finance LLC 144A	4.75	9-17-2044	2,610,000	1,843,407
				46,027,816
Utilities: 1.21%
Electric utilities: 0.99%
Basin Electric Power Cooperative 144A	4.75	4-26-2047	2,315,000	1,940,654
NRG Energy Incorporated 144A	4.45	6-15-2029	6,415,000	5,708,267
Oglethorpe Power Corporation	5.05	10-1-2048	1,060,000	927,954
Oklahoma Gas & Electric Company	5.40	1-15-2033	3,600,000	3,612,428
Oncor Electric Delivery Company	2.95	4-1-2025	9,369,000	8,921,755
Southern California Edison Company	3.65	2-1-2050	1,600,000	1,175,382
Vistra Operations Company LLC 144A	3.70	1-30-2027	10,325,000	9,453,691
				31,740,131
Multi-utilities: 0.22%
CenterPoint Energy Incorporated	0.70	3-2-2023	2,865,000	2,865,000
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Multi-utilities (continued)
CenterPoint Energy Incorporated (U.S. SOFR +0.65%) ±	5.21%	5-13-2024		$2,480,000	$ 2,468,099
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%) ±	5.28	3-2-2023		1,647,000	1,647,000
					6,980,099
Total Corporate bonds and notes (Cost $616,014,528)					563,376,828
Foreign corporate bonds and notes : 2.33%
Communication services: 0.41%
Diversified telecommunication services: 0.10%
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	3,800,000	3,175,954
Media: 0.17%
SES SA	2.88	12-31-2049	EUR	1,800,000	1,601,717
Tele Columbus AG 144A	3.88	5-2-2025	EUR	2,320,000	1,957,029
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	2,500,000	2,003,019
					5,561,765
Wireless telecommunication services: 0.14%
Tele2 AB Company	0.75	3-23-2031	EUR	5,400,000	4,355,649
Consumer discretionary: 0.30%
Auto components: 0.07%
Adler Pelzer Holding GmbH 144A	4.13	4-1-2024	EUR	2,480,000	2,147,271
Automobiles: 0.23%
Jaguar Land Rover Automobiles Company 144A	6.88	11-15-2026	EUR	5,700,000	5,712,974
Peugeot SA Company	2.00	3-20-2025	EUR	1,800,000	1,832,712
					7,545,686
Consumer staples: 0.25%
Food products: 0.04%
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	1,500,000	1,270,303
Tobacco: 0.21%
Altria Group Incorporated	1.70	6-15-2025	EUR	2,000,000	2,006,964
BAT International Finance plc	2.25	1-16-2030	EUR	5,250,000	4,513,616
					6,520,580
Energy: 0.09%
Oil, gas & consumable fuels: 0.09%
Eni SpA	1.13	9-19-2028	EUR	3,200,000	2,898,043
Financials: 0.80%
Banks: 0.51%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%) ʊ±	4.75	9-22-2027	EUR	3,300,000	3,010,478
Deutsche Bank (3 Month EURIBOR +2.95%) ±	5.00	9-5-2030	EUR	7,000,000	7,184,076
Nordea Bank (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.00%) ʊ«±	3.50	3-12-2025	EUR	6,000,000	5,937,503
					16,132,057
The accompanying notes are an integral part of these financial statements.

Allspring Core Plus Bond Fund  |  19

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Consumer finance: 0.29%
Abertis Finance BV Company	2.63%	1-26-2027	EUR	2,900,000	$ 2,530,546
Cellnex Finance Company SA	2.00	9-15-2032	EUR	3,400,000	2,709,958
Repsol International Finance Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.77%) ±	2.50	12-31-2049	EUR	4,500,000	4,081,398
					9,321,902
Industrials: 0.19%
Containers & packaging: 0.15%
Can-Pack SA 144A	2.38	11-1-2027	EUR	5,500,000	4,616,706
Electrical equipment: 0.04%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	1,300,000	1,383,565
Real estate: 0.04%
Real estate management & development: 0.04%
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%) ±	3.88	10-5-2078	EUR	1,254,000	1,279,906
Utilities: 0.25%
Independent power & renewable electricity producers: 0.25%
RWE AG	2.75	5-24-2030	EUR	8,330,000	8,034,526
Total Foreign corporate bonds and notes (Cost $84,527,128)					74,243,913
Foreign government bonds : 6.10%
Bonos y Obligaciones del Estado ¤	0.00	1-31-2028	EUR	27,435,000	24,676,898
Brazil ¤	0.00	1-1-2024	BRL	57,000,000	9,808,351
Brazil ¤	0.00	7-1-2024	BRL	60,000,000	9,743,644
Brazil	10.00	1-1-2025	BRL	8,600,000	1,574,298
Brazil	10.00	1-1-2029	BRL	8,000,000	1,336,054
France	0.75	2-25-2028	EUR	69,285,000	65,653,402
Germany	1.30	10-15-2027	EUR	66,770,000	66,287,648
Malaysia	3.88	3-14-2025	MYR	64,915,000	14,612,800
Mexico	3.75	2-21-2024	EUR	1,000,000	1,032,442
Total Foreign government bonds (Cost $204,029,265)					194,725,537
Loans: 0.59%
Communication services: 0.11%
Media: 0.11%
DIRECTV Financing LLC (1 Month LIBOR +5.00%) ±	9.63	8-2-2027		$3,550,000	3,448,754
Energy: 0.10%
Oil, gas & consumable fuels: 0.10%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	9.23	9-29-2028		3,099,970	3,086,671
Health care: 0.01%
Health care equipment & supplies: 0.01%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	8.36	8-31-2026		404,670	401,356
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 0.29%
Airlines: 0.12%
AAdvantage Loyalty IP Limited (1 Month LIBOR +4.75%) ±	9.56%	4-20-2028	$1,583,000	$ 1,620,058
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	10.00	6-21-2027	2,227,500	2,317,157
				3,937,215
Commercial services & supplies: 0.11%
The Geo Group Incorporated (1 Month LIBOR +7.13%) ±	11.74	3-23-2027	3,609,933	3,634,444
Machinery: 0.06%
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) ±	8.60	7-30-2027	878,115	857,672
Werner FinCo LP (3 Month LIBOR +4.00%) ±	8.73	7-24-2024	1,012,092	941,246
				1,798,918
Information technology: 0.05%
Software: 0.05%
MPH Acquisition Holdings LLC (1 Month LIBOR +4.25%) ±	9.20	9-1-2028	1,979,950	1,660,188
Materials: 0.03%
Construction materials: 0.03%
Standard Industries Incorporated (3 Month LIBOR +2.25%) ±	6.43	9-22-2028	876,048	872,964
Total Loans (Cost $18,968,747)				18,840,510
Municipal obligations: 0.23%
California: 0.05%
Transportation revenue: 0.05%
Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated Series B (Ambac Insured)¤	0.00	10-1-2028	2,115,000	1,563,556
Illinois: 0.11%
GO revenue: 0.05%
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured)¤	0.00	1-1-2025	1,820,000	1,691,861
Tax revenue: 0.06%
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2010-B1 (AGM Insured)¤	0.00	6-15-2026	1,975,000	1,740,191
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B ¤	0.00	12-15-2051	765,000	156,425
				1,896,616
The accompanying notes are an integral part of these financial statements.

Allspring Core Plus Bond Fund  |  21

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kansas: 0.00%
Health revenue: 0.00%
Kansas Development Finance Authority Village Shalom Project Series 2018-B	4.00%	11-15-2025	$90,000	$ 84,392
Maryland: 0.01%
Education revenue: 0.01%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	195,000	193,973
Pennsylvania: 0.06%
Education revenue: 0.06%
Commonwealth of Pennsylvania Financing Authority Series A	4.14	6-1-2038	1,995,000	1,819,755
Total Municipal obligations (Cost $7,328,986)				7,250,153
Non-agency mortgage-backed securities: 11.74%
Achieve Mortgage Series 2022-HE1 Class A 144A±±	7.00	10-25-2037	11,218,352	11,226,326
Agate Bay Mortgage Loan Trust Series 2015-3 Class B3 144A±±	3.54	4-25-2045	876,860	776,692
American Money Management Corporation Series 2014-14A Class A1R2 (3 Month LIBOR +1.02%) 144A±	5.84	7-25-2029	4,321,752	4,306,388
American Money Management Corporation Series 2015-16A Class AR2 (3 Month LIBOR +0.98%) 144A±	5.77	4-14-2029	1,352,416	1,349,082
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A±±	2.99	7-26-2049	187,991	187,072
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	1,074,316	962,908
APEX Credit CLO LLC Series 2017 Class 2A (3 Month LIBOR +1.60%) 144A±	6.35	9-20-2029	10,000,000	9,718,370
Apidos CLO Series 2019 Class 3-1-A (3 Month LIBOR +3.10%) 144A±	7.89	4-15-2031	3,000,000	2,824,749
Bain Capital Create CLO Limited Series 2017 Class 1 (3 Month LIBOR +1.95%) 144A±	6.76	7-20-2030	3,725,000	3,590,170
BDS Limited Series 2021-FL9 Class B (1 Month LIBOR +1.70%) 144A±	6.29	11-16-2038	5,475,000	5,240,010
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	7,370,550	6,682,472
Brightspire Capital Incorporated Series 2021-FL1 Class A (1 Month LIBOR +1.15%) 144A±	5.74	8-19-2038	5,775,000	5,607,721
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	819,627	791,089
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041	4,975,000	4,286,381
BX Trust Series 2021-ARIA Class D (1 Month LIBOR +1.90%) 144A±	6.48	10-15-2036	8,035,000	7,657,493
BX Trust Series 2022 Class A (1 Month LIBOR +0.90%) 144A±	5.49	10-15-2036	3,680,000	3,590,148
BX Trust Series 2022 Class C 144A	6.79	10-13-2027	1,000,000	974,483
Carlyle Global Market Series 2016-1A Class R2 (3 Month LIBOR +3.35%) 144A±	8.16	4-20-2034	1,500,000	1,360,938
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±	4.00	10-25-2068	366,244	353,937
Cascade Funding Mortgage Trust Series 2021-HB7 Class M2 144A±±	2.68	10-27-2031	5,750,000	5,244,124
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46%	11-13-2050	$1,035,000	$ 956,590
Change Mortgage Trust Series 2022-1 Class A1 144A±±	3.01	1-25-2067	6,775,507	6,045,132
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	5.61	1-20-2028	963,232	958,944
Colt Funding LLC Series 2022-7 Class A1 144A	5.16	4-25-2067	6,370,583	6,237,862
Credit Suisse Mortgage Trust Series 2013-IVR2 Class B4 144A±±	3.39	4-25-2043	766,012	679,389
Credit Suisse Mortgage Trust Series 2021-AFC1 Class A2 144A±±	1.07	3-25-2056	5,492,678	4,322,790
CSMLT Trust Series 2015-1 Class B4 144A±±	3.79	5-25-2045	2,435,960	2,204,334
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.13%) 144A±	5.73	12-19-2030	582,684	576,106
Dryden Senior Loan Fund Series 2013-28A Class A2LR (3 Month LIBOR +1.65%) 144A±	6.51	8-15-2030	4,000,000	3,953,060
Dryden Senior Loan Fund Series 2019-72A (3 Month LIBOR +1.85%) 144A±	6.71	5-15-2032	3,550,000	3,361,949
Educational Services of America Series 2015-1 Class A (1 Month LIBOR +0.80%) 144A±	5.42	10-25-2056	474,581	467,429
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 †	8.00	7-25-2027	15,908	2
FirstKey Homes Trust Series 2021 Class A 144A	1.54	8-17-2038	1,382,380	1,207,577
FirstKey Homes Trust Series 2021 Class B 144A	1.61	9-17-2038	8,675,000	7,563,435
FirstKey Homes Trust Series 2021 Class C 144A	1.89	8-17-2038	6,770,000	5,873,420
FREMF Mortgage Trust Series 2020-KF76 Class B (1 Month LIBOR +2.75%) 144A±	7.32	1-25-2030	2,166,996	2,075,729
FS Rialto Issuer Limited Series 2021-FL3 Class B (1 Month LIBOR +1.80%) 144A±	6.39	11-16-2036	3,000,000	2,838,901
GCAT Series 2019-RPl1 Class A1 144A±±	2.65	10-25-2068	2,051,483	1,922,798
Gilbert Park CLO Series 2017-1A Class B (3 Month LIBOR +1.60%) 144A±	6.39	10-15-2030	3,000,000	2,954,529
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1 Class C ±±	3.81	11-10-2052	500,000	405,907
Goldman Sachs Mortgage Securities Trust Series 2019-PJ2 Class A4 144A±±	4.00	11-25-2049	206,165	191,935
Gracie Point International Funding Series 2022-1A Class A (30 Day Average U.S. SOFR +2.25%) 144A±	6.77	4-1-2024	11,999,887	11,957,988
Gracie Point International Funding Series 2022-2A Class A (30 Day Average U.S. SOFR +2.75%) 144A±	7.27	7-1-2024	9,405,000	9,416,467
GS Mortgage Securities Trust Series 2017-GS7 Class A3	3.17	8-10-2050	990,000	910,397
Homeward Opportunities Fund Trust Series 2020-2 Class A2 144A±±	2.64	5-25-2065	715,000	692,978
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	5.59	11-15-2036	2,274,077	2,254,319
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1 144A±±	1.38	10-25-2055	875,492	769,855
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1 144A±±	1.07	6-25-2056	1,608,431	1,324,464
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3 144A±±	4.45	5-25-2067	17,223,000	14,580,778
Jonah Energy LLC Series 2022-1 Class A1 144A	7.20	12-10-2037	10,919,882	10,822,081
The accompanying notes are an integral part of these financial statements.

Allspring Core Plus Bond Fund  |  23

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-3 Class B4 144A±±	3.35%	7-25-2043	$3,616,907	$ 2,618,368
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	5.55	7-15-2036	2,299,009	2,273,836
JPMorgan Mortgage Trust Series 2014-2 Class B4 144A±±	3.41	6-25-2029	1,215,000	1,001,711
JPMorgan Mortgage Trust Series 2020-1 Class A15 144A±±	3.50	6-25-2050	1,249,723	1,100,354
Marlette Funding Trust Series 2019-2A Class C 144A	4.11	7-16-2029	1,011,778	1,008,716
Marlette Funding Trust Series 2021-2A Class B 144A	1.06	9-15-2031	3,803,430	3,722,836
MED Trust Series 2021-MDLN Class B (1 Month LIBOR +1.45%) 144A±	6.04	11-15-2038	8,973,342	8,771,513
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month +0.96%) 144A±	5.53	7-15-2036	5,177,095	5,040,483
MF1 Multifamily Housing Mortgage Loan Trust Series 2022-FL8 Class C (30 Day Average U.S. SOFR +2.20%) 144A±	6.63	2-19-2037	8,750,000	8,214,124
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	1,038,601	950,954
MFRA Trust Series 2020-NQM3 Class M1 144A±±	2.65	1-26-2065	2,650,000	2,123,957
MFRA Trust Series 2021-NQM1 Class A2 144A±±	1.38	4-25-2065	3,252,485	2,878,495
Mill City Mortgage Trust Series 2019 Class M2 144A±±	3.25	7-25-2059	4,592,000	3,758,983
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B ±±	3.31	9-15-2049	610,000	532,996
Morgan Stanley Capital I Trust 2014-150E Class A 144A	3.91	9-9-2032	3,695,000	3,253,528
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1 144A±±	3.25	7-25-2059	5,000,000	4,166,637
Octagon Investment Partners Series 2017-1A Class A2R (3 Month LIBOR +1.45%) 144A±	6.26	3-17-2030	8,205,000	8,033,163
Octane Receivables Trust 2023-1 Class A 144A	5.87	5-21-2029	3,740,000	3,737,663
Octane Receivables Trust 2023-1 Class B 144A	5.96	7-20-2029	3,045,000	3,036,740
Octane Receivables Trust Series 2022-2A Class A 144A	5.11	2-22-2028	5,804,498	5,747,729
Ondeck Asset Securitization Trust Series 2021-1A Class B 144A	2.28	5-17-2027	3,994,286	3,588,780
OneMain Financial Issuance Trust Series 2020-1A Class A 144A	3.84	5-14-2032	1,483,130	1,474,825
Onslow Bay Financial LLC Series 2020 Class A21 144A±±	3.50	12-25-2049	790,005	698,794
Onslow Bay Financial LLC Series 2022 Class A1 144A	5.11	8-25-2062	5,140,478	5,032,039
Pagaya AI Debt Selection Trust 2023-1 144A	7.56	7-15-2030	5,885,000	5,898,770
Palmer Square Loan Funding Limited Series 2021-3A Class A2 (3 Month LIBOR +1.40%) 144A±	6.21	7-20-2029	12,060,000	11,886,638
Parallel Limited Series 2021-1A Class D (3 Month LIBOR +3.45%) 144A±	8.24	7-15-2034	8,500,000	7,593,577
Pawnee Equipment Receivables Series 2021-1 Class A2 144A	1.10	7-15-2027	1,369,990	1,312,753
Residential Mortgage Loan Trust Series 2020-1 Class M1 144A±±	3.24	1-26-2060	5,000,000	4,173,163
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Residential Mortgage Loan Trust Series 2021-1R Class A2 144A±±	1.10%	1-25-2065	$1,050,076	$ 964,737
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D 144A±±	4.39	1-5-2043	1,927,000	1,037,547
Shellpoint Company Originator Trust Series 2016-1 Class B2 144A±±	3.56	11-25-2046	4,913,188	4,264,902
Sierra Receivables Funding Series 2018-3A Class C 144A	4.17	9-20-2035	341,379	331,777
Sound Point CLO Limited Series 2013-2RA Class A1 (3 Month LIBOR +0.95%) 144A±	5.74	4-15-2029	1,829,802	1,812,534
Sound Point CLO Limited Series 2015-1RA Class BR (3 Month LIBOR +1.55%) 144A±	6.34	4-15-2030	10,340,000	10,004,726
Starwood Commercial Mortgage Trust Series 2022-FL3 Class A (30 Day Average U.S. SOFR +1.35%) 144A±	5.75	11-15-2038	1,100,000	1,063,363
Starwood Mortgage Residential Trust Series 2021-6 Class A1 144A±±	1.92	11-25-2066	2,208,119	1,829,388
Towd Point Mortgage Trust Series 2015-2 Class 1M2 144A±±	3.50	11-25-2060	3,575,610	3,492,575
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	790,752	748,975
Towd Point Mortgage Trust Series 2019-4 Class M1 144A±±	3.50	10-25-2059	4,000,000	3,404,663
Towd Point Mortgage Trust Series 2019-4 Class M2 144A±±	3.75	10-25-2059	3,680,000	2,935,560
Towd Point Mortgage Trust Series 2019-MH1 Class A1 144A±±	3.00	11-25-2058	367,828	361,219
Towd Point Mortgage Trust Series 2023-2 Class A 144A	6.88	2-25-2063	10,560,000	10,568,744
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,053,123
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	5.44	2-15-2032	2,545,036	2,487,906
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064	2,091,775	1,862,702
Verus Securitization Trust Series 2022-4 Class A1 144A	4.47	4-25-2067	4,342,647	4,120,276
Voya CLO Limited Series 2017-1A (3 Month LIBOR +1.90%) 144A±	6.69	4-17-2030	4,500,000	4,241,241
Westgate Resorts Series 2022-1A Class C 144A	2.49	8-20-2036	12,010,992	11,274,980
Zais CLO Limited Series 2017-1A (3 Month LIBOR +2.65%) 144A±	7.44	7-15-2029	7,450,000	7,209,656
Zais Matrix CDO Series 2020-14A Class A1AR (3 Month LIBOR +1.20%) 144A±	5.99	4-15-2032	1,770,963	1,758,094
Total Non-agency mortgage-backed securities (Cost $399,645,769)				374,718,511
U.S. Treasury securities: 18.99%
U.S. Treasury Bond	3.00	2-15-2048	2,075,000	1,729,545
U.S. Treasury Bond	3.00	2-15-2049	32,945,000	27,565,699
U.S. Treasury Bond ##	3.00	8-15-2052	51,060,000	42,922,313
U.S. Treasury Bond	3.13	5-15-2048	65,580,000	55,981,240
U.S. Treasury Note	2.00	11-15-2041	43,175,000	31,205,743
U.S. Treasury Note ##	3.25	8-31-2024	156,250,000	152,227,783
U.S. Treasury Note	3.25	5-15-2042	3,410,000	3,013,987
The accompanying notes are an integral part of these financial statements.

Allspring Core Plus Bond Fund  |  25

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	3.38%	8-15-2042	$5,635,000	$ 5,073,261
U.S. Treasury Note	3.50	1-31-2028	54,255,000	52,606,157
U.S. Treasury Note	3.50	2-15-2033	59,335,000	57,378,799
U.S. Treasury Note ##	4.00	11-15-2042	48,360,000	47,672,381
U.S. Treasury Note	4.00	11-15-2052	19,485,000	19,832,077
U.S. Treasury Note	4.13	10-31-2027	3,025,000	3,009,875
U.S. Treasury Note	4.13	11-15-2032	104,295,000	105,957,202
Total U.S. Treasury securities (Cost $628,747,169)				606,176,062
Yankee corporate bonds and notes: 10.52%
Communication services: 0.37%
Diversified telecommunication services: 0.09%
Telefonica Emisiones SAU	5.21	3-8-2047	3,485,000	2,929,480
Interactive media & services: 0.08%
Tencent Holdings Limited 144A	3.68	4-22-2041	3,250,000	2,435,672
Wireless telecommunication services: 0.20%
Rogers Communications Incorporated 144A	4.55	3-15-2052	7,975,000	6,360,410
Consumer discretionary: 0.83%
Auto components: 0.15%
Faurecia SE	7.25	6-15-2026	4,350,000	4,725,505
Hotels, restaurants & leisure: 0.26%
GENM Capital Labuan Limited 144A	3.88	4-19-2031	8,900,000	6,910,468
International Game Technology 144A	3.50	6-15-2026	1,500,000	1,518,201
				8,428,669
Internet & direct marketing retail: 0.42%
Alibaba Group Holding	3.15	2-9-2051	4,135,000	2,657,294
MercadoLibre Incorporated	3.13	1-14-2031	7,250,000	5,589,750
Prosus NV 144A	3.83	2-8-2051	3,000,000	1,817,054
Prosus NV 144A	4.03	8-3-2050	1,565,000	989,844
Prosus NV 144A	4.99	1-19-2052	3,000,000	2,164,875
				13,218,817
Consumer staples: 0.28%
Food products: 0.28%
Agrospuer SA 144A	4.60	1-20-2032	2,050,000	1,747,420
Viterra Finance BV 144A	4.90	4-21-2027	7,615,000	7,213,950
				8,961,370
Energy: 0.47%
Oil, gas & consumable fuels: 0.47%
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.40%) ʊ±	4.88	3-22-2030	4,950,000	4,535,908
Galaxy Pipeline Assets Company 144A	2.16	3-31-2034	4,618,677	3,897,995
Petroleos Mexicanos	6.70	2-16-2032	2,650,000	2,106,449
Qatar Petroleum 144A	3.13	7-12-2041	6,000,000	4,559,400
				15,099,752
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 6.24%
Banks: 3.19%
ABN AMRO Bank NV 144A	4.75%	7-28-2025	$1,800,000	$ 1,749,420
African Export Import Bank 144A	3.80	5-17-2031	2,600,000	2,141,173
Banco del Estado de Chile 144A	2.70	1-9-2025	3,145,000	2,986,001
Banco do Brasil SA 144A	4.63	1-15-2025	2,415,000	2,331,154
Banco do Brasil SA 144A	4.88	1-11-2029	3,425,000	3,184,223
Banco Industrial SA (5 Year Treasury Constant Maturity +4.44%) 144A±	4.88	1-29-2031	1,500,000	1,400,711
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.64%) 144Aʊ±	5.88	1-24-2027	4,250,000	3,767,625
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.97%) 144Aʊ±	6.75	9-27-2024	1,565,000	1,502,635
Banco Santander (1 Year Treasury Constant Maturity +0.45%) ʊ±	0.70	6-30-2024	9,000,000	8,826,570
Banco Santander (5 Year Treasury Constant Maturity +3.00%) 144A±	5.95	10-1-2028	1,700,000	1,695,425
Bank of Montreal	4.70	9-14-2027	11,975,000	11,710,133
Banque Ouest Africaine de Developpement 144A	5.00	7-27-2027	960,000	896,448
Danske Bank (1 Year Treasury Constant Maturity +1.75%) 144A±	4.30	4-1-2028	10,000,000	9,422,313
Danske Bank 144A	5.38	1-12-2024	3,205,000	3,195,428
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%) ±	4.88	12-1-2032	1,750,000	1,537,362
HSBC Holdings plc (U.S. SOFR +0.71%) ±	0.98	5-24-2025	4,200,000	3,950,883
HSBC Holdings plc (3 Month LIBOR +1.61%) ±	3.97	5-22-2030	4,670,000	4,184,290
Itau Unibanco Holding SA 144A	3.25	1-24-2025	3,510,000	3,335,378
Macquire Bank Limited (5 Year Treasury Constant Maturity +1.70%) 144A±	3.05	3-3-2036	8,875,000	6,743,940
Mitsubishi UFJ Financial Group Incorporated (1 Year Treasury Constant Maturity +1.63%) ±	5.44	2-22-2034	13,485,000	13,254,476
National Australia Bank (5 Year Treasury Constant Maturity +1.70%) 144A±	3.35	1-12-2037	8,835,000	7,056,060
NatWest Markets plc 144A	1.60	9-29-2026	4,000,000	3,469,793
Perrigo Finance plc	4.90	12-15-2044	1,500,000	1,042,500
Unicredit SpA (5 Year Treasury Constant Maturity +4.75%) 144A±	5.46	6-30-2035	3,000,000	2,545,059
				101,929,000
Capital markets: 0.99%
CI Financial Corporation	4.10	6-15-2051	10,490,000	6,300,765
Credit Suisse Group AG (U.S. SOFR +1.73%) 144A±	3.09	5-14-2032	4,695,000	3,303,569
Credit Suisse Group AG (U.S. SOFR +0.98%) 144A±	1.31	2-2-2027	8,405,000	6,773,078
Credit Suisse Group AG (5 Year Treasury Constant Maturity +4.89%) 144Aʊ±	5.25	2-11-2027	3,500,000	2,411,146
UBS Group AG (1 Year Treasury Constant Maturity +0.85%) 144A±	1.49	8-10-2027	5,800,000	5,026,536
UBS Group AG (1 Year Treasury Constant Maturity +2.05%) 144A±	4.70	8-5-2027	4,480,000	4,336,867
UBS Group AG (5 Year Treasury Constant Maturity +3.40%) 144Aʊ±	4.88	2-12-2027	3,940,000	3,451,440
				31,603,401
The accompanying notes are an integral part of these financial statements.

Allspring Core Plus Bond Fund  |  27

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance: 0.24%
Unifin Financiera SAB de CV 144A†	9.88%	1-28-2029	$2,350,000	$ 88,125
Volkswagen Financial Services AG	3.38	4-6-2028	7,350,000	7,419,656
				7,507,781
Diversified financial services: 0.83%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	2.45	10-29-2026	11,015,000	9,710,514
Avolon Holdings Funding Limited 144A	2.75	2-21-2028	2,000,000	1,669,933
Avolon Holdings Funding Limited 144A	5.50	1-15-2026	2,515,000	2,433,728
Brookfield Finance Incorporated	3.50	3-30-2051	7,365,000	4,968,456
Cellnex Finance Company 144A	3.88	7-7-2041	4,120,000	2,947,710
Cirsa Finance International 144A	10.38	11-30-2027	3,150,000	3,528,327
Corporacion Financiera de Desarrollo SA (3 Month LIBOR +5.61%) 144A±	5.25	7-15-2029	1,185,000	1,137,600
				26,396,268
Insurance: 0.63%
Athene Global Funding	0.37	9-10-2026	5,600,000	5,047,361
Nippon Life Insurance (5 Year Treasury Constant Maturity +2.65%) 144A±	2.75	1-21-2051	1,195,000	979,900
Nippon Life Insurance (5 Year Treasury Constant Maturity +2.60%) 144A±	2.90	9-16-2051	2,000,000	1,637,093
Sompo International Holdings Limited	7.00	7-15-2034	1,330,000	1,393,979
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) 144A±	5.00	4-2-2049	11,700,000	11,115,000
				20,173,333
Thrifts & mortgage finance: 0.36%
Nationwide Building Society 144A	4.85	7-27-2027	11,630,000	11,336,854
Health care: 0.45%
Life sciences tools & services: 0.45%
Danaher Corporation	2.50	3-30-2030	15,000,000	14,422,686
Industrials: 0.30%
Airlines: 0.14%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	4,000,000	4,260,000
Commercial services & supplies: 0.05%
Verisure Holding AB 144A	9.25	10-15-2027	1,525,000	1,705,836
Trading companies & distributors: 0.10%
Fly Leasing Limited 144A	7.00	10-15-2024	3,600,000	3,123,319
Transportation infrastructure: 0.01%
Mexico City Airport Trust 144A	5.50	7-31-2047	570,000	422,820
Information technology: 0.49%
IT services: 0.18%
Computershare US Incorporated	1.13	10-7-2031	7,450,000	5,845,597
Semiconductors & semiconductor equipment: 0.31%
Renesas Electronics Corporation 144A	2.17	11-25-2026	11,455,000	9,890,193
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 0.66%
Chemicals: 0.66%
Braskem Netherlands BV 144A	7.25%	2-13-2033	$7,175,000	$ 7,000,504
Syngenta Finance NV 144A	4.44	4-24-2023	8,000,000	7,979,308
Westlake Chemical Corporation	1.63	7-17-2029	2,750,000	2,361,523
Yara International 144A	7.38	11-14-2032	3,500,000	3,765,327
				21,106,662
Utilities: 0.43%
Electric utilities: 0.43%
Comision Federal de Electricidad SA de CV 144A«	3.35	2-9-2031	4,815,000	3,806,797
Comision Federal de Electricidad SA de CV 144A	3.88	7-26-2033	2,985,000	2,261,349
Duke Energy Corporation	3.10	6-15-2028	2,600,000	2,585,309
Duke Energy Corporation	3.85	6-15-2034	4,400,000	4,205,254
Electricite de France SA 144A	4.95	10-13-2045	1,130,000	948,151
				13,806,860
Total Yankee corporate bonds and notes (Cost $376,523,409)				335,690,285
Yankee government bonds: 1.09%
Bermuda 144A	3.38	8-20-2050	1,080,000	745,205
Dominican Republic 144A	4.50	1-30-2030	1,000,000	858,690
Dominican Republic 144A	4.88	9-23-2032	1,800,000	1,504,492
Dominican Republic 144A	5.50	2-22-2029	800,000	741,268
Government of Bermuda 144A	5.00	7-15-2032	4,320,000	4,200,270
Mexico	6.35	2-9-2035	8,700,000	8,926,058
Nota Do Tesouro Nacional	10.00	1-1-2027	28,600,000	4,998,307
Panama	4.50	1-19-2063	8,000,000	5,698,120
Provincia de Cordoba 144Aøø	6.88	12-10-2025	1,781,310	1,541,785
Republic of Argentina	1.00	7-9-2029	206,310	63,998
Republic of Argentina øø	1.50	7-9-2035	1,817,118	516,603
Republic of Argentina øø	1.75	7-9-2030	1,703,981	551,753
Republic of Kenya 144A	8.25	2-28-2048	750,000	578,595
Republic of Paraguay 144A	5.40	3-30-2050	1,750,000	1,465,362
Republic of Senegal 144A«	6.25	5-23-2033	750,000	620,775
Sultanate of Oman 144A	6.25	1-25-2031	1,700,000	1,717,517
Ukraine 144A	7.38	9-25-2034	1,200,000	164,798
Total Yankee government bonds (Cost $40,377,557)				34,893,596

Short-term investments: 10.19%
Commercial paper: 0.63%
Walgreens Boots Alliance Incorporated ¤	0.00	3-1-2023	20,000,000	19,997,327

	Yield	Shares
Investment companies: 6.81%
Allspring Government Money Market Fund Select Class ♠∞##	4.39	212,063,688	212,063,688
Securities Lending Cash Investments LLC ♠∩∞	4.54	5,240,515	5,240,515
			217,304,203

The accompanying notes are an integral part of these financial statements.

Allspring Core Plus Bond Fund  |  29

Portfolio of investments—February 28, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 2.75%
U.S. Treasury Bill ☼		4.28%	3-21-2023	$65,000,000	$ 64,837,852
U.S. Treasury Bill ☼		4.54	6-15-2023	23,430,000	23,106,772
					87,944,624
Total Short-term investments (Cost $325,260,156)					325,246,154
Total investments in securities (Cost $3,850,037,167)	113.42%				3,619,961,214
Other assets and liabilities, net	(13.42)				(428,240,353)
Total net assets	100.00%				$3,191,720,861

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♀	Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BRL	Brazilian real
CAB	Capital appreciation bond
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$124,106,379	$853,073,029	$(765,115,720)	$ 0	$ 0	$ 212,063,688	212,063,688	$ 1,739,059
Securities Lending Cash Investments LLC	58,279,333	383,060,951	(436,099,484)	(701)	416	5,240,515	5,240,515	466,441 #
				$ (701)	$416	$217,304,203		$2,205,500

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
130,838,834 USD	122,821,236 EUR	Citibank NA	3-31-2023	$ 705,187	$ 0
7,440,446 USD	6,900,000 EUR	Citibank NA	3-31-2023	129,641	0
28,872,310 USD	26,800,000 EUR	Citibank NA	3-31-2023	476,718	0
19,463,040 USD	18,000,000 EUR	Citibank NA	3-31-2023	391,374	0
3,884,040 USD	3,600,000 EUR	Citibank NA	3-31-2023	69,707	0
10,485,351 USD	9,650,000 EUR	Citibank NA	3-31-2023	260,819	0
3,517,907 USD	3,230,000 EUR	Citibank NA	3-31-2023	95,602	0
982,483,600 JPY	7,000,000 EUR	Citibank NA	3-31-2023	0	(171,513)
7,800,000 EUR	8,541,686 USD	Citibank NA	3-31-2023	0	(277,298)
4,459,660 USD	4,100,000 EUR	Citibank NA	3-31-2023	115,558	0
8,024,828 USD	7,335,000 EUR	Citibank NA	3-31-2023	253,124	0
15,939,282 USD	14,900,000 EUR	Citibank NA	3-31-2023	152,181	0
15,544,380 USD	14,500,000 EUR	Citibank NA	3-31-2023	181,093	0
56,348,663 USD	52,650,000 EUR	Citibank NA	3-31-2023	564,038	0
				$3,395,042	$(448,811)
The accompanying notes are an integral part of these financial statements.

Allspring Core Plus Bond Fund  |  31

Portfolio of investments—February 28, 2023 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
U.S. Long Term Bonds	67	6-21-2023	$ 8,423,273	$ 8,389,656	$ 0	$ (33,617)
U.S. Ultra Treasury Bonds	26	6-21-2023	3,530,290	3,511,625	0	(18,665)
2-Year U.S. Treasury Notes	2,100	6-30-2023	428,797,936	427,825,780	0	(972,156)
5-Year U.S. Treasury Notes	1,857	6-30-2023	199,205,819	198,800,556	0	(405,263)
Short
Euro-BOBL Futures	(204)	3-8-2023	(25,743,303)	(24,852,472)	890,831	0
Euro-Bund Futures	(215)	3-8-2023	(32,125,245)	(30,224,454)	1,900,791	0
Euro-Schatz Futures	(67)	3-8-2023	(7,549,597)	(7,439,500)	110,097	0
10-Year U.S. Ultra Treasury Notes	(147)	6-21-2023	(17,152,813)	(17,226,563)	0	(73,750)
					$2,901,719	$(1,503,451)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Sell protection
Markit iTraxx Europe Crossover	5.00%	Quarterly	6-20-2026	EUR	4,000,000	$201,529	$390,663	$0	$(189,134)
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Core Plus Bond Fund

Statement of assets and liabilities—February 28, 2023 (unaudited)

Assets
Investments in unaffiliated securities (including $5,106,307 of securities loaned), at value (cost $3,632,733,380)	$ 3,402,657,011
Investments in affiliated securities, at value (cost $217,303,787)	217,304,203
Cash	356,055
Cash collateral due from broker	7,469,346
Cash at broker segregated for futures contracts	7,054,000
Segregated cash for swap contracts	280,459
Foreign currency, at value (cost $2,389,952)	2,259,363
Receivable for investments sold	64,806,160
Receivable for interest	21,571,303
Receivable for Fund shares sold	12,694,167
Unrealized gains on forward foreign currency contracts	3,395,042
Receivable for daily variation margin on open futures contracts	128,518
Receivable for securities lending income, net	9,317
Principal paydown receivable	28
Prepaid expenses and other assets	254,538
Total assets	3,740,239,510
Liabilities
Payable for when-issued transactions	492,230,395
Payable for investments purchased	42,983,704
Payable upon receipt of securities loaned	5,240,515
Payable for Fund shares redeemed	4,335,195
Cash collateral due to broker for forward foreign currency contracts	2,446,256
Management fee payable	606,024
Unrealized losses on forward foreign currency contracts	448,811
Administration fees payable	207,308
Distribution fee payable	19,901
Payable for daily variation margin on centrally cleared swap contracts	540
Total liabilities	548,518,649
Total net assets	$3,191,720,861
Net assets consist of
Paid-in capital	$ 3,606,412,747
Total distributable loss	(414,691,886)
Total net assets	$3,191,720,861
Computation of net asset value and offering price per share
Net assets – Class A	$ 239,738,275
Shares outstanding – Class A1	21,445,579
Net asset value per share – Class A	$11.18
Maximum offering price per share – Class A2	$11.71
Net assets – Class C	$ 34,944,282
Shares outstanding – Class C1	3,127,287
Net asset value per share – Class C	$11.17
Net assets – Class R6	$ 173,423,374
Shares outstanding – Class R6[1]	15,489,679
Net asset value per share – Class R6	$11.20
Net assets – Administrator Class	$ 132,908,509
Shares outstanding – Administrator Class[1]	11,912,293
Net asset value per share – Administrator Class	$11.16
Net assets – Institutional Class	$ 2,610,706,421
Shares outstanding – Institutional Class[1]	233,262,422
Net asset value per share – Institutional Class	$11.19
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Core Plus Bond Fund  |  33

Statement of operations—six months ended February 28, 2023 (unaudited)

Investment income
Interest	$ 57,966,262
Income from affiliated securities	1,923,026
Total investment income	59,889,288
Expenses
Management fee	5,757,834
Administration fees
Class A	189,453
Class C	25,982
Class R6	22,517
Administrator Class	66,328
Institutional Class	894,311
Shareholder servicing fees
Class A	295,595
Class C	40,598
Administrator Class	165,820
Distribution fee
Class C	121,793
Custody and accounting fees	84,026
Professional fees	47,333
Registration fees	93,167
Shareholder report expenses	62,409
Trustees’ fees and expenses	10,624
Other fees and expenses	20,608
Total expenses	7,898,398
Less: Fee waivers and/or expense reimbursements
Fund-level	(2,184,446)
Class C	(1,624)
Class R6	(7,506)
Administrator Class	(19,898)
Institutional Class	(111,789)
Net expenses	5,573,135
Net investment income	54,316,153
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(68,815,612)
Affiliated securities	(701)
Forward foreign currency contracts	(1,291,533)
Futures contracts	(9,443,744)
Swap contracts	22,122
Net realized losses on investments	(79,529,468)
Net change in unrealized gains (losses) on
Unaffiliated securities	(14,365,773)
Affiliated securities	416
Forward foreign currency contracts	(1,599,458)
Futures contracts	1,143,291
Swap contracts	298,733
Net change in unrealized gains (losses) on investments	(14,522,791)
Net realized and unrealized gains (losses) on investments	(94,052,259)
Net decrease in net assets resulting from operations	$(39,736,106)
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Core Plus Bond Fund

Statement of changes in net assets

	Six months ended February 28, 2023 (unaudited)		Year ended August 31, 2022
Operations
Net investment income		$ 54,316,153		$ 57,223,283
Net realized losses on investments		(79,529,468)		(111,529,190)
Net change in unrealized gains (losses) on investments		(14,522,791)		(263,597,439)
Net decrease in net assets resulting from operations		(39,736,106)		(317,903,346)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,422,251)		(7,044,171)
Class C		(476,176)		(680,832)
Class R6		(3,109,493)		(3,489,902)
Administrator Class		(2,538,624)		(4,436,318)
Institutional Class		(46,056,890)		(53,511,044)
Total distributions to shareholders		(56,603,434)		(69,162,267)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,765,264	30,895,428	4,397,137	54,439,448
Class C	605,924	6,797,002	958,213	12,136,398
Class R6	4,548,325	51,144,464	7,732,999	97,935,749
Administrator Class	1,711,212	18,990,696	6,536,979	83,956,872
Institutional Class	111,705,401	1,261,935,484	130,624,519	1,626,306,890
		1,369,763,074		1,874,775,357
Reinvestment of distributions
Class A	348,637	3,881,014	503,593	6,387,680
Class C	39,827	443,931	47,708	607,468
Class R6	249,575	2,784,434	267,538	3,364,456
Administrator Class	228,283	2,536,721	349,602	4,432,909
Institutional Class	3,782,828	42,202,763	3,954,554	49,922,919
		51,848,863		64,715,432
Payment for shares redeemed
Class A	(3,330,474)	(37,241,783)	(6,041,415)	(76,500,372)
Class C	(364,398)	(4,068,377)	(1,093,929)	(13,588,305)
Class R6	(1,552,297)	(17,435,116)	(2,333,786)	(29,040,415)
Administrator Class	(2,222,607)	(24,552,475)	(15,318,377)	(199,468,087)
Institutional Class	(51,943,540)	(581,610,062)	(95,979,266)	(1,192,329,620)
		(664,907,813)		(1,510,926,799)
Net increase in net assets resulting from capital share transactions		756,704,124		428,563,990
Total increase in net assets		660,364,584		41,498,377
Net assets
Beginning of period		2,531,356,277		2,489,857,900
End of period		$3,191,720,861		$ 2,531,356,277
The accompanying notes are an integral part of these financial statements.

Allspring Core Plus Bond Fund  |  35

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.57	$13.52	$13.77	$13.09	$12.27	$12.71
Net investment income	0.20	0.26	0.24	0.34	0.37	0.34
Net realized and unrealized gains (losses) on investments	(0.38)	(1.88)	0.16	0.77	0.80	(0.45)
Total from investment operations	(0.18)	(1.62)	0.40	1.11	1.17	(0.11)
Distributions to shareholders from
Net investment income	(0.21)	(0.22)	(0.27)	(0.36)	(0.35)	(0.33)
Net realized gains	0.00	(0.11)	(0.38)	(0.07)	0.00	0.00
Total distributions to shareholders	(0.21)	(0.33)	(0.65)	(0.43)	(0.35)	(0.33)
Net asset value, end of period	$11.18	$11.57	$13.52	$13.77	$13.09	$12.27
Total return[1]	(1.55)%	(12.21)%	3.00%	8.72%	9.74%	(0.84)%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.85%	0.85%	0.88%	0.91%	0.92%
Net expenses	0.68%	0.69%	0.72%	0.72%	0.73%	0.73%
Net investment income	3.60%	2.03%	1.90%	2.60%	2.99%	2.63%
Supplemental data
Portfolio turnover rate	107%	288%	194%	130%	89%	148%
Net assets, end of period (000s omitted)	$239,738	$250,553	$308,270	$264,366	$245,879	$229,688

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Core Plus Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class C	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.56	$13.51	$13.77	$13.09	$12.26	$12.71
Net investment income	0.15	0.16	0.14	0.23	0.28	0.23
Net realized and unrealized gains (losses) on investments	(0.38)	(1.88)	0.15	0.78	0.81	(0.44)
Total from investment operations	(0.23)	(1.72)	0.29	1.01	1.09	(0.21)
Distributions to shareholders from
Net investment income	(0.16)	(0.12)	(0.17)	(0.26)	(0.26)	(0.24)
Net realized gains	0.00	(0.11)	(0.38)	(0.07)	0.00	0.00
Total distributions to shareholders	(0.16)	(0.23)	(0.55)	(0.33)	(0.26)	(0.24)
Net asset value, end of period	$11.17	$11.56	$13.51	$13.77	$13.09	$12.26
Total return[1]	(1.96)%	(12.89)%	2.16%	7.85%	8.91%	(1.66)%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.60%	1.60%	1.63%	1.66%	1.67%
Net expenses	1.43%	1.45%	1.48%	1.48%	1.48%	1.48%
Net investment income	2.86%	1.28%	1.13%	1.85%	2.25%	1.89%
Supplemental data
Portfolio turnover rate	107%	288%	194%	130%	89%	148%
Net assets, end of period (000s omitted)	$34,944	$32,889	$39,628	$28,342	$18,195	$20,550

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Core Plus Bond Fund  |  37

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class R6	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.58	$13.54	$13.79	$13.11	$12.28	$12.73
Net investment income	0.22 [1]	0.30	0.30	0.39 [1]	0.41	0.39
Net realized and unrealized gains (losses) on investments	(0.37)	(1.89)	0.15	0.77	0.82	(0.46)
Total from investment operations	(0.15)	(1.59)	0.45	1.16	1.23	(0.07)
Distributions to shareholders from
Net investment income	(0.23)	(0.26)	(0.32)	(0.41)	(0.40)	(0.38)
Net realized gains	0.00	(0.11)	(0.38)	(0.07)	0.00	0.00
Total distributions to shareholders	(0.23)	(0.37)	(0.70)	(0.48)	(0.40)	(0.38)
Net asset value, end of period	$11.20	$11.58	$13.54	$13.79	$13.11	$12.28
Total return[2]	(1.27)%	(11.95)%	3.37%	9.10%	10.14%	(0.55)%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.47%	0.47%	0.50%	0.53%	0.54%
Net expenses	0.30%	0.31%	0.35%	0.35%	0.35%	0.35%
Net investment income	4.00%	2.50%	2.28%	2.98%	3.36%	3.05%
Supplemental data
Portfolio turnover rate	107%	288%	194%	130%	89%	148%
Net assets, end of period (000s omitted)	$173,423	$141,833	$89,048	$83,260	$62,522	$45,159

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Core Plus Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Administrator Class	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.54	$13.49	$13.75	$13.07	$12.25	$12.69
Net investment income	0.21	0.26	0.26	0.35	0.38	0.35
Net realized and unrealized gains (losses) on investments	(0.38)	(1.87)	0.14	0.77	0.81	(0.44)
Total from investment operations	(0.17)	(1.61)	0.40	1.12	1.19	(0.09)
Distributions to shareholders from
Net investment income	(0.21)	(0.23)	(0.28)	(0.37)	(0.37)	(0.35)
Net realized gains	0.00	(0.11)	(0.38)	(0.07)	0.00	0.00
Total distributions to shareholders	(0.21)	(0.34)	(0.66)	(0.44)	(0.37)	(0.35)
Net asset value, end of period	$11.16	$11.54	$13.49	$13.75	$13.07	$12.25
Total return[1]	(1.43)%	(12.18)%	3.04%	8.85%	9.88%	(0.74)%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.79%	0.82%	0.85%	0.86%
Net expenses	0.60%	0.61%	0.62%	0.62%	0.62%	0.62%
Net investment income	3.68%	2.09%	1.95%	2.71%	3.07%	2.74%
Supplemental data
Portfolio turnover rate	107%	288%	194%	130%	89%	148%
Net assets, end of period (000s omitted)	$132,909	$140,779	$278,294	$80,099	$57,316	$32,241

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Core Plus Bond Fund  |  39

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.58	$13.53	$13.79	$13.11	$12.28	$12.72
Net investment income	0.22 [1]	0.29	0.29	0.38	0.39	0.37 [1]
Net realized and unrealized gains (losses) on investments	(0.38)	(1.87)	0.14	0.77	0.83	(0.44)
Total from investment operations	(0.16)	(1.58)	0.43	1.15	1.22	(0.07)
Distributions to shareholders from
Net investment income	(0.23)	(0.26)	(0.31)	(0.40)	(0.39)	(0.37)
Net realized gains	0.00	(0.11)	(0.38)	(0.07)	0.00	0.00
Total distributions to shareholders	(0.23)	(0.37)	(0.69)	(0.47)	(0.39)	(0.37)
Net asset value, end of period	$11.19	$11.58	$13.53	$13.79	$13.11	$12.28
Total return[2]	(1.39)%	(11.92)%	3.24%	9.05%	10.17%	(0.52)%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.55%	0.58%	0.59%
Net expenses	0.35%	0.37%	0.40%	0.40%	0.40%	0.40%
Net investment income	3.95%	2.40%	2.19%	2.92%	3.29%	3.00%
Supplemental data
Portfolio turnover rate	107%	288%	194%	130%	89%	148%
Net assets, end of period (000s omitted)	$2,610,706	$1,965,302	$1,774,619	$836,162	$524,743	$264,292

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

40  |  Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Plus Bond Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee established by Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

Allspring Core Plus Bond Fund  |  41

Notes to financial statements (unaudited)
The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is

42  |  Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as daily variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of Operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between

Allspring Core Plus Bond Fund  |  43

Notes to financial statements (unaudited)
the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $3,838,951,163 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 28,769,708
Gross unrealized losses	(243,604,292)
Net unrealized losses	$(214,834,584)
As of August 31, 2022, the Fund had current year deferred post-October capital losses consisting of $105,532,047 in short-term capital losses and $10,938,987 in long-term capital losses which was recognized in the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

44  |  Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 891,387,180	$ 0	$ 891,387,180
Asset-backed securities	0	193,412,485	0	193,412,485
Corporate bonds and notes	0	563,376,828	0	563,376,828
Foreign corporate bonds and notes	0	74,243,913	0	74,243,913
Foreign government bonds	0	194,725,537	0	194,725,537
Loans	0	17,899,264	941,246	18,840,510
Municipal obligations	0	7,250,153	0	7,250,153
Non-agency mortgage-backed securities	0	374,718,511	0	374,718,511
U.S. Treasury securities	606,176,062	0	0	606,176,062
Yankee corporate bonds and notes	0	335,690,285	0	335,690,285
Yankee government bonds	0	34,893,596	0	34,893,596
Short-term investments
Commercial paper	0	19,997,327	0	19,997,327
Investment companies	217,304,203	0	0	217,304,203
U.S. Treasury securities	87,944,624	0	0	87,944,624
	911,424,889	2,707,595,079	941,246	3,619,961,214
Forward foreign currency contracts	0	3,395,042	0	3,395,042
Futures contracts	2,901,719	0	0	2,901,719
Total assets	$914,326,608	$2,710,990,121	$941,246	$3,626,257,975
Liabilities
Forward foreign currency contracts	$ 0	$ 448,811	$ 0	$ 448,811
Futures contracts	1,503,451	0	0	1,503,451
Swap contracts	0	189,134	0	189,134
Total liabilities	$ 1,503,451	$ 637,945	$ 0	$ 2,141,396
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2023, the Fund did not have any transfers into/out of Level 3.

Allspring Core Plus Bond Fund  |  45

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.450%
Next $500 million	0.425
Next $2 billion	0.400
Next $2 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.320
For the six months ended February 28, 2023, the management fee was equivalent to an annual rate of 0.41% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the

46  |  Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
caps may be terminated only with the approval of the Board of Trustees. As of February 28, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.68%
Class C	1.43
Class R6	0.30
Administrator Class	0.60
Institutional Class	0.35
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2023, Allspring Funds Distributor received $3,651 from the sale of Class A shares and $50 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended February 28, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,964,953,216	$1,952,528,942	$1,766,670,550	$1,381,788,758
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.

Allspring Core Plus Bond Fund  |  47

Notes to financial statements (unaudited)
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of February 28, 2023, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$2,457,689	$(2,457,689)	$0
Barclays Capital Incorporated	798,284	(798,284)	0
Credit Suisse Securities (USA) LLC	1,850,334	(1,850,334)	0
1 Collateral disclosed within this table is limited to the net transaction with the counterparty.
7. DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2023, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into swap contracts to hedge risks and/or enhance total returns.
The volume of the Fund's derivative activity during the six months ended February 28, 2023 was as follows:
Futures contracts
Average notional balance on long futures	$355,531,351
Average notional balance on short futures	73,858,178
Forward foreign currency contracts
Average contract amounts to buy	$ 17,763,470
Average contract amounts to sell	153,149,184
Swap contracts
Average notional balance	$ 5,204,319
The swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of February 28, 2023 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 2,901,719*	Unrealized losses on futures contracts	$ 1,503,451*
Foreign currency risk	Unrealized gains on forward foreign currency contracts	3,395,042	Unrealized losses on forward foreign currency contracts	448,811
Credit risk	Net unrealized gains on swap contracts	0*	Net unrealized losses on swap contracts	189,134*
		$6,296,761		$2,141,396
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts and centrally cleared swap contracts, only the current day's variation margin as of February 28, 2023 is reported separately on the Statement of Assets and Liabilities.

48  |  Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2023 was as follows:
	Net realized gains (losses) on derivatives
	Forward foreign currency contracts	Futures contracts	Swap contracts	Total
Interest rate risk	$ 0	$ (9,443,744)	$ 0	$ (9,443,744)
Foreign currency risk	(1,291,533)	0	0	(1,291,533)
Credit risk	0	0	22,122	22,122
	$(1,291,533)	$(9,443,744)	$22,122	$(10,713,155)

	Net change in unrealized gains (losses) on derivatives
	Forward foreign currency contracts	Futures contracts	Swap contracts	Total
Interest rate risk	$ 0	$ 1,143,291	$ 0	$ 1,143,291
Foreign currency risk	(1,599,458)	0	0	(1,599,458)
Credit risk	0	0	298,733	298,733
	$(1,599,458)	$1,143,291	$298,733	$ (157,434)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank NA	$3,395,042	$(448,811)	$(2,446,256)	$499,975

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Citibank NA	$448,811	$(448,811)	$0	$0
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based

Allspring Core Plus Bond Fund  |  49

Notes to financial statements (unaudited)
on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2023, there were no borrowings by the Fund under the agreement.
9. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
10. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

50  |  Allspring Core Plus Bond Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Core Plus Bond Fund  |  51

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

52  |  Allspring Core Plus Bond Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Core Plus Bond Fund  |  53

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

54  |  Allspring Core Plus Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03102023-2qlpvbov 04-23
SAR0059 02-23

Semi-Annual Report
February 28, 2023
Allspring
Government Securities Fund

The views expressed and any forward-looking statements are as of February 28, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Government Securities Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Government Securities Fund for the six-month period that ended February 28, 2023. Globally, stocks and bonds experienced heightened volatility through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with non-U.S. equities––both developed market and emerging market––outperforming U.S. stocks overall. Bonds––both U.S. and non-U.S.––began to recover from sustained aggressive interest rate increases. After suffering deep and broad losses over the past year, recent fixed income performance benefited from a base of higher yields that can now generate higher income. For the period, U.S. stocks, based on the S&P 500 Index,1 returned 1.26%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.30%, while the MSCI EM Index (Net) (USD)3 lost 2.29%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.13%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -0.11%, the Bloomberg Municipal Bond Index6 gained 0.66%, and the ICE BofA U.S. High Yield Index7 returned 2.41%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets
A challenging calendar year for investors continued in September as all asset classes suffered major losses. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar weighed on results for investors holding non-U.S.-dollar assets. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The Bank of England (BoE) then stepped in and bought long-dated government bonds.
“ A challenging calendar year for investors continued in September as all asset classes suffered major losses.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Government Securities Fund

Letter to shareholders (unaudited)
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the BoE and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Government Securities Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Government Securities Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher Y. Kauffman, CFA®‡, Michal Stanczyk

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SGVDX)	8-31-1999	-14.38	-1.09	-0.12	-10.34	-0.18	0.34	0.90	0.85
Class C (WGSCX)	12-26-2002	-12.02	-0.93	-0.25	-11.02	-0.93	-0.25	1.65	1.60
Administrator Class (WGSDX)	4-8-2005	–	–	–	-10.25	0.01	0.55	0.84	0.64
Institutional Class (SGVIX)	8-31-1999	–	–	–	-10.02	0.20	0.72	0.57	0.48
Bloomberg U.S. Aggregate ex Credit Index[3]	–	–	–	–	-9.53	0.25	0.75	–	–
Bloomberg U.S. Government Intermediate Bond Index[4]	–	–	–	–	-6.27	0.68	0.67	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through December 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.85% for Class A, 1.60% for Class C, 0.64% for Administrator Class, and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Bloomberg U.S. Aggregate ex Credit Index is composed of the Bloomberg U.S. Government Index and the Bloomberg U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, and mortgage-backed securities. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Government Securities Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2023[1]
U.S. Treasury Note, 2.75%, 4-30-2027	4.61
FNMA, 2.00%, 2-1-2052	3.27
State of Israel, 5.50%, 12-4-2023	3.27
U.S. Treasury Note, 4.13%, 11-15-2032	2.73
FNMA, 2.00%, 2-1-2052	2.63
Resolution Funding Corporation STRIPS, 0.00%, 1-15-2030	2.47
FNMA, 2.00%, 2-1-2052	2.30
FNMA, 4.50%, 9-1-2052	2.28
STRIPS, 0.00%, 5-15-2039	2.21
GNMA, 2.50%, 4-20-2052	2.04
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Government Securities Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2022 to February 28, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2022	Ending account value 2-28-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 970.44	$4.15	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class C
Actual	$1,000.00	$ 967.77	$7.81	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Administrator Class
Actual	$1,000.00	$ 971.41	$3.13	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.21	0.64%
Institutional Class
Actual	$1,000.00	$ 973.18	$2.35	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Government Securities Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 77.93%
FHLB	5.50%	7-15-2036	$1,150,000	$ 1,285,117
FHLB	5.63	3-14-2036	6,020,000	6,668,127
FHLMC ¤	0.00	9-15-2036	2,500,000	1,373,620
FHLMC ¤	0.00	11-15-2038	1,575,000	780,340
FHLMC	2.50	11-1-2051	9,783,254	8,341,754
FHLMC	3.00	6-1-2050	530,287	475,345
FHLMC	3.00	7-1-2050	1,342,383	1,203,309
FHLMC	3.00	8-1-2050	651,090	583,625
FHLMC	3.00	8-1-2050	2,836,074	2,514,041
FHLMC (3 Year Treasury Constant Maturity +2.28%) ±	3.34	5-1-2026	3,119	3,073
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.38	6-1-2032	3,556	3,508
FHLMC	3.50	8-1-2045	1,278,405	1,192,076
FHLMC	3.50	11-1-2045	2,245,074	2,094,197
FHLMC	3.50	12-1-2045	1,612,729	1,502,573
FHLMC	3.50	12-1-2045	430,565	401,891
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	3.61	10-1-2026	34,648	34,015
FHLMC (12 Month LIBOR +1.68%) ±	3.67	7-1-2038	470,706	476,031
FHLMC (11th District COFI +1.25%) ±	3.99	7-1-2032	142,606	137,766
FHLMC	4.00	6-1-2044	1,195,019	1,134,754
FHLMC	4.00	5-1-2049	718,277	685,101
FHLMC	4.00	9-1-2049	264,993	251,714
FHLMC (12 Month LIBOR +1.91%) ±	4.16	9-1-2031	2,209	2,178
FHLMC (12 Month LIBOR +1.91%) ±	4.16	9-1-2031	29,737	29,355
FHLMC	4.50	3-1-2042	98,891	98,290
FHLMC	4.50	9-1-2044	1,420,934	1,399,560
FHLMC	4.50	9-1-2049	2,914,195	2,848,070
FHLMC (30 Day Average U.S. SOFR +0.26%) ±	4.56	7-1-2031	3,013,000	2,980,595
FHLMC	5.00	6-1-2026	82,552	82,498
FHLMC	5.00	8-1-2040	414,487	418,146
FHLMC	5.00	7-1-2052	2,617,396	2,579,294
FHLMC	5.50	7-1-2035	1,303,185	1,338,742
FHLMC	5.50	12-1-2038	719,597	740,028
FHLMC	6.00	10-1-2032	11,565	11,947
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	6.38	1-1-2026	7,102	7,003
FHLMC	6.50	9-1-2028	5,792	6,005
FHLMC	6.50	7-1-2031	1	1
FHLMC	7.00	12-1-2023	159	159
FHLMC	7.00	12-1-2026	148	149
FHLMC	7.00	4-1-2029	612	627
FHLMC	7.00	5-1-2029	2,798	2,863
FHLMC	7.00	4-1-2032	38,916	40,255
FHLMC	7.50	11-1-2031	54,438	54,204
FHLMC	7.50	4-1-2032	83,751	85,723
FHLMC	8.00	8-1-2023	66	66
FHLMC	8.00	6-1-2024	431	433
FHLMC	8.00	6-1-2024	646	646
FHLMC	8.00	6-1-2024	1,114	1,113
FHLMC	8.00	8-1-2026	3,497	3,574
FHLMC	8.00	11-1-2026	3,838	3,915
FHLMC	8.00	11-1-2028	1,339	1,353
FHLMC	8.50	12-1-2025	1,864	1,887
FHLMC	8.50	5-1-2026	305	305
FHLMC	8.50	8-1-2026	2,178	2,176
The accompanying notes are an integral part of these financial statements.

Allspring Government Securities Fund  |  9

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC Multifamily Structured Pass-Through Certificates Series KIR2 Class A1	2.75%	3-25-2027	$3,286,123	$ 3,127,252
FHLMC Multifamily Structured Pass-Through Certificates Series KW02 Class A1	2.90	4-25-2026	4,949,468	4,815,154
FHLMC Multifamily Structured Pass-Through Certificates Series KW03 Class A1	2.62	12-25-2026	2,627,008	2,531,673
FHLMC Multifamily Structured Pass-Through Certificates Series K039 Class A2	3.30	7-25-2024	325,000	317,289
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2 ±±	3.65	2-25-2028	4,370,000	4,195,316
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3 ±±	3.12	10-25-2031	160,000	144,115
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR +0.51%) ±	4.82	6-25-2030	1,116,603	1,110,607
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	313,392	288,216
FHLMC Series 2733 Class FB (1 Month LIBOR +0.60%) ±	5.19	10-15-2033	198,929	199,810
FHLMC Series 3070 Class FT (1 Month LIBOR +0.35%) ±	4.94	11-15-2035	387,153	385,497
FHLMC Series 3614 Class QB	4.00	12-15-2024	227,065	224,225
FHLMC Series 3830 Class FD (1 Month LIBOR +0.36%) ±	4.95	3-15-2041	164,634	163,715
FHLMC Series 3906 Class EA	3.00	5-15-2026	35,582	35,331
FHLMC Series 4057 Class FN (1 Month LIBOR +0.35%) ±	4.94	12-15-2041	124,071	123,182
FHLMC Series 4068 Class FK (1 Month LIBOR +0.30%) ±	4.89	6-15-2040	53,724	53,646
FHLMC Series 4093 Class FB (1 Month LIBOR +0.35%) ±	4.94	7-15-2039	147,885	147,744
FHLMC Series 4159 Class AF (1 Month LIBOR +1.18%) ±	5.77	12-15-2036	166,307	171,430
FHLMC Series 4218 Class DF (1 Month LIBOR +0.25%) ±	4.84	7-15-2042	207,109	203,661
FHLMC Series 4409 Class MA	3.00	1-15-2054	19,791	19,141
FHLMC Series 4604 Class PA	3.00	1-15-2044	105,155	103,293
FHLMC Series 4620 Class AF (1 Month LIBOR +0.44%) ±	3.61	11-15-2042	1,588,267	1,577,935
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	5.02	11-25-2028	35,660	35,579
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	4.90	9-25-2031	322,981	321,249
FHLMC Series T-42 Class A6	9.50	2-25-2042	499,153	550,233
FHLMC Series T-55 Class 2A1 ±±	3.27	3-25-2043	229,590	213,890
FHLMC Series T-56 Class A4	6.00	5-25-2043	2,873,344	2,914,381
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	665,595	688,288
FHLMC Series T-57 Class 2A1 ±±	3.69	7-25-2043	1,261,746	1,169,724
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.99	10-25-2044	485,497	458,461
FHLMC Series T-67 Class 1A1C ±±	3.68	3-25-2036	458,480	445,474
FHLMC Series T-67 Class 2A1C ±±	3.74	3-25-2036	771,611	753,981
FNMA ¤	0.00	7-15-2037	7,810,000	4,047,427
FNMA ¤	0.00	8-6-2038	6,510,000	3,288,302
FNMA	1.38	7-1-2030	3,983,601	3,266,632
FNMA	1.65	6-1-2030	1,382,357	1,153,056
FNMA	1.65	7-1-2030	2,376,761	1,967,967
FNMA	1.66	7-1-2032	4,037,362	3,261,961
FNMA	1.97	5-1-2030	4,351,276	3,712,785
FNMA	2.00	2-1-2052	15,599,018	12,719,919
FNMA	2.00	2-1-2052	19,386,324	15,818,920
FNMA	2.00	2-1-2052	13,621,223	11,116,035
FNMA	2.32	1-1-2026	3,955,280	3,703,962
FNMA	2.35	2-1-2032	2,259,503	1,937,182
FNMA (12 Month LIBOR +1.62%) ±	2.39	8-1-2050	1,493,924	1,339,186
FNMA	2.50	9-1-2050	375,957	320,834
FNMA	2.50	1-1-2052	3,073,643	2,606,392
FNMA %%	2.50	3-13-2053	6,020,000	5,098,893
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Government Securities Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	2.51%	9-1-2031	$5,086,059	$ 4,427,587
FNMA (12 Month LIBOR +1.61%) ±	2.52	5-1-2046	713,084	732,322
FNMA	2.60	12-1-2023	1,835,037	1,793,372
FNMA	2.65	2-1-2032	2,858,876	2,511,128
FNMA	2.65	2-1-2032	2,223,570	1,953,099
FNMA	2.75	9-1-2031	890,926	786,722
FNMA	2.86	7-1-2029	972,936	884,360
FNMA	3.00	5-1-2027	274,124	263,967
FNMA	3.00	6-1-2034	2,281,207	2,132,357
FNMA	3.00	4-1-2045	31,085	28,075
FNMA	3.00	11-1-2045	2,738,668	2,469,490
FNMA	3.00	12-1-2045	6,464,418	5,831,737
FNMA	3.00	12-1-2046	241,968	218,210
FNMA	3.00	9-1-2050	3,343,983	2,969,032
FNMA (11th District COFI +1.29%) ±	3.28	5-1-2036	347,288	335,361
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.34	6-1-2032	64,180	63,506
FNMA (11th District COFI +1.25%) ±	3.37	9-1-2027	65,505	64,150
FNMA	3.48	3-1-2029	873,752	825,917
FNMA	3.50	4-1-2034	3,094,391	2,984,051
FNMA %%	3.50	3-16-2038	6,880,000	6,557,500
FNMA	3.50	2-1-2043	17,004	15,953
FNMA	3.50	2-1-2045	380,003	356,073
FNMA	3.50	4-1-2045	1,618,498	1,510,042
FNMA	3.50	8-1-2045	142,136	132,464
FNMA	3.50	12-1-2045	591,128	551,394
FNMA	3.50	2-1-2046	554,088	514,951
FNMA (11th District COFI +1.26%) ±	3.70	5-1-2036	155,776	152,633
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.78	12-1-2040	16,210	15,935
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.85	9-1-2035	131,060	133,330
FNMA	3.86	3-1-2029	795,915	767,417
FNMA (12 Month LIBOR +1.77%) ±	3.92	7-1-2044	74,199	75,745
FNMA (12 Month LIBOR +1.73%) ±	3.98	9-1-2036	160,115	161,621
FNMA %%	4.00	3-16-2038	6,785,000	6,615,375
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.00	12-1-2040	53,723	54,598
FNMA	4.00	4-1-2046	4,376,238	4,196,778
FNMA	4.00	3-1-2047	1,016,118	974,437
FNMA	4.00	9-1-2048	79,452	75,799
FNMA %%	4.00	3-13-2053	3,035,000	2,848,632
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.02	12-1-2034	143,759	140,395
FNMA (12 Month LIBOR +1.78%) ±	4.03	8-1-2036	446,936	456,893
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.07	9-1-2031	15,841	15,664
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.32	11-1-2031	66,102	64,969
FNMA (1 Year Treasury Constant Maturity +2.42%) ±	4.35	10-1-2027	29,186	28,822
FNMA	4.38	7-1-2032	1,031,000	1,030,488
FNMA	4.50	1-1-2026	6,793	6,736
FNMA	4.50	10-1-2046	94,356	92,653
FNMA	4.50	9-1-2049	808,524	790,671
FNMA	4.50	9-1-2052	11,428,793	11,044,265
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	4.59	7-1-2026	4,291	4,257
FNMA	5.00	4-1-2023	218	217
FNMA	5.00	6-1-2023	5,861	5,850
FNMA	5.00	3-1-2034	181,215	182,593
FNMA	5.00	8-1-2040	2,283,330	2,286,312
FNMA	5.00	10-1-2040	222,879	224,586
FNMA	5.00	1-1-2042	181,710	184,224
The accompanying notes are an integral part of these financial statements.

Allspring Government Securities Fund  |  11

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	5.00%	12-1-2048	$234,787	$ 233,740
FNMA	5.50	11-1-2023	2,422	2,416
FNMA	5.50	1-1-2025	661	659
FNMA	5.50	1-1-2025	2,835	2,825
FNMA	5.50	9-1-2033	867,813	890,482
FNMA	5.50	9-1-2033	274,650	281,820
FNMA	5.50	8-1-2035	291,798	298,979
FNMA	5.50	1-1-2037	227,696	233,189
FNMA	5.50	4-1-2040	601,879	615,469
FNMA %%	5.50	3-13-2053	6,920,000	6,908,106
FNMA	5.63	7-15-2037	1,225,000	1,390,878
FNMA (6 Month LIBOR +3.13%) ±	5.99	7-1-2033	112,531	111,360
FNMA	6.00	3-1-2024	6,160	6,234
FNMA	6.00	1-1-2028	283,090	286,486
FNMA	6.00	2-1-2035	474,713	478,231
FNMA	6.00	11-1-2037	193,957	200,862
FNMA	6.00	7-1-2038	64,218	66,661
FNMA	6.50	3-1-2028	6,188	6,168
FNMA	6.50	12-1-2029	69,869	71,662
FNMA	6.50	11-1-2031	14,987	15,371
FNMA	6.50	7-1-2036	144,636	152,713
FNMA	6.50	7-1-2036	50,416	51,704
FNMA	7.00	11-1-2026	1,276	1,278
FNMA	7.00	1-1-2032	1,150	1,142
FNMA	7.00	2-1-2032	28,212	29,129
FNMA	7.00	10-1-2032	98,779	102,208
FNMA	7.00	2-1-2034	1,365	1,394
FNMA	7.00	4-1-2034	47,460	48,427
FNMA	7.50	9-1-2031	31,458	32,233
FNMA	7.50	2-1-2032	15,539	15,974
FNMA	7.50	10-1-2037	329,278	347,006
FNMA	8.00	5-1-2027	14,796	14,785
FNMA	8.00	6-1-2028	234	234
FNMA	8.00	2-1-2030	16,498	16,501
FNMA	8.00	7-1-2031	259,050	264,139
FNMA	8.50	8-1-2024	418	417
FNMA	8.50	5-1-2026	11,021	11,030
FNMA	8.50	7-1-2026	5,549	5,539
FNMA	8.50	11-1-2026	1,298	1,296
FNMA	8.50	11-1-2026	13,713	13,686
FNMA	8.50	12-1-2026	39,550	40,325
FNMA	8.50	12-1-2026	5,818	5,836
FNMA	8.50	3-1-2027	357	358
FNMA	8.50	6-1-2027	18,122	18,126
FNMA	9.00	1-1-2025	1,986	1,989
FNMA	9.00	3-1-2025	729	727
FNMA	9.00	7-1-2028	892	892
FNMA	9.50	7-1-2028	1,641	1,638
FNMA	3.50	5-1-2052	5,852,204	5,330,621
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	358,419	366,861
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	400,414	418,993
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	105,975	112,935
FNMA Series 2002-5 Class F (1 Month LIBOR +0.35%) ±	4.97	2-25-2032	89,945	89,926
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	172,068	179,077
FNMA Series 2002-T12 Class A5 ±±	4.60	10-25-2041	486,254	456,104
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Government Securities Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2002-T19 Class A1	6.50%	7-25-2042	$2,206,128	$ 2,248,060
FNMA Series 2002-T6 Class A1	6.50	7-25-2042	893,889	916,040
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	310,700	314,894
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.28%) ±	4.35	3-25-2033	822,574	813,472
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	4.75	6-25-2033	49,532	47,851
FNMA Series 2003-W1 Class 1A1 ±±	4.83	12-25-2042	413,752	394,442
FNMA Series 2003-W11 Class A1 ±±	4.72	6-25-2033	27,079	27,392
FNMA Series 2003-W3 Class 1A4 ±±	3.95	8-25-2042	1,231,865	1,141,885
FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%) ±	4.73	4-25-2033	204,530	200,506
FNMA Series 2003-W6 Class 6A ±±	3.74	8-25-2042	559,519	535,585
FNMA Series 2003-W6 Class PT4 ±±	8.38	10-25-2042	717,600	768,533
FNMA Series 2003-W8 Class PT1 ±±	8.26	12-25-2042	273,348	281,001
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	195,727	200,165
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	594,978	621,463
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	315,602	329,980
FNMA Series 2005-71 Class DB	4.50	8-25-2025	26,872	26,486
FNMA Series 2006-50 Class BF (1 Month LIBOR +0.40%) ±	5.02	6-25-2036	465,780	463,029
FNMA Series 2007-101 Class A2 (1 Month LIBOR +0.25%) ±	4.48	6-27-2036	49,506	48,832
FNMA Series 2007-W10 Class 2A ±±	6.30	8-25-2047	141,552	140,576
FNMA Series 2008-17 Class DP	4.75	2-25-2038	602,093	585,162
FNMA Series 2010-136 Class FA (1 Month LIBOR +0.50%) ±	5.12	12-25-2040	547,423	539,963
FNMA Series 2011-110 Class FE (1 Month LIBOR +0.40%) ±	5.02	4-25-2041	47,645	47,548
FNMA Series 2011-128 Class FK (1 Month LIBOR +0.35%) ±	4.97	7-25-2041	101,037	100,607
FNMA Series 2011-15 Class HI ♀	5.50	3-25-2026	7	0
FNMA Series 2013-114 Class LM	4.00	3-25-2042	673,755	633,536
FNMA Series 2014-17 Class FE (1 Month LIBOR +0.55%) ±	5.17	4-25-2044	1,062,849	1,047,979
FNMA Series 2014-20 Class TM ±±	4.50	4-25-2044	334,570	57,793
FNMA Series 2017-M2 Class A2 ±±	2.81	2-25-2027	6,515,925	6,127,873
FNMA Series 2018-M1 Class A2 ±±	2.99	12-25-2027	630,416	589,618
FNMA Series 2018-M13 Class A2 ±±	3.74	9-25-2030	373,974	354,895
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	5,126,356	4,791,728
FNMA Series 265 Class 2	9.00	3-25-2024	2,481	2,496
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	61,035	60,885
GNMA %%	2.00	3-21-2053	9,550,000	8,003,907
GNMA	2.50	3-20-2052	4,906,769	4,244,508
GNMA	2.50	4-20-2052	11,439,781	9,895,748
GNMA	3.00	11-20-2045	2,966,069	2,705,762
GNMA	3.00	4-20-2051	4,491,918	4,029,438
GNMA %%	3.00	3-21-2053	2,665,000	2,378,773
GNMA	3.50	12-20-2047	2,685,530	2,505,696
GNMA	3.50	7-20-2051	2,223,052	2,054,616
GNMA	4.00	11-15-2024	175,240	172,915
GNMA	4.00	12-20-2047	1,823,069	1,747,986
GNMA	4.25	6-20-2036	188,747	182,119
GNMA	4.50	8-20-2049	413,011	402,876
GNMA	4.50	7-20-2052	2,653,958	2,575,470
GNMA	5.00	7-20-2040	408,832	413,258
GNMA	5.00	9-20-2052	2,113,603	2,091,274
GNMA	6.00	8-20-2034	39,450	39,096
GNMA	6.50	12-15-2025	3,057	3,134
The accompanying notes are an integral part of these financial statements.

Allspring Government Securities Fund  |  13

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA	6.50%	5-15-2029	$268	$ 275
GNMA	6.50	5-15-2031	543	557
GNMA	6.50	9-20-2033	24,651	25,391
GNMA	7.00	5-15-2026	533	534
GNMA	7.00	3-15-2028	4,322	4,316
GNMA	7.00	4-15-2031	509	506
GNMA	7.00	8-15-2031	14,653	14,553
GNMA	7.00	3-15-2032	11,131	11,034
GNMA	8.00	6-15-2023	17	17
GNMA	8.00	12-15-2023	3,760	3,758
GNMA	8.00	2-15-2024	66	66
GNMA	8.00	6-15-2025	3	3
GNMA Series 2005-23 Class IO ♀±±	0.00	6-17-2045	553,090	1
GNMA Series 2006-32 Class XM ♀±±	0.13	11-16-2045	2,200,332	23
GNMA Series 2008-22 Class XM ♀±±	1.28	2-16-2050	6,219,217	124,264
GNMA Series 2010-158 Class EI ♀	4.00	12-16-2025	1,301,698	29,778
GNMA Series 2012-12 Class HD	2.00	5-20-2062	18,235	16,612
GNMA Series 2019-H06 Class HI ♀±±	1.81	4-20-2069	2,964,898	87,788
Resolution Funding Corporation STRIPS ¤	0.00	1-15-2030	16,245,000	11,953,303
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	9,185,000	6,696,978
STRIPS ¤	0.00	5-15-2039	20,000,000	10,674,079
STRIPS ¤	0.00	5-15-2040	7,275,000	3,548,729
TVA	4.25	9-15-2052	5,000,000	4,524,340
TVA	4.25	9-15-2065	2,600,000	2,311,318
TVA	4.63	9-15-2060	7,550,000	7,249,849
TVA	5.88	4-1-2036	4,380,000	4,885,549
TVA STRIPS ¤	0.00	11-1-2025	5,650,000	4,971,493
TVA STRIPS ¤	0.00	6-15-2035	2,448,000	1,348,633
TVA STRIPS ¤	0.00	1-15-2048	1,000,000	286,500
U.S. International Development Finance Corporation ¤	0.00	1-17-2026	2,000,000	1,973,964
U.S. International Development Finance Corporation	2.12	3-20-2024	4,285,000	4,222,554
U.S. International Development Finance Corporation	2.82	3-20-2024	3,802,500	3,761,337
Total Agency securities (Cost $415,265,716)				377,148,591
Asset-backed securities: 1.31%
American Tower Trust I 144A	3.65	3-15-2048	4,000,000	3,668,005
Navient Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.42%) 144A±	5.04	3-25-2067	210,844	210,686
Navient Student Loan Trust Series 2019-2A Class A2 (1 Month LIBOR +1.00%) 144A±	5.62	2-27-2068	2,485,611	2,449,056
Total Asset-backed securities (Cost $6,696,811)				6,327,747
Corporate bonds and notes: 2.81%
Financials: 2.27%
Consumer finance: 1.88%
Private Export Funding Corporation 144A	0.55	7-30-2024	9,715,000	9,080,901
Diversified financial services: 0.39%
GTP Acquisition Partners Corporation 144A	3.48	6-15-2050	2,000,000	1,893,716
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Government Securities Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 0.54%
Commercial services & supplies: 0.54%
Rockfeller Foundation Class B	2.49%	10-1-2050	$4,000,000	$ 2,628,218
Total Corporate bonds and notes (Cost $15,859,295)				13,602,835
Non-agency mortgage-backed securities: 6.48%
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	644,590	577,745
Arroyo Mortgage Trust Series 2019-1 Class A1 144A±±	3.81	1-25-2049	1,142,821	1,060,738
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	246,357	232,145
Bravo Residential Funding Trust Series 2020-RPL1 Class A1 144A±±	2.50	5-26-2059	1,923,246	1,821,034
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041	3,030,000	2,610,600
CD Commercial Mortgage Trust Series 2014-CR16 Class A3	3.78	4-10-2047	2,540,783	2,493,137
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	2,340,000	2,162,725
FirstKey Homes Trust Series 2021 Class A 144A	1.54	8-17-2038	1,240,470	1,083,612
Goldman Sachs Mortgage Securities Trust Series 2014-GC24 Class A4	3.67	9-10-2047	3,831,208	3,716,607
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	4,735,798
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1 144A±±	3.00	9-25-2059	2,420,624	2,244,700
New Residential Mortgage Loan Series 2020-NQM2 Class A1 144A±±	1.65	5-24-2060	409,190	371,470
Starwood Mortgage Residential Trust Series 2021-6 Class A1 144A±±	1.92	11-25-2066	3,953,383	3,275,308
Towd Point Mortgage Trust Series 2015-2 Class 1M2 144A±±	3.50	11-25-2060	2,194,304	2,143,347
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,384,307
Vendee Mortgage Trust Series 1995-1 Class 4 ±±	7.84	2-15-2025	22,604	22,847
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	45,878	47,196
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064	449,458	400,237
Total Non-agency mortgage-backed securities (Cost $34,514,815)				31,383,553
U.S. Treasury securities: 14.29%
U.S. Treasury Bond ##	2.25	5-15-2041	13,005,000	9,881,260
U.S. Treasury Bond	2.25	2-15-2052	1,905,000	1,358,280
U.S. Treasury Bond	2.88	5-15-2043	2,245,000	1,857,211
U.S. Treasury Bond	3.00	8-15-2052	4,935,000	4,148,484
U.S. Treasury Bond	3.13	5-15-2048	6,980,000	5,958,357
U.S. Treasury Note	2.00	11-15-2041	5,230,000	3,780,105
U.S. Treasury Note ##	2.75	4-30-2027	23,720,000	22,325,531
U.S. Treasury Note ##	2.75	7-31-2027	1,225,000	1,150,830
U.S. Treasury Note ##	3.50	2-15-2033	5,695,000	5,507,243
U.S. Treasury Note ##	4.13	11-15-2032	13,005,000	13,212,267
Total U.S. Treasury securities (Cost $77,229,196)				69,179,568
The accompanying notes are an integral part of these financial statements.

Allspring Government Securities Fund  |  15

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 0.52%
Financials: 0.52%
Banks: 0.52%
Inter-American Development Bank	7.00%	6-15-2025	$2,000,000	$ 2,089,143
International Bank for Reconstruction and Development ¤	0.00	3-11-2031	615,000	434,845
Total Yankee corporate bonds and notes (Cost $2,687,379)				2,523,988
Yankee government bonds: 3.27%
State of Israel	5.50	12-4-2023	15,790,000	15,805,980
Total Yankee government bonds (Cost $16,410,142)				15,805,980

		Yield	Shares
Short-term investments: 1.10%
Investment companies: 1.10%
Allspring Government Money Market Fund Select Class ♠∞##		4.39	5,302,678	5,302,678
Total Short-term investments (Cost $5,302,678)				5,302,678
Total investments in securities (Cost $573,966,032)	107.71%			521,274,940
Other assets and liabilities, net	(7.71)			(37,295,830)
Total net assets	100.00%			$483,979,110

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
♀	Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
COFI	Cost of Funds Index
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Government Securities Fund

Portfolio of investments—February 28, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$43,810,728	$87,592,637	$(126,100,687)	$0	$0	$5,302,678	5,302,678	$111,241
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	309	6-30-2023	$ 63,137,885	$ 62,951,508	$ 0	$ (186,377)
5-Year U.S. Treasury Notes	398	6-30-2023	42,735,865	42,607,766	0	(128,099)
Short
10-Year U.S. Treasury Notes	(69)	6-21-2023	(7,717,172)	(7,704,281)	12,891	0
10-Year U.S. Ultra Treasury Notes	(74)	6-21-2023	(8,692,672)	(8,671,875)	20,797	0
U.S. Long Term Bonds	(159)	6-21-2023	(20,068,503)	(19,909,781)	158,722	0
U.S. Ultra Bond	(100)	6-21-2023	(13,620,656)	(13,506,250)	114,406	0
					$306,816	$(314,476)
The accompanying notes are an integral part of these financial statements.

Allspring Government Securities Fund  |  17

Statement of assets and liabilities—February 28, 2023 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $568,663,354)	$ 515,972,262
Investments in affiliated securities, at value (cost $5,302,678)	5,302,678
Cash	5,135
Cash held at broker	290,000
Cash at broker segregated for futures contracts	2,666,000
Receivable for investments sold	13,327,362
Receivable for interest	2,422,773
Receivable for Fund shares sold	355,905
Principal paydown receivable	55,516
Receivable for daily variation margin on open futures contracts	3,758
Prepaid expenses and other assets	88,200
Total assets	540,489,589
Liabilities
Payable for when-issued transactions	52,370,144
Payable for investments purchased	2,902,493
Payable for Fund shares redeemed	786,981
Dividends payable	172,663
Management fee payable	132,335
Administration fees payable	42,207
Distribution fee payable	967
Accrued expenses and other liabilities	102,689
Total liabilities	56,510,479
Total net assets	$483,979,110
Net assets consist of
Paid-in capital	$ 576,609,778
Total distributable loss	(92,630,668)
Total net assets	$483,979,110
Computation of net asset value and offering price per share
Net assets – Class A	$ 176,410,615
Shares outstanding – Class A1	18,168,478
Net asset value per share – Class A	$9.71
Maximum offering price per share – Class A2	$10.17
Net assets – Class C	$ 1,676,295
Shares outstanding – Class C1	172,664
Net asset value per share – Class C	$9.71
Net assets – Administrator Class	$ 74,369,924
Shares outstanding – Administrator Class[1]	7,662,956
Net asset value per share – Administrator Class	$9.71
Net assets – Institutional Class	$ 231,522,276
Shares outstanding – Institutional Class[1]	23,854,990
Net asset value per share – Institutional Class	$9.71
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Government Securities Fund

Statement of operations—six months ended February 28, 2023 (unaudited)

Investment income
Interest	$ 7,632,568
Income from affiliated securities	111,241
Total investment income	7,743,809
Expenses
Management fee	1,120,081
Administration fees
Class A	144,387
Class C	1,402
Administrator Class	38,634
Institutional Class	95,454
Shareholder servicing fees
Class A	224,191
Class C	2,179
Administrator Class	96,153
Distribution fee
Class C	6,529
Custody and accounting fees	11,629
Professional fees	43,921
Registration fees	22,764
Shareholder report expenses	21,818
Trustees’ fees and expenses	10,625
Other fees and expenses	1,957
Total expenses	1,841,724
Less: Fee waivers and/or expense reimbursements
Fund-level	(116,464)
Class A	(9,024)
Administrator Class	(57,951)
Institutional Class	(59,659)
Net expenses	1,598,626
Net investment income	6,145,183
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(11,362,944)
Futures contracts	1,833,034
Net realized losses on investments	(9,529,910)
Net change in unrealized gains (losses) on
Unaffiliated securities	(12,136,628)
Futures contracts	31,569
Net change in unrealized gains (losses) on investments	(12,105,059)
Net realized and unrealized gains (losses) on investments	(21,634,969)
Net decrease in net assets resulting from operations	$(15,489,786)
The accompanying notes are an integral part of these financial statements.

Allspring Government Securities Fund  |  19

Statement of changes in net assets

	Six months ended February 28, 2023 (unaudited)		Year ended August 31, 2022
Operations
Net investment income		$ 6,145,183		$ 9,261,287
Net realized losses on investments		(9,529,910)		(15,840,928)
Net change in unrealized gains (losses) on investments		(12,105,059)		(64,246,074)
Net decrease in net assets resulting from operations		(15,489,786)		(70,825,715)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,871,901)		(2,702,584)
Class C		(11,540)		(10,895)
Administrator Class		(881,440)		(1,343,333)
Institutional Class		(2,915,708)		(4,534,056)
Total distributions to shareholders		(5,680,589)		(8,590,868)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	604,940	5,886,059	1,408,891	15,372,202
Class C	7,555	73,854	30,432	315,688
Administrator Class	493,871	4,832,455	1,353,906	14,726,732
Institutional Class	6,228,731	61,107,576	17,751,806	191,802,896
		71,899,944		222,217,518
Reinvestment of distributions
Class A	171,477	1,665,674	223,519	2,401,606
Class C	1,019	9,901	883	9,353
Administrator Class	89,371	867,869	122,729	1,319,682
Institutional Class	224,555	2,181,233	314,703	3,374,424
		4,724,677		7,105,065
Payment for shares redeemed
Class A	(2,085,304)	(20,322,206)	(5,223,872)	(56,935,298)
Class C	(41,580)	(409,465)	(90,454)	(963,071)
Administrator Class	(1,179,771)	(11,455,899)	(2,938,959)	(32,001,376)
Institutional Class	(7,935,112)	(77,588,023)	(19,414,727)	(207,837,081)
		(109,775,593)		(297,736,826)
Net decrease in net assets resulting from capital share transactions		(33,150,972)		(68,414,243)
Total decrease in net assets		(54,321,347)		(147,830,826)
Net assets
Beginning of period		538,300,457		686,131,283
End of period		$ 483,979,110		$ 538,300,457
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Government Securities Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.11	$11.49	$11.67	$11.31	$10.65	$11.01
Net investment income	0.11	0.14	0.12 [1]	0.18 [1]	0.23	0.19
Net realized and unrealized gains (losses) on investments	(0.41)	(1.39)	(0.17)	0.38	0.68	(0.35)
Total from investment operations	(0.30)	(1.25)	(0.05)	0.56	0.91	(0.16)
Distributions to shareholders from
Net investment income	(0.10)	(0.13)	(0.11)	(0.19)	(0.25)	(0.20)
Tax basis return of capital	0.00	0.00	(0.02)	(0.01)	0.00	0.00
Total distributions to shareholders	(0.10)	(0.13)	(0.13)	(0.20)	(0.25)	(0.20)
Net asset value, end of period	$9.71	$10.11	$11.49	$11.67	$11.31	$10.65
Total return[2]	(2.96)%	(10.95)%	(0.40)%	5.02%	8.65%	(1.44)%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.89%	0.89%	0.91%	0.91%	0.90%
Net expenses	0.85%	0.84%	0.84%	0.84%	0.85%	0.85%
Net investment income	2.26%	1.28%	1.00%	1.56%	2.20%	1.86%
Supplemental data
Portfolio turnover rate	67%	309%	221%	111%	178%	197%
Net assets, end of period (000s omitted)	$176,411	$196,839	$265,018	$276,310	$271,986	$292,550

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Government Securities Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class C	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.10	$11.49	$11.67	$11.31	$10.65	$11.01
Net investment income	0.07 [1]	0.06 [1]	0.03 [1]	0.09 [1]	0.15 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	(0.40)	(1.40)	(0.17)	0.38	0.68	(0.36)
Total from investment operations	(0.33)	(1.34)	(0.14)	0.47	0.83	(0.24)
Distributions to shareholders from
Net investment income	(0.06)	(0.05)	(0.02)	(0.10)	(0.17)	(0.12)
Tax basis return of capital	0.00	0.00	(0.02)	(0.01)	0.00	0.00
Total distributions to shareholders	(0.06)	(0.05)	(0.04)	(0.11)	(0.17)	(0.12)
Net asset value, end of period	$9.71	$10.10	$11.49	$11.67	$11.31	$10.65
Total return[2]	(3.22)%	(11.71)%	(1.16)%	4.24%	7.84%	(2.18)%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.63%	1.64%	1.66%	1.66%	1.65%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	1.50%	0.52%	0.24%	0.81%	1.44%	1.12%
Supplemental data
Portfolio turnover rate	67%	309%	221%	111%	178%	197%
Net assets, end of period (000s omitted)	$1,676	$2,078	$3,042	$7,560	$11,026	$15,508

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Government Securities Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Administrator Class	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.10	$11.48	$11.66	$11.31	$10.65	$11.01
Net investment income	0.12 [1]	0.16 [1]	0.14 [1]	0.20 [1]	0.26 [1]	0.22 [1]
Net realized and unrealized gains (losses) on investments	(0.40)	(1.39)	(0.16)	0.37	0.67	(0.35)
Total from investment operations	(0.28)	(1.23)	(0.02)	0.57	0.93	(0.13)
Distributions to shareholders from
Net investment income	(0.11)	(0.15)	(0.14)	(0.21)	(0.27)	(0.23)
Tax basis return of capital	0.00	0.00	(0.02)	(0.01)	0.00	0.00
Total distributions to shareholders	(0.11)	(0.15)	(0.16)	(0.22)	(0.27)	(0.23)
Net asset value, end of period	$9.71	$10.10	$11.48	$11.66	$11.31	$10.65
Total return[2]	(2.76)%	(10.78)%	(0.21)%	5.15%	8.88%	(1.23)%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.83%	0.85%	0.85%	0.84%
Net expenses	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	2.47%	1.49%	1.21%	1.75%	2.42%	2.07%
Supplemental data
Portfolio turnover rate	67%	309%	221%	111%	178%	197%
Net assets, end of period (000s omitted)	$74,370	$83,432	$111,639	$120,181	$106,355	$91,671

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Government Securities Fund  |  23

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.10	$11.48	$11.66	$11.31	$10.65	$11.00
Net investment income	0.13 [1]	0.17	0.16 [1]	0.21 [1]	0.27 [1]	0.24 [1]
Net realized and unrealized gains (losses) on investments	(0.40)	(1.38)	(0.17)	0.38	0.68	(0.35)
Total from investment operations	(0.27)	(1.21)	(0.01)	0.59	0.95	(0.11)
Distributions to shareholders from
Net investment income	(0.12)	(0.17)	(0.15)	(0.23)	(0.29)	(0.24)
Tax basis return of capital	0.00	0.00	(0.02)	(0.01)	0.00	0.00
Total distributions to shareholders	(0.12)	(0.17)	(0.17)	(0.24)	(0.29)	(0.24)
Net asset value, end of period	$9.71	$10.10	$11.48	$11.66	$11.31	$10.65
Total return[2]	(2.68)%	(10.63)%	(0.05)%	5.31%	9.05%	(0.99)%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.56%	0.56%	0.58%	0.58%	0.57%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.63%	1.66%	1.36%	1.87%	2.56%	2.22%
Supplemental data
Portfolio turnover rate	67%	309%	221%	111%	178%	197%
Net assets, end of period (000s omitted)	$231,522	$255,952	$306,431	$329,083	$210,424	$310,966

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Government Securities Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Government Securities Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make

Allspring Government Securities Fund  |  25

Notes to financial statements (unaudited)
requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $583,209,149 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 1,287,486
Gross unrealized losses	(63,229,355)
Net unrealized losses	$(61,941,869)
As of August 31, 2022, the Fund had capital loss carryforwards which consisted of $21,709,751 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

26  |  Allspring Government Securities Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 377,148,591	$0	$ 377,148,591
Asset-backed securities	0	6,327,747	0	6,327,747
Corporate bonds and notes	0	13,602,835	0	13,602,835
Non-agency mortgage-backed securities	0	31,383,553	0	31,383,553
U.S. Treasury securities	69,179,568	0	0	69,179,568
Yankee corporate bonds and notes	0	2,523,988	0	2,523,988
Yankee government bonds	0	15,805,980	0	15,805,980
Short-term investments
Investment companies	5,302,678	0	0	5,302,678
	74,482,246	446,792,694	0	521,274,940
Futures contracts	306,816	0	0	306,816
Total assets	$74,789,062	$446,792,694	$0	$521,581,756
Liabilities
Futures contracts	$ 314,476	$ 0	$0	$ 314,476
Total liabilities	$ 314,476	$ 0	$0	$ 314,476
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection

Allspring Government Securities Fund  |  27

Notes to financial statements (unaudited)
with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.450%
Next $500 million	0.425
Next $2 billion	0.400
Next $2 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.320
For the six months ended February 28, 2023, the advisory fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of February 28, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.85%
Class C	1.60
Administrator Class	0.64
Institutional Class	0.48

28  |  Allspring Government Securities Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2023, Allspring Funds Distributor received $374 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$181,469,599	$175,800,692	$183,118,906	$196,323,514
6. DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2023, the Fund entered into futures contracts to manage duration and yield curve exposures. The Fund had an average notional amount of $77,860,193 in long futures contracts and $41,115,656 in short futures contracts during the six months ended February 28, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2023, there were no borrowings by the Fund under the agreement.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Government Securities Fund  |  29

Notes to financial statements (unaudited)
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

30  |  Allspring Government Securities Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Government Securities Fund  |  31

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

32  |  Allspring Government Securities Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Government Securities Fund  |  33

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

34  |  Allspring Government Securities Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03102023-gbjw1iew 04-23
SAR3004 02-23

Semi-Annual Report
February 28, 2023
Allspring High Yield Bond Fund

The views expressed and any forward-looking statements are as of February 28, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring High Yield Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring High Yield Bond Fund for the six-month period that ended February 28, 2023. Globally, stocks and bonds experienced heightened volatility through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with non-U.S. equities––both developed market and emerging market––outperforming U.S. stocks overall. Bonds––both U.S. and non-U.S.––began to recover from sustained aggressive interest rate increases. After suffering deep and broad losses over the past year, recent fixed income performance benefited from a base of higher yields that can now generate higher income. For the period, U.S. stocks, based on the S&P 500 Index,1 returned 1.26%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.30%, while the MSCI EM Index (Net) (USD)3 lost 2.29%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.13%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -0.11%, the Bloomberg Municipal Bond Index6 gained 0.66%, and the ICE BofA U.S. High Yield Index7 returned 2.41%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets
A challenging calendar year for investors continued in September as all asset classes suffered major losses. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar weighed on results for investors holding non-U.S.-dollar assets. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The Bank of England (BoE) then stepped in and bought long-dated government bonds.
“ A challenging calendar year for investors continued in September as all asset classes suffered major losses.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring High Yield Bond Fund

Letter to shareholders (unaudited)
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the BoE and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring High Yield Bond Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring High Yield Bond Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of a high level of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Chris Lee, CFA®‡, Michael J. Schueller, CFA®‡

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EKHAX)	1-20-1998	-9.83	0.58	2.62	-5.68	1.52	3.08	1.01	0.93
Class C (EKHCX)	1-21-1998	-7.68	0.76	2.49	-6.68	0.76	2.49	1.76	1.68
Administrator Class (EKHYX)	4-14-1998	–	–	–	-5.85	1.65	3.25	0.95	0.80
Institutional Class (EKHIX)[3]	10-31-2014	–	–	–	-5.60	1.92	3.44	0.68	0.53
ICE BofA U.S. High Yield Constrained Index[4]	–	–	–	–	-5.45	2.69	4.02	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through December 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.93% for Class A, 1.68% for Class C, 0.80% for Administrator Class, and 0.53% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[4]	The ICE BofA U.S. High Yield Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB–/Baa3, but are not in default. The ICE BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring High Yield Bond Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2023[1]
Enviva Partners LP, 6.50%, 1-15-2026	1.61
Gray Escrow II Incorporated, 5.38%, 11-15-2031	1.47
Enact Holdings Incorporated, 6.50%, 8-15-2025	1.34
Occidental Petroleum Corporation, 6.45%, 9-15-2036	1.27
PG&E Corporation, 5.25%, 7-1-2030	1.26
The Geo Group Incorporated, 11.74%, 3-23-2027	1.26
CoreCivic Incorporated, 8.25%, 4-15-2026	1.25
CCM Merger Incorporated , 6.38%, 5-1-2026	1.22
TerraForm Power Operating LLC, 5.00%, 1-31-2028	1.17
GIP III Stetson I LP, 8.88%, 7-18-2025	1.14
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Credit quality as of February 28, 2023[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Allspring High Yield Bond Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2022 to February 28, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2022	Ending account value 2-28-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,027.88	$4.68	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Class C
Actual	$1,000.00	$1,020.57	$8.42	1.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.46	$8.40	1.68%
Administrator Class
Actual	$1,000.00	$1,028.52	$4.02	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Institutional Class
Actual	$1,000.00	$1,029.90	$2.67	0.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$2.66	0.53%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8  |  Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Common stocks: 0.24%
Energy: 0.17%
Oil, gas & consumable fuels: 0.17%
Denbury Incorporated †	6,070	$ 506,056
Financials: 0.07%
Mortgage REITs: 0.07%
Starwood Property Trust Incorporated	11,000	210,760
Total Common stocks (Cost $691,705)		716,816

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 82.17%
Communication services: 14.65%
Diversified telecommunication services: 0.81%
Cablevision Lightpath LLC 144A	3.88%	9-15-2027	$ 860,000	701,038
Cablevision Lightpath LLC 144A	5.63	9-15-2028	800,000	596,000
Level 3 Financing Incorporated 144A	3.63	1-15-2029	1,775,000	1,138,982
				2,436,020
Entertainment: 1.13%
Dave & Buster's Incorporated 144A	7.63	11-1-2025	535,000	542,356
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	575,000	499,968
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	670,000	644,962
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	1,735,000	1,705,939
				3,393,225
Media: 12.71%
CCO Holdings LLC 144A	4.25	1-15-2034	3,175,000	2,376,654
CCO Holdings LLC 144A	4.50	8-15-2030	3,000,000	2,467,560
CCO Holdings LLC 144A	5.00	2-1-2028	975,000	883,594
CCO Holdings LLC 144A	5.13	5-1-2027	1,975,000	1,827,408
Cinemark USA Incorporated 144A«	5.25	7-15-2028	1,675,000	1,407,419
Cinemark USA Incorporated 144A	8.75	5-1-2025	1,965,000	2,004,695
Clear Channel Outdoor Holdings 144A	7.50	6-1-2029	1,865,000	1,510,650
CSC Holdings LLC 144A	4.13	12-1-2030	1,670,000	1,206,876
CSC Holdings LLC 144A	5.75	1-15-2030	2,725,000	1,560,689
DIRECTV Financing LLC 144A	5.88	8-15-2027	1,675,000	1,497,481
DISH DBS Corporation 144A	5.75	12-1-2028	1,225,000	978,530
DISH Network Corporation 144A	11.75	11-15-2027	1,475,000	1,494,507
Gray Escrow II Incorporated 144A	5.38	11-15-2031	5,975,000	4,436,145
Match Group Holdings II LLC 144A«	5.63	2-15-2029	2,495,000	2,298,612
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	950,000	830,557
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	905,000	840,503
Outfront Media Capital Corporation 144A	4.63	3-15-2030	1,275,000	1,042,363
Outfront Media Capital Corporation 144A	5.00	8-15-2027	1,250,000	1,128,125
QVC Incorporated	4.38	9-1-2028	1,330,000	741,063
QVC Incorporated	4.75	2-15-2027	1,220,000	780,800
QVC Incorporated	5.95	3-15-2043	700,000	336,218
Scripps Escrow II Incorporated 144A«	5.38	1-15-2031	1,625,000	1,150,468
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	1,800,000	1,441,299
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Bond Fund  |  9

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Sirius XM Radio Incorporated 144A	4.13%	7-1-2030	$1,860,000	$ 1,511,677
Townsquare Media Incorporated 144A	6.88	2-1-2026	2,815,000	2,579,308
				38,333,201
Consumer discretionary: 12.65%
Auto components: 0.06%
Clarios Global LP 144A	6.25	5-15-2026	176,000	172,744
Automobiles: 0.55%
Ford Motor Company	3.25	2-12-2032	1,035,000	784,641
Ford Motor Company	4.75	1-15-2043	1,200,000	875,156
				1,659,797
Hotels, restaurants & leisure: 7.27%
Carnival Corporation 144A	4.00	8-1-2028	1,175,000	993,392
Carnival Corporation 144A	6.00	5-1-2029	1,925,000	1,499,190
Carnival Corporation 144A	9.88	8-1-2027	1,850,000	1,883,282
Carnival Holdings Bermuda Limited 144A	10.38	5-1-2028	2,275,000	2,434,250
CCM Merger Incorporated 144A	6.38	5-1-2026	3,845,000	3,689,802
Churchill Downs Incorporated 144A	4.75	1-15-2028	1,655,000	1,506,492
MGM Resorts International	6.75	5-1-2025	635,000	636,568
NCL Corporation Limited 144A	5.88	3-15-2026	1,945,000	1,682,425
NCL Corporation Limited 144A	5.88	2-15-2027	1,310,000	1,215,025
NCL Corporation Limited 144A«	7.75	2-15-2029	830,000	722,515
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	200,000	175,787
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	2,655,000	2,314,098
Royal Caribbean Cruises Limited 144A	9.25	1-15-2029	905,000	959,961
Royal Caribbean Cruises Limited 144A	11.63	8-15-2027	2,075,000	2,209,958
				21,922,745
Household durables: 0.39%
Toll Brothers Finance Corporation	4.35	2-15-2028	1,260,000	1,160,449
Multiline retail: 1.09%
LSF9 Atlantis Holdings LLC 144A	7.75	2-15-2026	2,430,000	2,136,720
Macy's Retail Holdings LLC 144A«	5.88	4-1-2029	945,000	858,400
Macy's Retail Holdings LLC 144A	6.13	3-15-2032	355,000	305,300
				3,300,420
Specialty retail: 2.46%
Bath & Body Works Incorporated 144A	9.38	7-1-2025	635,000	671,513
Michaels Companies Incorporated 144A	7.88	5-1-2029	1,980,000	1,489,950
NMG Holding Company Incorporated 144A	7.13	4-1-2026	1,325,000	1,278,625
PetSmart Incorporated 144A	4.75	2-15-2028	2,510,000	2,284,616
Rent-A-Center Incorporated 144A«	6.38	2-15-2029	1,980,000	1,698,583
				7,423,287
Textiles, apparel & luxury goods: 0.83%
G-III Apparel Group Limited 144A	7.88	8-15-2025	2,640,000	2,488,200
The accompanying notes are an integral part of these financial statements.

10  |  Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer staples: 0.62%
Food products: 0.62%
CHS Incorporated 144A	5.25%	5-15-2030	$1,055,000	$ 844,127
US Foods Incorporated 144A	6.25	4-15-2025	1,025,000	1,021,253
				1,865,380
Energy: 15.77%
Energy equipment & services: 3.73%
Bristow Group Incorporated 144A	6.88	3-1-2028	3,025,000	2,847,644
Hilcorp Energy Company 144A	5.75	2-1-2029	490,000	443,450
Hilcorp Energy Company 144A	6.00	4-15-2030	350,000	317,517
Hilcorp Energy Company 144A	6.25	11-1-2028	610,000	566,744
Hilcorp Energy Company 144A	6.25	4-15-2032	350,000	317,377
Oceaneering International Incorporated	4.65	11-15-2024	900,000	866,322
Oceaneering International Incorporated	6.00	2-1-2028	1,875,000	1,778,663
Pattern Energy Operations LP 144A	4.50	8-15-2028	3,250,000	2,902,283
USA Compression Partners LP	6.88	4-1-2026	1,150,000	1,102,149
USA Compression Partners LP	6.88	9-1-2027	100,000	94,684
				11,236,833
Oil, gas & consumable fuels: 12.04%
Aethon United 144A	8.25	2-15-2026	1,600,000	1,538,931
Archrock Partners LP 144A	6.25	4-1-2028	415,000	393,951
Archrock Partners LP 144A	6.88	4-1-2027	1,650,000	1,600,715
Buckeye Partners LP 144A	4.50	3-1-2028	1,025,000	900,062
CQP Holdco LP 144A	5.50	6-15-2031	2,075,000	1,820,813
DT Midstream Incorporated 144A	4.38	6-15-2031	2,475,000	2,072,813
Encino Acquisition Partners Company 144A	8.50	5-1-2028	3,080,000	2,690,349
EnLink Midstream Partners LP	5.38	6-1-2029	1,200,000	1,114,278
EnLink Midstream Partners LP 144A	6.50	9-1-2030	1,050,000	1,034,177
Enviva Partners LP 144A	6.50	1-15-2026	5,175,000	4,851,356
EQM Midstream Partners 144A	7.50	6-1-2027	20,000	19,600
EQM Midstream Partners 144A	7.50	6-1-2030	1,555,000	1,481,481
Harvest Midstream LP 144A	7.50	9-1-2028	1,000,000	964,360
Hess Midstream Operation Company 144A	5.50	10-15-2030	205,000	184,500
Kinetik Holdings LP Company 144A	5.88	6-15-2030	1,615,000	1,492,599
Murphy Oil Corporation	6.38	7-15-2028	710,000	685,381
Nabors Industries Limited 144A	7.38	5-15-2027	1,240,000	1,195,087
Occidental Petroleum Corporation	6.45	9-15-2036	3,800,000	3,819,000
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	1,415,000	1,158,696
Southwestern Energy Company	4.75	2-1-2032	1,825,000	1,568,277
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	3,155,000	2,720,683
Tallgrass Energy Partners LP 144A	6.00	9-1-2031	155,000	132,453
Venture Global Calcasieu Pass LLC 144A	6.25	1-15-2030	1,725,000	1,701,281
Vital Energy Incorporated	9.50	1-15-2025	1,165,000	1,174,402
				36,315,245
Financials: 12.73%
Capital markets: 0.27%
Oppenheimer Holdings Incorporated	5.50	10-1-2025	825,000	810,563
Consumer finance: 5.24%
FirstCash Incorporated 144A	4.63	9-1-2028	2,215,000	1,924,215
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Bond Fund  |  11

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
FirstCash Incorporated 144A	5.63%	1-1-2030	$ 210,000	$ 185,753
Ford Motor Credit Company LLC	4.39	1-8-2026	1,600,000	1,504,976
Ford Motor Credit Company LLC	5.11	5-3-2029	3,325,000	3,039,383
Ford Motor Credit Company LLC	5.13	6-16-2025	200,000	193,076
LFS TopCo LLC 144A	5.88	10-15-2026	895,000	770,771
Navient Corporation	5.00	3-15-2027	1,325,000	1,177,925
Navient Corporation	5.63	8-1-2033	700,000	525,329
Navient Corporation	5.88	10-25-2024	350,000	340,221
OneMain Finance Corporation	5.38	11-15-2029	935,000	787,307
OneMain Finance Corporation	7.13	3-15-2026	575,000	558,963
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	1,805,000	1,268,799
PRA Group Incorporated 144A	5.00	10-1-2029	2,075,000	1,768,336
Rocket Mortgage LLC 144A	2.88	10-15-2026	1,375,000	1,186,474
Rocket Mortgage LLC 144A	4.00	10-15-2033	765,000	565,562
				15,797,090
Diversified financial services: 2.47%
Camelot Return Merger Sub Incorporated 144A	8.75	8-1-2028	2,640,000	2,508,000
Hat Holdings LLC 144A	3.38	6-15-2026	850,000	737,375
Hat Holdings LLC 144A	3.75	9-15-2030	495,000	373,666
Hat Holdings LLC 144A	6.00	4-15-2025	395,000	380,689
LPL Holdings Incorporated 144A	4.38	5-15-2031	2,570,000	2,223,129
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	1,310,000	1,216,990
				7,439,849
Insurance: 1.85%
Amwins Group Incorporated 144A	4.88	6-30-2029	1,905,000	1,617,924
AssuredPartners Incorporated 144A	5.63	1-15-2029	1,050,000	889,657
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	2,425,000	2,087,715
Tri Pointe Homes Incorporated	5.88	6-15-2024	1,000,000	987,500
				5,582,796
Mortgage REITs: 0.67%
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	1,495,000	1,296,095
Starwood Property Trust Incorporated	4.75	3-15-2025	760,000	725,245
				2,021,340
Thrifts & mortgage finance: 2.23%
Enact Holdings Incorporated 144A	6.50	8-15-2025	4,115,000	4,044,016
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	2,250,000	1,912,645
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	65,000	52,856
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	850,000	703,545
				6,713,062
Health care: 1.63%
Health care providers & services: 1.10%
Air Methods Corporation 144A	8.00	5-15-2025	755,000	45,300
Pediatrix Medical Group 144A«	5.38	2-15-2030	830,000	732,213
Select Medical Corporation 144A	6.25	8-15-2026	1,775,000	1,695,125
Tenet Healthcare Corporation	4.88	1-1-2026	875,000	833,338
				3,305,976
The accompanying notes are an integral part of these financial statements.

12  |  Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.53%
Catalent Pharma Solutions Company 144A	5.00%	7-15-2027	$1,675,000	$ 1,614,482
Industrials: 9.11%
Aerospace & defense: 1.18%
Spirit AeroSystems Incorporated 144A	7.50	4-15-2025	840,000	839,244
Spirit AeroSystems Incorporated 144A	9.38	11-30-2029	1,925,000	2,033,281
TransDigm Group Incorporated	7.50	3-15-2027	700,000	691,250
				3,563,775
Airlines: 1.48%
American Airlines Group Incorporated 144A	5.75	4-20-2029	1,275,000	1,212,672
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	1,135,000	1,055,454
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	2,185,000	2,193,194
				4,461,320
Commercial services & supplies: 2.12%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	2,205,000	1,642,667
Allied Universal Holdco LLC 144A	6.63	7-15-2026	1,000,000	949,760
CoreCivic Incorporated	8.25	4-15-2026	3,730,000	3,776,140
				6,368,567
Machinery: 1.66%
Chart Industries Incorporated 144A	7.50	1-1-2030	315,000	319,725
Chart Industries Incorporated 144A	9.50	1-1-2031	525,000	548,625
TK Elevator US Newco Incorporated 144A	5.25	7-15-2027	2,300,000	2,083,643
Werner FinCo LP 144A	8.75	7-15-2025	2,580,000	2,057,550
				5,009,543
Road & rail: 1.52%
Uber Technologies Incorporated 144A	4.50	8-15-2029	2,895,000	2,559,412
Uber Technologies Incorporated 144A	8.00	11-1-2026	2,000,000	2,030,453
				4,589,865
Trading companies & distributors: 1.15%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	2,205,000	1,969,201
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	830,000	809,560
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	675,000	693,513
				3,472,274
Information technology: 5.22%
Communications equipment: 0.70%
Ciena Corporation 144A	4.00	1-31-2030	1,000,000	851,250
CommScope Technologies LLC 144A	4.75	9-1-2029	415,000	338,225
CommScope Technologies LLC 144A	5.00	3-15-2027	1,195,000	911,112
				2,100,587
Electronic equipment, instruments & components: 0.55%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	1,660,000	1,675,049
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Bond Fund  |  13

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
IT services: 1.81%
Sabre GLBL Incorporated 144A	9.25%	4-15-2025	$3,155,000	$ 3,105,597
Sabre GLBL Incorporated 144A	11.25	12-15-2027	2,360,000	2,358,513
				5,464,110
Software: 2.16%
McAfee Corporation 144A	7.38	2-15-2030	1,800,000	1,426,547
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	820,000	621,273
MPH Acquisition Holdings LLC 144A«	5.75	11-1-2028	2,235,000	1,452,571
NCR Corporation 144A	6.13	9-1-2029	2,000,000	1,945,000
SS&C Technologies Incorporated 144A	5.50	9-30-2027	1,125,000	1,058,635
				6,504,026
Materials: 2.85%
Chemicals: 0.49%
Avient Corporation 144A	7.13	8-1-2030	405,000	406,013
Chemours Company 144A	4.63	11-15-2029	1,300,000	1,055,041
				1,461,054
Containers & packaging: 1.30%
Berry Global Incorporated 144A	5.63	7-15-2027	2,450,000	2,358,125
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	1,735,000	1,567,364
				3,925,489
Metals & mining: 0.70%
Arches Buyer Incorporated 144A	4.25	6-1-2028	725,000	596,806
Arches Buyer Incorporated 144A«	6.13	12-1-2028	1,830,000	1,506,383
				2,103,189
Paper & forest products: 0.36%
Clearwater Paper Corporation 144A	4.75	8-15-2028	1,255,000	1,097,434
Real estate: 2.93%
Equity REITs: 2.93%
GLP Capital LP	3.25	1-15-2032	1,050,000	834,054
Iron Mountain Incorporated 144A	4.50	2-15-2031	3,800,000	3,146,315
MPT Operating Partnership LP	3.50	3-15-2031	3,335,000	2,286,009
Service Properties Trust Company	4.35	10-1-2024	1,825,000	1,746,890
Service Properties Trust Company	4.95	2-15-2027	915,000	788,821
Service Properties Trust Company	5.25	2-15-2026	50,000	45,375
				8,847,464
Utilities: 4.01%
Electric utilities: 1.26%
PG&E Corporation	5.25	7-1-2030	4,260,000	3,802,050
Independent power & renewable electricity producers: 2.75%
NSG Holdings LLC 144A	7.75	12-15-2025	1,806,439	1,770,311
TerraForm Power Operating LLC 144A	5.00	1-31-2028	3,830,000	3,523,600
Vistra Operations Company LLC 144A	4.38	5-1-2029	1,300,000	1,123,062
The accompanying notes are an integral part of these financial statements.

14  |  Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Independent power & renewable electricity producers (continued)
Vistra Operations Company LLC 144A	5.63%	2-15-2027	$1,375,000	$ 1,302,978
Vistra Operations Company LLC (5 Year Treasury Constant Maturity +5.74%) 144Aʊ±	7.00	12-15-2026	615,000	575,228
				8,295,179
Total Corporate bonds and notes (Cost $273,369,938)				247,733,679
Loans: 7.05%
Communication services: 1.33%
Diversified telecommunication services: 0.75%
Intelsat Jackson Holdings SA (U.S. SOFR 1 Month +4.25%) ±	9.18	2-1-2029	2,293,732	2,265,061
Entertainment: 0.23%
Dave & Buster's Incorporated (U.S. SOFR 1 Month +5.00%) <±	9.75	6-29-2029	696,849	698,765
Media: 0.35%
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) ±	8.23	8-21-2026	581,992	550,466
Hubbard Radio LLC (1 Month LIBOR +4.25%) ±	8.89	3-28-2025	554,991	491,628
				1,042,094
Consumer discretionary: 0.14%
Specialty retail: 0.14%
Michaels Companies Incorporated (1 Month LIBOR +4.25%) ±	8.98	4-15-2028	460,327	420,623
Energy: 2.01%
Oil, gas & consumable fuels: 2.01%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	9.23	9-29-2028	2,095,490	2,086,501
GIP III Stetson I LP (3 Month LIBOR +4.25%) ±	8.88	7-18-2025	3,445,167	3,435,486
M6 ETX Holdings II MidCo LLC (U.S. SOFR 1 Month +4.50%) ±	9.16	9-19-2029	558,600	555,572
				6,077,559
Financials: 1.09%
Diversified financial services: 0.69%
CTC Holdings LP (U.S. SOFR 1 Month +5.00%) ‡±	9.95	2-20-2029	287,825	280,629
Mallinckrodt International Finace SA (3 Month LIBOR +5.25%) <±	9.99	9-30-2027	24,958	19,693
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡<±	8.98	4-30-2024	1,065,000	836,025
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	8.13	5-30-2025	957,107	941,554
				2,077,901
Insurance: 0.40%
Asurion LLC (1 Month LIBOR +3.00%) <±	7.63	11-3-2024	785,000	529,914
Asurion LLC (1 Month LIBOR +5.25%) ±	9.88	1-31-2028	800,000	680,800
				1,210,714
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Bond Fund  |  15

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 0.31%
Health care technology: 0.31%
Athenahealth Incorporated (U.S. SOFR 1 Month +3.50%) ±	3.50%	2-15-2029	$ 77,114	$ 71,138
Athenahealth Incorporated (U.S. SOFR 1 Month +3.50%) ±	8.06	2-15-2029	943,953	870,797
				941,935
Industrials: 2.17%
Airlines: 0.81%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	10.00	6-21-2027	1,260,000	1,310,715
SkyMiles IP Limited (3 Month LIBOR +3.75%) <±	8.56	10-20-2027	1,086,500	1,123,854
				2,434,569
Commercial services & supplies: 1.26%
The Geo Group Incorporated (1 Month LIBOR +7.13%) ±	11.74	3-23-2027	3,768,293	3,793,879
Machinery: 0.10%
Chart Industries Incorporated (U.S. SOFR 1 Month +3.75%) <±	8.59	12-7-2029	305,000	304,430
Total Loans (Cost $21,237,094)				21,267,530
Yankee corporate bonds and notes: 8.34%
Communication services: 0.93%
Media: 0.58%
Videotron Limited 144A	5.13	4-15-2027	1,850,000	1,729,750
Wireless telecommunication services: 0.35%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	1,150,000	1,063,796
Consumer discretionary: 0.27%
Auto components: 0.27%
Adient Global Holdings Limited 144A	4.88	8-15-2026	870,000	805,150
Energy: 0.70%
Oil, gas & consumable fuels: 0.70%
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	2,230,000	2,099,965
Financials: 1.31%
Diversified financial services: 1.31%
Castlelake Aviation Finance 144A«	5.00	4-15-2027	1,905,000	1,711,006
New Red Finance Incorporated 144A	3.88	1-15-2028	850,000	756,380
New Red Finance Incorporated 144A	4.00	10-15-2030	1,795,000	1,482,526
				3,949,912
Health care: 0.97%
Biotechnology: 0.51%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	1,800,000	1,539,000
Pharmaceuticals: 0.46%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	770,000	480,291
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	950,000	913,188
				1,393,479
The accompanying notes are an integral part of these financial statements.

16  |  Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 3.42%
Airlines: 1.57%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50%	7-15-2026	$2,475,000	$ 2,635,875
VistaJet Malta Finance PLC 144A	6.38	2-1-2030	2,400,000	2,100,637
				4,736,512
Electrical equipment: 0.92%
Sensata Technologies BV 144A	4.00	4-15-2029	2,020,000	1,781,579
Sensata Technologies BV 144A	5.88	9-1-2030	1,060,000	1,005,103
				2,786,682
Trading companies & distributors: 0.93%
Fly Leasing Limited 144A##	7.00	10-15-2024	3,220,000	2,793,636
Information technology: 0.40%
Technology hardware, storage & peripherals: 0.40%
Seagate HDD	4.13	1-15-2031	1,468,000	1,217,985
Materials: 0.34%
Containers & packaging: 0.34%
Ardagh Packaging Finance plc 144A	6.00	6-15-2027	1,050,000	1,016,127
Total Yankee corporate bonds and notes (Cost $27,463,765)				25,131,994

		Yield	Shares
Short-term investments: 3.27%
Investment companies: 3.27%
Allspring Government Money Market Fund Select Class ♠∞##		4.39	1,483,915	1,483,915
Securities Lending Cash Investments LLC ♠∩∞		4.54	8,363,671	8,363,671
Total Short-term investments (Cost $9,847,247)				9,847,586
Total investments in securities (Cost $332,609,749)	101.07%			304,697,605
Other assets and liabilities, net	(1.07)			(3,223,856)
Total net assets	100.00%			$301,473,749

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Bond Fund  |  17

Portfolio of investments—February 28, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,285,787	$62,854,594	$(72,656,466)	$ 0	$ 0	$ 1,483,915	1,483,915	$ 75,436
Securities Lending Cash Investments LLC	2,080,069	51,582,003	(45,298,006)	(734)	339	8,363,671	8,363,671	76,749 #
				$ (734)	$339	$9,847,586		$152,185

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring High Yield Bond Fund

Statement of assets and liabilities—February 28, 2023 (unaudited)

Assets
Investments in unaffiliated securities (including $8,187,588 of securities loaned), at value (cost $322,762,502)	$ 294,850,019
Investments in affiliated securities, at value (cost $9,847,247)	9,847,586
Cash	39,909
Receivable for investments sold	5,342,402
Receivable for interest	4,685,539
Receivable for securities lending income, net	22,180
Receivable for Fund shares sold	10,985
Prepaid expenses and other assets	44,755
Total assets	314,843,375
Liabilities
Payable upon receipt of securities loaned	8,363,671
Payable for investments purchased	4,181,588
Payable for Fund shares redeemed	418,551
Management fee payable	101,150
Dividends payable	89,398
Administration fees payable	30,229
Distribution fee payable	1,118
Accrued expenses and other liabilities	183,921
Total liabilities	13,369,626
Total net assets	$301,473,749
Net assets consist of
Paid-in capital	$ 391,598,846
Total distributable loss	(90,125,097)
Total net assets	$301,473,749
Computation of net asset value and offering price per share
Net assets – Class A	$ 179,077,789
Shares outstanding – Class A1	61,424,404
Net asset value per share – Class A	$2.92
Maximum offering price per share – Class A2	$3.06
Net assets – Class C	$ 1,900,217
Shares outstanding – Class C1	649,855
Net asset value per share – Class C	$2.92
Net assets – Administrator Class	$ 13,579,299
Shares outstanding – Administrator Class[1]	4,652,214
Net asset value per share – Administrator Class	$2.92
Net assets – Institutional Class	$ 106,916,444
Shares outstanding – Institutional Class[1]	36,617,408
Net asset value per share – Institutional Class	$2.92
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Bond Fund  |  19

Statement of operations—six months ended February 28, 2023 (unaudited)

Investment income
Interest	$ 10,420,815
Income from affiliated securities	179,746
Dividends	32,300
Total investment income	10,632,861
Expenses
Management fee	834,153
Administration fees
Class A	143,685
Class C	1,633
Administrator Class	6,804
Institutional Class	43,229
Shareholder servicing fees
Class A	224,177
Class C	2,545
Administrator Class	16,982
Distribution fee
Class C	7,634
Custody and accounting fees	8,997
Professional fees	36,388
Registration fees	16,100
Shareholder report expenses	16,433
Trustees’ fees and expenses	10,624
Other fees and expenses	3,980
Total expenses	1,373,364
Less: Fee waivers and/or expense reimbursements
Fund-level	(140,266)
Administrator Class	(4,763)
Institutional Class	(37,826)
Net expenses	1,190,509
Net investment income	9,442,352
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(8,649,855)
Affiliated securities	(734)
Net realized losses on investments	(8,650,589)
Net change in unrealized gains (losses) on
Unaffiliated securities	8,147,165
Affiliated securities	339
Net change in unrealized gains (losses) on investments	8,147,504
Net realized and unrealized gains (losses) on investments	(503,085)
Net increase in net assets resulting from operations	$ 8,939,267
The accompanying notes are an integral part of these financial statements.

20  |  Allspring High Yield Bond Fund

Statement of changes in net assets

	Six months ended February 28, 2023 (unaudited)		Year ended August 31, 2022
Operations
Net investment income		$ 9,442,352		$ 14,605,041
Net realized losses on investments		(8,650,589)		(8,111,652)
Net change in unrealized gains (losses) on investments		8,147,504		(50,715,580)
Net increase (decrease) in net assets resulting from operations		8,939,267		(44,222,191)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,970,008)		(8,681,745)
Class C		(48,619)		(104,228)
Administrator Class		(385,253)		(681,298)
Institutional Class		(3,202,376)		(5,359,209)
Total distributions to shareholders		(8,606,256)		(14,826,480)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,004,991	2,910,882	2,258,343	7,258,246
Class C	8,967	26,391	26,839	85,400
Administrator Class	41,880	121,839	126,614	418,863
Institutional Class	10,691,626	30,430,456	18,518,205	60,159,788
		33,489,568		67,922,297
Reinvestment of distributions
Class A	1,569,931	4,541,540	2,509,753	7,928,405
Class C	16,777	48,616	32,772	104,172
Administrator Class	124,482	360,732	201,763	638,979
Institutional Class	1,088,597	3,155,988	1,659,213	5,256,201
		8,106,876		13,927,757
Payment for shares redeemed
Class A	(5,082,782)	(14,735,123)	(9,975,519)	(32,130,537)
Class C	(190,774)	(554,433)	(434,843)	(1,408,617)
Administrator Class	(322,087)	(934,748)	(817,280)	(2,640,902)
Institutional Class	(9,037,117)	(26,168,194)	(21,193,164)	(66,599,574)
		(42,392,498)		(102,779,630)
Net decrease in net assets resulting from capital share transactions		(796,054)		(20,929,576)
Total decrease in net assets		(463,043)		(79,978,247)
Net assets
Beginning of period		301,936,792		381,915,039
End of period		$301,473,749		$ 301,936,792
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Bond Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$2.92	$3.45	$3.33	$3.29	$3.28	$3.40
Net investment income	0.09	0.13	0.11	0.13	0.14	0.14
Payment from affiliate	0.00	0.00	0.00	0.00 [1]	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.01)	(0.53)	0.12	0.04	0.01	(0.12)
Total from investment operations	0.08	(0.40)	0.23	0.17	0.15	0.02
Distributions to shareholders from
Net investment income	(0.08)	(0.13)	(0.11)	(0.13)	(0.14)	(0.13)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.08)	(0.13)	(0.11)	(0.13)	(0.14)	(0.14)
Net asset value, end of period	$2.92	$2.92	$3.45	$3.33	$3.29	$3.28
Total return[2]	2.79%	(11.76)%	7.07%	5.31% [3]	4.79%	0.68%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.01%	1.01%	1.04%	1.04%	1.02%
Net expenses	0.93%	0.92%	0.92%	0.93%	0.93%	0.93%
Net investment income	2.95%	4.08%	3.29%	4.01%	4.36%	4.26%
Supplemental data
Portfolio turnover rate	30%	138%	49%	34%	26%	18%
Net assets, end of period (000s omitted)	$179,078	$186,532	$238,817	$251,410	$273,553	$272,170

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended August 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring High Yield Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class C	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$2.93	$3.46	$3.34	$3.29	$3.28	$3.40
Net investment income	0.07 [1]	0.11 [1]	0.09 [1]	0.11 [1]	0.12 [1]	0.12
Payment from affiliate	0.00	0.00	0.00	0.01	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.01)	(0.53)	0.12	0.03	0.01	(0.12)
Total from investment operations	0.06	(0.42)	0.21	0.15	0.13	0.00
Distributions to shareholders from
Net investment income	(0.07)	(0.11)	(0.09)	(0.10)	(0.12)	(0.11)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.07)	(0.11)	(0.09)	(0.10)	(0.12)	(0.12)
Net asset value, end of period	$2.92	$2.93	$3.46	$3.34	$3.29	$3.28
Total return[2]	2.06%	(12.39)%	6.25%	4.83% [3]	4.00%	(0.07)%
Ratios to average net assets (annualized)
Gross expenses	1.77%	1.76%	1.76%	1.79%	1.79%	1.77%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income	2.56%	3.26%	2.57%	3.25%	3.64%	3.51%
Supplemental data
Portfolio turnover rate	30%	138%	49%	34%	26%	18%
Net assets, end of period (000s omitted)	$1,900	$2,384	$4,123	$8,265	$12,220	$47,811

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended August 31, 2020, the Fund received a payment from an affiliate that had a 0.31% impact on the total return.
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Bond Fund  |  23

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Administrator Class	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$2.92	$3.46	$3.34	$3.29	$3.29	$3.41
Net investment income	0.09	0.14	0.12 [1]	0.13	0.15 [1]	0.15
Net realized and unrealized gains (losses) on investments	(0.01)	(0.54)	0.12	0.05	0.00	(0.12)
Total from investment operations	0.08	(0.40)	0.24	0.18	0.15	0.03
Distributions to shareholders from
Net investment income	(0.08)	(0.14)	(0.12)	(0.13)	(0.15)	(0.14)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.08)	(0.14)	(0.12)	(0.13)	(0.15)	(0.15)
Net asset value, end of period	$2.92	$2.92	$3.46	$3.34	$3.29	$3.29
Total return[2]	2.85%	(11.91)%	7.20%	5.76%	4.60%	0.82%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.95%	0.95%	0.99%	0.98%	0.96%
Net expenses	0.80%	0.80%	0.79%	0.79%	0.80%	0.80%
Net investment income	3.01%	4.20%	3.42%	4.14%	4.48%	4.39%
Supplemental data
Portfolio turnover rate	30%	138%	49%	34%	26%	18%
Net assets, end of period (000s omitted)	$13,579	$14,045	$18,317	$21,185	$24,667	$23,940

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

24  |  Allspring High Yield Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$2.92	$3.46	$3.34	$3.29	$3.28	$3.41
Net investment income	0.10	0.14	0.12	0.14	0.15	0.16
Net realized and unrealized gains (losses) on investments	(0.01)	(0.54)	0.13	0.05	0.01	(0.13)
Total from investment operations	0.09	(0.40)	0.25	0.19	0.16	0.03
Distributions to shareholders from
Net investment income	(0.09)	(0.14)	(0.13)	(0.14)	(0.15)	(0.15)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.09)	(0.14)	(0.13)	(0.14)	(0.15)	(0.16)
Net asset value, end of period	$2.92	$2.92	$3.46	$3.34	$3.29	$3.28
Total return[1]	2.99%	(11.68)%	7.48%	6.04%	5.20%	0.79%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.68%	0.69%	0.71%	0.71%	0.69%
Net expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	3.14%	4.50%	3.66%	4.39%	4.75%	4.67%
Supplemental data
Portfolio turnover rate	30%	138%	49%	34%	26%	18%
Net assets, end of period (000s omitted)	$106,916	$98,975	$120,658	$73,568	$75,877	$134,770

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Bond Fund  |  25

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Bond Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

26  |  Allspring High Yield Bond Fund

Notes to financial statements (unaudited)
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $368,938,532 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 1,306,573
Gross unrealized losses	(65,547,500)
Net unrealized losses	$(64,240,927)
As of August 31, 2022, the Fund had capital loss carryforwards which consisted of $30,449,454 in short-term capital losses and $24,059,308 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common

Allspring High Yield Bond Fund  |  27

Notes to financial statements (unaudited)
fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$ 506,056	$ 0	$ 0	$ 506,056
Financials	210,760	0	0	210,760
Corporate bonds and notes	0	247,733,679	0	247,733,679
Loans	0	20,150,876	1,116,654	21,267,530
Yankee corporate bonds and notes	0	25,131,994	0	25,131,994
Short-term investments
Investment companies	9,847,586	0	0	9,847,586
Total assets	$10,564,402	$293,016,549	$1,116,654	$304,697,605
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

28  |  Allspring High Yield Bond Fund

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.550%
Next $500 million	0.525
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended February 28, 2023, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of February 28, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.93%
Class C	1.68
Administrator Class	0.80
Institutional Class	0.53

Allspring High Yield Bond Fund  |  29

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended February 28, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2023 were $96,610,932 and $89,391,292, respectively.
As of February 28, 2023, the Fund had unfunded loan commitments of $2,203,886.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of February 28, 2023, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$2,366,854	$(2,366,854)	$0
Barclays Capital Incorporated	4,555,714	(4,555,714)	0
BNP Paribas Securities Corporation	560,296	(560,296)	0
Credit Suisse Securities (USA) LLC	265,441	(265,441)	0
Nomura Securities International Incorporated	84,466	(84,466)	0
UBS Securities LLC	354,817	(354,817)	0
1 Collateral disclosed within this table is limited to the net transaction with the counterparty.

30  |  Allspring High Yield Bond Fund

Notes to financial statements (unaudited)
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2023, there were no borrowings by the Fund under the agreement.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring High Yield Bond Fund  |  31

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

32  |  Allspring High Yield Bond Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring High Yield Bond Fund  |  33

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

34  |  Allspring High Yield Bond Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring High Yield Bond Fund  |  35

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03102023-8nlcshqr 04-23
SAR4323 02-23

Semi-Annual Report
February 28, 2023
Allspring Short Duration
Government Bond Fund

The views expressed and any forward-looking statements are as of February 28, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Short Duration Government Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Short Duration Government Bond Fund for the six-month period that ended February 28, 2023. Globally, stocks and bonds experienced heightened volatility through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with non-U.S. equities––both developed market and emerging market––outperforming U.S. stocks overall. Bonds––both U.S. and non-U.S.––began to recover from sustained aggressive interest rate increases. After suffering deep and broad losses over the past year, recent fixed income performance benefited from a base of higher yields that can now generate higher income. For the period, U.S. stocks, based on the S&P 500 Index,1 returned 1.26%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.30%, while the MSCI EM Index (Net) (USD)3 lost 2.29%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.13%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -0.11%, the Bloomberg Municipal Bond Index6 gained 0.66%, and the ICE BofA U.S. High Yield Index7 returned 2.41%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets
A challenging calendar year for investors continued in September as all asset classes suffered major losses. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar weighed on results for investors holding non-U.S.-dollar assets. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The Bank of England (BoE) then stepped in and bought long-dated government bonds.
“ A challenging calendar year for investors continued in September as all asset classes suffered major losses.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Short Duration Government Bond Fund

Letter to shareholders (unaudited)
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the BoE and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Short Duration Government Bond Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
Notice to Shareholders
Following approval by the Fund’s Board of Trustees at a meeting held on February 28 - March 1, 2023, the Fund’s principal investment strategy is changed effective May 1, 2023 to the following:
Under normal circumstances, we invest:
     * at least 90% of the Fund’s net assets in U.S. Government obligations; and
     * up to 10% of the Fund’s net assets in non-government mortgage- and asset-backed securities.

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Short Duration Government Bond Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks to provide current income consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Maulik Bhansali, CFA®‡, Jarad Vasquez

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (MSDAX)	3-11-1996	-6.27	-0.38	-0.07	-4.35	0.02	0.13	0.79	0.78
Class C (MSDCX)	5-31-2002	-5.97	-0.73	-0.47	-4.97	-0.73	-0.47	1.54	1.53
Class R6 (MSDRX)[3]	11-30-2012	–	–	–	-3.94	0.42	0.54	0.41	0.37
Administrator Class (MNSGX)	12-18-1992	–	–	–	-4.17	0.20	0.32	0.73	0.60
Institutional Class (WSGIX)	4-8-2005	–	–	–	-4.00	0.38	0.50	0.46	0.42
Bloomberg U.S. 1-3 Year Government Bond Index[4]	–	–	–	–	-2.76	0.81	0.65	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through December 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.78% for Class A, 1.53% for Class C, 0.37% for Class R6, 0.60% for Administrator Class, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Bloomberg U.S. 1–3 Year Government Bond Index is composed of all publicly issued, non-convertible domestic debt of the U.S. government and its agencies. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Short Duration Government Bond Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2023[1]
FHLMC, 2.82%, 5-1-2049	12.85
FHLMC, 3.65%, 2-1-2046	6.37
FNMA, 3.45%, 7-1-2049	5.82
FHLMC, 3.07%, 6-1-2043	4.56
FHLMC, 3.28%, 4-1-2047	3.71
FHLMC, 3.70%, 1-1-2049	3.66
U.S. Treasury Note, 4.25%, 12-31-2024	2.83
U.S. Treasury Note, 4.00%, 2-15-2026	2.81
FHLMC, 2.42%, 10-1-2043	2.44
FHLMC, 3.73%, 9-1-2047	2.33
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of February 28, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Short Duration Government Bond Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2022 to February 28, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2022	Ending account value 2-28-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 989.22	$3.85	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91	0.78%
Class C
Actual	$1,000.00	$ 985.59	$7.53	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.65	1.53%
Class R6
Actual	$1,000.00	$ 991.31	$1.83	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$ 990.15	$2.96	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Institutional Class
Actual	$1,000.00	$ 991.03	$2.07	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11	0.42%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Short Duration Government Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 70.17%
FHLMC (12 Month LIBOR +1.63%) ±	2.42%	10-1-2043	$8,266,167	$ 8,346,764
FHLMC	2.50	5-15-2047	5,948,503	5,489,946
FHLMC (12 Month LIBOR +1.62%) ±	2.65	10-1-2043	6,051,247	6,138,787
FHLMC (12 Month LIBOR +1.65%) ±	2.71	9-1-2045	5,867,320	5,954,787
FHLMC (12 Month LIBOR +1.64%) ±	2.82	5-1-2049	45,108,982	43,859,758
FHLMC (12 Month LIBOR +1.64%) ±	2.83	7-1-2047	1,513,539	1,479,961
FHLMC (12 Month LIBOR +1.66%) ±	3.07	6-1-2043	15,433,497	15,558,079
FHLMC (12 Month LIBOR +1.63%) ±	3.28	4-1-2047	12,702,935	12,681,440
FHLMC (12 Month LIBOR +1.62%) ±	3.38	8-1-2046	6,035,247	6,046,343
FHLMC (12 Month LIBOR +1.85%) ±	3.65	5-1-2042	533,088	536,855
FHLMC (12 Month LIBOR +1.62%) ±	3.65	2-1-2046	21,665,538	21,731,326
FHLMC (12 Month LIBOR +1.63%) ±	3.70	1-1-2049	12,496,456	12,482,646
FHLMC (12 Month LIBOR +1.69%) ±	3.73	9-1-2047	7,816,918	7,962,303
FHLMC (30 Day Average U.S. SOFR +2.13%) ±	4.21	6-1-2052	4,589,794	4,403,494
FHLMC Series 3284 Class AF (1 Month LIBOR +0.31%) ±	4.90	3-15-2037	2,709,445	2,667,167
FHLMC Series 3632 Class PK	5.00	2-15-2040	1,288,808	1,273,191
FHLMC Series 4940 Class AG	3.00	5-15-2040	7,568,335	6,993,601
FNMA (12 Month LIBOR +1.60%) ±	2.42	9-1-2043	2,776,812	2,848,057
FNMA	3.00	5-25-2035	8,044,705	7,608,251
FNMA	3.00	8-1-2036	3,158,026	2,921,679
FNMA (12 Month LIBOR +1.56%) ±	3.38	9-1-2045	667,677	667,179
FNMA (12 Month LIBOR +1.61%) ±	3.45	7-1-2049	20,853,159	19,879,460
FNMA	3.50	7-1-2043	2,296,583	2,174,701
FNMA (12 Month LIBOR +1.58%) ±	3.74	6-1-2045	534,174	538,075
FNMA (12 Month LIBOR +1.58%) ±	3.83	1-1-2046	654,469	657,168
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	3.94	3-1-2049	2,460,451	2,406,927
FNMA	4.00	3-1-2031	3,814,592	3,722,563
FNMA	4.00	2-1-2034	2,087,489	2,002,184
FNMA	4.00	6-1-2038	4,941,600	4,740,455
FNMA (12 Month LIBOR +1.59%) ±	4.09	5-1-2047	1,372,568	1,392,218
FNMA (1 Month LIBOR +0.35%) ±	4.97	1-25-2048	1,108,766	1,076,959
FNMA	5.00	10-1-2040	608,548	613,193
FNMA (1 Month LIBOR +0.40%) ±	5.02	11-25-2036	4,940,615	4,904,675
FNMA (1 Month LIBOR +0.40%) ±	5.02	1-25-2044	1,427,428	1,410,834
FNMA (1 Month LIBOR +0.40%) ±	5.02	7-25-2049	3,243,054	3,176,513
FNMA (1 Month LIBOR +0.55%) ±	5.17	12-25-2037	1,052,064	1,047,471
FNMA (12 Month LIBOR +1.69%) ±	6.06	11-1-2042	541,503	554,173
FNMA (12 Month LIBOR +1.58%) ±	7.05	2-1-2046	649,770	666,655
FNMA Series 2019-33 Class MA	3.50	7-25-2055	5,607,860	5,357,565
GNMA	4.50	6-20-2048	1,393,136	1,369,596
GNMA Series 2010 Class FL (1 Month LIBOR +0.35%) ±	4.95	12-20-2040	1,728,258	1,715,005
GNMA Series 2019 Class DF (1 Month LIBOR +0.45%) ±	5.05	10-20-2049	2,554,452	2,508,477
Total Agency securities (Cost $247,783,262)				239,566,481
Asset-backed securities: 7.78%
AmeriCredit Automobile Receivables Series 2022-1 Class A3	2.45	11-18-2026	2,271,000	2,186,489
Enterprise Fleet Financing LLC 144A%%	5.59	10-22-2029	1,797,000	1,798,685
GM Financial Automobile Leasing Trust Series 2023 Class A4	5.16	1-20-2027	1,667,000	1,659,442
Hyundai Auto Receivables Trust Series 2022-C Class A4	5.52	10-16-2028	1,660,000	1,677,574
Navient Student Loan Trust Series 2019-GA Class A 144A	2.40	10-15-2068	1,675,651	1,527,218
Navient Student Loan Trust Series 2020-DA Class A 144A	1.69	5-15-2069	3,622,876	3,282,439
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	1,275,974	1,133,433
The accompanying notes are an integral part of these financial statements.

Allspring Short Duration Government Bond Fund  |  9

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Navient Student Loan Trust Series 2020-HA Class A 144A	1.31%	1-15-2069	$718,795	$ 652,709
Navient Student Loan Trust Series 2021-A Class A 144A	0.84	5-15-2069	910,669	789,973
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	4.98	1-25-2037	1,614,649	1,589,044
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	5.42	9-25-2065	2,878,848	2,855,683
SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR +0.88%) ±	5.83	11-25-2042	437,714	434,356
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	6.04	2-17-2032	569,490	566,347
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	51,035	50,777
SoFi Professional Loan Program LLC Series 2020-C Class AFX 144A	1.95	2-15-2046	663,520	600,192
SoFi Professional Loan Program LLC Series 2021-A Class AFX 144A	1.03	8-17-2043	2,327,918	1,934,211
T-Mobile US Trust Series 2022-1A Class A 144A	4.91	5-22-2028	1,609,000	1,600,247
Westlake Automobile Receivables Series 2022-1A 144A	2.42	7-15-2025	2,267,000	2,216,024
Total Asset-backed securities (Cost $28,034,248)				26,554,843
Non-agency mortgage-backed securities: 8.14%
Angel Oak Mortgage Trust Series 2020-5 Class A1 144A±±	1.37	5-25-2065	623,420	565,800
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	523,245	485,804
BX Trust Series 2021-VOLT Class A (1 Month LIBOR +0.70%) 144A±	5.29	9-15-2036	5,045,000	4,923,690
BX Trust Series 2021-XL2 Class A (1 Month LIBOR +0.69%) 144A±	5.28	10-15-2038	4,630,795	4,515,058
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class AAB	3.37	10-10-2047	181,395	178,057
Med Trust Series 2021-MDLN (1 Month LIBOR +0.95%) 144A±	5.54	11-15-2038	2,520,512	2,459,096
NewRez WareHouse Securitization Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	5.37	5-25-2055	5,533,000	5,472,882
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	386,286	373,662
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	423,287	401,329
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	184,080	175,094
Verus Securitization Trust Series 2020-5 Class A1 144A	1.22	5-25-2065	1,220,568	1,105,994
Verus Securitization Trust Series 2021-3 Class A1 144A±±	1.05	6-25-2066	2,065,573	1,713,879
Verus Securitization Trust Series 2021-4 Class A1 144A±±	0.94	7-25-2066	2,505,190	1,990,552
Verus Securitization Trust Series 2021-7 Class A1 144A±±	1.83	10-25-2066	4,093,760	3,433,236
Total Non-agency mortgage-backed securities (Cost $29,918,798)				27,794,133
U.S. Treasury securities: 11.08%
U.S. Treasury Note	3.88	1-15-2026	5,554,000	5,458,541
U.S. Treasury Note	4.00	12-15-2025	908,000	895,870
U.S. Treasury Note	4.00	2-15-2026	9,735,000	9,600,383
U.S. Treasury Note	4.13	1-31-2025	7,564,000	7,465,609
U.S. Treasury Note	4.25	12-31-2024	9,774,000	9,664,424
U.S. Treasury Note	4.25	10-15-2025	1,168,000	1,158,191
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Short Duration Government Bond Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	4.50%	11-30-2024	$410,000	$ 407,037
U.S. Treasury Note	4.50	11-15-2025	3,173,000	3,167,670
Total U.S. Treasury securities (Cost $38,564,810)				37,817,725

		Yield	Shares
Short-term investments: 1.87%
Investment companies: 1.87%
Allspring Government Money Market Fund Select Class ♠∞##		4.39	6,406,330	6,406,330
Total Short-term investments (Cost $6,406,330)				6,406,330
Total investments in securities (Cost $350,707,448)	99.04%			338,139,512
Other assets and liabilities, net	0.96			3,262,353
Total net assets	100.00%			$341,401,865

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,265,106	$121,240,489	$(124,099,265)	$0	$0	$6,406,330	6,406,330	$140,666
The accompanying notes are an integral part of these financial statements.

Allspring Short Duration Government Bond Fund  |  11

Portfolio of investments—February 28, 2023 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	774	6-30-2023	$158,117,098	$157,684,359	$ 0	$ (432,739)
Short
10-Year U.S. Ultra Treasury Notes	(59)	6-21-2023	(6,911,658)	(6,914,063)	0	(2,405)
5-Year U.S. Treasury Notes	(262)	6-30-2023	(28,129,784)	(28,048,328)	81,456	0
					$81,456	$(435,144)
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Short Duration Government Bond Fund

Statement of assets and liabilities—February 28, 2023 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $344,301,118)	$ 331,733,182
Investments in affiliated securities, at value (cost $6,406,330)	6,406,330
Cash	1,050,153
Cash at broker segregated for futures contracts	1,149,000
Principal paydown receivable	3,223,710
Receivable for interest	1,324,116
Receivable for Fund shares sold	94,789
Prepaid expenses and other assets	80,179
Total assets	345,061,459
Liabilities
Payable for when-issued transactions	1,796,510
Payable for investments purchased	1,047,997
Payable for Fund shares redeemed	536,132
Dividends payable	118,197
Management fee payable	73,434
Administration fees payable	21,943
Payable for daily variation margin on open futures contracts	21,702
Distribution fee payable	1,266
Accrued expenses and other liabilities	42,413
Total liabilities	3,659,594
Total net assets	$ 341,401,865
Net assets consist of
Paid-in capital	$ 473,130,124
Total distributable loss	(131,728,259)
Total net assets	$ 341,401,865
Computation of net asset value and offering price per share
Net assets – Class A	$ 26,987,499
Shares outstanding – Class A1	3,054,966
Net asset value per share – Class A	$8.83
Maximum offering price per share – Class A2	$9.01
Net assets – Class C	$ 2,197,821
Shares outstanding – Class C1	248,421
Net asset value per share – Class C	$8.85
Net assets – Class R6	$ 38,686,739
Shares outstanding – Class R6[1]	4,364,337
Net asset value per share – Class R6	$8.86
Net assets – Administrator Class	$ 20,332,076
Shares outstanding – Administrator Class[1]	2,297,035
Net asset value per share – Administrator Class	$8.85
Net assets – Institutional Class	$ 253,197,730
Shares outstanding – Institutional Class[1]	28,617,949
Net asset value per share – Institutional Class	$8.85
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/98.00 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Short Duration Government Bond Fund  |  13

Statement of operations—six months ended February 28, 2023 (unaudited)

Investment income
Interest	$ 5,459,023
Income from affiliated securities	140,666
Total investment income	5,599,689
Expenses
Management fee	673,751
Administration fees
Class A	22,569
Class C	1,801
Class R6	6,146
Administrator Class	12,259
Institutional Class	115,619
Shareholder servicing fees
Class A	35,263
Class C	2,807
Administrator Class	30,502
Distribution fee
Class C	8,422
Custody and accounting fees	14,629
Professional fees	27,879
Registration fees	28,495
Shareholder report expenses	18,604
Trustees’ fees and expenses	10,625
Other fees and expenses	5,607
Total expenses	1,014,978
Less: Fee waivers and/or expense reimbursements
Fund-level	(82,981)
Class R6	(6,146)
Administrator Class	(13,485)
Institutional Class	(28,905)
Net expenses	883,461
Net investment income	4,716,228
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(9,467,940)
Futures contracts	(2,631,874)
Net realized losses on investments	(12,099,814)
Net change in unrealized gains (losses) on
Unaffiliated securities	3,308,334
Futures contracts	(282,742)
Net change in unrealized gains (losses) on investments	3,025,592
Net realized and unrealized gains (losses) on investments	(9,074,222)
Net decrease in net assets resulting from operations	$ (4,357,994)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Short Duration Government Bond Fund

Statement of changes in net assets

	Six months ended February 28, 2023 (unaudited)		Year ended August 31, 2022
Operations
Net investment income		$ 4,716,228		$ 4,606,625
Net realized losses on investments		(12,099,814)		(20,233,978)
Net change in unrealized gains (losses) on investments		3,025,592		(18,519,705)
Net decrease in net assets resulting from operations		(4,357,994)		(34,147,058)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(358,369)		(598,430)
Class C		(20,204)		(17,988)
Class R6		(604,665)		(758,267)
Administrator Class		(330,853)		(434,404)
Institutional Class		(4,164,697)		(7,869,553)
Total distributions to shareholders		(5,478,788)		(9,678,642)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	49,177	437,256	170,022	1,592,587
Class C	6,031	53,612	8,053	74,814
Class R6	273,871	2,435,621	1,230,686	11,586,137
Administrator Class	242,405	2,171,324	378,650	3,509,562
Institutional Class	3,453,730	30,684,604	16,694,832	156,076,726
		35,782,417		172,839,826
Reinvestment of distributions
Class A	38,953	344,752	62,180	581,610
Class C	2,279	20,204	1,944	17,988
Class R6	64,016	568,559	76,231	712,095
Administrator Class	36,828	326,569	46,297	432,110
Institutional Class	396,153	3,511,428	745,676	6,981,870
		4,771,512		8,725,673
Payment for shares redeemed
Class A	(440,972)	(3,907,461)	(3,825,387)	(35,919,031)
Class C	(47,208)	(422,042)	(233,246)	(2,192,919)
Class R6	(727,895)	(6,478,170)	(1,425,467)	(13,557,384)
Administrator Class	(987,632)	(8,767,974)	(748,286)	(7,075,499)
Institutional Class	(12,115,896)	(107,589,879)	(39,209,404)	(364,188,674)
		(127,165,526)		(422,933,507)
Net decrease in net assets resulting from capital share transactions		(86,611,597)		(241,368,008)
Total decrease in net assets		(96,448,379)		(285,193,708)
Net assets
Beginning of period		437,850,244		723,043,952
End of period		$ 341,401,865		$ 437,850,244
The accompanying notes are an integral part of these financial statements.

Allspring Short Duration Government Bond Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.04	$9.71	$9.85	$9.73	$9.60	$9.85
Net investment income	0.09 [1]	0.04 [1]	0.00 [1,2]	0.15	0.21	0.14
Net realized and unrealized gains (losses) on investments	(0.19)	(0.59)	(0.04)	0.18	0.16	(0.20)
Total from investment operations	(0.10)	(0.55)	(0.04)	0.33	0.37	(0.06)
Distributions to shareholders from
Net investment income	(0.11)	(0.12)	(0.10)	(0.21)	(0.24)	(0.19)
Net asset value, end of period	$8.83	$9.04	$9.71	$9.85	$9.73	$9.60
Total return[3]	(1.08)%	(5.65)%	(0.45)%	3.41%	3.92%	(0.56)%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.79%	0.79%	0.81%	0.81%	0.80%
Net expenses	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	2.15%	0.38%	0.01%	1.32%	2.22%	1.36%
Supplemental data
Portfolio turnover rate	229%	367%	294%	395%	635%	331%
Net assets, end of period (000s omitted)	$26,987	$30,817	$67,959	$60,425	$29,618	$30,538

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Short Duration Government Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class C	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.06	$9.72	$9.87	$9.75	$9.62	$9.87
Net investment income (loss)	0.06	(0.03) [1]	(0.07) [1]	0.07	0.14 [1]	0.06 [1]
Net realized and unrealized gains (losses) on investments	(0.19)	(0.58)	(0.06)	0.18	0.16	(0.19)
Total from investment operations	(0.13)	(0.61)	(0.13)	0.25	0.30	(0.13)
Distributions to shareholders from
Net investment income	(0.08)	(0.05)	(0.02)	(0.13)	(0.17)	(0.12)
Net asset value, end of period	$8.85	$9.06	$9.72	$9.87	$9.75	$9.62
Total return[2]	(1.44)%	(6.26)%	(1.29)%	2.64%	3.14%	(1.30)%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.53%	1.54%	1.56%	1.56%	1.55%
Net expenses	1.53%	1.52%	1.53%	1.53%	1.53%	1.53%
Net investment income (loss)	1.40%	(0.34)%	(0.69)%	0.61%	1.49%	0.62%
Supplemental data
Portfolio turnover rate	229%	367%	294%	395%	635%	331%
Net assets, end of period (000s omitted)	$2,198	$2,602	$4,963	$8,868	$10,032	$15,093

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Short Duration Government Bond Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class R6	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.07	$9.74	$9.89	$9.77	$9.64	$9.89
Net investment income	0.11	0.09	0.04	0.19	0.25 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	(0.19)	(0.60)	(0.05)	0.18	0.16	(0.17)
Total from investment operations	(0.08)	(0.51)	(0.01)	0.37	0.41	(0.01)
Distributions to shareholders from
Net investment income	(0.13)	(0.16)	(0.14)	(0.25)	(0.28)	(0.24)
Net asset value, end of period	$8.86	$9.07	$9.74	$9.89	$9.77	$9.64
Total return[2]	(0.87)%	(5.24)%	(0.13)%	3.83%	4.34%	(0.14)%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.42%	0.41%	0.43%	0.43%	0.42%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	2.57%	0.93%	0.42%	1.77%	2.62%	1.64%
Supplemental data
Portfolio turnover rate	229%	367%	294%	395%	635%	331%
Net assets, end of period (000s omitted)	$38,687	$43,142	$47,471	$48,371	$41,987	$35,472

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Short Duration Government Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Administrator Class	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.06	$9.73	$9.87	$9.75	$9.62	$9.87
Net investment income	0.10 [1]	0.06	0.02 [1]	0.16 [1]	0.23 [1]	0.15 [1]
Net realized and unrealized gains (losses) on investments	(0.19)	(0.59)	(0.05)	0.19	0.16	(0.19)
Total from investment operations	(0.09)	(0.53)	(0.03)	0.35	0.39	(0.04)
Distributions to shareholders from
Net investment income	(0.12)	(0.14)	(0.11)	(0.23)	(0.26)	(0.21)
Net asset value, end of period	$8.85	$9.06	$9.73	$9.87	$9.75	$9.62
Total return[2]	(0.99)%	(5.47)%	(0.26)%	3.60%	4.10%	(0.37)%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.73%	0.73%	0.75%	0.75%	0.74%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.30%	0.68%	0.20%	1.54%	2.41%	1.56%
Supplemental data
Portfolio turnover rate	229%	367%	294%	395%	635%	331%
Net assets, end of period (000s omitted)	$20,332	$27,229	$32,375	$36,262	$38,816	$71,997

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Short Duration Government Bond Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.06	$9.72	$9.87	$9.75	$9.62	$9.87
Net investment income	0.11 [1]	0.07 [1]	0.04 [1]	0.17	0.25	0.17
Net realized and unrealized gains (losses) on investments	(0.19)	(0.57)	(0.06)	0.19	0.16	(0.19)
Total from investment operations	(0.08)	(0.50)	(0.02)	0.36	0.41	(0.02)
Distributions to shareholders from
Net investment income	(0.13)	(0.16)	(0.13)	(0.24)	(0.28)	(0.23)
Net asset value, end of period	$8.85	$9.06	$9.72	$9.87	$9.75	$9.62
Total return[2]	(0.90)%	(5.20)%	(0.19)%	3.78%	4.29%	(0.20)%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.46%	0.46%	0.48%	0.48%	0.47%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	2.48%	0.79%	0.37%	1.72%	2.57%	1.75%
Supplemental data
Portfolio turnover rate	229%	367%	294%	395%	635%	331%
Net assets, end of period (000s omitted)	$253,198	$334,060	$570,276	$451,715	$445,211	$493,372

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Short Duration Government Bond Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short Duration Government Bond Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make

Allspring Short Duration Government Bond Fund  |  21

Notes to financial statements (unaudited)
requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $349,898,604 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 438,531
Gross unrealized losses	(12,551,311)
Net unrealized losses	$(12,112,780)
As of August 31, 2022, the Fund had capital loss carryforwards which consisted of $57,452,134 in short-term capital losses and $49,101,723 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

22  |  Allspring Short Duration Government Bond Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 239,566,481	$0	$ 239,566,481
Asset-backed securities	0	26,554,843	0	26,554,843
Non-agency mortgage-backed securities	0	27,794,133	0	27,794,133
U.S. Treasury securities	37,817,725	0	0	37,817,725
Short-term investments
Investment companies	6,406,330	0	0	6,406,330
	44,224,055	293,915,457	0	338,139,512
Futures contracts	81,456	0	0	81,456
Total assets	$44,305,511	$293,915,457	$0	$338,220,968
Liabilities
Futures contracts	$ 435,144	$ 0	$0	$ 435,144
Total liabilities	$ 435,144	$ 0	$0	$ 435,144
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Allspring Short Duration Government Bond Fund  |  23

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended February 28, 2023, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of February 28, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.78%
Class C	1.53
Class R6	0.37
Administrator Class	0.60
Institutional Class	0.42

24  |  Allspring Short Duration Government Bond Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2023, Allspring Funds Distributor received $22 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$724,327,990	$176,180,468	$710,525,222	$261,811,067
6. DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2023, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $160,563,364 in long futures contracts and $46,817,502 in short futures contracts during the six months ended February 28, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2023, there were no borrowings by the Fund under the agreement.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Short Duration Government Bond Fund  |  25

Notes to financial statements (unaudited)
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26  |  Allspring Short Duration Government Bond Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Short Duration Government Bond Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Allspring Short Duration Government Bond Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Short Duration Government Bond Fund  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30  |  Allspring Short Duration Government Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03102023-yxy4seki 04-23
SAR0932 02-23

Semi-Annual Report
February 28, 2023
Allspring
Short-Term Bond Plus Fund

The views expressed and any forward-looking statements are as of February 28, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Short-Term Bond Plus Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Short-Term Bond Plus Fund for the six-month period that ended February 28, 2023. Globally, stocks and bonds experienced heightened volatility through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with non-U.S. equities––both developed market and emerging market––outperforming U.S. stocks overall. Bonds––both U.S. and non-U.S.––began to recover from sustained aggressive interest rate increases. After suffering deep and broad losses over the past year, recent fixed income performance benefited from a base of higher yields that can now generate higher income. For the period, U.S. stocks, based on the S&P 500 Index,1 returned 1.26%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.30%, while the MSCI EM Index (Net) (USD)3 lost 2.29%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.13%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -0.11%, the Bloomberg Municipal Bond Index6 gained 0.66%, and the ICE BofA U.S. High Yield Index7 returned 2.41%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets
A challenging calendar year for investors continued in September as all asset classes suffered major losses. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar weighed on results for investors holding non-U.S.-dollar assets. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The Bank of England (BoE) then stepped in and bought long-dated government bonds.
“ A challenging calendar year for investors continued in September as all asset classes suffered major losses.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Short-Term Bond Plus Fund

Letter to shareholders (unaudited)
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the BoE and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Short-Term Bond Plus Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Short-Term Bond Plus Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher Y. Kauffman, CFA®‡, Janet S. Rilling, CFA®‡, CPA, Michael J. Schueller, CFA®‡, Michal Stanczyk, Noah M. Wise, CFA®‡

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SSTVX)	8-31-1999	-4.91	1.00	0.98	-2.97	1.41	1.19	0.82	0.73
Class C (WFSHX)	3-31-2008	-4.85	0.62	0.57	-3.85	0.62	0.57	1.57	1.48
Class R6 (SSTYX)[3]	7-31-2018	–	–	–	-2.78	1.67	1.46	0.44	0.41
Institutional Class (SSHIX)	8-31-1999	–	–	–	-2.82	1.65	1.45	0.49	0.46
Bloomberg U.S. 1-3 Year Government/Credit Bond Index[4]	–	–	–	–	-2.51	1.00	0.87	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through December 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.72% for Class A, 1.47% for Class C, 0.40% for Class R6, and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Bloomberg U.S. 1-3 Year Government/Credit Bond Index is the one- to three-year component of the Bloomberg U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Short-Term Bond Plus Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. This fund is exposed to high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Short-Term Bond Plus Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2023[1]
U.S. Treasury Note, 3.25%, 8-31-2024	11.43
U.S. Treasury Note, 0.38%, 12-31-2025	9.01
U.S. Treasury Note, 1.13%, 1-15-2025	5.66
France, 0.75%, 2-25-2028	1.45
Germany, 1.30%, 10-15-2027	1.23
CPS Auto Receivables Trust 2021-A Class D, 1.16%, 12-15-2026	0.67
AVIS Budget Rental Car Funding Series 2019-2A Class A , 3.35%, 9-22-2025	0.64
U.S. Treasury Note, 0.25%, 5-15-2024	0.62
Anchorage Capital CLO Limited Series 2015-6A Class B2RR , 6.64%, 7-15-2030	0.60
CIFC Funding Limited Series 2018-1A Class A , 5.79%, 4-18-2031	0.60
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

8  |  Allspring Short-Term Bond Plus Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2022 to February 28, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2022	Ending account value 2-28-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,000.51	$3.57	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Class C
Actual	$1,000.00	$ 995.44	$7.27	1.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35	1.47%
Class R6
Actual	$1,000.00	$1,002.06	$1.99	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01	0.40%
Institutional Class
Actual	$1,000.00	$1,001.82	$2.23	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

Allspring Short-Term Bond Plus Fund  |  9

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.58%
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.25%	4-1-2032	$15,278	$ 15,109
FHLMC (3 Year Treasury Constant Maturity +2.28%) ±	3.34	5-1-2026	2,732	2,692
FHLMC	3.50	10-15-2025	90,872	88,934
FHLMC	4.00	5-1-2025	114,932	112,348
FHLMC (12 Month LIBOR +1.91%) ±	4.16	9-1-2031	1,657	1,633
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.17	4-1-2038	75,880	76,432
FHLMC Series 2597 Class AE	5.50	4-15-2033	9,108	9,078
FHLMC Series 2642 Class AR	4.50	7-15-2023	5,795	5,772
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	3.88	5-25-2044	290,348	290,456
FHLMC Series T-42 Class A6	9.50	2-25-2042	201,803	222,454
FHLMC Series T-57 Class 2A1 ±±	3.69	7-25-2043	49,089	45,509
FHLMC Series T-59 Class 2A1 ±±	3.57	10-25-2043	513,807	385,427
FNMA (1 Year Treasury Constant Maturity +1.27%) ±	3.40	8-1-2034	56,750	55,441
FNMA (12 Month LIBOR +1.77%) ±	3.92	7-1-2044	250,275	255,487
FNMA	4.00	6-25-2026	97,601	95,686
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.00	8-1-2036	388,783	395,961
FNMA	4.00	8-25-2037	26,561	26,328
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.32	11-1-2031	22,034	21,656
FNMA	5.50	3-1-2023	4	4
FNMA	6.00	3-1-2033	124,391	125,953
FNMA	6.50	8-1-2031	115,551	121,304
FNMA	9.00	11-1-2024	7,350	7,338
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	331,422	345,656
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	15,978	17,514
FNMA Series 2003-W11 Class A1 ±±	4.72	6-25-2033	3,719	3,762
FNMA Series 2003-W6 Class 6A ±±	3.74	8-25-2042	261,901	250,698
FNMA Series 2003-W6 Class PT4 ±±	8.38	10-25-2042	32,656	34,974
FNMA Series 2005-84 Class MB	5.75	10-25-2035	98,142	98,447
FNMA Series 2006-W1 Class 2AF2 (1 Month LIBOR +0.19%) ±	4.81	2-25-2046	558,709	552,193
FNMA Series 2010-37 Class A1	5.41	5-25-2035	156,983	155,381
GNMA	4.50	4-20-2035	23,059	22,625
GNMA	8.00	12-15-2023	289	289
Total Agency securities (Cost $3,982,619)				3,842,541
Asset-backed securities: 9.05%
Aqua Finance Trust Series 2021-A Class A 144A	1.54	7-17-2046	1,842,581	1,635,104
AVIS Budget Rental Car Funding Series 2019-2A Class A 144A	3.35	9-22-2025	4,330,000	4,192,423
AVIS Budget Rental Car Funding Series 2020-1A Class B 144A	2.68	8-20-2026	2,220,000	2,041,705
Bankers Healthcare Group Series 2021-A Class A 144A	1.42	11-17-2033	1,494,675	1,389,523
Brean Asset-Backed Securities Trust 2021-RM2 Class A 144A±±	1.75	10-25-2061	1,716,703	1,495,583
Cajun Global LLC Series 2021-1 Class A2 144A	3.93	11-20-2051	981,250	831,013
Chase Auto Credit Linked Note Series 2020-1 Class B 144A	0.99	1-25-2028	628,735	620,882
CommonBond Student Loan Trust Series 2018-B-GS Class A1 144A	3.56	9-25-2045	771,928	719,526
CPS Auto Receivables Trust 2021-A Class D 144A	1.16	12-15-2026	4,645,000	4,420,677
CPS Auto Receivables Trust Series 2020-A Class D 144A	2.90	12-15-2025	2,095,551	2,082,648
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Dominos Pizza Master Issuer LLC Series 2015-1A Class A2 144A	4.47%	10-25-2045	$3,093,750	$ 2,977,428
Drive Auto Receivables Trust Series 2019 Class 3D	3.18	10-15-2026	2,272,426	2,252,402
DT Auto Owner Trust Series 2020-2A Class C 144A	3.28	3-16-2026	1,295,175	1,282,615
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	5.62	12-25-2056	218,081	218,110
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	1,800,000	1,720,079
Freedom Financial Trust Series 2021-1CP Class B 144A	1.41	3-20-2028	97,756	97,416
Gracie Point International Funding Series 2021-1A Class B (1 Month LIBOR +1.40%) 144A±	5.97	11-1-2023	1,500,000	1,498,455
Hertz Vehicle Financing LLC Series 2021-1A Class A 144A	1.21	12-26-2025	2,325,000	2,157,110
Lendmark Funding Trust Series 2019-2A Class A 144A	2.78	4-20-2028	1,865,377	1,828,119
Mission Lane Master Trust Series 2021 Class A 144A	1.59	9-15-2026	3,000,000	2,935,478
Navient Student Loan Trust Series 2021-EA Class A 144A	0.97	12-16-2069	2,285,484	1,923,421
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	284,614	282,118
Octane Receivables Trust Series 2021-1A Class A 144A	0.93	3-22-2027	558,074	538,568
Ondeck Asset Securitization Trust Series 2021-1A Class A 144A	1.59	5-17-2027	2,850,922	2,651,918
Pagaya AI Debt Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	447,623	443,353
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A 144A	1.22	1-16-2029	1,869,839	1,782,640
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	2,010,000	1,902,782
Prodigy Finance Series 2021 Class A (1 Month LIBOR +1.25%) 144A±	5.87	7-25-2051	1,769,537	1,729,393
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75	2-17-2026	2,590,997	2,557,914
Service Experts Issuer Series 2021-1A Class A 144A	2.67	2-2-2032	2,147,815	1,949,527
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	5.44	12-17-2068	2,101,757	2,059,202
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	5.27	12-27-2038	1,228,572	1,208,909
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	5.17	5-26-2055	622,581	602,048
SpringCastle America Funding LLC 144A	1.97	9-25-2037	886,887	799,785
Taco Bell Funding LLC Series 2021 Class A2 144A	1.95	8-25-2051	2,725,500	2,352,098
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	5.11	1-25-2046	412,800	410,424
Total Asset-backed securities (Cost $62,737,387)				59,590,396
Corporate bonds and notes: 20.84%
Communication services: 1.29%
Diversified telecommunication services: 0.45%
T-Mobile USA Incorporated	4.95	3-15-2028	3,000,000	2,944,919
Media: 0.35%
Magallanes Incorporated 144A	3.64	3-15-2025	1,000,000	953,841
Magallanes Incorporated 144A	3.76	3-15-2027	1,500,000	1,376,002
				2,329,843
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Bond Plus Fund  |  11

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wireless telecommunication services: 0.49%
Sprint Corporation	7.63%	3-1-2026	$2,000,000	$ 2,077,002
Sprint Spectrum Company 144A	4.74	3-20-2025	1,125,000	1,112,027
				3,189,029
Consumer discretionary: 1.15%
Hotels, restaurants & leisure: 0.54%
Genting New York LLC 144A	3.30	2-15-2026	1,080,000	944,632
Las Vegas Sands Corporation	3.20	8-8-2024	2,155,000	2,073,912
Royal Caribbean Cruises Limited	4.25	6-15-2023	500,000	536,414
				3,554,958
Internet & direct marketing retail: 0.28%
QVC Incorporated	4.85	4-1-2024	2,000,000	1,877,520
Textiles, apparel & luxury goods: 0.33%
Michael Kors USA Incorporated 144A	4.25	11-1-2024	2,241,000	2,148,559
Consumer staples: 0.45%
Tobacco: 0.45%
Philip Morris International Incorporated	4.88	2-15-2028	3,000,000	2,936,764
Energy: 1.25%
Oil, gas & consumable fuels: 1.25%
Energy Transfer LP	5.55	2-15-2028	2,415,000	2,405,702
Plains All American Pipeline LP	3.85	10-15-2023	2,205,000	2,181,624
Plains All American Pipeline LP	4.65	10-15-2025	758,000	739,524
Vistra Operations Company LLC 144A	3.55	7-15-2024	3,000,000	2,880,398
				8,207,248
Financials: 10.39%
Banks: 4.23%
Bank of America Corporation (U.S. SOFR +0.74%) ±	0.81	10-24-2024	3,000,000	2,906,216
Bank of America Corporation (U.S. SOFR +0.65%) ±	1.53	12-6-2025	2,500,000	2,323,948
Bank of America Corporation (U.S. SOFR +0.91%) ±	1.66	3-11-2027	2,370,000	2,110,524
Bank of America Corporation (3 Month LIBOR +0.94%) ±	3.86	7-23-2024	1,000,000	992,609
Citigroup Incorporated (U.S. SOFR +1.28%) ±	3.07	2-24-2028	2,500,000	2,268,855
Citigroup Incorporated (U.S. SOFR +1.55%) ±	5.61	9-29-2026	3,000,000	3,000,021
JPMorgan Chase & Company (U.S. SOFR +0.49%) ±	0.77	8-9-2025	2,000,000	1,857,170
JPMorgan Chase & Company (U.S. SOFR +0.54%) ±	0.82	6-1-2025	1,220,000	1,144,509
JPMorgan Chase & Company (U.S. SOFR 3 Month +0.70%) ±	1.04	2-4-2027	835,000	733,236
JPMorgan Chase & Company (U.S. SOFR +1.46%) ±	1.51	6-1-2024	3,000,000	2,970,659
Santander Holdings USA Incorporated (U.S. SOFR +1.38%) ±	4.26	6-9-2025	800,000	777,322
Santander Holdings USA Incorporated (U.S. SOFR +2.33%) ±	5.81	9-9-2026	1,250,000	1,249,775
Truist Financial Corporation (U.S. SOFR +1.44%) ±	4.87	1-26-2029	2,800,000	2,747,953
Wells Fargo & Company (U.S. SOFR +1.51%) ±	3.53	3-24-2028	3,000,000	2,777,994
				27,860,791
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets: 1.61%
Goldman Sachs Group Incorporated (U.S. SOFR +0.91%) ±	1.95%	10-21-2027	$3,000,000	$ 2,627,837
Morgan Stanley (U.S. SOFR +0.62%) ±	0.73	4-5-2024	2,000,000	1,989,812
Morgan Stanley (U.S. SOFR +0.56%) ±	1.16	10-21-2025	2,000,000	1,852,503
Morgan Stanley (U.S. SOFR +1.99%) ±	2.19	4-28-2026	2,305,000	2,148,402
Morgan Stanley (U.S. SOFR +1.73%) ±	5.12	2-1-2029	2,035,000	1,998,389
				10,616,943
Consumer finance: 0.93%
Daimler Finance North America LLC 144A	5.15	1-16-2026	2,000,000	1,977,679
Ford Motor Credit Company LLC	2.30	2-10-2025	2,000,000	1,837,935
General Motors Financial Company	6.00	1-9-2028	1,300,000	1,308,421
Hyundai Capital America Company 144A	1.30	1-8-2026	1,115,000	987,448
				6,111,483
Diversified financial services: 1.68%
Bankers Healthcare Group BHG Series 2021 Class A-B 144A	2.79	11-17-2033	1,335,000	1,152,270
Blackstone Holdings Finance Company 144A	5.90	11-3-2027	2,145,000	2,178,194
DAE Funding LLC 144A	1.55	8-1-2024	1,000,000	936,372
Equitable Financial Life 144A	5.50	12-2-2025	3,080,000	3,063,489
GTP Acquisition Partners Corporation 144A	3.48	6-15-2050	1,900,000	1,799,030
WEA Finance LLC 144A	3.75	9-17-2024	2,000,000	1,907,012
				11,036,367
Insurance: 1.82%
Brighthouse Financial Incorporated 144A	1.00	4-12-2024	2,000,000	1,888,100
GA Global Funding Trust 144A	1.00	4-8-2024	3,022,000	2,851,153
Guardian Life Global Funding 144A	5.55	10-28-2027	2,815,000	2,874,315
Met Life Incorporated 144A	4.40	6-30-2027	2,000,000	1,941,608
Protective Life Global 144A	1.62	4-15-2026	2,370,000	2,114,770
Security Benefit Company 144A	1.25	5-17-2024	335,000	315,271
				11,985,217
Mortgage REITs: 0.12%
Starwood Property Trust Incorporated 144A	3.75	12-31-2024	65,000	61,174
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	750,000	742,773
				803,947
Health care: 0.45%
Biotechnology: 0.45%
Amgen Incorporated %%	5.15	3-2-2028	3,000,000	2,988,130
Industrials: 1.07%
Aerospace & defense: 0.31%
The Boeing Company	4.51	5-1-2023	2,000,000	1,997,140
Airlines: 0.76%
American Airline Series 2014-1	3.70	4-15-2027	1,635,066	1,529,408
Delta Air Lines Incorporated 144A	4.50	10-20-2025	2,250,403	2,185,888
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Bond Plus Fund  |  13

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Delta Air Lines Pass-Through Certificates Series 2015-B	4.25%	1-30-2025	$747,240	$ 740,832
United Airlines Pass-Through Trust Certificates Series 2020-1 Class B	4.88	7-15-2027	586,035	568,044
				5,024,172
Information technology: 1.41%
IT services: 0.73%
Fiserv Incorporated %%	5.45	3-2-2028	3,000,000	2,995,836
Kyndryl Holdings Incorporated	2.05	10-15-2026	2,150,000	1,847,989
				4,843,825
Semiconductors & semiconductor equipment: 0.68%
Intel Corporation	4.88	2-10-2028	3,000,000	2,956,170
Microchip Technology Incorporated	2.67	9-1-2023	1,525,000	1,501,708
				4,457,878
Materials: 0.19%
Chemicals: 0.19%
Celanese US Holding LLC	6.17	7-15-2027	1,245,000	1,235,773
Real estate: 1.38%
Equity REITs: 1.38%
Brandywine Operating Partnership Series 3	7.55	3-15-2028	1,140,000	1,117,688
EPR Properties Company	4.50	4-1-2025	1,500,000	1,437,550
Omega Healthcare Investors Incorporated	4.75	1-15-2028	145,000	136,001
Piedmont Operating Partnership LP	4.45	3-15-2024	1,765,000	1,739,465
Sabra Health Care LP / Sabra Capital Corporation	5.13	8-15-2026	1,490,000	1,409,356
Service Properties Trust	4.50	6-15-2023	1,500,000	1,498,828
VICI Properties LP	4.38	5-15-2025	1,835,000	1,765,986
				9,104,874
Utilities: 1.81%
Electric utilities: 1.15%
NextEra Energy Capital Company %%	6.05	3-1-2025	1,750,000	1,760,657
Southern California Edison Company	0.70	4-3-2023	2,200,000	2,191,263
Southern California Edison Company %%	5.30	3-1-2028	3,605,000	3,588,021
				7,539,941
Multi-utilities: 0.66%
CenterPoint Energy Incorporated	0.70	3-2-2023	765,000	765,000
CenterPoint Energy Incorporated (U.S. SOFR +0.65%) ±	5.21	5-13-2024	680,000	676,737
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%) ±	5.28	3-2-2023	443,000	443,000
Evergy Missouri West Incorporated 144A	5.15	12-15-2027	2,500,000	2,477,306
				4,362,043
Total Corporate bonds and notes (Cost $143,049,256)				137,157,364
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes : 1.10%
Communication services: 0.22%
Media: 0.22%
SES SA ʊ	2.88%	12-31-2049	EUR	1,625,000	$ 1,445,994
Consumer staples: 0.23%
Tobacco: 0.23%
Altria Group Incorporated	1.70	6-15-2025	EUR	1,515,000	1,520,275
Financials: 0.16%
Banks: 0.16%
Permanent TSB Group	2.13	9-26-2024	EUR	1,000,000	1,034,568
Industrials: 0.27%
Containers & packaging: 0.19%
Can-Pack SA 144A	2.38	11-1-2027	EUR	1,500,000	1,259,102
Electrical equipment: 0.08%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	500,000	532,140
Real estate: 0.22%
Equity REITs: 0.22%
Aedas Homes Opco SLU 144A	4.00	8-15-2026	EUR	1,500,000	1,426,308
Total Foreign corporate bonds and notes (Cost $8,884,407)					7,218,387
Foreign government bonds : 3.73%
Bonos y Obligaciones del Estado ¤	0.00	1-31-2028	EUR	2,680,000	2,410,574
Brazil ¤	0.00	1-1-2024	BRL	17,000,000	2,925,298
France	0.75	2-25-2028	EUR	10,045,000	9,518,488
Germany	1.30	10-15-2027	EUR	8,175,000	8,115,943
Malaysia	3.88	3-14-2025	MYR	6,895,000	1,552,111
Total Foreign government bonds (Cost $25,384,304)					24,522,414
Loans: 0.58%
Communication services: 0.43%
Media: 0.43%
CSC Holdings LLC (3 Month LIBOR +2.25%) ±	6.84	7-17-2025		$1,948,605	1,878,280
Gray Television Incorporated (1 Month LIBOR +2.50%) ±	7.07	2-7-2024		991,640	989,984
					2,868,264
Financials: 0.15%
Diversified financial services: 0.15%
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	8.13	5-30-2025		991,610	975,496
Total Loans (Cost $3,894,459)					3,843,760
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Bond Plus Fund  |  15

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.43%
Indiana: 0.13%
Education revenue: 0.13%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	1.47%	2-25-2044	$873,166	$ 871,402
New Jersey: 0.30%
Miscellaneous revenue: 0.30%
New Jersey Transportation Trust Fund Authority System Series B	2.55	6-15-2023	2,000,000	1,984,896
Total Municipal obligations (Cost $2,865,361)				2,856,298
Non-agency mortgage-backed securities: 19.55%
Achieve Mortgage Series 2022-HE1 Class A 144A±±	7.00	10-25-2037	2,539,748	2,541,553
Affirm Incorporated Series 2021-B Class A 144A	1.03	8-17-2026	3,653,000	3,501,497
Ajax Mortgage Loan Trust Series 2021-E Class A1 144A±±	1.74	12-25-2060	3,082,397	2,615,972
Anchorage Capital CLO Limited Series 2015-6A Class B2RR (3 Month LIBOR +1.85%) 144A±	6.64	7-15-2030	4,000,000	3,964,240
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	429,727	385,163
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	662,497	609,771
APEX Credit CLO LLC Series 2017 Class 2A (3 Month LIBOR +1.60%) 144A±	6.35	9-20-2029	3,000,000	2,915,511
Auburn CLO Limited. Series 2017-1A Class A2A (3 Month LIBOR +1.62%) 144A±	6.43	10-20-2030	470,000	461,859
Black Diamond CLO Limited Series 2017-1A Class A1 (3 Month LIBOR +1.05%) 144A±	5.87	4-24-2029	1,918,495	1,906,033
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	2,202,750	1,997,112
Bravo Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR +0.75%) 144A±	5.23	11-25-2069	2,187,313	2,170,720
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	327,668	316,259
BX Trust Series 2021-ARIA Class D (1 Month LIBOR +1.90%) 144A±	6.48	10-15-2036	2,165,000	2,063,282
Carlyle Global Market Series 2015-1A Class CR3 (3 Month LIBOR +2.00%) 144A±	6.24	7-20-2031	3,000,000	2,825,346
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±	4.00	10-25-2068	202,643	195,833
Cascade Funding Mortgage Trust Series 2018-RM2 Class B 144A±±	4.00	10-25-2068	883,524	836,081
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95	12-26-2030	1,715,701	1,666,841
Cascade Funding Mortgage Trust Series 2021-AL1 Class B 144A	1.39	9-22-2031	1,409,871	1,341,633
CIFC Funding Limited Series 2017-2A (3 Month LIBOR +1.85%) 144A±	6.66	4-20-2030	1,250,000	1,194,855
CIFC Funding Limited Series 2018-1A Class A (3 Month LIBOR +1.00%) 144A±	5.79	4-18-2031	4,000,000	3,943,695
Colt Funding LLC Series 2020-2 Class A1 144A±±	1.85	3-25-2065	102,146	100,462
Commercial Mortgage Trust Series 2012-CR4 Class A	3.25	10-15-2045	2,000,000	1,814,009
Commercial Mortgage Trust Series 2014-CR14 Class B ±±	4.59	2-10-2047	680,000	658,631
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Commercial Mortgage Trust Series 2015-DC1 Class A3	3.22%	2-10-2048	$58,798	$ 58,725
ContiMortgage Home Equity Loan Trust Series 1996-2 Class IO ±±	0.00	7-15-2027	367,709	4,413
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	4.01	6-19-2031	64,210	61,704
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A±±	2.51	2-25-2050	673,013	618,186
Credit Suisse Mortgage Trust Series 2021-AFC1 Class A2 144A±±	1.07	3-25-2056	1,414,190	1,112,981
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49	11-15-2048	817,720	774,148
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.13%) 144A±	5.73	12-19-2030	550,000	543,791
Dryden Senior Loan Fund Series 2019-72A (3 Month LIBOR +1.85%) 144A±	6.71	5-15-2032	1,000,000	947,028
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	5.34	9-25-2033	148,734	145,360
FirstKey Homes Trust Series 2021 Class B 144A	1.61	9-17-2038	2,235,000	1,948,620
FirstKey Homes Trust Series 2021 Class C 144A	1.89	8-17-2038	1,835,000	1,591,983
FS Rialto Issuer Limited Series 2021-FL3 Class B (1 Month LIBOR +1.80%) 144A±	6.39	11-16-2036	2,000,000	1,892,601
FWD Securitization Trust Series 2020-INV1 Class A3 144A±±	2.44	1-25-2050	761,069	676,178
GCAT Series 2021-NQM1 Class A1 144A±±	0.87	1-25-2066	1,206,508	1,006,076
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2	8.02	2-25-2027	34,322	33,451
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	1,233,338	1,209,251
Gracie Point International Funding 2022-1A (30 Day Average U.S. SOFR +2.75%) 144A±	7.06	4-1-2024	1,595,000	1,594,462
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	103,116	96,515
Harbor Group International Limited Series 2021-FL1 Class A (1 Month LIBOR +1.05%) 144A±	5.64	6-16-2036	1,560,692	1,498,076
Harbor Group International Limited Series 2021-FL2 Class C (1 Month LIBOR +1.80%) 144A±	6.39	9-17-2036	1,000,000	944,563
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	5.59	11-15-2036	1,653,874	1,639,505
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1 144A±±	1.60	11-25-2056	2,610,084	2,155,169
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3 144A±±	4.45	5-25-2067	4,005,000	3,390,583
Jonah Energy LLC Series 2022-1 Class A1 144A	7.20	12-10-2037	2,557,479	2,534,573
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +1.21%) 144A±	5.80	6-15-2035	566,915	523,117
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	5.55	7-15-2036	1,149,504	1,136,918
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020 Class A7 144A±±	3.50	7-25-2050	1,035,020	918,944
Madison Park Funding Limited Series 2012-0A (3 Month LIBOR +1.55%) 144A±	6.36	7-27-2030	1,570,000	1,542,611
Marlette Funding Trust Series 2021-2A Class B 144A	1.06	9-15-2031	3,321,048	3,250,675
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	2.84	10-25-2032	803	756
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Bond Plus Fund  |  17

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
MED Trust Series 2021-MDLN Class B (1 Month LIBOR +1.45%) 144A±	6.04%	11-15-2038	$2,991,114	$ 2,923,838
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month +0.96%) 144A±	5.53	7-15-2036	1,411,935	1,374,677
MF1 Multifamily Housing Mortgage Series 2022-FL8 Class A (30 Day Average U.S. SOFR +1.35%) 144A±	5.78	2-19-2037	3,800,000	3,753,815
MFRA Trust Series 2020-NQM1 Class A2 144A±±	1.79	8-25-2049	549,688	507,100
MFRA Trust Series 2021-NQM1 Class A2 144A±±	1.38	4-25-2065	898,944	795,578
Morgan Stanley Capital I Trust 2014-150E Class A 144A	3.91	9-9-2032	800,000	704,418
New Residential Mortgage Loan Series 2018-5A Class A1A 144A±±	4.25	12-25-2057	1,825,378	1,736,599
New Residential Mortgage Loan Series 2019-6A Class A1B 144A±±	3.50	9-25-2059	1,128,378	1,028,036
New York Mortgage Trust Series 2022 Class A1 144A	2.04	7-25-2061	2,681,688	2,391,894
Oceanview Mortgage Trust 2021-EBO1 Class 1A 144A	1.22	12-29-2051	584,320	560,321
Octagon Investment Partners Series 2017-1A Class A2R (3 Month LIBOR +1.45%) 144A±	6.26	3-17-2030	2,190,000	2,144,135
Octane Receivables Trust 2023-1 Class A 144A	5.87	5-21-2029	790,000	789,506
Octane Receivables Trust 2023-1 Class B 144A	5.96	7-20-2029	645,000	643,250
Octane Receivables Trust Series 2022-2A Class A 144A	5.11	2-22-2028	1,456,906	1,442,657
OPG Trust 2021-PORT (1 Month LIBOR +0.71%) 144A±	5.30	10-15-2036	3,152,721	3,034,215
Pagaya AI Debt Selection Trust 2023-1 144A	7.56	7-15-2030	3,305,000	3,312,733
PKHL Commercial Mortgage Trust Series 2021 Class B (1 Month LIBOR +1.18%) 144A±	5.77	7-15-2038	3,342,000	3,134,045
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	162,431	159,933
Residential Mortgage Loan Trust Series 2021-1R Class A2 144A±±	1.10	1-25-2065	300,022	275,639
Sound Point CLO Limited Series 2015-1RA Class AR (3 Month LIBOR +1.08%) 144A±	5.87	4-15-2030	741,327	732,906
Sound Point CLO Limited Series 2015-1RA Class BR (3 Month LIBOR +1.55%) 144A±	6.34	4-15-2030	2,660,000	2,573,750
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A±±	2.56	2-25-2050	1,321,259	1,257,781
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	358,238	352,939
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	368,641	349,165
Towd Point Mortgage Trust Series 2019-4 Class A1 144A±±	2.90	10-25-2059	903,422	839,478
Towd Point Mortgage Trust Series 2019-MH1 Class A1 144A±±	3.00	11-25-2058	163,479	160,542
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	5.44	2-15-2032	1,459,270	1,426,513
Venture CDO Limited Series 2017-29A (3 Month LIBOR +0.99%) 144A±	5.85	9-7-2030	2,477,340	2,446,892
Verus Securitization Trust Series 2021-2 Class A1 144A±±	1.03	2-25-2066	1,776,586	1,506,971
Verus Securitization Trust Series 2021-8 Class A2 144A±±	2.29	11-25-2066	2,101,175	1,760,373
Verus Securitization Trust Series 2021-R1 Class A2 144A±±	1.06	10-25-2063	131,880	118,380
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02%	4-25-2064	$1,025,380	$ 913,089
Vibrant CLO Limited (3 Month LIBOR +0.95%) 144A±	5.70	6-20-2029	1,440,919	1,431,515
Voya CLO Limited Series 2017-1A (3 Month LIBOR +1.90%) 144A±	6.69	4-17-2030	2,500,000	2,356,245
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.53	8-25-2032	47,308	47,984
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.53	8-25-2032	31,146	30,538
Wilshire Funding Corporation Series 1998-2 Class M1 (12 Month Treasury Average +2.00%) ±	4.05	12-28-2037	3,787	3,724
Wind River CLO Limited Series 2013-2A Class AR (3 Month LIBOR +1.00%) 144A±	5.79	10-18-2030	3,815,277	3,767,876
Zais CLO Limited Series 2017-1A (3 Month LIBOR +2.65%) 144A±	7.44	7-15-2029	2,050,000	1,983,865
Total Non-agency mortgage-backed securities (Cost $135,426,546)				128,650,236
U.S. Treasury securities: 27.79%
U.S. Treasury Note	0.25	5-15-2024	4,355,000	4,107,650
U.S. Treasury Note	0.38	12-31-2025	66,440,000	59,274,342
U.S. Treasury Note	1.13	1-15-2025	39,905,000	37,259,735
U.S. Treasury Note	2.88	6-15-2025	2,470,000	2,373,902
U.S. Treasury Note	3.25	8-31-2024	77,250,000	75,261,416
U.S. Treasury Note	3.50	9-15-2025	1,690,000	1,645,571
U.S. Treasury Note	3.50	1-31-2028	530,000	513,893
U.S. Treasury Note	4.63	2-28-2025	2,480,000	2,472,056
Total U.S. Treasury securities (Cost $186,440,086)				182,908,565
Yankee corporate bonds and notes: 13.16%
Consumer discretionary: 0.87%
Auto components: 0.12%
Faurecia SE	7.25	6-15-2026	700,000	760,426
Automobiles: 0.35%
Conti Gummi Finance BV	1.13	9-25-2024	2,000,000	2,028,059
Stellantis NV	5.25	4-15-2023	250,000	249,330
				2,277,389
Internet & direct marketing retail: 0.40%
Prosus NV 144A	3.26	1-19-2027	3,000,000	2,667,615
Consumer staples: 0.29%
Food products: 0.29%
Viterra Finance BV 144A	4.90	4-21-2027	2,000,000	1,894,660
Energy: 0.44%
Oil, gas & consumable fuels: 0.44%
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.04%) ʊ±	4.38	6-22-2025	3,000,000	2,860,175
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Bond Plus Fund  |  19

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 10.01%
Banks: 6.41%
Banco Santander (1 Year Treasury Constant Maturity +0.45%) ±	0.70%	6-30-2024	$2,000,000	$ 1,961,460
Bank of Montreal	4.70	9-14-2027	2,460,000	2,405,589
Banque Fédérative du Crédit Mutuel 144A	4.52	7-13-2025	3,000,000	2,931,645
Barclays Bank plc (1 Year Treasury Constant Maturity +0.80%) ±	1.01	12-10-2024	1,155,000	1,112,138
BNP Paribas (U.S. SOFR +1.00%) 144A±	1.32	1-13-2027	1,545,000	1,367,950
BNP Paribas (1 Year Treasury Constant Maturity +1.45%) 144A±	5.13	1-13-2029	3,000,000	2,949,977
BPCE SA 144A	4.75	7-19-2027	2,560,000	2,488,100
Central American Bank 144A	1.14	2-9-2026	2,500,000	2,215,875
Crédit Agricole Group SA 144A	5.30	7-12-2028	3,000,000	2,983,614
Danske Bank A/S (1 Year Treasury Constant Maturity +0.55%) 144A±	0.98	9-10-2025	2,000,000	1,852,276
Danske Bank Class A (1 Year Treasury Constant Maturity +2.10%) 144A±	6.47	1-9-2026	1,000,000	1,006,146
Deutsche Bank (U.S. SOFR +2.16%) ±	2.22	9-18-2024	1,500,000	1,466,252
HSBC Holdings plc (U.S. SOFR +0.71%) ±	0.98	5-24-2025	600,000	564,412
HSBC Holdings plc (U.S. SOFR +1.10%) ±	2.25	11-22-2027	1,760,000	1,548,166
HSBC Holdings plc (U.S. SOFR +2.61%) ±	5.21	8-11-2028	2,400,000	2,346,819
Intesa Sanpaolo SpA 144A	3.25	9-23-2024	2,000,000	1,905,060
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +1.90%) ±	5.35	9-13-2028	2,950,000	2,921,171
Mitsubishi UFJ Financial Group Incorporated (1 Year Treasury Constant Maturity +1.08%) ±	5.72	2-20-2026	3,000,000	2,995,824
Mizuho Financial Group (U.S. SOFR +1.24%) ±	2.84	7-16-2025	1,000,000	956,292
NatWest Markets plc 144A	2.38	5-21-2023	1,375,000	1,365,533
Sumitomo Mitsui Financial Group Incorporated	5.52	1-13-2028	2,840,000	2,832,498
				42,176,797
Capital markets: 1.21%
Credit Suisse Group AG (U.S. SOFR +2.04%) 144A±	2.19	6-5-2026	3,000,000	2,583,997
Macquarie Group Limited (U.S. SOFR +1.07%) 144A±	1.34	1-12-2027	1,885,000	1,656,858
UBS Group AG (1 Year Treasury Constant Maturity +0.85%) 144A±	1.49	8-10-2027	2,000,000	1,733,288
UBS Group AG (1 Year Treasury Constant Maturity +1.55%) 144A±	5.71	1-12-2027	2,000,000	1,995,807
				7,969,950
Consumer finance: 0.23%
Volkswagen Financial Services AG	3.38	4-6-2028	1,500,000	1,514,215
Diversified financial services: 1.05%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	1.65	10-29-2024	2,500,000	2,319,192
African Export Import BA 144A	2.63	5-17-2026	550,000	491,713
Avolon Holdings Funding Limited 144A	2.53	11-18-2027	862,000	718,241
Avolon Holdings Funding Limited 144A	5.50	1-15-2026	965,000	933,816
Cirsa Finance International 144A	10.38	11-30-2027	400,000	448,042
New Red Finance Incorporated 144A«	5.75	4-15-2025	2,000,000	1,987,510
				6,898,514
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 0.69%
Allied World Assurance Company Holdings Limited	4.35%	10-29-2025	$2,880,000	$ 2,751,266
Athene Global Funding	0.37	9-10-2026	2,000,000	1,802,629
				4,553,895
Thrifts & mortgage finance: 0.42%
Nationwide Building Society 144A	4.85	7-27-2027	2,860,000	2,787,911
Health care: 0.28%
Biotechnology: 0.28%
Mylan NV	3.95	6-15-2026	2,000,000	1,870,366
Industrials: 0.05%
Commercial services & supplies: 0.05%
Verisure Holding AB 144A	9.25	10-15-2027	300,000	335,574
Information technology: 0.40%
Semiconductors & semiconductor equipment: 0.40%
Renesas Electronics Corporation 144A	1.54	11-26-2024	2,830,000	2,603,738
Materials: 0.30%
Chemicals: 0.30%
Syngenta Finance NV 144A	4.44	4-24-2023	2,000,000	1,994,827
Real estate: 0.52%
Equity REITs: 0.29%
Scentre Group Trust 144A	3.63	1-28-2026	2,000,000	1,883,293
Real estate management & development: 0.23%
Cadillac Fairview Corporation Limited 144A	3.88	3-20-2027	1,687,000	1,541,842
Total Yankee corporate bonds and notes (Cost $90,771,929)				86,591,187

		Yield	Shares
Short-term investments: 4.20%
Investment companies: 4.20%
Allspring Government Money Market Fund Select Class ♠∞##		4.39	27,568,373	27,568,373
Securities Lending Cash Investments LLC ♠∩∞		4.54	104,016	104,016
Total Short-term investments (Cost $27,672,379)				27,672,389
Total investments in securities (Cost $691,108,733)	101.01%			664,853,537
Other assets and liabilities, net	(1.01)			(6,637,788)
Total net assets	100.00%			$658,215,749

The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Bond Plus Fund  |  21

Portfolio of investments—February 28, 2023 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BRL	Brazilian real
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$34,859,487	$237,253,142	$(244,544,256)	$ 0	$ 0	$ 27,568,373	27,568,373	$ 566,656
Securities Lending Cash Investments LLC	385,605	159,872,526	(160,153,846)	(279)	10	104,016	104,016	144,244 #
				$ (279)	$10	$27,672,389		$710,900

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2023 (unaudited)

Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
2,615,000 EUR	2,862,376 USD	Morgan Stanley	3-31-2023	$ 0	$ (91,687)
208,037,384 JPY	1,480,000 EUR	Morgan Stanley	3-31-2023	0	(71,134)
20,476,650 USD	19,195,000 EUR	Morgan Stanley	3-31-2023	138,837	0
1,359,210 USD	1,270,000 EUR	Morgan Stanley	3-31-2023	13,598	0
4,658,227 USD	4,350,000 EUR	Morgan Stanley	3-31-2023	49,241	0
1,618,541 USD	1,500,000 EUR	Morgan Stanley	3-31-2023	29,235	0
6,520,629 USD	6,050,000 EUR	Morgan Stanley	3-31-2023	110,431	0
1,631,253 USD	1,500,000 EUR	Morgan Stanley	3-31-2023	41,947	0
208,037,384 JPY	1,480,000 EUR	Morgan Stanley	3-31-2023	37,174	0
757,575 USD	695,000 EUR	Morgan Stanley	3-31-2023	21,197	0
876,187 USD	805,000 EUR	Morgan Stanley	3-31-2023	23,259	0
				$464,919	$(162,821)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,050	6-30-2023	$214,500,898	$213,912,890	$ 0	$ (588,008)
Short
Euro-BOBL Futures	(40)	3-8-2023	(5,047,707)	(4,873,034)	174,673	0
10-Year U.S. Treasury Notes	(39)	6-21-2023	(4,361,880)	(4,354,594)	7,286	0
5-Year U.S. Treasury Notes	(527)	6-30-2023	(56,556,217)	(56,417,821)	138,396	0
					$320,355	$(588,008)
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Bond Plus Fund  |  23

Statement of assets and liabilities—February 28, 2023 (unaudited)

Assets
Investments in unaffiliated securities (including $101,911 of securities loaned), at value (cost $663,436,354)	$ 637,181,148
Investments in affiliated securities, at value (cost $27,672,379)	27,672,389
Segregated cash for forward foreign currency contracts	220,000
Cash at broker segregated for futures contracts	1,730,000
Receivable for investments sold	9,005,621
Receivable for interest	3,089,962
Receivable for Fund shares sold	953,119
Unrealized gains on forward foreign currency contracts	464,919
Principal paydown receivable	5,185
Receivable for securities lending income, net	229
Prepaid expenses and other assets	106,484
Total assets	680,429,056
Liabilities
Payable for when-issued transactions	14,063,330
Payable for investments purchased	4,077,382
Due to custodian bank, foreign currency, at value (cost $2,088,406)	2,088,406
Payable for Fund shares redeemed	1,022,953
Overdraft due to custodian bank	392,101
Unrealized losses on forward foreign currency contracts	162,821
Management fee payable	159,373
Payable upon receipt of securities loaned	104,016
Administration fees payable	48,664
Payable for daily variation margin on open futures contracts	7,638
Distribution fee payable	2,014
Accrued expenses and other liabilities	84,609
Total liabilities	22,213,307
Total net assets	$658,215,749
Net assets consist of
Paid-in capital	$ 696,230,744
Total distributable loss	(38,014,995)
Total net assets	$658,215,749
Computation of net asset value and offering price per share
Net assets – Class A	$ 137,047,709
Shares outstanding – Class A1	16,521,609
Net asset value per share – Class A	$8.30
Maximum offering price per share – Class A2	$8.47
Net assets – Class C	$ 3,396,799
Shares outstanding – Class C1	410,054
Net asset value per share – Class C	$8.28
Net assets – Class R6	$ 13,915,034
Shares outstanding – Class R6[1]	1,678,251
Net asset value per share – Class R6	$8.29
Net assets – Institutional Class	$ 503,856,207
Shares outstanding – Institutional Class[1]	60,717,694
Net asset value per share – Institutional Class	$8.30
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Short-Term Bond Plus Fund

Statement of operations—six months ended February 28, 2023 (unaudited)

Investment income
Interest	$ 10,060,995
Income from affiliated securities	638,069
Total investment income	10,699,064
Expenses
Management fee	1,075,565
Administration fees
Class A	109,490
Class C	3,065
Class R6	2,231
Institutional Class	183,616
Shareholder servicing fees
Class A	170,876
Class C	4,781
Distribution fee
Class C	14,343
Custody and accounting fees	20,679
Professional fees	35,556
Registration fees	32,891
Shareholder report expenses	30,318
Trustees’ fees and expenses	10,625
Other fees and expenses	8,415
Total expenses	1,702,451
Less: Fee waivers and/or expense reimbursements
Fund-level	(72,217)
Class A	(47,902)
Class C	(1,149)
Class R6	(744)
Net expenses	1,580,439
Net investment income	9,118,625
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(5,207,653)
Affiliated securities	(279)
Forward foreign currency contracts	(74,660)
Futures contracts	(2,976,719)
Net realized losses on investments	(8,259,311)
Net change in unrealized gains (losses) on
Unaffiliated securities	507,273
Affiliated securities	10
Forward foreign currency contracts	(527,968)
Futures contracts	(47,671)
Net change in unrealized gains (losses) on investments	(68,356)
Net realized and unrealized gains (losses) on investments	(8,327,667)
Net increase in net assets resulting from operations	$ 790,958
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Bond Plus Fund  |  25

Statement of changes in net assets

	Six months ended February 28, 2023 (unaudited)		Year ended August 31, 2022
Operations
Net investment income		$ 9,118,625		$ 8,785,034
Net realized losses on investments		(8,259,311)		(4,518,213)
Net change in unrealized gains (losses) on investments		(68,356)		(32,399,021)
Net increase (decrease) in net assets resulting from operations		790,958		(28,132,200)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,885,332)		(3,260,447)
Class C		(37,430)		(66,976)
Class R6		(226,341)		(576,380)
Institutional Class		(6,939,065)		(9,456,485)
Total distributions to shareholders		(9,088,168)		(13,360,288)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,136,754	9,450,378	1,472,078	12,971,130
Class C	11,058	91,836	111,895	994,577
Class R6	96,539	801,867	489,531	4,166,599
Institutional Class	21,860,536	181,319,490	29,373,532	254,171,578
		191,663,571		272,303,884
Reinvestment of distributions
Class A	215,559	1,784,991	351,308	3,077,067
Class C	4,527	37,430	7,551	66,318
Class R6	6,847	56,654	4,660	40,256
Institutional Class	631,009	5,226,544	867,848	7,589,450
		7,105,619		10,773,091
Payment for shares redeemed
Class A	(1,692,199)	(14,039,814)	(4,367,651)	(38,301,946)
Class C	(108,692)	(901,175)	(203,015)	(1,765,491)
Class R6	(397,231)	(3,295,479)	(2,084,157)	(18,249,955)
Institutional Class	(14,865,758)	(123,210,703)	(22,157,051)	(192,938,192)
		(141,447,171)		(251,255,584)
Net increase in net assets resulting from capital share transactions		57,322,019		31,821,391
Total increase (decrease) in net assets		49,024,809		(9,671,097)
Net assets
Beginning of period		609,190,940		618,862,037
End of period		$ 658,215,749		$ 609,190,940
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Short-Term Bond Plus Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.41	$9.02	$9.09	$8.84	$8.65	$8.77
Net investment income	0.11	0.11 [1]	0.14	0.19	0.20	0.15
Net realized and unrealized gains (losses) on investments	(0.11)	(0.54)	0.02	0.24	0.19	(0.12)
Total from investment operations	0.00	(0.43)	0.16	0.43	0.39	0.03
Distributions to shareholders from
Net investment income	(0.11)	(0.11)	(0.13)	(0.18)	(0.20)	(0.15)
Net realized gains	0.00	(0.07)	(0.10)	0.00	0.00	0.00
Total distributions to shareholders	(0.11)	(0.18)	(0.23)	(0.18)	(0.20)	(0.15)
Net asset value, end of period	$8.30	$8.41	$9.02	$9.09	$8.84	$8.65
Total return[2]	0.05%	(4.83)%	1.76%	4.96%	4.60%	0.31%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.81%	0.81%	0.82%	0.82%	0.82%
Net expenses	0.72%	0.70%	0.70%	0.71%	0.72%	0.72%
Net investment income	2.70%	1.30%	1.48%	2.10%	2.33%	1.68%
Supplemental data
Portfolio turnover rate	44%	65%	65%	88%	43%	43%
Net assets, end of period (000s omitted)	$137,048	$141,782	$175,111	$170,975	$170,345	$182,179

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Bond Plus Fund  |  27

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class C	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.40	$9.01	$9.07	$8.83	$8.64	$8.76
Net investment income	0.08 [1]	0.05	0.06	0.12	0.14	0.08
Net realized and unrealized gains (losses) on investments	(0.12)	(0.55)	0.04	0.24	0.19	(0.12)
Total from investment operations	(0.04)	(0.50)	0.10	0.36	0.33	(0.04)
Distributions to shareholders from
Net investment income	(0.08)	(0.04)	(0.06)	(0.12)	(0.14)	(0.08)
Net realized gains	0.00	(0.07)	(0.10)	0.00	0.00	0.00
Total distributions to shareholders	(0.08)	(0.11)	(0.16)	(0.12)	(0.14)	(0.08)
Net asset value, end of period	$8.28	$8.40	$9.01	$9.07	$8.83	$8.64
Total return[2]	(0.46)%	(5.57)%	1.10%	4.10%	3.82%	(0.44)%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.55%	1.56%	1.56%	1.57%	1.57%
Net expenses	1.47%	1.47%	1.47%	1.47%	1.47%	1.47%
Net investment income	1.92%	0.53%	0.71%	1.36%	1.57%	0.93%
Supplemental data
Portfolio turnover rate	44%	65%	65%	88%	43%	43%
Net assets, end of period (000s omitted)	$3,397	$4,225	$5,286	$5,773	$7,146	$8,588

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Short-Term Bond Plus Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class R6	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018 [1]
Net asset value, beginning of period	$8.40	$9.02	$9.08	$8.83	$8.66	$8.64
Net investment income	0.14	0.14 [2]	0.16	0.21	0.23	0.02 [2]
Net realized and unrealized gains (losses) on investments	(0.12)	(0.56)	0.03	0.25	0.17	0.02
Total from investment operations	0.02	(0.42)	0.19	0.46	0.40	0.04
Distributions to shareholders from
Net investment income	(0.13)	(0.13)	(0.15)	(0.21)	(0.23)	(0.02)
Net realized gains	0.00	(0.07)	(0.10)	0.00	0.00	0.00
Total distributions to shareholders	(0.13)	(0.20)	(0.25)	(0.21)	(0.23)	(0.02)
Net asset value, end of period	$8.29	$8.40	$9.02	$9.08	$8.83	$8.66
Total return[3]	0.21%	(4.65)%	2.18%	5.28%	4.69%	0.42%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.43%	0.43%	0.44%	0.44%	0.44%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.99%	1.55%	1.79%	2.41%	2.71%	2.24%
Supplemental data
Portfolio turnover rate	44%	65%	65%	88%	43%	43%
Net assets, end of period (000s omitted)	$13,915	$16,575	$32,131	$35,301	$30,585	$2,553

[1]	For the period from July 31, 2018 (commencement of class operations) to August 31, 2018
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Bond Plus Fund  |  29

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.41	$9.03	$9.09	$8.84	$8.65	$8.78
Net investment income	0.12	0.13	0.15	0.21	0.23	0.17
Net realized and unrealized gains (losses) on investments	(0.11)	(0.55)	0.04	0.24	0.19	(0.13)
Total from investment operations	0.01	(0.42)	0.19	0.45	0.42	0.04
Distributions to shareholders from
Net investment income	(0.12)	(0.13)	(0.15)	(0.20)	(0.23)	(0.17)
Net realized gains	0.00	(0.07)	(0.10)	0.00	0.00	0.00
Total distributions to shareholders	(0.12)	(0.20)	(0.25)	(0.20)	(0.23)	(0.17)
Net asset value, end of period	$8.30	$8.41	$9.03	$9.09	$8.84	$8.65
Total return[1]	0.18%	(4.69)%	2.13%	5.23%	4.88%	0.46%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.48%	0.48%	0.49%	0.49%	0.49%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.46%
Net investment income	2.97%	1.57%	1.69%	2.37%	2.60%	1.95%
Supplemental data
Portfolio turnover rate	44%	65%	65%	88%	43%	43%
Net assets, end of period (000s omitted)	$503,856	$446,610	$406,333	$251,480	$226,517	$226,655

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term Bond Plus Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee established by Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

Allspring Short-Term Bond Plus Fund  |  31

Notes to financial statements (unaudited)
The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is

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Notes to financial statements (unaudited)
minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as daily variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of Operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between

Allspring Short-Term Bond Plus Fund  |  33

Notes to financial statements (unaudited)
the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $689,206,892 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 3,999,335
Gross unrealized losses	(28,318,245)
Net unrealized losses	$(24,318,910)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

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Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 3,842,541	$0	$ 3,842,541
Asset-backed securities	0	59,590,396	0	59,590,396
Corporate bonds and notes	0	137,157,364	0	137,157,364
Foreign corporate bonds and notes	0	7,218,387	0	7,218,387
Foreign government bonds	0	24,522,414	0	24,522,414
Loans	0	3,843,760	0	3,843,760
Municipal obligations	0	2,856,298	0	2,856,298
Non-agency mortgage-backed securities	0	128,650,236	0	128,650,236
U.S. Treasury securities	182,908,565	0	0	182,908,565
Yankee corporate bonds and notes	0	86,591,187	0	86,591,187
Short-term investments
Investment companies	27,672,389	0	0	27,672,389
	210,580,954	454,272,583	0	664,853,537
Forward foreign currency contracts	0	464,919	0	464,919
Futures contracts	320,355	0	0	320,355
Total assets	$210,901,309	$454,737,502	$0	$665,638,811
Liabilities
Forward foreign currency contracts	$ 0	$ 162,821	$0	$ 162,821
Futures contracts	588,008	0	0	588,008
Total liabilities	$ 588,008	$ 162,821	$0	$ 750,829
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2023, the Fund did not have any transfers into/out of Level 3.

Allspring Short-Term Bond Plus Fund  |  35

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended February 28, 2023, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of February 28, 2023, the contractual expense caps are as follows:

36  |  Allspring Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
Expense ratio caps
Class A	0.72%
Class C	1.47
Class R6	0.40
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2023, Allspring Funds Distributor received $201 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$187,255,714	$176,212,503	$115,783,193	$138,387,790
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of February 28, 2023, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Allspring Short-Term Bond Plus Fund  |  37

Notes to financial statements (unaudited)
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Jefferies LLC	$101,911	$(101,911)	$0
1 Collateral disclosed within this table is limited to the net transaction with the counterparty.
7. DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2023, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts .
The volume of the Fund's derivative activity during the six months ended February 28, 2023 was as follows:
Futures contracts
Average notional balance on long futures	$211,680,327
Average notional balance on short futures	42,573,229
Forward foreign currency contracts
Average contract amounts to buy	$ 2,544,459
Average contract amounts to sell	16,008,125
The fair value of derivative instruments as of February 28, 2023 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 320,355*	Unrealized losses on futures contracts	$ 588,008*
Foreign currency risk	Unrealized gains on forward foreign currency contracts	464,919	Unrealized losses on forward foreign currency contracts	162,821
		$785,274		$750,829

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of February 28, 2023 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2023 was as follows:
	Net realized gains (losses) on derivatives
	Forward foreign currency contracts	Futures contracts	Total
Interest rate risk	$ 0	$ (2,976,719)	$ (2,976,719)
Foreign currency risk	(74,660)	0	(74,660)
	$(74,660)	$(2,976,719)	$(3,051,379)

	Net change in unrealized gains (losses) on derivatives
	Forward foreign currency contracts	Futures contracts	Total
Interest rate risk	$ 0	$ (47,671)	$ (47,671)
Foreign currency risk	(527,968)	0	(527,968)
	$(527,968)	$(47,671)	$(575,639)

38  |  Allspring Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley	$464,919	$(162,821)	$0	$302,098

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Morgan Stanley	$162,821	$(162,821)	$0	$0
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2023, there were no borrowings by the Fund under the agreement.
9. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
10. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Short-Term Bond Plus Fund  |  39

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

40  |  Allspring Short-Term Bond Plus Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Short-Term Bond Plus Fund  |  41

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

42  |  Allspring Short-Term Bond Plus Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Short-Term Bond Plus Fund  |  43

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03102023-tmfjygz8 04-23
SAR3005 02-23

Semi-Annual Report
February 28, 2023
Allspring
Short-Term High Income Fund
(formerly, Allspring Short-Term High Yield Bond Fund)

Allspring Short-Term High Income Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Short-Term High Income Fund for the six-month period that ended February 28, 2023. Effective January 17, 2023, the Fund changed its name from Allspring Short-Term High Yield Bond Fund to Allspring Short-Term High Income Fund. Globally, stocks and bonds experienced heightened volatility through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with non-U.S. equities––both developed market and emerging market––outperforming U.S. stocks overall. Bonds––both U.S. and non-U.S.––began to recover from sustained aggressive interest rate increases. After suffering deep and broad losses over the past year, recent fixed income performance benefited from a base of higher yields that can now generate higher income. For the period, U.S. stocks, based on the S&P 500 Index,1 returned 1.26%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.30%, while the MSCI EM Index (Net) (USD)3 lost 2.29%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.13%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -0.11%, the Bloomberg Municipal Bond Index6 gained 0.66%, and the ICE BofA U.S. High Yield Index7 returned 2.41%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets
A challenging calendar year for investors continued in September as all asset classes suffered major losses. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar weighed on results for investors holding non-U.S.-dollar assets. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The Bank of England (BoE) then stepped in and bought long-dated government bonds.
“ A challenging calendar year for investors continued in September as all asset classes suffered major losses.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Short-Term High Income Fund

Letter to shareholders (unaudited)
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the BoE and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Short-Term High Income Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Short-Term High Income Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of a high level of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Chris Lee, CFA®‡, Michael J. Schueller, CFA®‡

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SSTHX)	2-29-2000	-2.83	2.38	2.42	0.18	3.00	2.73	0.92	0.81
Class C (WFHYX)	3-31-2008	-1.44	2.26	2.12	-0.44	2.26	2.12	1.67	1.56
Administrator Class (WDHYX)	7-30-2010	–	–	–	0.33	3.16	2.89	0.86	0.65
Institutional Class (STYIX)	11-30-2012	–	–	–	0.48	3.32	3.05	0.59	0.50
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index[3]	–	–	–	–	0.68	3.45	3.66	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through December 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.81% for Class A, 1.56% for Class C, 0.65% for Administrator Class, and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index, a subset of the ICE BofA U.S. High Yield Master II Index, tracks the performance of U.S- dollar denominated below investment grade rated corporate debt publicly issued in the U.S. domestic market. This subset includes all securities with a given investment grade rating BB with maturities between one to three years. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Short-Term High Income Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2023[1]
Enact Holdings Incorporated, 6.50%, 8-15-2025	1.93
Celanese US Holding LLC, 6.05%, 3-15-2025	1.83
NextEra Energy Operating Partners LP, 4.25%, 7-15-2024	1.77
CoreCivic Incorporated, 8.25%, 4-15-2026	1.46
Enviva Partners LP, 6.50%, 1-15-2026	1.42
Oceaneering International Incorporated, 4.65%, 11-15-2024	1.40
Ford Motor Credit Company LLC, 5.58%, 3-18-2024	1.39
NorthRiver Midstream Finance LP, 5.63%, 2-15-2026	1.36
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4-15-2024	1.31
Las Vegas Sands Corporation, 3.20%, 8-8-2024	1.30
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Credit quality as of February 28, 2023[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of February 28, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Short-Term High Income Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2022 to February 28, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2022	Ending account value 2-28-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,028.89	$4.07	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class C
Actual	$1,000.00	$1,026.39	$7.84	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Administrator Class
Actual	$1,000.00	$1,029.69	$3.27	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Institutional Class
Actual	$1,000.00	$1,030.47	$2.52	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Short-Term High Income Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 80.47%
Communication services: 8.49%
Diversified telecommunication services: 0.02%
Level 3 Financing Incorporated 144A	4.63%	9-15-2027	$ 525,000	$ 392,438
Entertainment: 2.02%
Dave & Buster's Incorporated 144A	7.63	11-1-2025	16,246,000	16,469,383
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	13,250,000	12,852,500
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	3,350,000	3,293,887
				32,615,770
Media: 4.33%
CCO Holdings LLC 144A	5.13	5-1-2027	430,000	397,866
CCO Holdings LLC 144A	5.50	5-1-2026	21,100,000	20,361,500
Cinemark USA Incorporated 144A	8.75	5-1-2025	15,447,000	15,759,048
Gray Television Incorporated 144A	5.88	7-15-2026	12,152,000	10,975,500
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	6,930,000	6,436,116
Sirius XM Radio Incorporated 144A	5.00	8-1-2027	9,000,000	8,257,500
Townsquare Media Incorporated 144A	6.88	2-1-2026	8,630,000	7,907,433
				70,094,963
Wireless telecommunication services: 2.12%
Sprint Corporation	7.13	6-15-2024	18,109,000	18,337,173
Sprint Corporation	7.88	9-15-2023	11,080,000	11,183,477
Sprint Spectrum Company 144A	4.74	3-20-2025	4,848,750	4,792,834
				34,313,484
Consumer discretionary: 14.69%
Auto components: 1.16%
Allison Transmission Incorporated 144A	5.88	6-1-2029	915,000	866,963
Clarios Global LP 144A	6.25	5-15-2026	6,605,000	6,482,808
Clarios Global LP 144A	6.75	5-15-2025	7,058,000	7,016,584
Goodyear Tire & Rubber Company «	5.00	5-31-2026	4,624,000	4,450,600
				18,816,955
Commercial services & supplies: 0.65%
Prime Security Services Borrower LLC 144A	5.75	4-15-2026	10,850,000	10,483,813
Hotels, restaurants & leisure: 8.67%
Carnival Corporation 144A	9.88	8-1-2027	400,000	407,196
Carnival Corporation 144A	10.50	2-1-2026	8,110,000	8,393,668
CCM Merger Incorporated 144A	6.38	5-1-2026	3,145,000	3,018,057
Cedar Fair LP 144A	5.50	5-1-2025	18,580,000	18,353,132
Hilton Domestic Operating Company Incorporated 144A	5.38	5-1-2025	17,777,000	17,553,828
International Game Technology plc 144A	6.50	2-15-2025	4,600,000	4,611,500
Las Vegas Sands Corporation	3.20	8-8-2024	21,900,000	21,075,953
MGM Resorts International	6.75	5-1-2025	7,660,000	7,678,913
NCL Corporation limited 144A	8.38	2-1-2028	7,205,000	7,320,100
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	13,500,000	11,865,602
Royal Caribbean Cruises Limited 144A	11.50	6-1-2025	7,389,000	7,870,172
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term High Income Fund  |  9

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure (continued)
SeaWorld Parks & Entertainment Incorporated 144A	8.75%	5-1-2025	$19,407,000	$ 19,809,865
Six Flags Entertainment Company 144A	7.00	7-1-2025	12,225,000	12,354,585
				140,312,571
Household durables: 0.48%
Newell Brands Incorporated	4.45	4-1-2026	8,195,000	7,746,734
Internet & direct marketing retail: 1.14%
QVC Incorporated	4.85	4-1-2024	19,710,000	18,502,960
Leisure products: 0.07%
Mattel Incorporated 144A	3.38	4-1-2026	1,150,000	1,055,125
Specialty retail: 1.21%
Bath & Body Works Incorporated 144A	9.38	7-1-2025	18,196,000	19,242,270
Penske Automotive Group Incorporated «	3.50	9-1-2025	375,000	350,644
				19,592,914
Textiles, apparel & luxury goods: 1.31%
G-III Apparel Group Limited 144A	7.88	8-15-2025	17,595,000	16,583,288
Michael Kors USA Incorporated 144A	4.25	11-1-2024	4,755,000	4,558,856
				21,142,144
Consumer staples: 3.16%
Food products: 2.06%
Performance Food Group Incorporated 144A	6.88	5-1-2025	14,552,000	14,583,374
US Foods Incorporated 144A	6.25	4-15-2025	18,903,000	18,833,893
				33,417,267
Household products: 1.10%
Spectrum Brands Incorporated	5.75	7-15-2025	18,137,000	17,783,656
Energy: 13.25%
Energy equipment & services: 2.26%
Oceaneering International Incorporated	4.65	11-15-2024	23,585,000	22,702,438
USA Compression Partners LP	6.88	4-1-2026	12,640,000	12,114,050
USA Compression Partners LP	6.88	9-1-2027	1,795,000	1,699,578
				36,516,066
Oil, gas & consumable fuels: 10.99%
Aethon United 144A	8.25	2-15-2026	13,865,000	13,335,796
Antero Midstream Company 144A	7.88	5-15-2026	7,618,000	7,693,828
Antero Resources Corporation 144A	8.38	7-15-2026	6,395,000	6,611,200
Archrock Partners LP 144A	6.88	4-1-2027	250,000	242,533
Buckeye Partners LP 144A	4.13	3-1-2025	6,795,000	6,370,240
Buckeye Partners LP	4.15	7-1-2023	8,019,000	7,959,659
Crestwood Midstream Partners LP	5.75	4-1-2025	16,325,000	15,834,641
DCP Midstream Operating LP	5.38	7-15-2025	8,640,000	8,533,435
EnLink Midstream Partners LP	4.15	6-1-2025	5,917,000	5,673,959
Enviva Partners LP 144A	6.50	1-15-2026	24,501,000	22,968,707
EQM Midsteram Partners LP	4.00	8-1-2024	7,785,000	7,436,694
EQT Corporation	6.13	2-1-2025	5,546,000	5,553,654
Murphy Oil Corporation	5.75	8-15-2025	6,086,000	6,024,200
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Short-Term High Income Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Range Resources Corporation	4.88%	5-15-2025	$ 8,215,000	$ 8,014,533
Range Resources Corporation	8.25	1-15-2029	1,910,000	1,960,138
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	16,795,000	15,530,021
Southwestern Energy Company	5.70	1-23-2025	12,702,000	12,585,435
Tallgrass Energy Partners LP 144A	6.00	3-1-2027	20,290,000	18,839,054
Western Gas Partners LP	3.95	6-1-2025	1,735,000	1,648,250
Western Gas Partners LP	4.65	7-1-2026	5,335,000	5,068,250
				177,884,227
Financials: 13.14%
Consumer finance: 5.46%
Ford Motor Credit Company LLC	4.13	8-17-2027	4,600,000	4,098,410
Ford Motor Credit Company LLC	5.13	6-16-2025	3,955,000	3,818,076
Ford Motor Credit Company LLC	5.58	3-18-2024	22,725,000	22,565,925
LFS TopCo LLC 144A	5.88	10-15-2026	2,860,000	2,463,022
Navient Corporation	5.88	10-25-2024	14,850,000	14,435,091
Navient Corporation	7.25	9-25-2023	2,265,000	2,271,569
OneMain Finance Corporation	3.50	1-15-2027	2,440,000	2,049,274
OneMain Finance Corporation	6.13	3-15-2024	17,485,000	17,239,874
OneMain Finance Corporation	7.13	3-15-2026	2,350,000	2,284,459
PRA Group Incorporated 144A	7.38	9-1-2025	6,880,000	6,857,336
Rocket Mortgage LLC 144A	2.88	10-15-2026	11,865,000	10,238,190
				88,321,226
Diversified financial services: 2.57%
Hat Holdings LLC 144A	3.38	6-15-2026	5,000,000	4,337,500
Hat Holdings LLC 144A	6.00	4-15-2025	21,550,000	20,769,244
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	17,745,000	16,485,105
				41,591,849
Insurance: 0.80%
Tri Pointe Homes Incorporated	5.88	6-15-2024	13,183,000	13,018,213
Mortgage REITs: 1.33%
Starwood Property Trust Incorporated 144A	3.63	7-15-2026	2,930,000	2,563,938
Starwood Property Trust Incorporated 144A	3.75	12-31-2024	7,730,000	7,275,032
Starwood Property Trust Incorporated	4.75	3-15-2025	10,120,000	9,657,212
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	2,040,000	2,020,342
				21,516,524
Thrifts & mortgage finance: 2.98%
Enact Holdings Incorporated 144A	6.50	8-15-2025	31,787,000	31,238,662
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	18,090,000	16,903,500
				48,142,162
Health care: 2.96%
Health care providers & services: 2.39%
MPT Operating Partnership LP «	5.25	8-1-2026	15,940,000	14,218,161
Tenet Healthcare Corporation	4.63	7-15-2024	14,117,000	13,887,599
Tenet Healthcare Corporation	4.88	1-1-2026	11,135,000	10,604,825
				38,710,585
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term High Income Fund  |  11

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care technology: 0.57%
IQVIA Incorporated 144A	5.00%	10-15-2026	$ 9,540,000	$ 9,110,700
Industrials: 11.39%
Aerospace & defense: 1.27%
TransDigm Group Incorporated 144A	6.25	3-15-2026	20,820,000	20,544,049
Airlines: 3.55%
American Airlines Group Incorporated 144A	5.50	4-20-2026	5,315,000	5,172,816
Delta Air Lines Incorporated	7.38	1-15-2026	2,600,000	2,675,400
Hawaiian Airlines Incorporated	3.90	7-15-2027	3,504,115	3,158,889
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	13,345,000	12,409,716
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	5,004,000	5,004,000
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	28,971,000	29,079,642
				57,500,463
Commercial services & supplies: 4.18%
Allied Universal Holdco LLC 144A	6.63	7-15-2026	9,485,000	9,008,474
Aramark Services Incorporated 144A	6.38	5-1-2025	18,150,000	18,031,844
CoreCivic Incorporated	8.25	4-15-2026	23,400,000	23,689,458
Stericycle Incorporated 144A	5.38	7-15-2024	17,165,000	16,913,018
				67,642,794
Road & rail: 1.10%
Uber Technologies Incorporated 144A	7.50	5-15-2025	17,570,000	17,748,107
Trading companies & distributors: 1.29%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	21,351,000	20,825,187
Information technology: 4.16%
Electronic equipment, instruments & components: 1.13%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	18,072,000	18,235,834
IT services: 1.49%
Block Incorporated	2.75	6-1-2026	1,760,000	1,570,423
Sabre GLBL Incorporated 144A	9.25	4-15-2025	13,005,000	12,801,361
Sabre GLBL Incorporated 144A	11.25	12-15-2027	9,790,000	9,783,832
				24,155,616
Software: 0.96%
NCR Corporation 144A	5.75	9-1-2027	2,060,000	1,996,629
NortonLifeLock Incorporated 144A	5.00	4-15-2025	13,997,000	13,596,126
				15,592,755
Technology hardware, storage & peripherals: 0.58%
Western Digital Corporation	4.75	2-15-2026	9,883,000	9,330,936
Materials: 4.48%
Chemicals: 2.24%
Avient Corporation 144A	5.75	5-15-2025	6,760,000	6,625,735
Celanese US Holding LLC	6.05	3-15-2025	29,775,000	29,664,805
				36,290,540
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Short-Term High Income Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Containers & packaging: 1.34%
Berry Global Incorporated 144A	4.88%	7-15-2026	$ 1,750,000	$ 1,675,625
Berry Global Incorporated 144A	5.63	7-15-2027	140,000	134,750
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	5,025,000	4,997,233
Sealed Air Corporation 144A	5.13	12-1-2024	7,629,000	7,495,125
Sealed Air Corporation 144A	5.50	9-15-2025	7,550,000	7,428,747
				21,731,480
Metals & mining: 0.31%
Cleveland-Cliffs Incorporated 144A	6.75	3-15-2026	4,885,000	4,934,485
Paper & forest products: 0.59%
Clearwater Paper Corporation 144A	5.38	2-1-2025	9,870,000	9,570,445
Real estate: 1.00%
Equity REITs: 1.00%
Service Properties Trust Company	4.35	10-1-2024	12,732,000	12,187,070
Service Properties Trust Company	7.50	9-15-2025	4,085,000	4,048,970
				16,236,040
Utilities: 3.75%
Electric utilities: 1.77%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	29,632,000	28,631,920
Independent power & renewable electricity producers: 1.98%
NSG Holdings LLC 144A	7.75	12-15-2025	12,651,318	12,398,291
Vistra Operations Company LLC 144A	5.50	9-1-2026	14,725,000	14,063,747
Vistra Operations Company LLC 144A	5.63	2-15-2027	5,910,000	5,600,437
				32,062,475
Total Corporate bonds and notes (Cost $1,337,472,984)				1,302,115,472
Loans: 6.19%
Communication services: 0.27%
Media: 0.27%
Gray Television Incorporated (3 Month LIBOR +2.50%) <±	7.07	1-2-2026	1,725,000	1,700,557
Hubbard Radio LLC (1 Month LIBOR +4.25%) ±	8.89	3-28-2025	911,314	807,269
The E.W. Scripps Company (1 Month LIBOR +2.00%) <±	6.85	10-2-2024	1,900,000	1,887,726
				4,395,552
Consumer discretionary: 1.00%
Auto components: 0.13%
Clarios Global LP (1 Month LIBOR +3.25%) ±	7.88	4-30-2026	2,194,428	2,181,064
Hotels, restaurants & leisure: 0.87%
Carnival Corporation (1 Month LIBOR +3.00%) ±	7.63	6-30-2025	6,703,113	6,584,133
SeaWorld Parks & Entertainment Incorporated (1 Month LIBOR +3.00%) ±	7.69	8-25-2028	7,510,079	7,478,762
				14,062,895
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term High Income Fund  |  13

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.25%
Oil, gas & consumable fuels: 0.25%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	9.23%	9-29-2028	$ 4,091,960	$ 4,074,405
Financials: 1.34%
Diversified financial services: 0.64%
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡±	8.98	4-30-2024	2,474,172	1,942,225
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	8.13	5-30-2025	8,510,095	8,371,806
				10,314,031
Insurance: 0.53%
Asurion LLC (1 Month LIBOR +3.00%) <±	7.63	11-3-2024	8,598,340	8,563,001
Mortgage REITs: 0.17%
Claros Mortgage Trust Incorporated (U.S. SOFR 1 Month +4.50%) ‡±	9.16	8-9-2026	2,781,900	2,750,604
Health care: 0.34%
Health care providers & services: 0.34%
Select Medical Corporation (3 Month LIBOR +2.50%) ±	7.14	3-6-2025	5,450,000	5,421,061
Industrials: 2.37%
Airlines: 1.78%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	10.00	6-21-2027	8,437,500	8,777,109
SkyMiles IP Limited (3 Month LIBOR +3.75%) <±	8.56	10-20-2027	19,372,500	20,038,527
				28,815,636
Commercial services & supplies: 0.41%
GFL Environmental Incorporated (U.S. SOFR 1 Month +3.00%) ±	7.56	5-28-2027	2,572,500	2,574,712
The Geo Group Incorporated (1 Month LIBOR +7.13%) <±	11.74	3-23-2027	4,000,000	4,027,160
				6,601,872
Machinery: 0.00%
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) ±	8.60	7-30-2027	21,261	20,766
Road & rail: 0.18%
Uber Technologies Incorporated (1 Month LIBOR +3.50%) ±	8.45	4-4-2025	2,855,205	2,852,093
Materials: 0.24%
Chemicals: 0.24%
The Chemours Company (1 Month LIBOR +1.75%) <±	6.39	4-3-2025	3,969,218	3,940,163
Utilities: 0.38%
Electric utilities: 0.38%
ExGen Renewables IV LLC (1 Month LIBOR +2.50%) ±	7.46	12-15-2027	6,242,650	6,221,175
Total Loans (Cost $100,776,516)				100,214,318
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Short-Term High Income Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 9.81%
Communication services: 0.88%
Media: 0.88%
Clear Channel International Limited 144A«	6.63%	8-1-2025	$ 3,000,000	$ 2,925,149
Videotron Limited 144A	5.38	6-15-2024	11,523,000	11,398,201
				14,323,350
Consumer discretionary: 0.66%
Auto components: 0.61%
Adient Global Holdings Limited 144A	4.88	8-15-2026	10,605,000	9,814,503
Automobiles: 0.05%
Stellantis NV	5.25	4-15-2023	896,000	893,599
Energy: 1.36%
Oil, gas & consumable fuels: 1.36%
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	23,390,000	22,026,090
Financials: 1.76%
Diversified financial services: 1.76%
DAE Funding LLC 144A	2.63	3-20-2025	5,910,000	5,529,124
FMG Resources Proprietary Limited 144A	5.13	5-15-2024	6,771,000	6,686,363
New Red Finance Incorporated 144A	5.75	4-15-2025	16,390,000	16,287,644
				28,503,131
Health care: 1.84%
Pharmaceuticals: 1.84%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	21,195,000	21,150,491
Teva Pharmaceutical Finance Netherlands III BV	7.13	1-31-2025	8,500,000	8,606,250
				29,756,741
Industrials: 1.24%
Airlines: 0.75%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	11,315,000	12,050,475
Electrical equipment: 0.10%
Sensata Technologies BV 144A	5.63	11-1-2024	1,605,000	1,587,947
Trading companies & distributors: 0.39%
Fly Leasing Limited 144A	7.00	10-15-2024	7,330,000	6,359,425
Materials: 2.07%
Chemicals: 0.83%
Park Aerospace Holdings Company 144A	5.50	2-15-2024	13,602,000	13,439,665
Containers & packaging: 0.83%
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	13,934,000	13,470,695
Metals & mining: 0.41%
Constellium SE 144A	5.88	2-15-2026	6,710,000	6,552,349
Total Yankee corporate bonds and notes (Cost $163,873,377)				158,777,970

The accompanying notes are an integral part of these financial statements.

Allspring Short-Term High Income Fund  |  15

Portfolio of investments—February 28, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.45%
Investment companies: 4.45%
Allspring Government Money Market Fund Select Class ♠∞##		4.39%	52,818,797	$ 52,818,797
Securities Lending Cash Investments LLC ♠∩∞		4.54	19,127,630	19,127,630
Total Short-term investments (Cost $71,945,784)				71,946,427
Total investments in securities (Cost $1,674,068,661)	100.92%			1,633,054,187
Other assets and liabilities, net	(0.92)			(14,941,976)
Total net assets	100.00%			$1,618,112,211

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$59,079,830	$485,158,186	$(491,419,219)	$ 0	$ 0	$ 52,818,797	52,818,797	$ 1,121,106
Securities Lending Cash Investments LLC	257,700	84,750,288	(65,879,720)	(1,281)	643	19,127,630	19,127,630	288,007 #
				$ (1,281)	$643	$71,946,427		$1,409,113

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Short-Term High Income Fund

Statement of assets and liabilities—February 28, 2023 (unaudited)

Assets
Investments in unaffiliated securities (including $18,742,713 of securities loaned), at value (cost $1,602,122,877)	$ 1,561,107,760
Investments in affiliated securities, at value (cost $71,945,784)	71,946,427
Cash	5,549,725
Receivable for interest	25,047,076
Receivable for Fund shares sold	2,811,899
Receivable for securities lending income, net	32,660
Prepaid expenses and other assets	169,728
Total assets	1,666,665,275
Liabilities
Payable for investments purchased	23,600,108
Payable upon receipt of securities loaned	19,127,630
Payable for Fund shares redeemed	4,939,193
Management fee payable	499,829
Dividends payable	179,859
Administration fees payable	108,670
Distribution fee payable	12,138
Accrued expenses and other liabilities	85,637
Total liabilities	48,553,064
Total net assets	$1,618,112,211
Net assets consist of
Paid-in capital	$ 1,712,057,765
Total distributable loss	(93,945,554)
Total net assets	$1,618,112,211
Computation of net asset value and offering price per share
Net assets – Class A	$ 107,968,402
Shares outstanding – Class A1	13,905,291
Net asset value per share – Class A	$7.76
Maximum offering price per share – Class A2	$8.00
Net assets – Class C	$ 21,012,246
Shares outstanding – Class C1	2,705,311
Net asset value per share – Class C	$7.77
Net assets – Administrator Class	$ 42,750,924
Shares outstanding – Administrator Class[1]	5,506,697
Net asset value per share – Administrator Class	$7.76
Net assets – Institutional Class	$ 1,446,380,639
Shares outstanding – Institutional Class[1]	186,552,532
Net asset value per share – Institutional Class	$7.75
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term High Income Fund  |  17

Statement of operations—six months ended February 28, 2023 (unaudited)

Investment income
Interest	$ 38,078,245
Income from affiliated securities	1,235,464
Total investment income	39,313,709
Expenses
Management fee	3,339,838
Administration fees
Class A	80,828
Class C	16,017
Administrator Class	25,680
Institutional Class	491,723
Shareholder servicing fees
Class A	126,294
Class C	24,989
Administrator Class	64,201
Distribution fee
Class C	74,967
Custody and accounting fees	30,562
Professional fees	33,977
Registration fees	29,845
Shareholder report expenses	18,191
Trustees’ fees and expenses	10,625
Other fees and expenses	7,013
Total expenses	4,374,750
Less: Fee waivers and/or expense reimbursements
Fund-level	(527,884)
Class A	(10,104)
Class C	(1,001)
Administrator Class	(30,817)
Net expenses	3,804,944
Net investment income	35,508,765
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(2,616,128)
Affiliated securities	(1,281)
Net realized losses on investments	(2,617,409)
Net change in unrealized gains (losses) on
Unaffiliated securities	11,051,641
Affiliated securities	643
Net change in unrealized gains (losses) on investments	11,052,284
Net realized and unrealized gains (losses) on investments	8,434,875
Net increase in net assets resulting from operations	$43,943,640
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Short-Term High Income Fund

Statement of changes in net assets

	Six months ended February 28, 2023 (unaudited)		Year ended August 31, 2022
Operations
Net investment income		$ 35,508,765		$ 40,573,223
Net realized losses on investments		(2,617,409)		(1,017,745)
Net change in unrealized gains (losses) on investments		11,052,284		(68,869,372)
Net increase (decrease) in net assets resulting from operations		43,943,640		(29,313,894)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,384,502)		(4,440,504)
Class C		(397,212)		(747,079)
Administrator Class		(1,233,156)		(3,101,812)
Institutional Class		(31,224,379)		(34,334,025)
Total distributions to shareholders		(35,239,249)		(42,623,420)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,982,833	23,079,118	2,984,697	24,088,926
Class C	560,191	4,342,521	461,803	3,733,142
Administrator Class	810,232	6,289,058	2,784,449	22,285,584
Institutional Class	105,544,262	816,059,569	86,332,743	683,450,660
		849,770,266		733,558,312
Reinvestment of distributions
Class A	300,841	2,327,254	537,113	4,300,266
Class C	51,300	397,079	93,087	746,042
Administrator Class	159,155	1,229,749	386,235	3,095,742
Institutional Class	3,899,800	30,155,520	3,866,076	30,795,541
		34,109,602		38,937,591
Payment for shares redeemed
Class A	(2,311,032)	(17,842,040)	(5,537,985)	(44,164,124)
Class C	(440,335)	(3,408,382)	(1,550,050)	(12,485,964)
Administrator Class	(3,296,043)	(25,567,680)	(5,289,215)	(41,553,437)
Institutional Class	(50,582,104)	(391,710,391)	(62,445,161)	(496,501,163)
		(438,528,493)		(594,704,688)
Net increase in net assets resulting from capital share transactions		445,351,375		177,791,215
Total increase in net assets		454,055,766		105,853,901
Net assets
Beginning of period		1,164,056,445		1,058,202,544
End of period		$1,618,112,211		$1,164,056,445
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term High Income Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.72	$8.25	$8.09	$8.07	$7.99	$8.07
Net investment income	0.18	0.29	0.28	0.26	0.25	0.24
Net realized and unrealized gains (losses) on investments	0.04	(0.51)	0.18	0.02	0.09	(0.08)
Total from investment operations	0.22	(0.22)	0.46	0.28	0.34	0.16
Distributions to shareholders from
Net investment income	(0.18)	(0.31)	(0.30)	(0.26)	(0.26)	(0.24)
Net asset value, end of period	$7.76	$7.72	$8.25	$8.09	$8.07	$7.99
Total return[1]	2.89%	(2.73)%	5.73%	3.61%	4.40%	2.00%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.92%	0.93%	0.94%	0.94%	0.93%
Net expenses	0.81%	0.81%	0.80%	0.81%	0.81%	0.81%
Net investment income	4.76%	3.65%	3.46%	3.19%	3.18%	2.96%
Supplemental data
Portfolio turnover rate	13%	43%	63%	78%	44%	34%
Net assets, end of period (000s omitted)	$107,968	$99,828	$123,375	$97,985	$104,671	$127,024

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Short-Term High Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class C	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.72	$8.26	$8.09	$8.07	$8.00	$8.07
Net investment income	0.15 [1]	0.24	0.24	0.20	0.19	0.18
Net realized and unrealized gains (losses) on investments	0.05	(0.53)	0.17	0.02	0.08	(0.07)
Total from investment operations	0.20	(0.29)	0.41	0.22	0.27	0.11
Distributions to shareholders from
Net investment income	(0.15)	(0.25)	(0.24)	(0.20)	(0.20)	(0.18)
Net asset value, end of period	$7.77	$7.72	$8.26	$8.09	$8.07	$8.00
Total return[2]	2.64%	(3.58)%	5.06%	2.84%	3.49%	1.36%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.67%	1.68%	1.69%	1.69%	1.68%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	4.01%	2.88%	2.73%	2.43%	2.43%	2.21%
Supplemental data
Portfolio turnover rate	13%	43%	63%	78%	44%	34%
Net assets, end of period (000s omitted)	$21,012	$19,567	$29,136	$46,066	$59,113	$77,169

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term High Income Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Administrator Class	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.72	$8.25	$8.09	$8.06	$7.99	$8.07
Net investment income	0.19	0.30	0.30 [1]	0.27	0.27	0.25
Net realized and unrealized gains (losses) on investments	0.04	(0.51)	0.17	0.03	0.08	(0.08)
Total from investment operations	0.23	(0.21)	0.47	0.30	0.35	0.17
Distributions to shareholders from
Net investment income	(0.19)	(0.32)	(0.31)	(0.27)	(0.28)	(0.25)
Net asset value, end of period	$7.76	$7.72	$8.25	$8.09	$8.06	$7.99
Total return[2]	2.97%	(2.58)%	5.90%	3.90%	4.44%	2.16%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.86%	0.87%	0.88%	0.87%	0.86%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	4.85%	3.80%	3.63%	3.29%	3.34%	3.13%
Supplemental data
Portfolio turnover rate	13%	43%	63%	78%	44%	34%
Net assets, end of period (000s omitted)	$42,751	$60,460	$82,124	$52,406	$86,892	$102,673

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Short-Term High Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.71	$8.24	$8.08	$8.05	$7.98	$8.06
Net investment income	0.19	0.32	0.31 [1]	0.29	0.28	0.27
Net realized and unrealized gains (losses) on investments	0.04	(0.52)	0.17	0.03	0.08	(0.08)
Total from investment operations	0.23	(0.20)	0.48	0.32	0.36	0.19
Distributions to shareholders from
Net investment income	(0.19)	(0.33)	(0.32)	(0.29)	(0.29)	(0.27)
Net asset value, end of period	$7.75	$7.71	$8.24	$8.08	$8.05	$7.98
Total return[2]	3.05%	(2.44)%	6.06%	4.06%	4.59%	2.31%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.59%	0.60%	0.61%	0.61%	0.59%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.12%	3.99%	3.78%	3.47%	3.49%	3.27%
Supplemental data
Portfolio turnover rate	13%	43%	63%	78%	44%	34%
Net assets, end of period (000s omitted)	$1,446,381	$984,201	$823,568	$554,044	$701,157	$764,680

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term High Income Fund  |  23

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term High Income Fund (formerly, Allspring Short-Term High Yield Bond Fund) (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

24  |  Allspring Short-Term High Income Fund

Notes to financial statements (unaudited)
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $1,676,507,661 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 5,456,618
Gross unrealized losses	(48,910,092)
Net unrealized losses	$(43,453,474)
As of August 31, 2022, the Fund had capital loss carryforwards which consisted of $15,095,105 in short-term capital losses and $32,843,197 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common

Allspring Short-Term High Income Fund  |  25

Notes to financial statements (unaudited)
fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$ 0	$ 1,302,115,472	$ 0	$ 1,302,115,472
Loans	0	95,521,489	4,692,829	100,214,318
Yankee corporate bonds and notes	0	158,777,970	0	158,777,970
Short-term investments
Investment companies	71,946,427	0	0	71,946,427
Total assets	$71,946,427	$1,556,414,931	$4,692,829	$1,633,054,187
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380

26  |  Allspring Short-Term High Income Fund

Notes to financial statements (unaudited)
For the six months ended February 28, 2023, the management fee was equivalent to an annual rate of 0.48% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of February 28, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.81%
Class C	1.56
Administrator Class	0.65
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2023, Allspring Funds Distributor received $4,434 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2023.

Allspring Short-Term High Income Fund  |  27

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2023 were $695,017,590 and $172,056,251, respectively.
As of February 28, 2023, the Fund had the following unfunded loan commitments:
	Unfunded commitments	Unrealized gain (loss)
Asurion LLC	$ 8,510,946	$ 52,055
Gray Television Incorporated	1,690,500	10,057
SkyMiles IP Limited	4,400,044	36,706
The Chemours Company	1,995,000	2,046
The E.W. Scripps Company	1,876,250	11,476
The Geo Group Incoprated	4,050,000	(22,840)
	$22,522,740	$ 89,500
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of February 28, 2023, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$ 3,308,805	$ (3,308,805)	$0
Barclays Capital Incorporated	14,862,736	(14,862,736)	0
Citigroup Global Markets Incorporated	473,964	(473,964)	0
JPMorgan Securities LLC	97,208	(97,208)	0
1 Collateral disclosed within this table is limited to the net transaction with the counterparty.

28  |  Allspring Short-Term High Income Fund

Notes to financial statements (unaudited)
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2023, there were no borrowings by the Fund under the agreement.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Short-Term High Income Fund  |  29

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30  |  Allspring Short-Term High Income Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Short-Term High Income Fund  |  31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32  |  Allspring Short-Term High Income Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Short-Term High Income Fund  |  33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03102023-838daj8e 04-23
SAR3017 02-23

Semi-Annual Report
February 28, 2023
Allspring
Ultra Short-Term Income Fund

The views expressed and any forward-looking statements are as of February 28, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Ultra Short-Term Income Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Ultra Short-Term Income Fund for the six-month period that ended February 28, 2023. Globally, stocks and bonds experienced heightened volatility through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with non-U.S. equities––both developed market and emerging market––outperforming U.S. stocks overall. Bonds––both U.S. and non-U.S.––began to recover from sustained aggressive interest rate increases. After suffering deep and broad losses over the past year, recent fixed income performance benefited from a base of higher yields that can now generate higher income. For the period, U.S. stocks, based on the S&P 500 Index,1 returned 1.26%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.30%, while the MSCI EM Index (Net) (USD)3 lost 2.29%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.13%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -0.11%, the Bloomberg Municipal Bond Index6 gained 0.66%, and the ICE BofA U.S. High Yield Index7 returned 2.41%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets
A challenging calendar year for investors continued in September as all asset classes suffered major losses. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar weighed on results for investors holding non-U.S.-dollar assets. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The Bank of England (BoE) then stepped in and bought long-dated government bonds.
“ A challenging calendar year for investors continued in September as all asset classes suffered major losses.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Ultra Short-Term Income Fund

Letter to shareholders (unaudited)
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the BoE and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Ultra Short-Term Income Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Ultra Short-Term Income Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher Y. Kauffman, CFA®‡, Janet S. Rilling, CFA®‡, CPA, Michael J. Schueller, CFA®‡, Michal Stanczyk, Noah M. Wise, CFA®‡

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SADAX)	8-31-1999	-0.91	1.16	0.90	1.12	1.57	1.11	0.66	0.51
Class A2 (WUSNX)[3]	5-29-2020	–	–	–	1.08	1.56	1.10	0.56	0.41
Class C (WUSTX)	7-18-2008	-0.65	0.85	0.51	0.35	0.85	0.51	1.41	1.26
Administrator Class (WUSDX)	4-8-2005	–	–	–	0.98	1.61	1.21	0.60	0.51
Institutional Class (SADIX)	8-31-1999	–	–	–	1.24	1.84	1.43	0.33	0.26
Bloomberg Short-Term Government/Corporate Bond Index[4]	–	–	–	–	1.45	1.44	0.98	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class A2, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through December 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.50% for Class A, 0.40% for Class A2, 1.25% for Class C, 0.50% for Administrator Class, and 0.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance for the Class A2 shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Class A2 shares would be higher.
[4]	The Bloomberg Short-Term Government/Corporate Bond Index contains securities that have fallen out of the Bloomberg Government/Credit Bond Index because of the standard minimum one-year-to-maturity constraint. Securities in the Bloomberg Short-Term Government/Corporate Bond Index must have a maturity from 1 up to (but not including) 12 months. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Ultra Short-Term Income Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Ultra Short-Term Income Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2023[1]
SPDR Portfolio Short Term Corporate Bond ETF	1.51
Santander Drive Auto Receivable Trust Series 2020-4 Class D, 1.48%, 1-15-2027	1.25
GA Global Funding Trust, 1.00%, 4-8-2024	1.19
SPGN TFLM Mortgage Trust Series 2022 Class A, 6.11%, 2-15-2039	1.16
Nationwide Building Society, 0.55%, 1-22-2024	1.16
Mercury Financial Credit Card Master Trust MFCC Series 2022-1A, 2.50%, 9-21-2026	1.14
Palmer Square Loan Funding Limited Series 2013-2A Class A1A3, 5.79%, 10-17-2031	1.07
iShares 0-5 Year High Yield Corporate Bond ETF	1.05
OPG Trust Series 2021-PORT Class A, 5.07%, 10-15-2036	1.01
Danske Bank Class A, 3.77%, 3-28-2025	1.00
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

8  |  Allspring Ultra Short-Term Income Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2022 to February 28, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2022	Ending account value 2-28-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,018.48	$2.50	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Class A2
Actual	$1,000.00	$1,018.97	$2.00	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01	0.40%
Class C
Actual	$1,000.00	$1,014.70	$6.24	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%
Administrator Class
Actual	$1,000.00	$1,018.50	$2.50	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Institutional Class
Actual	$1,000.00	$1,019.73	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	$1.25	0.25%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

Allspring Ultra Short-Term Income Fund  |  9

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.16%
FHLMC (1 Year Treasury Constant Maturity +2.21%) ±	2.87%	5-1-2035	$ 74,183	$ 74,255
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.25	4-1-2032	36,285	35,884
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.38	6-1-2032	275	271
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.74	3-1-2035	275,437	279,059
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.90	10-1-2038	264,976	259,256
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.99	9-1-2038	513,716	515,935
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.13	11-1-2035	670,828	685,368
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.17	4-1-2038	228,707	230,371
FHLMC	4.50	6-1-2024	89,545	88,889
FHLMC	4.50	9-1-2026	158,408	157,194
FHLMC	5.50	12-1-2023	9,389	9,374
FHLMC	6.00	1-1-2024	2,215	2,210
FHLMC	7.00	6-1-2031	148,016	149,796
FHLMC Series 2611 Class HD	5.00	5-15-2023	7,027	7,009
FHLMC Series 2704 Class BH	4.50	11-15-2023	14,625	14,556
FHLMC Series 3924 Class MF (1 Month LIBOR +0.50%) ±	5.09	9-15-2041	528,100	520,872
FHLMC Series 4172 Class PB	1.50	7-15-2040	2,591	2,583
FHLMC Series 4889 Class CD	3.00	4-15-2049	590,292	530,431
FHLMC Series 4938 Class BF (1 Month LIBOR +0.50%) ±	5.12	12-25-2049	2,978,424	2,916,397
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	3.88	5-25-2044	910,061	910,397
FHLMC Series T-42 Class A6	9.50	2-25-2042	388,083	427,796
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.34	6-1-2032	53,911	53,345
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.35	6-1-2034	337,922	336,704
FNMA (6 Month LIBOR +1.51%) ±	3.55	9-1-2037	171,350	171,640
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.68	10-1-2034	2,944	2,993
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.78	12-1-2040	85,100	83,658
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.85	9-1-2035	141,034	143,477
FNMA (12 Month LIBOR +1.77%) ±	3.92	7-1-2044	750,823	766,461
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.98	7-1-2038	1,031,700	1,051,828
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.99	5-1-2036	182,436	185,091
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.00	8-1-2036	660,932	673,134
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.00	12-1-2040	1,212,934	1,232,695
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.04	11-1-2038	287,857	293,251
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	4.10	12-1-2034	113,441	114,903
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.32	11-1-2031	31,670	31,126
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.38	11-1-2035	37,836	37,135
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.40	11-1-2034	315,111	321,958
FNMA	4.50	1-1-2027	282,523	280,159
FNMA (12 Month Treasury Average +2.05%) ±	4.80	8-1-2045	155,812	153,007
FNMA	5.00	6-1-2024	68,913	68,792
FNMA	6.50	8-1-2031	185,908	195,164
FNMA (6 Month LIBOR +1.38%) ±	6.50	10-1-2031	34,893	35,001
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	172,140	176,195
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	262,995	275,198
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	232,921	248,217
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	298,073	326,740
FNMA Series 2002-W04 Class A6 ±±	3.86	5-25-2042	315,910	302,117
FNMA Series 2003-W11 Class A1 ±±	4.72	6-25-2033	9,590	9,700
FNMA Series 2003-W3 Class 1A4 ±±	3.95	8-25-2042	17,235	15,976
FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR +0.32%) ±	4.83	3-25-2037	187,811	184,536
FNMA Series 2010-25 Class ND	3.50	3-25-2025	11	11
FNMA Series 2010-37 Class A1	5.41	5-25-2035	472,906	468,080
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2013-23 Class LF (1 Month LIBOR +0.35%) ±	3.92%	3-25-2043	$ 2,641,400	$ 2,599,492
FNMA Series 2014-19 Class HA	2.00	6-25-2040	152,237	142,797
GNMA	7.00	6-15-2033	219,776	230,756
Total Agency securities (Cost $19,241,785)				19,029,240
Asset-backed securities: 14.14%
ACM Auto Trust Series 2022-1A Class A 144A	3.23	4-20-2029	486,360	485,746
Acres plc Series 2021-FL2 Class A (1 Month LIBOR +1.40%) 144A±	6.00	1-15-2037	4,000,000	3,907,176
American Credit Acceptance Receivables Trust Series 2019-4 Class D 144A	2.97	12-12-2025	5,030,108	4,988,976
American Credit Acceptance Receivables Trust Series 2021-1 Class C 144A	0.83	3-15-2027	5,467,998	5,374,844
Aqua Finance Trust Series 2021-A Class A 144A	1.54	7-17-2046	2,017,626	1,790,439
Bankers Healthcare Group Series 2021-A Class A 144A	1.42	11-17-2033	2,535,065	2,356,721
CarNow Auto Receivables Trust 2020 Class C 144A	3.84	9-16-2024	732,095	730,904
Carvana Auto Receivables Trust Series 2019-4A Class D 144A	3.07	7-15-2025	8,340,130	8,228,152
CommonBond Student Loan Trust Series 2018-B-GS Class A1 144A	3.56	9-25-2045	2,350,131	2,190,594
Credit Acceptance Auto Loan Trust Series 2020-3A Class A 144A	1.24	10-15-2029	2,530,215	2,488,057
Crossroads Asset Trust Series 2021-A Class A2 144A	0.82	3-20-2024	155,460	154,924
Dominos Pizza Master Issuer LLC Series 2015-1A Class A2 144A	4.47	10-25-2045	15,937,500	15,338,266
DT Auto Owner Trust Series 2019-4A Class D 144A	2.85	7-15-2025	5,917,339	5,820,741
DT Auto Owner Trust Series 2020-1A Class C 144A	2.29	11-17-2025	683,233	681,304
ECMC Group Student Loan Trust Series 2020-2A Class A (1 Month LIBOR +1.15%) 144A±	5.77	11-25-2069	4,847,751	4,725,810
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	5.62	12-25-2056	229,869	229,900
Enterprise Fleet Financing LLC Series 2021-1 Class A2 144A	0.44	12-21-2026	3,951,063	3,840,119
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	8,418,000	8,044,237
Exeter Automobile Receivables Trust Series 2020-1A Class D 144A	2.73	12-15-2025	5,057,253	4,955,170
Flagship Credit Auto Trust Series FCAT 2018-3 Class D 144A	4.15	12-16-2024	2,579,141	2,559,106
GLS Automobile Receivables Trust Series 2019-3A Class C 144A	2.96	5-15-2025	1,824,492	1,810,483
GLS Automobile Receivables Trust Series 2020-1A Class C 144A	2.72	11-17-2025	7,953,524	7,868,157
Hertz Vehicle Financing LLC Series 2021-1A Class A 144A	1.21	12-26-2025	11,325,000	10,507,213
Mercury Financial Credit Card Master Trust MFCC Series 2022-1A 144A	2.50	9-21-2026	20,000,000	18,768,080
MFRA Trust Series 2020-NQM1 Class A1 144A±±	1.48	3-25-2065	1,203,872	1,107,871
Navient Student Loan Trust Series 2017-3A Class A3 (1 Month LIBOR +1.05%) 144A±	5.67	7-26-2066	5,526,821	5,489,723
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	408,948	401,029
Navient Student Loan Trust Series 2021-EA Class A 144A	0.97	12-16-2069	7,157,077	6,023,263
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	853,841	846,354
Octane Receivables Trust Series 2021-1A Class A 144A	0.93	3-22-2027	5,685,442	5,486,714
Ondeck Asset Securitization Trust Series 2021-1A Class A 144A	1.59	5-17-2027	8,487,858	7,895,378
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Income Fund  |  11

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
OneMain Direct Auto Receivables Trust Series 2021-1A Class A 144A	0.87%	7-14-2028	$11,760,000	$ 10,989,624
Oscar US Funding Trust Series 2018-2A Class A4 144A	3.63	9-10-2025	507,150	504,867
Pagaya AI Debt Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	3,436,333	3,403,555
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	9,340,000	8,841,781
Santander Drive Auto Receivable Trust Series 2020-4 Class D	1.48	1-15-2027	21,370,000	20,507,702
Santander Drive Auto Receivable Trust Series 2021-2 Class B	0.59	9-15-2025	35,003	34,938
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	5.44	12-17-2068	16,002,778	15,678,762
SLM Student Loan Trust Series 2004-B Class A3 (3 Month LIBOR +0.33%) ±	5.10	3-15-2024	1,743,847	1,740,885
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	5.17	5-26-2055	3,356,748	3,246,041
SoFi Consumer Loan Program Trust Series 2021-1 Class A 144A	0.49	9-25-2030	724,747	708,268
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	5.32	3-26-2040	327,704	327,192
SpringCastle America Funding LLC 144A	1.97	9-25-2037	2,724,010	2,456,482
Taco Bell Funding LLC Series 2016-1A Class A23 144A	4.97	5-25-2046	6,460,838	6,275,411
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	5.11	1-25-2046	825,537	820,785
Voya CLO Limited Series 2017-1A Class A1R (3 Month LIBOR +0.95%) 144A±	5.74	4-17-2030	7,410,789	7,339,290
Westlake Automobile Receivables Trust Series 2020-3A Class B 144A	0.78	11-17-2025	4,480,598	4,470,798
Total Asset-backed securities (Cost $243,160,879)				232,441,832
Corporate bonds and notes: 33.89%
Communication services: 0.23%
Wireless telecommunication services: 0.23%
Sprint Spectrum Company 144A	4.74	3-20-2025	3,755,813	3,712,501
Consumer discretionary: 1.89%
Hotels, restaurants & leisure: 0.87%
Las Vegas Sands Corporation	3.20	8-8-2024	14,845,000	14,286,417
Internet & direct marketing retail: 0.29%
QVC Incorporated	4.85	4-1-2024	5,000,000	4,693,800
Textiles, apparel & luxury goods: 0.73%
Michael Kors USA Incorporated 144A	4.25	11-1-2024	12,574,000	12,055,323
Consumer staples: 0.42%
Tobacco: 0.42%
Philip Morris International Incorporated	4.88	2-13-2026	7,000,000	6,921,140
Energy: 3.01%
Energy equipment & services: 0.72%
Alexander Funding Trust 144A	1.84	11-15-2023	12,265,000	11,849,603
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels: 2.29%
Energy Transfer Partners LP	4.20%	9-15-2023	$ 4,866,000	$ 4,832,663
Plains All American Pipeline LP	3.85	10-15-2023	8,971,000	8,875,897
Sabine Pass Liquefaction LLC	5.63	3-1-2025	10,000,000	9,988,421
Vistra Operations Company LLC 144A	3.55	7-15-2024	14,500,000	13,921,925
				37,618,906
Financials: 17.72%
Banks: 4.22%
Bank of America Corporation (U.S. SOFR +0.74%) ±	0.81	10-24-2024	12,000,000	11,624,864
Bank of America Corporation (U.S. SOFR +0.65%) ±	1.53	12-6-2025	4,500,000	4,183,106
Bank of America Corporation (U.S. SOFR +0.67%) ±	1.84	2-4-2025	8,000,000	7,708,719
Bank of America Corporation (3 Month LIBOR +0.94%) ±	3.86	7-23-2024	4,894,000	4,857,828
Citigroup Incorporated (U.S. SOFR +0.69%) ±	0.78	10-30-2024	8,000,000	7,732,751
Citigroup Incorporated (U.S. SOFR +0.67%) ±	0.98	5-1-2025	2,000,000	1,888,806
JPMorgan Chase & Company (U.S. SOFR +0.49%) ±	0.77	8-9-2025	6,000,000	5,571,509
JPMorgan Chase & Company (U.S. SOFR +0.54%) ±	0.82	6-1-2025	6,280,000	5,891,404
JPMorgan Chase & Company (U.S. SOFR +1.46%) ±	1.51	6-1-2024	7,250,000	7,179,093
JPMorgan Chase & Company (U.S. SOFR +0.92%) ±	5.47	2-24-2026	5,000,000	5,007,600
Santander Holdings USA Incorporated (U.S. SOFR +1.38%) ±	4.26	6-9-2025	7,900,000	7,676,057
				69,321,737
Capital markets: 2.51%
Goldman Sachs Group Incorporated (U.S. SOFR +0.49%) ±	0.93	10-21-2024	8,000,000	7,743,341
Morgan Stanley (U.S. SOFR +0.62%) ±	0.73	4-5-2024	5,000,000	4,974,530
Morgan Stanley (U.S. SOFR +0.56%) ±	1.16	10-21-2025	8,000,000	7,410,012
Morgan Stanley (U.S. SOFR +1.16%) ±	3.62	4-17-2025	10,000,000	9,768,599
Morgan Stanley (U.S. SOFR +0.94%) ±	2.63	2-18-2026	12,000,000	11,318,760
				41,215,242
Consumer finance: 3.89%
Bayer US Finance II LLC Company 144A	3.88	12-15-2023	10,700,000	10,555,690
BMW US Capital LLC 144A	3.80	4-6-2023	5,000,000	4,993,173
Daimler Finance North America LLC 144A	1.75	3-10-2023	1,715,000	1,713,778
Daimler Finance North America LLC 144A	1.13	12-14-2023	10,780,000	10,432,771
Daimler Finance North America LLC 144A	5.15	1-16-2026	7,800,000	7,712,948
Ford Motor Credit Company LLC	2.30	2-10-2025	8,000,000	7,351,742
Hyundai Capital America Company 144A	0.80	1-8-2024	10,000,000	9,596,405
Hyundai Capital America Company 144A	1.25	9-18-2023	4,750,000	4,634,146
Navient Corporation	7.25	9-25-2023	2,400,000	2,406,960
Onemain Finance Corporation	5.63	3-15-2023	4,550,000	4,543,118
				63,940,731
Diversified financial services: 1.90%
DAE Funding LLC 144A	1.55	8-1-2024	5,250,000	4,915,955
Equitable Financial Life 144A	5.50	12-2-2025	10,615,000	10,558,097
Jackson Financial Incorporated	1.13	11-22-2023	5,725,000	5,548,453
WEA Finance LLC 144A	3.75	9-17-2024	10,766,000	10,265,444
				31,287,949
Insurance: 5.20%
Athene Global Funding 144A	1.20	10-13-2023	5,000,000	4,873,544
Athene Global Funding 144A	2.80	5-26-2023	5,000,000	4,971,902
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Income Fund  |  13

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Athene Global Funding 144A	0.91%	8-19-2024	$ 5,000,000	$ 4,622,742
Brighthouse Financial 144A	0.60	6-28-2023	6,595,000	6,491,115
Brighthouse Financial 144A	1.75	1-13-2025	11,340,000	10,448,598
GA Global Funding Trust 144A	1.00	4-8-2024	20,775,000	19,600,494
Met Tower Global Funding 144A	0.70	4-5-2024	12,000,000	11,385,958
Principal Life Global Funding II 144A	1.38	1-10-2025	13,000,000	12,039,452
Protective Life Global Funding 144A	0.47	1-12-2024	10,000,000	9,596,865
Security Benefit Company 144A	1.25	5-17-2024	1,665,000	1,566,944
				85,597,614
Health care: 1.35%
Biotechnology: 0.91%
Amgen Incorporated %%	5.25	3-2-2025	15,000,000	14,966,642
Health care providers & services: 0.44%
HCA Incorporated	5.25	4-15-2025	7,360,000	7,287,602
Industrials: 1.63%
Aerospace & defense: 0.53%
The Boeing Company	1.43	2-4-2024	5,000,000	4,808,168
The Boeing Company	4.51	5-1-2023	4,000,000	3,994,280
				8,802,448
Airlines: 0.78%
Delta Air Lines Incorporated 144A	4.50	10-20-2025	9,166,612	8,903,822
Delta Air Lines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	3,586,750	3,555,995
US Airways Group Incorporated	3.95	5-15-2027	388,352	367,946
				12,827,763
Electrical equipment: 0.32%
Regal Rexnord Corporation 144A	6.05	2-15-2026	5,255,000	5,212,864
Information technology: 2.06%
IT services: 0.79%
Fidelity National Information Services Incorporated	0.38	3-1-2023	13,000,000	13,000,000
Semiconductors & semiconductor equipment: 1.10%
Intel Corporation	4.88	2-10-2026	10,000,000	9,904,069
Marvell Technology Incorporated	4.20	6-22-2023	2,800,000	2,786,456
Microchip Technology Incorporated	2.67	9-1-2023	3,475,000	3,421,925
Skyworks Solutions Incorporated «	0.90	6-1-2023	2,000,000	1,974,401
				18,086,851
Technology hardware, storage & peripherals: 0.17%
Western Digital Corporation	4.75	2-15-2026	3,000,000	2,832,420
Materials: 0.64%
Chemicals: 0.64%
Celanese US Holding LLC	6.05	3-15-2025	10,600,000	10,560,770
Real estate: 1.62%
Equity REITs: 1.62%
Camden Property Trust	4.88	6-15-2023	3,000,000	2,992,079
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Piedmont Operating Partnership LP	4.45%	3-15-2024	$10,235,000	$ 10,086,924
Service Properties Trust	4.50	6-15-2023	3,500,000	3,497,265
Simon Property Group LP (U.S. SOFR +0.43%) ±	4.87	1-11-2024	10,000,000	9,975,823
				26,552,091
Utilities: 3.32%
Electric utilities: 2.04%
American Electric Power	0.75	11-1-2023	7,000,000	6,781,605
Entergy Louisiana LLC	0.62	11-17-2023	6,045,000	5,844,332
NextEra Energy Capital Company %%	6.05	3-1-2025	6,250,000	6,288,060
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	2,030,000	1,961,488
Oncor Electric Delivery Company	2.95	4-1-2025	5,105,000	4,861,304
Southern California Edison Company	0.70	4-3-2023	7,800,000	7,769,022
				33,505,811
Gas utilities: 0.61%
Southern California Gas Company (3 Month LIBOR +0.35%) ±	5.10	9-14-2023	10,000,000	9,985,804
Multi-utilities: 0.67%
CenterPoint Energy Incorporated	0.70	3-2-2023	4,625,000	4,625,000
CenterPoint Energy Incorporated (U.S. SOFR +0.65%) ±	5.21	5-13-2024	3,840,000	3,821,573
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%) ±	5.28	3-2-2023	2,665,000	2,665,000
				11,111,573
Total Corporate bonds and notes (Cost $576,424,458)				557,233,602

	Shares
Investment companies: 2.56%
Exchange-traded funds: 2.56%
iShares 0-5 Year High Yield Corporate Bond ETF	417,000	17,238,780
SPDR Portfolio Short Term Corporate Bond ETF	847,800	24,933,798
Total Investment companies (Cost $44,581,230)		42,172,578

			Principal
Municipal obligations: 0.12%
Indiana: 0.12%
Education revenue: 0.12%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	1.47	2-25-2044	$ 1,962,821	1,939,571
Total Municipal obligations (Cost $1,926,126)				1,939,571
Non-agency mortgage-backed securities: 26.76%
American Money Management Corporation Series 2014-14A Class A1R2 (3 Month LIBOR +1.02%) 144A±	5.84	7-25-2029	5,436,229	5,416,903
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A±±	2.99	7-26-2049	69,579	69,239
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	859,453	770,326
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Income Fund  |  15

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
Angel Oak Mortgage Trust I LLC Series 2020-5 Class A2 144A±±	1.58%	5-25-2065	$ 623,421	$ 566,595
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	2,572,047	2,367,347
Black Diamond CLO Limited Series 2017-1A Class A1 (3 Month LIBOR +1.05%) 144A±	5.87	4-24-2029	525,718	522,302
Bravo Residential Funding Trust Series 2020-RPL1 Class A1 144A±±	2.50	5-26-2059	961,623	910,517
Bravo Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR +0.75%) 144A±	5.23	11-25-2069	6,324,762	6,276,781
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	1,231,107	1,143,016
Carlyle C17 CLO Limited Series C17-A Class A1AR (3 Month LIBOR +1.03%) 144A±	5.83	4-30-2031	3,000,000	2,984,163
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±	4.00	10-25-2068	498,241	481,498
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95	12-26-2030	2,016,238	1,958,819
Cascade Funding Mortgage Trust Series 2021-AL1 Class B 144A	1.39	9-22-2031	7,049,353	6,708,166
Cascade Funding Mortgage Trust Series 2021-EBO1 Class A 144A±±	0.98	11-25-2050	4,077,040	3,849,993
Cascade Funding Mortgage Trust Series 2021-HB7 Class A 144A±±	1.15	10-27-2031	3,721,119	3,491,696
CCG Receivables Trust Series 2022-1 Class A2 144A	3.91	7-16-2029	4,610,594	4,527,004
CGMS Series 2015-1A Class AR3 (3 Month LIBOR +0.98%) 144A±	5.79	7-20-2031	10,991,779	10,871,859
CHNGE Mortgage Trust Series 2022-2 Class A1 144A±±	3.76	3-25-2067	12,904,175	11,997,997
CIFC Funding Limited Series 2018-1A Class A (3 Month LIBOR +1.00%) 144A±	5.79	4-18-2031	1,750,000	1,725,366
Colt Funding LLC Series 2020-2 Class A1 144A±±	1.85	3-25-2065	244,453	240,421
Colt Funding LLC Series 2021-1R Class A1 144A±±	0.86	5-25-2065	2,611,940	2,177,812
Colt Funding LLC Series 2021-HX1 Class A1 144A±±	1.11	10-25-2066	11,336,980	9,151,529
Commercial Mortgage Trust Series 2014-CR16 Class ASB	3.65	4-10-2047	653,793	648,678
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	113,748	110,091
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±±	3.25	6-19-2031	87,360	83,604
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	4.01	6-19-2031	54,820	52,680
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A±±	2.51	2-25-2050	1,650,589	1,516,123
Credit Suisse Mortgage Trust Series 2020-SPT1 Class A1 144A	1.62	4-25-2065	695,050	679,386
Credit Suisse Mortgage Trust Series 2021-NQM2 Class A1 144A±±	1.18	2-25-2066	4,315,159	3,622,477
Credit Suisse Mortgage Trust Series 2022-NQM1 Class A1 144A±±	2.27	11-25-2066	6,410,547	5,538,550
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14	8-15-2051	825,009	819,787
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.13%) 144A±	5.73	12-19-2030	635,000	627,831
Dryden Senior Loan Fund Series 2013-30A (3 Month LIBOR +0.82%) 144A±	5.68	11-15-2028	4,196,205	4,169,190
Dryden Senior Loan Fund Series 2019-80A AR (U.S. SOFR 3 Month +1.25%) 144A±	5.91	1-17-2033	11,000,000	10,850,741
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
Ellington Financial Mortgage Trust Series 2020-1 Class A1 144A±±	2.01%	5-25-2065	$ 327,570	$ 316,839
Ellington Financial Mortgage Trust Series 2021-1 Class A1 144A±±	0.80	2-25-2066	728,263	592,167
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	5.34	9-25-2033	196,937	192,470
GCAT Series 2022 HX1 Class A1 144A±±	2.89	12-27-2066	15,265,993	13,615,407
Goldman Sachs Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	250,856	249,510
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	1,233,338	1,209,251
Goldman Sachs Mortgage Securities Trust Series 2020-NQM1 Class A1 144A±±	1.38	9-27-2060	1,231,428	1,118,334
Gracie Point International Funding Series 2022-1A Class A (30 Day Average U.S. SOFR +2.25%) 144A±	6.77	4-1-2024	11,999,887	11,957,988
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	23,717	22,198
HGI CRE CLO Limited Series 2021-FL2 Class A (1 Month LIBOR +1.00%) 144A±	5.59	9-17-2036	8,070,000	7,694,275
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	5.59	11-15-2036	3,728,874	3,696,476
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1 144A±±	1.38	10-25-2055	2,607,849	2,293,185
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1 144A±±	1.07	6-25-2056	2,163,167	1,781,262
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1 144A±±	1.60	11-25-2056	6,569,582	5,424,559
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1 144A	4.38	5-25-2067	14,065,049	13,407,364
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +1.21%) 144A±	5.80	6-15-2035	3,571,081	3,295,192
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-7 Class B2A 144A±±	3.02	2-25-2050	2,303,783	1,820,674
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	5.55	7-15-2036	2,299,009	2,273,836
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1 144A±±	3.00	9-25-2059	7,946,074	7,368,575
Marlette Funding Trust Series 2021-1A Class B 144A	1.00	6-16-2031	2,102,013	2,083,628
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	2.84	10-25-2032	1,607	1,513
Med Trust Series 2021-MDLN (1 Month LIBOR +0.95%) 144A±	5.54	11-15-2038	7,976,304	7,781,950
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month +0.96%) 144A±	5.53	7-15-2036	7,530,320	7,331,611
MF1 Multifamily Housing Mortgage Series 2021-FL7 Class A (1 Month LIBOR +1.08%) 144A±	5.67	10-16-2036	12,000,000	11,776,926
MF1 Multifamily Housing Mortgage Series 2022-FL8 Class A (30 Day Average U.S. SOFR +1.35%) 144A±	5.78	2-19-2037	13,025,000	12,866,694
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	1,170,308	1,071,546
MFRA Trust Series 2021-NQM1 Class A1 144A±±	1.15	4-25-2065	3,911,907	3,458,334
Mill City Mortgage Loan Trust Series 2017-2 Class A1 144A±±	2.75	7-25-2059	556,472	547,107
Mill City Mortgage Loan Trust Series 2018-2 Class A1 144A±±	3.50	5-25-2058	738,882	721,438
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Income Fund  |  17

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
New Residential Mortgage Loan Series 2021-INV1 Class A6 144A±±	2.50%	6-25-2051	$ 5,619,181	$ 4,845,386
NewRez WareHouse Securitization Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	5.37	5-25-2055	10,000,000	9,891,346
Oceanview Mortgage Trust 2021-EBO1 Class 1A 144A	1.22	12-29-2051	2,520,282	2,416,770
Octagon Investment Partners Series 2017-1A Class A1R (3 Month LIBOR +1.00%) 144A±	5.81	3-17-2030	11,164,564	11,050,652
OneMain Financial Issuance Trust Series 2020-1A Class A 144A	3.84	5-14-2032	6,890,267	6,851,682
Onslow Bay Financial LLC Series 2020-EXP1 Class 1A8 144A±±	3.50	2-25-2060	690,604	607,833
Onslow Bay Financial LLC Series 2021-NQM3 Class A1 144A±±	1.05	7-25-2061	4,456,288	3,436,797
OPG Trust Series 2021-PORT Class A (1 Month LIBOR +0.48%) 144A±	5.07	10-15-2036	17,134,353	16,636,527
Palmer Square Loan Funding Limited Series 2013-2A Class A1A3 (3 Month LIBOR +1.00%) 144A±	5.79	10-17-2031	17,785,000	17,609,604
PFS Financing Corporation Series 2020-E Class A 144A	1.00	10-15-2025	15,000,000	14,568,899
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	410,855	404,537
Residential Mortgage Loan Trust Series 2019-2 Class A1 144A±±	2.91	5-25-2059	257,902	253,263
Residential Mortgage Loan Trust Series 2021-1R Class A1 144A±±	0.86	1-25-2065	3,000,218	2,754,211
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±±	0.85	11-25-2049	76,387	76,053
Sound Point CLO Limited Series 2015-1RA Class AR (3 Month LIBOR +1.08%) 144A±	5.87	4-15-2030	10,399,283	10,281,158
SPGN TFLM Mortgage Trust Series 2022 Class A (U.S. SOFR 1 Month +1.55%) 144A±	6.11	2-15-2039	20,000,000	19,146,986
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A±±	2.56	2-25-2050	3,240,031	3,084,369
Starwood Mortgage Residential Trust Series 2021-2 Class A1 144A±±	0.94	5-25-2065	2,702,828	2,488,471
TCI Symphony CLO Series 2016-1A Class AR2 (3 Month LIBOR +1.02%) 144A±	5.84	10-13-2032	7,685,000	7,604,753
Toorak Mortgage Trust Series 2021-INV2 Class A1 144A±±	1.97	11-25-2056	12,893,469	10,708,252
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	503,765	496,314
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	909,661	861,602
Towd Point Mortgage Trust Series 2017-6 Class A1 144A±±	2.75	10-25-2057	945,920	899,351
Towd Point Mortgage Trust Series 2018-2 Class A1 144A±±	3.25	3-25-2058	1,675,071	1,604,771
Towd Point Mortgage Trust Series 2018-3 Class A1 144A±±	3.75	5-25-2058	3,466,162	3,301,852
TPG Real Estate Finance Trust Series 2022-FL5 Class A (30 Day Average U.S. SOFR +1.65%) 144A±	6.07	2-15-2039	15,000,000	14,599,064
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	5.44	2-15-2032	3,574,342	3,494,107
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	1,291,706	1,224,700
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	188,958	181,168
Verus Securitization Trust Series 2020-INV1 Class A1 144A±±	1.98	3-25-2060	379,189	369,695
Verus Securitization Trust Series 2021-1 Class A2 144A±±	1.05	1-25-2066	3,618,936	2,965,532
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
Verus Securitization Trust Series 2021-2 Class A1 144A±±	1.03%	2-25-2066	$ 2,023,551	$ 1,718,338
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064	3,604,211	3,209,508
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.53	8-25-2032	78,194	79,311
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.53	8-25-2032	45,384	44,498
Wilshire Funding Corporation Series 1998-2 Class M1 (12 Month Treasury Average +2.00%) ±	4.05	12-28-2037	72,322	71,128
Wind River CLO Limited Series 2013-2A Class AR (3 Month LIBOR +1.00%) 144A±	5.79	10-18-2030	16,119,547	15,919,278
Zais Matrix CDO Series 2020-14A Class A1AR (3 Month LIBOR +1.20%) 144A±	5.99	4-15-2032	11,511,261	11,427,608
Total Non-agency mortgage-backed securities (Cost $465,194,219)				440,084,170
Yankee corporate bonds and notes: 13.77%
Consumer discretionary: 0.30%
Automobiles: 0.30%
Nissan Motor Company Limited 144A	3.04	9-15-2023	4,500,000	4,422,904
Stellantis NV	5.25	4-15-2023	530,000	528,580
				4,951,484
Consumer staples: 0.30%
Beverages: 0.30%
Coca-Cola Europacific Partners plc 144A	0.50	5-5-2023	5,000,000	4,955,108
Energy: 0.29%
Oil, gas & consumable fuels: 0.29%
Harvest Operations Corporation 144A	1.00	4-26-2024	5,000,000	4,747,150
Financials: 10.40%
Banks: 8.23%
Banco Bilbao Vizcaya Argentaria SA	0.88	9-18-2023	5,000,000	4,871,399
Banco Santander SA	3.89	5-24-2024	10,000,000	9,787,238
Banque Fédérative du Crédit Mutuel 144A	4.94	1-26-2026	5,000,000	4,929,793
Barclays Bank plc (1 Year Treasury Constant Maturity +0.80%) ±	1.01	12-10-2024	5,135,000	4,944,440
BNP Paribas 144A	3.50	3-1-2023	4,000,000	4,000,000
Corporación Andina de Fomento	2.38	5-12-2023	4,860,000	4,829,576
Credit Suisse New York	3.63	9-9-2024	8,000,000	7,561,536
Danske Bank Class A (1 Year Treasury Constant Maturity +1.45%) 144A±	3.77	3-28-2025	16,850,000	16,489,307
Deutsche Bank (U.S. SOFR +2.16%) ±	2.22	9-18-2024	3,500,000	3,421,255
HSBC Holdings plc (U.S. SOFR +0.58%) ±	1.16	11-22-2024	10,000,000	9,648,062
HSBC Holdings plc (3 Month LIBOR +1.21%) ±	3.80	3-11-2025	10,000,000	9,789,901
ING Groep NV (U.S. SOFR +1.64%) ±	3.87	3-28-2026	4,000,000	3,847,853
Mitsubishi UFJ Financial Group Incorporated (1 Year Treasury Constant Maturity +0.68%) ±	0.85	9-15-2024	4,000,000	3,894,342
Mitsubishi UFJ Financial Group Incorporated (1 Year Treasury Constant Maturity +1.08%) ±	5.72	2-20-2026	5,000,000	4,993,040
Mizuho Financial Group Incorporated (U.S. SOFR +0.87%) ±	0.85	9-8-2024	6,990,000	6,806,293
Mizuho Financial Group Incorporated (U.S. SOFR +1.25%) ±	1.24	7-10-2024	2,420,000	2,380,755
NatWest Markets plc 144A	2.38	5-21-2023	5,290,000	5,253,577
Nordea Bank AB 144A	3.75	8-30-2023	10,000,000	9,918,714
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Income Fund  |  19

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Banks (continued)
Sumitomo Mitsui Banking Corporation	5.46%	1-13-2026	$10,000,000	$ 9,978,045
Toronto-Dominion Bank (U.S. SOFR +0.45%) ±	4.87	9-28-2023	3,000,000	3,002,310
Toronto-Dominion Bank	5.10	1-9-2026	5,000,000	4,984,691
				135,332,127
Capital markets: 0.42%
UBS AG 144A	0.38	6-1-2023	7,000,000	6,917,559
Diversified financial services: 0.59%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	1.15	10-29-2023	10,000,000	9,703,659
Thrifts & mortgage finance: 1.16%
Nationwide Building Society 144A	0.55	1-22-2024	20,000,000	19,095,463
Industrials: 0.57%
Transportation infrastructure: 0.57%
Sydney Airport Finance Company	3.90	3-22-2023	9,265,000	9,257,477
Information technology: 0.88%
Semiconductors & semiconductor equipment: 0.88%
Renesas Electronics Corporation 144A	1.54	11-26-2024	15,670,000	14,417,167
Materials: 1.03%
Chemicals: 1.03%
Park Aerospace Holdings Company 144A	4.50	3-15-2023	4,000,000	3,996,673
Syngenta Finance NV 144A	4.44	4-24-2023	13,000,000	12,966,376
				16,963,049
Total Yankee corporate bonds and notes (Cost $232,301,379)				226,340,243

	Yield	Shares
Short-term investments: 8.85%
Investment companies: 5.22%
Allspring Government Money Market Fund Select Class ♠∞##	4.39	85,784,696	85,784,696
Securities Lending Cash Investments LLC ♠∩∞	4.54	30,522	30,522
			85,815,218

		Interest rate		Principal
U.S. Treasury securities: 3.63%
U.S. Treasury Bill ☼		4.51	4-18-2023	$35,000,000	34,785,159
U.S. Treasury Bill ☼		4.67	3-28-2023	25,000,000	24,915,294
					59,700,453
Total Short-term investments (Cost $145,514,620)					145,515,671
Total investments in securities (Cost $1,728,344,696)	101.25%				1,664,756,907
Other assets and liabilities, net	(1.25)				(20,504,593)
Total net assets	100.00%				$1,644,252,314

The accompanying notes are an integral part of these financial statements.

20  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2023 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$90,308,312	$578,530,368	$(583,053,984)	$0	$0	$ 85,784,696	85,784,696	$ 1,481,593
Securities Lending Cash Investments LLC	0	96,427,807	(96,397,288)	0	3	30,522	30,522	72,451 #
				$0	$3	$85,815,218		$1,554,044

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
5-Year U.S. Treasury Notes	121	6-30-2023	$ 12,992,561	$ 12,953,617	$ 0	$ (38,944)
Long
2-Year U.S. Treasury Notes	(998)	6-30-2023	(203,816,418)	(203,319,109)	497,309	0
10-Year U.S. Treasury Notes	(330)	6-21-2023	(36,908,216)	(36,846,563)	61,653	0
					$558,962	$(38,944)
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Income Fund  |  21

Statement of assets and liabilities—February 28, 2023 (unaudited)

Assets
Investments in unaffiliated securities (including $29,677 of securities loaned), at value (cost $1,642,529,481)	$ 1,578,941,689
Investments in affiliated securities, at value (cost $85,815,215)	85,815,218
Cash	8,174
Cash at broker segregated for futures contracts	2,919,000
Receivable for interest	7,986,332
Receivable for Fund shares sold	3,452,536
Principal paydown receivable	128,814
Receivable for daily variation margin on open futures contracts	23,391
Receivable for securities lending income, net	50
Prepaid expenses and other assets	93,095
Total assets	1,679,368,299
Liabilities
Payable for when-issued transactions	21,255,725
Payable for Fund shares redeemed	12,171,877
Dividends payable	1,289,435
Management fee payable	170,866
Administration fees payable	117,476
Payable upon receipt of securities loaned	30,522
Payable for daily variation margin on open futures contracts	16,429
Distribution fee payable	2,615
Accrued expenses and other liabilities	61,040
Total liabilities	35,115,985
Total net assets	$1,644,252,314
Net assets consist of
Paid-in capital	$ 1,730,239,601
Total distributable loss	(85,987,287)
Total net assets	$1,644,252,314
Computation of net asset value and offering price per share
Net assets – Class A	$ 187,295,227
Shares outstanding – Class A1	22,113,953
Net asset value per share – Class A	$8.47
Maximum offering price per share – Class A2	$8.64
Net assets – Class A2	$ 53,798,203
Shares outstanding – Class A2[1]	6,355,964
Net asset value per share – Class A2	$8.46
Net assets – Class C	$ 4,585,328
Shares outstanding – Class C1	542,007
Net asset value per share – Class C	$8.46
Net assets – Administrator Class	$ 12,759,703
Shares outstanding – Administrator Class[1]	1,513,416
Net asset value per share – Administrator Class	$8.43
Net assets – Institutional Class	$ 1,385,813,853
Shares outstanding – Institutional Class[1]	163,733,999
Net asset value per share – Institutional Class	$8.46
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/98.00 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Ultra Short-Term Income Fund

Statement of operations—six months ended February 28, 2023 (unaudited)

Investment income
Interest	$ 23,130,724
Income from affiliated securities	1,542,161
Dividends	863,352
Total investment income	25,536,237
Expenses
Management fee	2,229,098
Administration fees
Class A	169,017
Class A2	57,740
Class C	3,887
Administrator Class	6,871
Institutional Class	627,670
Shareholder servicing fees
Class A	263,939
Class A2	54,131
Class C	6,071
Administrator Class	17,030
Distribution fee
Class C	18,212
Custody and accounting fees	25,541
Professional fees	45,067
Registration fees	69,672
Shareholder report expenses	20,482
Trustees’ fees and expenses	10,625
Other fees and expenses	20,404
Total expenses	3,645,457
Less: Fee waivers and/or expense reimbursements
Fund-level	(831,748)
Class A	(87,414)
Class A2	(28,160)
Class C	(1,922)
Administrator Class	(1,198)
Net expenses	2,695,015
Net investment income	22,841,222
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(3,818,657)
Futures contracts	7,206,612
Net realized gains on investments	3,387,955
Net change in unrealized gains (losses) on
Unaffiliated securities	5,590,671
Affiliated securities	3
Futures contracts	542,543
Net change in unrealized gains (losses) on investments	6,133,217
Net realized and unrealized gains (losses) on investments	9,521,172
Net increase in net assets resulting from operations	$32,362,394
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Income Fund  |  23

Statement of changes in net assets

	Six months ended February 28, 2023 (unaudited)		Year ended August 31, 2022
Operations
Net investment income		$ 22,841,222		$ 30,150,890
Net realized gains on investments		3,387,955		2,203,909
Net change in unrealized gains (losses) on investments		6,133,217		(78,974,874)
Net increase (decrease) in net assets resulting from operations		32,362,394		(46,620,075)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,364,375)		(2,203,328)
Class A2		(822,945)		(1,210,667)
Class C		(36,296)		(10,434)
Administrator Class		(154,577)		(144,350)
Institutional Class		(19,367,498)		(27,124,417)
Total distributions to shareholders		(22,745,691)		(30,693,196)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,528,324	12,812,164	5,895,635	50,420,825
Class A2	415,229	3,485,249	9,904,616	84,764,729
Class C	73,616	618,057	159,424	1,346,884
Administrator Class	295,839	2,473,013	813,408	6,904,746
Institutional Class	41,276,356	346,532,030	273,686,740	2,334,975,807
		365,920,513		2,478,412,991
Reinvestment of distributions
Class A	253,343	2,129,195	232,255	1,967,202
Class A2	98,048	822,877	142,824	1,210,276
Class C	3,749	31,486	1,082	9,096
Administrator Class	18,257	152,803	16,776	141,490
Institutional Class	1,312,791	11,027,777	1,711,908	14,504,288
		14,164,138		17,832,352
Payment for shares redeemed
Class A	(8,788,881)	(73,778,784)	(10,433,023)	(88,799,648)
Class A2	(6,045,046)	(50,622,637)	(19,219,923)	(163,385,107)
Class C	(156,686)	(1,314,223)	(263,806)	(2,242,894)
Administrator Class	(561,419)	(4,701,825)	(1,559,646)	(13,205,778)
Institutional Class	(99,896,375)	(837,357,887)	(369,065,613)	(3,132,101,475)
		(967,775,356)		(3,399,734,902)
Net decrease in net assets resulting from capital share transactions		(587,690,705)		(903,489,559)
Total decrease in net assets		(578,074,002)		(980,802,830)
Net assets
Beginning of period		2,222,326,316		3,203,129,146
End of period		$1,644,252,314		$ 2,222,326,316
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Ultra Short-Term Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.41	$8.61	$8.60	$8.54	$8.46	$8.48
Net investment income	0.09 [1]	0.07	0.07	0.16	0.17 [1]	0.13
Net realized and unrealized gains (losses) on investments	0.06	(0.20)	0.01	0.06	0.08	(0.02)
Total from investment operations	0.15	(0.13)	0.08	0.22	0.25	0.11
Distributions to shareholders from
Net investment income	(0.09)	(0.07)	(0.07)	(0.16)	(0.17)	(0.13)
Net asset value, end of period	$8.47	$8.41	$8.61	$8.60	$8.54	$8.46
Total return[2]	1.85%	(1.51)%	0.99%	2.62%	3.04%	1.24%
Ratios to average net assets (annualized)
Gross expenses	0.67%	0.65%	0.66%	0.77%	0.80%	0.80%
Net expenses	0.50%	0.49%	0.49%	0.64%	0.70%	0.70%
Net investment income	2.25%	0.79%	0.84%	1.92%	2.05%	1.47%
Supplemental data
Portfolio turnover rate	14%	77%	106%	68%	36%	55%
Net assets, end of period (000s omitted)	$187,295	$244,894	$287,697	$232,660	$215,503	$243,909

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Income Fund  |  25

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A2	Six months ended February 28, 2023 (unaudited)	2022	2021	2020 [1]
Net asset value, beginning of period	$8.40	$8.60	$8.59	$8.52
Net investment income	0.10	0.07	0.07	0.03
Net realized and unrealized gains (losses) on investments	0.06	(0.20)	0.01	0.07
Total from investment operations	0.16	(0.13)	0.08	0.10
Distributions to shareholders from
Net investment income	(0.10)	(0.07)	(0.07)	(0.03)
Net asset value, end of period	$8.46	$8.40	$8.60	$8.59
Total return[2]	1.90%	(1.49)%	0.97%	1.22%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.62%	0.65%	0.66%
Net expenses	0.40%	0.47%	0.50%	0.50%
Net investment income	2.29%	0.75%	0.73%	1.38%
Supplemental data
Portfolio turnover rate	14%	77%	106%	68%
Net assets, end of period (000s omitted)	$53,798	$99,902	$181,131	$29,971

[1]	For the period from May 29, 2020 (commencement of class operations) to August 31, 2020
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Ultra Short-Term Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class C	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.40	$8.60	$8.59	$8.54	$8.46	$8.47
Net investment income	0.06	0.01	0.01 [1]	0.10	0.11	0.06
Net realized and unrealized gains (losses) on investments	0.06	(0.19)	0.01	0.05	0.08	(0.01)
Total from investment operations	0.12	(0.18)	0.02	0.15	0.19	0.05
Distributions to shareholders from
Net investment income	(0.06)	(0.02)	(0.01)	(0.10)	(0.11)	(0.06)
Net asset value, end of period	$8.46	$8.40	$8.60	$8.59	$8.54	$8.46
Total return[2]	1.47%	(2.13)%	0.28%	1.73%	2.27%	0.60%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.38%	1.40%	1.51%	1.55%	1.55%
Net expenses	1.25%	1.11% *	1.19% *	1.40%	1.45%	1.45%
Net investment income	1.50%	0.18%	0.13%	1.16%	1.31%	0.72%
Supplemental data
Portfolio turnover rate	14%	77%	106%	68%	36%	55%
Net assets, end of period (000s omitted)	$4,585	$5,219	$6,230	$5,187	$5,257	$5,056

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended August 31, 2022	0.14%
Year ended August 31, 2021	0.06%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Income Fund  |  27

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Administrator Class	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.37	$8.57	$8.56	$8.51	$8.43	$8.45
Net investment income	0.09	0.07 [1]	0.07 [1]	0.17	0.19 [1]	0.13
Net realized and unrealized gains (losses) on investments	0.06	(0.20)	0.01	0.05	0.08	(0.01)
Total from investment operations	0.15	(0.13)	0.08	0.22	0.27	0.12
Distributions to shareholders from
Net investment income	(0.09)	(0.07)	(0.07)	(0.17)	(0.19)	(0.14)
Net asset value, end of period	$8.43	$8.37	$8.57	$8.56	$8.51	$8.43
Total return[2]	1.85%	(1.53)%	0.98%	2.61%	3.19%	1.39%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.59%	0.60%	0.71%	0.74%	0.74%
Net expenses	0.50%	0.50%	0.50%	0.54%	0.55%	0.55%
Net investment income	2.26%	0.77%	0.82%	2.03%	2.20%	1.54%
Supplemental data
Portfolio turnover rate	14%	77%	106%	68%	36%	55%
Net assets, end of period (000s omitted)	$12,760	$14,740	$21,336	$15,359	$13,748	$15,037

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Ultra Short-Term Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.40	$8.60	$8.59	$8.54	$8.46	$8.48
Net investment income	0.11	0.09	0.09	0.19	0.20	0.15
Net realized and unrealized gains (losses) on investments	0.05	(0.20)	0.02	0.05	0.08	(0.02)
Total from investment operations	0.16	(0.11)	0.11	0.24	0.28	0.13
Distributions to shareholders from
Net investment income	(0.10)	(0.09)	(0.10)	(0.19)	(0.20)	(0.15)
Net asset value, end of period	$8.46	$8.40	$8.60	$8.59	$8.54	$8.46
Total return[1]	1.97%	(1.28)%	1.23%	2.83%	3.40%	1.59%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.32%	0.33%	0.44%	0.47%	0.47%
Net expenses	0.25%	0.25%	0.25%	0.32%	0.35%	0.35%
Net investment income	2.48%	1.01%	1.03%	2.25%	2.41%	1.80%
Supplemental data
Portfolio turnover rate	14%	77%	106%	68%	36%	55%
Net assets, end of period (000s omitted)	$1,385,814	$1,857,572	$2,706,735	$1,004,777	$836,456	$744,844

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Income Fund  |  29

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short-Term Income Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

30  |  Allspring Ultra Short-Term Income Fund

Notes to financial statements (unaudited)
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Allspring Ultra Short-Term Income Fund  |  31

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $1,728,968,957 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 870,040
Gross unrealized losses	(64,562,072)
Net unrealized losses	$(63,692,032)
As of August 31, 2022, the Fund had capital loss carryforwards which consisted of $1,793,671 in short-term capital losses and $23,510,734 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

32  |  Allspring Ultra Short-Term Income Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 19,029,240	$0	$ 19,029,240
Asset-backed securities	0	232,441,832	0	232,441,832
Corporate bonds and notes	0	557,233,602	0	557,233,602
Investment companies	42,172,578	0	0	42,172,578
Municipal obligations	0	1,939,571	0	1,939,571
Non-agency mortgage-backed securities	0	440,084,170	0	440,084,170
Yankee corporate bonds and notes	0	226,340,243	0	226,340,243
Short-term investments
Investment companies	85,815,218	0	0	85,815,218
U.S. Treasury securities	59,700,453	0	0	59,700,453
	187,688,249	1,477,068,658	0	1,664,756,907
Futures contracts	558,962	0	0	558,962
Total assets	$188,247,211	$1,477,068,658	$0	$1,665,315,869
Liabilities
Futures contracts	$ 38,944	$ 0	$0	$ 38,944
Total liabilities	$ 38,944	$ 0	$0	$ 38,944
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended February 28, 2023, the management fee was equivalent to an annual rate of 0.24% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring

Allspring Ultra Short-Term Income Fund  |  33

Notes to financial statements (unaudited)
Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class A2	0.16
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of February 28, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.50%
Class A2	0.40
Class C	1.25
Administrator Class	0.50
Institutional Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor received $266 in contingent deferred sales charges from Class A shares for the six months ended February 28, 2023. No front-end sales charges were incurred by Class A shares and no contingent deferred sales charges were incurred by Class C shares for the six months ended February 28, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.

34  |  Allspring Ultra Short-Term Income Fund

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2023 were $228,165,791 and $432,097,576, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of February 28, 2023, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$29,677	$(29,677)	$0
1 Collateral disclosed within this table is limited to the net transaction with the counterparty.
7. DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2023, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $76,929,579 in long futures contracts and $361,610,646 in short futures contracts during the six months ended February 28, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2023, there were no borrowings by the Fund under the agreement.
9. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Ultra Short-Term Income Fund  |  35

Notes to financial statements (unaudited)
10. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

36  |  Allspring Ultra Short-Term Income Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Ultra Short-Term Income Fund  |  37

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

38  |  Allspring Ultra Short-Term Income Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Ultra Short-Term Income Fund  |  39

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

40  |  Allspring Ultra Short-Term Income Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03102023-we6nouz8 04-23
SAR3006 02-23

Semi-Annual Report
February 28, 2023
Allspring Managed Account
■	Allspring Managed Account CoreBuilder® Shares – Series CP

The views expressed and any forward-looking statements are as of February 28, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Managed Account  |  1

Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher Y. Kauffman, CFA®‡, Janet S. Rilling, CFA®‡, CPA, Michael J. Schueller, CFA®‡, Michal Stanczyk, Noah M. Wise, CFA®‡

Average annual total returns (%) as of February 28, 2023
				Expense ratios (%)
	Inception date	1 year	Since inception	Gross	Net [1]
Allspring Managed Account CoreBuilder Shares - Series CP (WFCPX)	6-2-2021	-9.11	-6.42	0.96	0.00
Bloomberg U.S. Aggregate Bond Index[2]	–	-9.72	-7.03 ¤	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.
¤	Based on the Fund's inception date.
[1]	Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as risk of greater volatility in value, credit risk (for example, risk of issuer default), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Consult the Fund’s prospectus for additional information on these and other risks.
CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Allspring Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Allspring Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring Managed Account

Performance highlights (unaudited)
Credit quality as of February 28, 2023[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of February 28, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Managed Account  |  3

Fund expenses (unaudited)
As a shareholder of the Fund, you incur and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2022 to February 28, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 9-1-2022	Ending account value 2-28-2023	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$ 994.08	$0.00 *	0.00% *
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00 *	0.00% *
1 Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).
*  Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

4  |  Allspring Managed Account

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 14.76%
FHLB	5.50%	7-15-2036	$230,000	$ 257,023
FNMA %%	5.50	3-13-2053	1,400,000	1,397,594
FNMA	6.21	8-6-2038	95,000	111,769
GNMA %%	2.00	3-21-2053	525,000	440,005
GNMA %%	5.00	3-21-2053	900,000	889,172
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	310,000	226,028
Total Agency securities (Cost $3,376,685)				3,321,591
Asset-backed securities: 16.17%
Carvana Auto Receivables Trust Series 2019-2A Class D 144A	3.28	1-15-2025	162,308	161,333
DB Master Finance LLC Series 21-1A Class A23 144A	2.79	11-20-2051	301,188	241,932
DT Auto Owner Trust Series 2021-3A Class B 144A	0.58	11-17-2025	340,000	331,521
ECMC Group Student Loan Trust Series 2018-1A Class A (1 Month LIBOR +0.75%) 144A±	5.37	2-27-2068	205,606	198,111
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3 144A	2.80	1-20-2051	250,000	225,209
OneMain Financial Trust Series 2018-2A Class A 144A	3.57	3-14-2033	250,000	245,936
Pagaya AI Debt Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	35,983	35,639
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	300,000	283,997
Taco Bell Funding LLC Series 2016-1A Class A23 144A	4.97	5-25-2046	235,625	228,863
Wendy's Funding LLC Series 2021-1A Class A2II 144A	2.78	6-15-2051	246,250	200,100
Westlake Automobile Receivable Series 2020-1A Class D 144A	2.80	6-16-2025	340,000	335,120
Westlake Automobile Receivable Series 2020-3A Class C 144A	1.24	11-17-2025	340,000	333,451
Westlake Automobile Receivable Series 2021-1A Class C 144A	0.95	3-16-2026	415,000	399,462
Wingstop Funding LLC Series 2020-1A Class A2 144A	2.84	12-5-2050	247,500	214,111
Zaxby's Funding LLC Series 2021-1A Class A2 144A	3.24	7-30-2051	246,250	203,772
Total Asset-backed securities (Cost $3,869,215)				3,638,557
Corporate bonds and notes: 14.65%
Communication services: 0.55%
Media: 0.55%
CCO Holdings LLC 144A	4.50	8-15-2030	50,000	41,126
CSC Holdings LLC 144A	4.63	12-1-2030	60,000	32,303
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	70,000	49,559
				122,988
Consumer discretionary: 0.99%
Diversified consumer services: 0.11%
Howard University	5.21	10-1-2052	30,000	24,512
Household durables: 0.19%
KB Home Company	4.80	11-15-2029	50,000	43,625
Specialty retail: 0.69%
Michaels Companies Incorporated 144A	7.88	5-1-2029	50,000	37,625
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  5

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Specialty retail (continued)
NMG Holding Company Incorporated 144A	7.13%	4-1-2026	$50,000	$ 48,250
Rent-A-Center Incorporated 144A	6.38	2-15-2029	80,000	68,630
				154,505
Energy: 1.76%
Oil, gas & consumable fuels: 1.76%
Aethon United 144A	8.25	2-15-2026	160,000	153,893
Apache Corporation	5.35	7-1-2049	60,000	47,525
Energy Transfer Partners LP	5.00	5-15-2050	50,000	40,972
Harvest Midstream LP 144A	7.50	9-1-2028	70,000	67,505
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	50,000	43,495
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	50,000	43,117
				396,507
Financials: 4.64%
Banks: 1.61%
Citigroup Incorporated (5 Year Treasury Constant Maturity +3.60%) ʊ±	4.00	12-10-2025	130,000	118,950
Citigroup Incorporated (U.S. SOFR 3 Month +4.78%) ±	6.25	12-29-2049	50,000	49,815
Wells Fargo & Company (U.S. SOFR +1.32%) ±	3.91	4-25-2026	200,000	192,912
				361,677
Capital markets: 0.71%
Morgan Stanley (U.S. SOFR +1.20%) ±	2.51	10-20-2032	150,000	118,723
Morgan Stanley (U.S. SOFR +2.62%) ±	5.30	4-20-2037	45,000	41,931
				160,654
Consumer finance: 0.89%
OneMain Finance Corporation	7.13	3-15-2026	170,000	165,259
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	50,000	35,147
				200,406
Insurance: 1.43%
Hill City Funding Trust 144A	4.05	8-15-2041	100,000	70,949
Maple Grove Funding Trust 144A	4.16	8-15-2051	100,000	71,444
MetLife Incorporated	5.00	7-15-2052	35,000	33,534
National Life Global Insurance Company (3 Month LIBOR +3.31%) 144A±	5.25	7-19-2068	40,000	36,722
OneAmerica Financial Partners Incorporated 144A	4.25	10-15-2050	25,000	18,189
Transatlantic Holdings Incorporated	8.00	11-30-2039	73,000	91,085
				321,923
Health care: 0.10%
Pharmaceuticals: 0.10%
Bausch Health Companies Incorporated 144A	5.00	1-30-2028	50,000	21,559
Industrials: 1.37%
Aerospace & defense: 0.30%
The Boeing Company	5.81	5-1-2050	70,000	66,585
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Managed Account

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines: 0.54%
American Airlines Group Incorporated 144A	5.75%	4-20-2029	$80,000	$ 76,089
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	50,000	46,496
				122,585
Industrial conglomerates: 0.14%
General Electric Company (3 Month LIBOR +3.33%) ±	8.10	12-29-2049	32,000	31,958
Trading companies & distributors: 0.39%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	38,000	37,064
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	50,000	51,371
				88,435
Information technology: 2.03%
Electronic equipment, instruments & components: 0.04%
Dell International LLC	8.35	7-15-2046	8,000	9,082
IT services: 0.27%
Fidelity National Information Services Incorporated	5.63	7-15-2052	40,000	37,366
Global Payments Incorporated	5.95	8-15-2052	25,000	23,114
				60,480
Software: 1.72%
Fortinet Incorporated	2.20	3-15-2031	250,000	199,362
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	60,000	45,459
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	220,000	142,982
				387,803
Materials: 1.34%
Containers & packaging: 1.34%
AptarGroup Incorporated	3.60	3-15-2032	250,000	210,846
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	100,000	90,338
				301,184
Real estate: 1.27%
Equity REITs: 1.27%
Brandywine Operating Partnership Series 3	7.55	3-15-2028	45,000	44,119
EPR Properties	3.60	11-15-2031	25,000	18,814
EPR Properties	3.75	8-15-2029	35,000	28,526
Sabra Health Care LP / Sabra Capital Corporation	5.13	8-15-2026	125,000	118,235
Service Properties Trust Company	4.35	10-1-2024	80,000	76,576
				286,270
Utilities: 0.60%
Electric utilities: 0.60%
Edison International	6.95	11-15-2029	100,000	104,989
Oklahoma Gas & Electric Company	5.40	1-15-2033	30,000	30,104
				135,093
Total Corporate bonds and notes (Cost $3,823,000)				3,297,831
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  7

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes : 6.43%
Communication services: 1.85%
Media: 1.13%
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.19%)	2.88%	12-31-2049	EUR	100,000	$ 88,984
Tele Columbus AG 144A	3.88	5-2-2025	EUR	100,000	84,355
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	100,000	80,121
					253,460
Wireless telecommunication services: 0.72%
Tele2 AB Company	0.75	3-23-2031	EUR	200,000	161,320
Consumer discretionary: 0.45%
Automobiles: 0.45%
Peugeot SA Company	2.00	3-20-2025	EUR	100,000	101,817
Consumer staples: 0.87%
Food products: 0.37%
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	100,000	84,687
Tobacco: 0.50%
BAT International Finance plc	2.25	1-16-2030	EUR	130,000	111,766
Energy: 0.40%
Oil, gas & consumable fuels: 0.40%
Eni SpA	1.13	9-19-2028	EUR	100,000	90,564
Financials: 1.66%
Banks: 0.92%
Deutsche Bank (3 Month EURIBOR +2.95%) ±	5.00	9-5-2030	EUR	200,000	205,259
Consumer finance: 0.74%
Abertis Finance BV Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.63%) ʊ	2.63	1-26-2027	EUR	100,000	87,260
Cellnex Finance Company SA	2.00	9-15-2032	EUR	100,000	79,705
					166,965
Industrials: 0.37%
Containers & packaging: 0.37%
Can-Pack SA 144A	2.38	11-1-2027	EUR	100,000	83,940
Materials: 0.40%
Paper & forest products: 0.40%
Ahlstrom-Munksjo Holding 3 Oy 144A	3.63	2-4-2028	EUR	100,000	90,055
Utilities: 0.43%
Independent power & renewable electricity producers: 0.43%
RWE AG	2.75	5-24-2030	EUR	100,000	96,453
Total Foreign corporate bonds and notes (Cost $1,803,519)					1,446,286
Foreign government bonds : 13.85%
Bonos y Obligaciones del Estado ¤	0.00	1-31-2028	EUR	395,000	355,290
Brazil ¤	0.00	7-1-2024	BRL	2,900,000	470,943
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Managed Account

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign government bonds (continued)
France	0.75%	2-25-2028	EUR	1,035,000	$ 980,750
Germany	1.30	10-15-2027	EUR	995,000	987,812
Malaysia	3.88	3-14-2025	MYR	975,000	219,479
Mexico	3.75	2-21-2024	EUR	100,000	103,244
Total Foreign government bonds (Cost $3,248,508)					3,117,518
Non-agency mortgage-backed securities: 19.52%
Auburn CLO Limited. Series 2017-1A Class A2A (3 Month LIBOR +1.62%) 144A±	6.43	10-20-2030		$250,000	245,670
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041		250,000	215,396
Carlyle Global Market Series 2017-2A Class R2 (3 Month LIBOR +1.60%) 144A±	6.41	7-20-2031		250,000	239,954
Cascade Funding Mortgage Trust Series 2018-RM2 Class B 144A±±	4.00	10-25-2068		294,508	278,694
Cascade Funding Mortgage Trust Series 2021-HB7 Class M2 144A±±	2.68	10-27-2031		250,000	228,005
Dryden Senior Loan Fund Series 2020-78A Class A (3 Month LIBOR +1.18%) 144A±	5.97	4-17-2033		400,000	395,664
FREMF Mortgage Trust Series 2019-KF70 Class B (1 Month LIBOR +2.30%) 144A±	6.87	9-25-2029		88,488	85,608
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1 144A±±	1.07	6-25-2056		144,597	119,068
JPMorgan Mortgage Trust Series 2020-1 Class A15 144A±±	3.50	6-25-2050		87,745	77,257
Madison Park Funding Limited Series 2020-46A Class B1R (3 Month LIBOR +1.65%) 144A±	6.44	10-15-2034		500,000	489,916
MF1 Multifamily Housing Mortgage Loan Trust Series 2022-FL8 Class C (30 Day Average U.S. SOFR +2.20%) 144A±	6.63	2-19-2037		250,000	234,689
MFRA Trust Series 2020-NQM3 Class M1 144A±±	2.65	1-26-2065		250,000	200,373
Neuberger Berman CLO Limited Series 2017-25A Class BR (3 Month LIBOR +1.35%) 144A±	6.14	10-18-2029		250,000	244,172
Octagon Investment Partners Series 2017-1A Class A1R (3 Month LIBOR +1.00%) 144A±	5.81	3-17-2030		244,837	242,339
Residential Mortgage Loan Trust Series 2019-3 Class A3 144A±±	3.04	9-25-2059		45,231	44,314
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1 144A±±	1.03	11-25-2055		85,170	74,678
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (1 Month LIBOR +1.30%) 144A±	5.92	10-25-2059		150,000	144,835
Towd Point Mortgage Trust Series 2020-4 Class A2 144A	2.50	10-25-2060		350,000	278,507
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064		85,448	76,091
Verus Securitization Trust Series 2021-R3 Class A2 144A±±	1.28	4-25-2064		88,186	78,531
Wind River CLO Limited Series 2018-2A Class A2 (3 Month LIBOR +1.45%) 144A±	6.24	7-15-2030		409,000	399,287
Total Non-agency mortgage-backed securities (Cost $4,759,014)					4,393,048
U.S. Treasury securities: 16.46%
U.S. Treasury Bond	2.00	8-15-2051		110,000	73,936
U.S. Treasury Bond ##	2.25	5-15-2041		550,000	417,893
U.S. Treasury Bond	3.00	2-15-2049		130,000	108,773
U.S. Treasury Bond	3.00	8-15-2052		365,000	306,828
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  9

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond ##	3.13%	5-15-2048	$1,385,000	$ 1,182,281
U.S. Treasury Note ##	3.50	2-15-2033	395,000	381,977
U.S. Treasury Note	4.00	11-15-2042	70,000	69,005
U.S. Treasury Note	4.00	11-15-2052	185,000	188,295
U.S. Treasury Note ##	4.13	11-15-2032	960,000	975,300
Total U.S. Treasury securities (Cost $4,032,403)				3,704,288
Yankee corporate bonds and notes: 5.16%
Financials: 3.24%
Banks: 2.35%
Banco do Brasil SA 144A	4.88	1-11-2029	200,000	185,940
Itau Unibanco Holding SA 144A	3.25	1-24-2025	200,000	190,050
Macquire Bank Limited (5 Year Treasury Constant Maturity +1.70%) 144A±	3.05	3-3-2036	200,000	151,976
				527,966
Consumer finance: 0.49%
Unifin Financiera SAB de CV 144A†	9.88	1-28-2029	250,000	9,375
Volkswagen Financial Services AG	3.38	4-6-2028	100,000	100,948
				110,323
Insurance: 0.40%
Athene Global Funding	0.37	9-10-2026	100,000	90,131
Health care: 0.43%
Life sciences tools & services: 0.43%
Danaher Corporation	2.50	3-30-2030	100,000	96,151
Materials: 0.38%
Chemicals: 0.38%
Westlake Chemical Corporation	1.63	7-17-2029	100,000	85,874
Utilities: 1.11%
Electric utilities: 1.11%
Comision Federal de Electricidad SA de CV 144A	3.88	7-26-2033	200,000	151,514
Duke Energy Corporation	3.10	6-15-2028	100,000	99,435
				250,949
Total Yankee corporate bonds and notes (Cost $1,508,577)				1,161,394
Yankee government bonds: 1.77%
Dominican Republic 144A	4.88	9-23-2032	230,000	192,241
Mexico	6.35	2-9-2035	200,000	205,197
Total Yankee government bonds (Cost $436,149)				397,438

The accompanying notes are an integral part of these financial statements.

10  |  Allspring Managed Account

Portfolio of investments—February 28, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.48%
Investment companies: 1.48%
Allspring Government Money Market Fund Select Class ♠∞		4.39%	332,295	$ 332,295
Total Short-term investments (Cost $332,295)				332,295
Total investments in securities (Cost $27,189,365)	110.25%			24,810,246
Other assets and liabilities, net	(10.25)			(2,307,280)
Total net assets	100.00%			$22,502,966

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,224,726	$5,840,201	$(6,732,632)	$0	$0	$332,295	332,295	$6,203
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  11

Portfolio of investments—February 28, 2023 (unaudited)

Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
2,071,967 USD	1,945,000 EUR	Citibank NA	3-31-2023	$ 11,167	$ 0
113,224 USD	105,000 EUR	Citibank NA	3-31-2023	1,973	0
495,570 USD	460,000 EUR	Citibank NA	3-31-2023	8,183	0
224,906 USD	208,000 EUR	Citibank NA	3-31-2023	4,523	0
328,526 USD	300,000 EUR	Citibank NA	3-31-2023	10,665	0
49,011 USD	45,000 EUR	Citibank NA	3-31-2023	1,332	0
59,825 USD	55,000 EUR	Citibank NA	3-31-2023	1,550	0
229,750 USD	210,000 EUR	Citibank NA	3-31-2023	7,247	0
187,206 USD	175,000 EUR	Citibank NA	3-31-2023	1,787	0
101,842 USD	95,000 EUR	Citibank NA	3-31-2023	1,186	0
642,150 USD	600,000 EUR	Citibank NA	3-31-2023	6,428	0
113,718 USD	105,000 EUR	Citibank NA	3-31-2023	2,466	0
14,737,254 JPY	113,718 USD	Citibank NA	3-31-2023	0	(5,039)
				$58,507	$(5,039)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Ultra Treasury Notes	4	6-21-2023	$ 467,710	$ 468,750	$ 1,040	$ 0
U.S. Ultra Treasury Bonds	2	6-21-2023	271,561	270,125	0	(1,436)
2-Year U.S. Treasury Notes	42	6-30-2023	8,581,848	8,556,516	0	(25,332)
5-Year U.S. Treasury Notes	15	6-30-2023	1,610,648	1,605,820	0	(4,828)
Short
Euro-BOBL Futures	(4)	3-8-2023	(478,187)	(460,720)	17,467	0
Euro-Bund	(5)	3-8-2023	(708,754)	(664,550)	44,204	0
Euro-Schatz Futures	(2)	3-8-2023	(213,246)	(209,960)	3,286	0
10-Year U.S. Treasury Notes	(21)	6-21-2023	(2,348,705)	(2,344,781)	3,924	0
					$69,921	$(31,596)
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Managed Account

Statement of assets and liabilities—February 28, 2023 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $26,857,070)	$ 24,477,951
Investments in affiliated securities, at value (cost $332,295)	332,295
Cash at broker segregated for futures contracts	140,000
Receivable for investments sold	240,020
Receivable for interest	188,749
Unrealized gains on forward foreign currency contracts	58,507
Receivable for daily variation margin on open futures contracts	4,613
Receivable from manager	47
Prepaid expenses and other assets	17,288
Total assets	25,459,470
Liabilities
Payable for investments purchased	2,757,074
Due to custodian bank, foreign currency, at value (cost $193,786)	193,786
Unrealized losses on forward foreign currency contracts	5,039
Accrued expenses and other liabilities	605
Total liabilities	2,956,504
Total net assets	$22,502,966
Net assets consist of
Paid-in capital	$ 26,824,305
Total distributable loss	(4,321,339)
Total net assets	$22,502,966
Computation of net asset value per share
Net assets	$ 22,502,966
Share outstanding [1]	1,352,547
Net asset value per share	$16.64
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  13

Statement of operations—six months ended February 28, 2023 (unaudited)

Investment income
Interest	$ 460,226
Income from affiliated securities	6,203
Total investment income	466,429
Expenses
Custody and accounting fees	4,734
Professional fees	13,123
Registration fees	19,884
Shareholder report expenses	6,526
Trustees’ fees and expenses	11,716
Other fees and expenses	2,323
Total expenses	58,306
Less: Fee waivers and/or expense reimbursements	(58,306)
Net expenses	0
Net investment income	466,429
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(1,159,946)
Foreign currency and foreign currency translations	1,885
Forward foreign currency contracts	7,525
Futures contracts	(134,760)
Net realized losses on investments	(1,285,296)
Net change in unrealized gains (losses) on
Unaffiliated securities	744,476
Forward foreign currency contracts	(43,895)
Futures contracts	29,361
Net change in unrealized gains (losses) on investments	729,942
Net realized and unrealized gains (losses) on investments	(555,354)
Net decrease in net assets resulting from operations	$ (88,925)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Managed Account

Statement of changes in net assets

	Six months ended February 28, 2023 (unaudited)		Year ended August 31, 2022
Operations
Net investment income		$ 466,429		$ 732,682
Net realized losses on investments		(1,285,296)		(499,398)
Net change in unrealized gains (losses) on investments		729,942		(3,174,526)
Net decrease in net assets resulting from operations		(88,925)		(2,941,242)
Distributions to shareholders from
Net investment income and net realized gains		(667,062)		(961,294)
Capital share transactions	Shares		Shares
Proceeds from shares sold	660	10,878	26,564	496,561
Reinvestment of distributions	37,014	605,851	38,309	711,015
Net increase in net assets resulting from capital share transactions		616,729		1,207,576
Total decrease in net assets		(139,258)		(2,694,960)
Net assets
Beginning of period		22,642,224		25,337,184
End of period		$22,502,966		$22,642,224
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
	Six months ended February 28, 2023 (unaudited)	2022	2021 [1]
Net asset value, beginning of period	$17.22	$20.27	$20.00
Net investment income	0.35	0.57	0.14
Net realized and unrealized gains (losses) on investments	(0.43)	(2.86)	0.13
Total from investment operations	(0.08)	(2.29)	0.27
Distributions to shareholders from
Net investment income	(0.46)	(0.72)	0.00
Net realized gains	(0.04)	(0.04)	0.00
Total distributions to shareholders	(0.50)	(0.76)	0.00
Net asset value, end of period	$16.64	$17.22	$20.27
Total return	(0.59)%	(11.59)%	1.35%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.96%	0.83%
Net expenses[2]	0.00%	0.00%	0.00%
Net investment income	4.22%	3.04%	2.75%
Supplemental data
Portfolio turnover rate	88%	125%	27%
Net assets, end of period (000s omitted)	$22,503	$22,642	$25,337

[1]	For the period from June 2, 2021 (commencement of operations) to August 31, 2021
[2]	The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and others expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Managed Account

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares - Series CP (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee established by Allspring Funds Management, LLC ("Allspring Funds Management").
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

Allspring Managed Account  |  17

Notes to financial statements (unaudited)
The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

18  |  Allspring Managed Account

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the period since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $30,302,000 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 170,733
Gross unrealized losses	(5,570,694)
Net unrealized losses	$(5,399,961)
As of August 31, 2022, the Fund had current year deferred post-October capital losses consisting of $634,662 in short-term capital losses and $50,774 in long-term capital losses which was recognized in the first day of the current fiscal year.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Managed Account  |  19

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 3,321,591	$0	$ 3,321,591
Asset-backed securities	0	3,638,557	0	3,638,557
Corporate bonds and notes	0	3,297,831	0	3,297,831
Foreign corporate bonds and notes	0	1,446,286	0	1,446,286
Foreign government bonds	0	3,117,518	0	3,117,518
Non-agency mortgage-backed securities	0	4,393,048	0	4,393,048
U.S. Treasury securities	3,704,288	0	0	3,704,288
Yankee corporate bonds and notes	0	1,161,394	0	1,161,394
Yankee government bonds	0	397,438	0	397,438
Short-term investments
Investment companies	332,295	0	0	332,295
	4,036,583	20,773,663	0	24,810,246
Forward foreign currency contracts	0	58,507	0	58,507
Futures contracts	69,921	0	0	69,921
Total assets	$4,106,504	$20,832,170	$0	$24,938,674
Liabilities
Forward foreign currency contracts	$ 0	$ 5,039	$0	$ 5,039
Futures contracts	31,596	0	0	31,596
Total liabilities	$ 31,596	$ 5,039	$0	$ 36,635
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

20  |  Allspring Managed Account

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$7,299,893	$16,071,394	$6,672,815	$13,180,041
6. DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2023, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes.
The volume of the Fund's derivative activity during the six months ended February 28, 2023 was as follows:
Futures contracts
Average notional balance on long futures	$10,833,227
Average notional balance on short futures	5,208,224
Forward foreign currency contracts
Average contract amounts to buy	$ 285,672
Average contract amounts to sell	2,705,852
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of February 28, 2023 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 69,921*	Unrealized losses on futures contracts	$ 31,596*
Foreign currency risk	Unrealized gains on forward foreign currency contracts	58,507	Unrealized losses on forward foreign currency contracts	5,039
		$128,428		$36,635
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of February 28, 2023 is reported separately on the Statement of Assets and Liabilities.

Allspring Managed Account  |  21

Notes to financial statements (unaudited)
The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2023 was as follows:
	Net realized gains (losses) on derivatives
	Forward foreign currency contracts	Futures contracts	Total
Interest rate risk	$ 0	$ (134,760)	$ (134,760)
Foreign currency risk	7,525	0	7,525
	$7,525	$(134,760)	$(127,235)

	Net change in unrealized gains (losses) on derivatives
	Forward foreign currency contracts	Futures contracts	Total
Interest rate risk	$ 0	$ 29,361	$ 29,361
Foreign currency risk	(43,895)	0	(43,895)
	$(43,895)	$29,361	$(14,534)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank NA	$58,507	$(5,039)	$0	$53,468

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Citibank NA	$5,039	$(5,039)	$0	$0
7. CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of February 28, 2023, Allspring Funds Management or one of its affiliates owned 100% of the Fund.

22  |  Allspring Managed Account

Notes to financial statements (unaudited)
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Managed Account  |  23

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

24  |  Allspring Managed Account

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Managed Account  |  25

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26  |  Allspring Managed Account

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Managed Account  |  27

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
Attn: Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-888-877-9275 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03102023-ajwiicrp 04-23
SAR4903 02-23

ITEM 2. CODE OF ETHICS

=======================

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

=========================================

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

===============================================

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

==============================================

Not applicable.

ITEM 6. INVESTMENTS

====================

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

===============================================================

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

==============================================================================

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

===================================================================

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

============================================================

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

==================================

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

====================================================================

Not applicable.

ITEM 13. EXHIBITS

=================

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: April 26, 2023

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: April 26, 2023